UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree China ex-State-Owned Enterprises Fund

Ticker: CXSE

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$37	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 30.63% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI China Index, which returned 40.44% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy and Utilities, driven by strong allocation effects resulting from underweights to two underperforming sectors.

  Consumer Discretionary also contributed modestly to performance, primarily due to positive stock selection effects.

  Information Technology and Communication Services detracted significantly from performance due to poor stock selection effects. Information Technology’s negative stock selection impact outweighed positive allocation effects from an overweight.

   Financials was also a headwind due to a mix of poor stock selection and allocation effects.

  The Fund’s avoidance of state-owned enterprises (SOEs) contributed positively to performance during the period, as Chinese SOEs underperformed non-SOEs during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI China Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree China ex-State-Owned Enterprises Fund $14,006	MSCI China Index $12,813	WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index $14,446Footnote Reference*
3/31/15	$10,000	$10,000	$10,000
4/30/15	$11,601	$11,668	$11,599
5/31/15	$10,914	$11,236	$10,917
6/30/15	$10,120	$10,604	$10,187
7/31/15	$9,176	$9,462	$9,267
8/31/15	$7,965	$8,357	$8,104
9/30/15	$7,849	$8,195	$7,986
10/31/15	$9,229	$8,940	$9,391
11/30/15	$9,386	$8,638	$9,626
12/31/15	$9,277	$8,525	$9,514
1/31/16	$7,964	$7,441	$8,166
2/29/16	$7,805	$7,253	$8,012
3/31/16	$8,660	$8,116	$8,898
4/30/16	$8,694	$8,100	$8,939
5/31/16	$8,621	$8,039	$8,865
6/30/16	$8,435	$8,125	$8,660
7/31/16	$8,677	$8,409	$8,924
8/31/16	$9,453	$9,029	$9,727
9/30/16	$9,805	$9,257	$10,097
10/31/16	$9,722	$9,078	$10,015
11/30/16	$9,630	$8,969	$9,925
12/31/16	$9,166	$8,602	$9,451
1/31/17	$9,865	$9,186	$10,171
2/28/17	$10,326	$9,511	$10,647
3/31/17	$10,734	$9,714	$11,066
4/30/17	$11,145	$9,973	$11,496
5/31/17	$12,022	$10,499	$12,411
6/30/17	$12,342	$10,741	$12,752
7/31/17	$13,710	$11,695	$14,158
8/31/17	$14,179	$12,188	$14,645
9/30/17	$14,775	$12,315	$15,271
10/31/17	$15,470	$12,804	$15,979
11/30/17	$15,835	$13,004	$16,340
12/31/17	$16,320	$13,253	$16,832
1/31/18	$17,784	$14,908	$18,365
2/28/18	$16,987	$13,953	$17,549
3/31/18	$16,517	$13,494	$17,089
4/30/18	$16,062	$13,491	$16,617
5/31/18	$16,579	$13,739	$17,186
6/30/18	$15,621	$13,021	$16,154
7/31/18	$14,875	$12,697	$15,405
8/31/18	$14,172	$12,215	$14,686
9/30/18	$13,731	$12,044	$14,247
10/31/18	$12,031	$10,662	$12,155
11/30/18	$12,743	$11,444	$12,883
12/31/18	$11,762	$10,751	$11,895
1/31/19	$13,119	$11,940	$13,273
2/28/19	$14,084	$12,352	$14,240
3/31/19	$14,887	$12,653	$15,059
4/30/19	$15,329	$12,935	$15,507
5/31/19	$13,110	$11,242	$13,266
6/30/19	$14,242	$12,145	$14,424
7/31/19	$14,275	$12,079	$14,461
8/31/19	$13,851	$11,574	$14,046
9/30/19	$13,838	$11,571	$14,019
10/31/19	$14,615	$12,038	$14,823
11/30/19	$14,958	$12,253	$15,177
12/31/19	$16,049	$13,273	$16,286
1/31/20	$15,768	$12,636	$15,964
2/29/20	$15,989	$12,759	$16,239
3/31/20	$14,896	$11,917	$15,126
4/30/20	$16,059	$12,670	$16,254
5/31/20	$16,541	$12,607	$16,798
6/30/20	$18,655	$13,740	$18,887
7/31/20	$20,678	$15,037	$21,035
8/31/20	$22,128	$15,891	$22,506
9/30/20	$21,713	$15,456	$22,117
10/31/20	$23,097	$16,274	$23,473
11/30/20	$24,013	$16,725	$24,438
12/31/20	$25,772	$17,188	$26,237
1/31/21	$27,754	$18,454	$28,250
2/28/21	$27,505	$18,263	$27,979
3/31/21	$25,136	$17,115	$25,583
4/30/21	$25,881	$17,352	$26,362
5/31/21	$25,585	$17,486	$26,478
6/30/21	$26,399	$17,503	$26,824
7/31/21	$22,455	$15,080	$22,816
8/31/21	$22,020	$15,081	$22,381
9/30/21	$20,978	$14,323	$21,327
10/31/21	$21,893	$14,775	$22,275
11/30/21	$20,692	$13,893	$21,057
12/31/21	$19,647	$13,455	$20,023
1/31/22	$18,397	$13,058	$18,730
2/28/22	$17,796	$12,549	$18,126
3/31/22	$16,137	$11,545	$16,437
4/30/22	$15,142	$11,074	$15,434
5/31/22	$15,387	$11,204	$15,685
6/30/22	$16,839	$11,939	$17,050
7/31/22	$15,129	$10,805	$15,442
8/31/22	$15,002	$10,830	$15,320
9/30/22	$12,625	$9,253	$12,896
10/31/22	$10,639	$7,698	$10,883
11/30/22	$13,381	$9,985	$13,698
12/31/22	$13,971	$10,504	$14,305
1/31/23	$15,649	$11,742	$16,031
2/28/23	$13,684	$10,523	$14,020
3/31/23	$13,919	$10,999	$14,268
4/30/23	$13,110	$10,431	$13,437
5/31/23	$11,903	$9,552	$12,197
6/30/23	$12,314	$9,931	$12,623
7/31/23	$13,853	$10,999	$14,208
8/31/23	$12,515	$10,014	$12,838
9/30/23	$12,019	$9,739	$12,331
10/31/23	$11,603	$9,323	$11,908
11/30/23	$11,624	$9,558	$11,932
12/31/23	$11,362	$9,328	$11,666
1/31/24	$9,653	$8,338	$9,911
2/29/24	$10,722	$9,038	$11,009
3/31/24	$10,722	$9,123	$11,006
4/30/24	$11,261	$9,725	$11,575
5/31/24	$11,354	$9,958	$11,673
6/30/24	$10,924	$9,770	$11,231
7/31/24	$10,879	$9,640	$11,185
8/31/24	$10,855	$9,737	$11,167
9/30/24	$14,060	$12,065	$14,476
10/31/24	$13,098	$11,351	$13,491
11/30/24	$12,539	$10,848	$12,916
12/31/24	$12,451	$11,139	$12,830
1/31/25	$12,522	$11,242	$12,909
2/28/25	$13,808	$12,564	$14,237
3/31/25	$14,006	$12,813	$14,446
Footnote	Description
Footnote*	Wisdom Tree China ex - Finanacials Index through June 30 2015; Wisdom Tree China ex - State- Owned Enterprises Index thereafter.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	30.63%	-1.22%	3.43%
MSCI China Index	40.44%	1.46%	2.51%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index	31.25%	-0.92%	3.75%

Key Fund Statistics

  Total Net Assets$425,407,178
  # of Portfolio Holdings204
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$1,238,073

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	10.8%
Alibaba Group Holding Ltd.	10.3%
Ping An Insurance Group Co. of China Ltd.	4.2%
Meituan	3.7%
Contemporary Amperex Technology Co. Ltd.	3.4%
BYD Co. Ltd.	3.4%
PDD Holdings, Inc.	3.3%
JD.com, Inc.	2.1%
Midea Group Co. Ltd.	1.8%
NetEase, Inc.	1.7%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	30.5%
Communication Services	18.3%
Health Care	11.1%
Industrials	11.1%
Information Technology	10.6%
Financials	7.1%
Consumer Staples	6.4%
Materials	2.5%
Real Estate	1.8%
Utilities	0.5%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree China ex-State-Owned Enterprises Fund

Annual Shareholder Report - March 31, 2025

Ticker: CXSE

CXSE - 032025

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Ticker: XSOE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$34	0.33%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.29% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposure to Materials, driven by a mix of positive allocation and stock selection effects.

  Energy also contributed positively to performance, primarily due to positive allocation effects.

  Information Technology detracted meaningfully from performance due to poor stock selection effects.

  The Fund benefited from its exposure to India, primarily due to strong stock selection effects.

  China detracted significantly from performance due to a blend of poor stock selection and allocation effects.

  Taiwan was also a headwind due to negative stock selection effects.

  The Fund’s avoidance of state-owned enterprises (SOEs) detracted from performance during the period, as SOEs outperformed non-SOEs within the broad MSCI Emerging Markets benchmark.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $	MSCI Emerging Markets Index $	WisdomTree Emerging Markets ex-State-Owned Enterprises Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,568	10,769	10,607
5/31/15	10,191	10,338	10,222
6/30/15	9,934	10,069	10,003
7/31/15	9,316	9,371	9,363
8/31/15	8,459	8,524	8,559
9/30/15	8,230	8,267	8,340
10/31/15	8,963	8,857	9,114
11/30/15	8,734	8,512	8,946
12/31/15	8,498	8,322	8,699
1/31/16	7,967	7,782	8,142
2/29/16	7,881	7,769	8,088
3/31/16	8,831	8,797	9,079
4/30/16	8,818	8,845	9,091
5/31/16	8,584	8,515	8,855
6/30/16	8,810	8,856	9,082
7/31/16	9,206	9,301	9,504
8/31/16	9,478	9,532	9,797
9/30/16	9,655	9,655	9,990
10/31/16	9,614	9,678	9,948
11/30/16	9,116	9,232	9,439
12/31/16	9,124	9,253	9,450
1/31/17	9,645	9,759	9,981
2/28/17	9,966	10,058	10,312
3/31/17	10,303	10,312	10,692
4/30/17	10,591	10,538	10,995
5/31/17	11,004	10,849	11,435
6/30/17	11,203	10,958	11,645
7/31/17	11,954	11,612	12,439
8/31/17	12,225	11,871	12,735
9/30/17	12,296	11,823	12,802
10/31/17	12,773	12,238	13,321
11/30/17	12,903	12,262	13,468
12/31/17	13,366	12,703	13,948
1/31/18	14,344	13,761	14,983
2/28/18	13,715	13,127	14,328
3/31/18	13,400	12,883	14,022
4/30/18	13,207	12,826	13,831
5/31/18	12,905	12,371	13,531
6/30/18	12,401	11,857	12,990
7/31/18	12,540	12,118	13,142
8/31/18	12,182	11,790	12,777
9/30/18	11,980	11,727	12,575
10/31/18	10,733	10,706	11,205
11/30/18	11,280	11,147	11,790
12/31/18	10,877	10,852	11,388
1/31/19	11,907	11,802	12,452
2/28/19	12,048	11,829	12,607
3/31/19	12,265	11,928	12,845
4/30/19	12,610	12,179	13,210
5/31/19	11,515	11,295	12,070
6/30/19	12,267	12,000	12,865
7/31/19	12,199	11,854	12,792
8/31/19	11,728	11,276	12,288
9/30/19	11,947	11,491	12,517
10/31/19	12,493	11,975	13,101
11/30/19	12,619	11,959	13,241
12/31/19	13,505	12,851	14,187
1/31/20	13,083	12,252	13,733
2/29/20	12,465	11,606	13,081
3/31/20	10,626	9,818	11,140
4/30/20	11,675	10,718	12,257
5/31/20	11,941	10,800	12,540
6/30/20	13,055	11,594	13,696
7/31/20	14,379	12,630	15,093
8/31/20	14,824	12,909	15,554
9/30/20	14,665	12,702	15,427
10/31/20	15,069	12,964	15,859
11/30/20	16,236	14,163	17,146
12/31/20	17,492	15,204	18,516
1/31/21	18,113	15,670	19,183
2/28/21	18,236	15,790	19,291
3/31/21	17,764	15,551	18,810
4/30/21	18,279	15,938	19,375
5/31/21	18,315	16,308	19,681
6/30/21	18,615	16,336	19,749
7/31/21	17,291	15,237	18,347
8/31/21	17,543	15,636	18,625
9/30/21	16,747	15,014	17,793
10/31/21	16,996	15,162	18,075
11/30/21	16,328	14,544	17,361
12/31/21	16,529	14,817	17,596
1/31/22	15,882	14,537	16,878
2/28/22	15,142	14,102	16,126
3/31/22	14,797	13,784	15,819
4/30/22	13,818	13,017	14,798
5/31/22	13,822	13,074	14,814
6/30/22	12,946	12,206	13,842
7/31/22	12,919	12,176	13,857
8/31/22	12,950	12,226	13,909
9/30/22	11,370	10,793	12,149
10/31/22	11,023	10,458	11,792
11/30/22	12,567	12,009	13,460
12/31/22	12,293	11,840	13,186
1/31/23	13,298	12,775	14,239
2/28/23	12,334	11,947	13,205
3/31/23	12,695	12,309	13,595
4/30/23	12,462	12,169	13,343
5/31/23	12,348	11,965	13,257
6/30/23	12,805	12,419	13,758
7/31/23	13,706	13,192	14,746
8/31/23	12,865	12,380	13,853
9/30/23	12,409	12,056	13,362
10/31/23	11,951	11,587	12,863
11/30/23	12,923	12,515	13,927
12/31/23	13,501	13,004	14,586
1/31/24	12,789	12,400	13,826
2/29/24	13,417	12,990	14,499
3/31/24	13,738	13,312	14,874
4/30/24	13,743	13,371	14,898
5/31/24	13,827	13,447	14,998
6/30/24	14,376	13,977	15,622
7/31/24	14,413	14,019	15,702
8/31/24	14,633	14,245	15,943
9/30/24	15,763	15,197	17,189
10/31/24	15,110	14,521	16,391
11/30/24	14,635	13,999	15,884
12/31/24	14,508	13,980	15,731
1/31/25	14,649	14,230	15,853
2/28/25	14,508	14,299	15,686
3/31/25	14,465	14,389	15,670

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	5.29%	6.36%	3.76%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	5.35%	7.06%	4.59%

Key Fund Statistics

  Total Net Assets$1,648,745,300
  # of Portfolio Holdings767
  Portfolio Turnover Rate18%
  Investment Advisory Fees Paid$6,058,717

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	4.6%
Alibaba Group Holding Ltd.	3.0%
Samsung Electronics Co. Ltd.	2.8%
Al Rajhi Bank	2.1%
HDFC Bank Ltd.	2.0%
Reliance Industries Ltd.	1.7%
MercadoLibre, Inc.	1.3%
ICICI Bank Ltd.	1.3%
Meituan	1.1%

Sector Breakdown (% of Net Assets)

Information Technology	24.4%
Financials	18.8%
Consumer Discretionary	16.5%
Communication Services	9.4%
Industrials	8.2%
Materials	6.0%
Consumer Staples	5.8%
Health Care	5.8%
Energy	2.5%
Utilities	1.5%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	(0.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Annual Shareholder Report - March 31, 2025

Ticker: XSOE

XSOE - 032025

WisdomTree Emerging Markets High Dividend Fund

Ticker: DEM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$66	0.64%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.67% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials, primarily due to strong stock selection effects.

  Consumer Staples and Industrials also contributed positively to performance, each driven by positive stock selection effects.

  Consumer Discretionary and Communication Services detracted significantly from performance due to a mix of negative allocation and stock selection effects in each sector.

  Energy was also a headwind due to negative allocation effects resulting from overweighting an underperforming sector.

  The Fund benefited from its exposure to Korea, driven by a mix of strong allocation and stock selection effects.

  India also contributed positively to performance, primarily due to positive allocation effects.

  China detracted significantly from performance due to poor stock selection and allocation effects.

  Taiwan and Brazil were also headwinds due to negative stock selection in the former and poor allocation effects in the latter.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Emerging Markets High Dividend Fund $	MSCI Emerging Markets Index $	MSCI Emerging Markets Value Index $	WisdomTree Emerging Markets High Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	11,120	10,769	10,942	11,122
5/31/15	10,567	10,338	10,450	10,574
6/30/15	10,299	10,069	10,179	10,317
7/31/15	9,498	9,371	9,434	9,510
8/31/15	8,620	8,524	8,531	8,644
9/30/15	8,119	8,267	8,231	8,148
10/31/15	8,615	8,857	8,807	8,676
11/30/15	8,133	8,512	8,329	8,195
12/31/15	7,821	8,322	8,112	7,887
1/31/16	7,416	7,782	7,586	7,482
2/29/16	7,605	7,769	7,627	7,679
3/31/16	8,593	8,797	8,744	8,674
4/30/16	8,858	8,845	8,861	8,950
5/31/16	8,252	8,515	8,353	8,337
6/30/16	8,740	8,856	8,713	8,831
7/31/16	9,249	9,301	9,181	9,355
8/31/16	9,320	9,532	9,353	9,437
9/30/16	9,428	9,655	9,424	9,557
10/31/16	9,564	9,678	9,563	9,713
11/30/16	9,350	9,232	9,249	9,502
12/31/16	9,584	9,253	9,320	9,746
1/31/17	9,894	9,759	9,746	10,062
2/28/17	10,182	10,058	10,100	10,361
3/31/17	10,350	10,312	10,267	10,539
4/30/17	10,426	10,538	10,352	10,615
5/31/17	10,446	10,849	10,582	10,634
6/30/17	10,527	10,958	10,592	10,712
7/31/17	10,985	11,612	11,153	11,196
8/31/17	11,352	11,871	11,392	11,581
9/30/17	11,237	11,823	11,172	11,470
10/31/17	11,395	12,238	11,543	11,659
11/30/17	11,369	12,262	11,455	11,637
12/31/17	11,968	12,703	11,937	12,242
1/31/18	13,018	13,761	12,978	13,317
2/28/18	12,674	13,127	12,372	12,976
3/31/18	12,502	12,883	12,130	12,813
4/30/18	12,399	12,826	12,237	12,665
5/31/18	12,002	12,371	11,648	12,265
6/30/18	11,490	11,857	11,045	11,729
7/31/18	12,013	12,118	11,492	12,272
8/31/18	11,730	11,790	11,249	11,986
9/30/18	12,033	11,727	11,425	12,309
10/31/18	11,057	10,706	10,589	11,333
11/30/18	11,288	11,147	10,901	11,587
12/31/18	11,093	10,852	10,655	11,400
1/31/19	12,085	11,802	11,518	12,425
2/28/19	12,069	11,829	11,478	12,417
3/31/19	12,081	11,928	11,491	12,448
4/30/19	12,236	12,179	11,626	12,603
5/31/19	11,788	11,295	11,014	12,139
6/30/19	12,460	12,000	11,602	12,849
7/31/19	12,295	11,854	11,290	12,676
8/31/19	11,660	11,276	10,616	12,028
9/30/19	11,888	11,491	10,851	12,275
10/31/19	12,351	11,975	11,224	12,792
11/30/19	12,348	11,959	11,145	12,792
12/31/19	13,241	12,851	11,929	13,736
1/31/20	12,363	12,252	11,125	12,817
2/29/20	11,490	11,606	10,414	11,917
3/31/20	9,416	9,818	8,589	9,763
4/30/20	10,281	10,718	9,316	10,647
5/31/20	10,353	10,800	9,283	10,747
6/30/20	10,674	11,594	9,776	11,075
7/31/20	10,965	12,630	10,398	11,388
8/31/20	11,015	12,909	10,475	11,449
9/30/20	10,608	12,702	10,232	11,033
10/31/20	10,517	12,964	10,274	10,973
11/30/20	11,832	14,163	11,593	12,372
12/31/20	12,495	15,204	12,583	13,106
1/31/21	12,309	15,670	12,678	12,913
2/28/21	12,920	15,790	13,030	13,557
3/31/21	13,500	15,551	13,100	14,160
4/30/21	13,811	15,938	13,401	14,493
5/31/21	14,183	16,308	13,922	15,034
6/30/21	14,133	16,336	13,843	14,845
7/31/21	13,756	15,237	13,185	14,451
8/31/21	14,164	15,636	13,549	14,896
9/30/21	13,926	15,014	13,140	14,676
10/31/21	13,714	15,162	13,182	14,482
11/30/21	13,275	14,544	12,638	14,024
12/31/21	13,955	14,817	13,086	14,779
1/31/22	14,357	14,537	12,989	15,212
2/28/22	14,103	14,102	12,775	14,993
3/31/22	14,262	13,784	12,638	15,260
4/30/22	13,338	13,017	11,926	14,288
5/31/22	13,562	13,074	12,029	14,532
6/30/22	12,239	12,206	11,269	13,111
7/31/22	12,156	12,176	11,167	13,038
8/31/22	12,252	12,226	11,179	13,145
9/30/22	11,373	10,793	10,035	12,095
10/31/22	11,124	10,458	9,858	11,859
11/30/22	12,726	12,009	11,184	13,588
12/31/22	12,515	11,840	11,015	13,396
1/31/23	13,440	12,775	11,809	14,396
2/28/23	12,981	11,947	11,171	13,881
3/31/23	13,269	12,309	11,445	14,190
4/30/23	13,360	12,169	11,491	14,294
5/31/23	13,062	11,965	11,276	13,974
6/30/23	13,615	12,419	11,734	14,566
7/31/23	14,538	13,192	12,500	15,560
8/31/23	13,855	12,380	11,762	14,830
9/30/23	13,852	12,056	11,643	14,857
10/31/23	13,451	11,587	11,182	14,450
11/30/23	14,371	12,515	11,938	15,456
12/31/23	15,135	13,004	12,580	16,321
1/31/24	14,856	12,400	12,124	16,035
2/29/24	15,357	12,990	12,613	16,591
3/31/24	15,616	13,312	12,746	16,859
4/30/24	15,716	13,371	12,829	16,996
5/31/24	16,168	13,447	12,961	17,504
6/30/24	16,427	13,977	13,393	17,807
7/31/24	16,204	14,019	13,478	17,605
8/31/24	16,711	14,245	13,687	18,152
9/30/24	17,150	15,197	14,481	18,636
10/31/24	16,386	14,521	13,707	17,802
11/30/24	15,994	13,999	13,243	17,369
12/31/24	15,924	13,980	13,147	17,321
1/31/25	16,193	14,230	13,343	17,614
2/28/25	16,169	14,299	13,502	17,599
3/31/25	16,501	14,389	13,715	17,984

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	5.67%	11.87%	5.14%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%
WisdomTree Emerging Markets High Dividend Index	6.67%	13.00%	6.04%

Key Fund Statistics

  Total Net Assets$2,793,118,742
  # of Portfolio Holdings497
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$18,026,811

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

China Construction Bank Corp.	4.6%
Vale SA	3.6%
MediaTek, Inc.	2.9%
Petroleo Brasileiro SA	2.7%
China Merchants Bank Co. Ltd.	2.7%
Saudi Arabian Oil Co.	2.6%
Industrial & Commercial Bank of China Ltd.	2.3%
Bank of China Ltd.	2.1%
China Shenhua Energy Co. Ltd.	1.4%
Industrial Bank Co. Ltd.	1.1%

Sector Breakdown (% of Net Assets)

Financials	27.7%
Energy	13.4%
Materials	11.0%
Information Technology	10.8%
Industrials	8.5%
Consumer Discretionary	6.4%
Consumer Staples	6.3%
Utilities	5.2%
Communication Services	4.9%
Real Estate	3.9%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	0.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets High Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DEM

DEM - 032025

WisdomTree Emerging Markets Multifactor Fund

Ticker: EMMF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$49	0.48%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.32% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy, Industrials and Utilities, each driven by strong stock selection effects.

  Communication Services and Consumer Discretionary detracted significantly from performance due to poor stock selection effects.

  Information Technology was also a notable headwind, driven primarily by weak stock selection.

  The Fund benefited significantly from its exposures to Korea, each driven by strong allocation and selection effects.

  Brazil also contributed positively to performance, primarily due to strong stock selection effects.

  China detracted significantly from performance due to a mix of poor allocation and stock selection effects.

  Turkey was also a notable headwind due to negative allocation impacts.

  The Fund’s dynamic currency hedging strategy was relatively unimpactful during the period as EM currencies exhibited mixed performance versus the dollar.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance August 10, 2018 (inception) through March 31, 2025

	WisdomTree Emerging Markets Multifactor Fund $12,426	MSCI Emerging Markets Index $12,144
8/10/18	$10,000	$10,000
8/31/18	$10,016	$9,951
9/30/18	$10,012	$9,898
10/31/18	$9,282	$9,036
11/30/18	$9,538	$9,408
12/31/18	$9,246	$9,159
1/31/19	$9,658	$9,961
2/28/19	$9,654	$9,983
3/31/19	$9,648	$10,067
4/30/19	$9,718	$10,279
5/31/19	$9,293	$9,533
6/30/19	$9,634	$10,128
7/31/19	$9,404	$10,004
8/31/19	$9,140	$9,517
9/30/19	$9,084	$9,698
10/31/19	$9,301	$10,107
11/30/19	$9,155	$10,093
12/31/19	$9,522	$10,846
1/31/20	$9,161	$10,341
2/29/20	$8,602	$9,795
3/31/20	$7,483	$8,287
4/30/20	$8,141	$9,046
5/31/20	$8,297	$9,115
6/30/20	$8,621	$9,785
7/31/20	$9,291	$10,660
8/31/20	$9,350	$10,895
9/30/20	$9,223	$10,720
10/31/20	$9,296	$10,941
11/30/20	$9,835	$11,953
12/31/20	$10,440	$12,832
1/31/21	$10,805	$13,225
2/28/21	$10,857	$13,326
3/31/21	$11,084	$13,125
4/30/21	$11,407	$13,452
5/31/21	$11,583	$13,764
6/30/21	$11,422	$13,788
7/31/21	$11,006	$12,860
8/31/21	$11,418	$13,196
9/30/21	$11,115	$12,672
10/31/21	$11,106	$12,797
11/30/21	$10,754	$12,275
12/31/21	$11,058	$12,506
1/31/22	$10,882	$12,269
2/28/22	$10,564	$11,902
3/31/22	$10,450	$11,633
4/30/22	$10,035	$10,986
5/31/22	$10,163	$11,035
6/30/22	$9,337	$10,301
7/31/22	$9,363	$10,276
8/31/22	$9,510	$10,319
9/30/22	$8,862	$9,109
10/31/22	$8,980	$8,827
11/30/22	$9,709	$10,136
12/31/22	$9,576	$9,993
1/31/23	$9,959	$10,782
2/28/23	$9,626	$10,083
3/31/23	$9,859	$10,389
4/30/23	$10,065	$10,271
5/31/23	$10,019	$10,098
6/30/23	$10,445	$10,482
7/31/23	$11,001	$11,134
8/31/23	$10,629	$10,448
9/30/23	$10,587	$10,175
10/31/23	$10,254	$9,780
11/30/23	$10,883	$10,562
12/31/23	$11,429	$10,975
1/31/24	$11,420	$10,466
2/29/24	$11,954	$10,964
3/31/24	$12,144	$11,235
4/30/24	$12,200	$11,286
5/31/24	$12,321	$11,349
6/30/24	$12,861	$11,797
7/31/24	$12,847	$11,832
8/31/24	$13,038	$12,023
9/30/24	$13,276	$12,826
10/31/24	$12,742	$12,255
11/30/24	$12,518	$11,815
12/31/24	$12,502	$11,799
1/31/25	$12,568	$12,010
2/28/25	$12,177	$12,068
3/31/25	$12,426	$12,144

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	2.32%	10.67%	3.33%
MSCI Emerging Markets Index	8.09%	7.94%	2.97%

Key Fund Statistics

  Total Net Assets$81,587,875
  # of Portfolio Holdings218
  Portfolio Turnover Rate124%
  Investment Advisory Fees Paid$186,011

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.0%
Tencent Holdings Ltd.	3.3%
Hyundai Motor Co.	2.0%
Pop Mart International Group Ltd.	1.4%
Alibaba Group Holding Ltd.	1.3%
Fuyao Glass Industry Group Co. Ltd.	1.1%
Vipshop Holdings Ltd.	1.1%
Banco do Brasil SA	1.0%
Want Want China Holdings Ltd.	1.0%
Hansoh Pharmaceutical Group Co. Ltd.	1.0%

Sector Breakdown (% of Net Assets)

Financials	21.9%
Information Technology	18.5%
Consumer Discretionary	14.4%
Communication Services	11.1%
Consumer Staples	10.2%
Industrials	7.1%
Health Care	6.6%
Utilities	5.6%
Materials	2.8%
Energy	1.3%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities (Net)	0.5%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Multifactor Fund

Annual Shareholder Report - March 31, 2025

Ticker: EMMF

EMMF - 032025

WisdomTree Emerging Markets Quality Dividend Growth Fund

Ticker: DGRE

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$32	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned -2.64% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 8.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposure to Materials, driven by favorable allocation and stock selection effects.

  Communication Services, Consumer Discretionary, and Consumer Staples detracted significantly from performance, each due to a combination of poor stock selection and negative allocation effects.

  Industrials and Financials were also notable headwinds, primarily driven by negative stock selection.

  The Fund benefited from its exposures to Korea and Mexico, driven by strong stock selection effects in each country.

  China detracted significantly from performance due to poor allocation effects resulting from excluding China in the Fund’s methodology.

  India and Turkey were also notable headwinds, each driven by negative stock selection and poor allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Emerging Markets Quality Dividend Growth Fund $	MSCI Emerging Markets Index $
3/31/15	10,000	10,000
4/30/15	10,411	10,769
5/31/15	10,021	10,338
6/30/15	9,982	10,069
7/31/15	9,375	9,371
8/31/15	8,588	8,524
9/30/15	8,168	8,267
10/31/15	8,760	8,857
11/30/15	8,564	8,512
12/31/15	8,368	8,322
1/31/16	7,917	7,782
2/29/16	8,023	7,769
3/31/16	9,007	8,797
4/30/16	9,058	8,845
5/31/16	8,738	8,515
6/30/16	9,265	8,856
7/31/16	9,691	9,301
8/31/16	9,734	9,532
9/30/16	9,891	9,655
10/31/16	9,865	9,678
11/30/16	9,254	9,232
12/31/16	9,350	9,253
1/31/17	9,604	9,759
2/28/17	9,920	10,058
3/31/17	10,129	10,312
4/30/17	10,291	10,538
5/31/17	10,445	10,849
6/30/17	10,605	10,958
7/31/17	11,106	11,612
8/31/17	11,447	11,871
9/30/17	11,405	11,823
10/31/17	11,441	12,238
11/30/17	11,513	12,262
12/31/17	12,147	12,703
1/31/18	12,682	13,761
2/28/18	12,394	13,127
3/31/18	12,080	12,883
4/30/18	11,941	12,826
5/31/18	11,635	12,371
6/30/18	11,284	11,857
7/31/18	11,519	12,118
8/31/18	11,212	11,790
9/30/18	10,992	11,727
10/31/18	9,991	10,706
11/30/18	10,586	11,147
12/31/18	10,304	10,852
1/31/19	11,059	11,802
2/28/19	11,197	11,829
3/31/19	11,398	11,928
4/30/19	11,559	12,179
5/31/19	10,784	11,295
6/30/19	11,419	12,000
7/31/19	11,238	11,854
8/31/19	10,745	11,276
9/30/19	11,097	11,491
10/31/19	11,511	11,975
11/30/19	11,450	11,959
12/31/19	12,358	12,851
1/31/20	11,763	12,252
2/29/20	11,064	11,606
3/31/20	9,198	9,818
4/30/20	10,116	10,718
5/31/20	10,267	10,800
6/30/20	10,889	11,594
7/31/20	11,885	12,630
8/31/20	11,776	12,909
9/30/20	11,591	12,702
10/31/20	11,722	12,964
11/30/20	12,667	14,163
12/31/20	13,707	15,204
1/31/21	14,060	15,670
2/28/21	14,240	15,790
3/31/21	14,317	15,551
4/30/21	14,569	15,938
5/31/21	14,777	16,308
6/30/21	14,698	16,336
7/31/21	14,048	15,237
8/31/21	14,439	15,636
9/30/21	13,841	15,014
10/31/21	13,782	15,162
11/30/21	13,559	14,544
12/31/21	14,031	14,817
1/31/22	13,534	14,537
2/28/22	13,340	14,102
3/31/22	13,103	13,784
4/30/22	12,215	13,017
5/31/22	12,260	13,074
6/30/22	11,236	12,206
7/31/22	11,261	12,176
8/31/22	11,164	12,226
9/30/22	9,927	10,793
10/31/22	9,699	10,458
11/30/22	11,238	12,009
12/31/22	11,062	11,840
1/31/23	11,922	12,775
2/28/23	11,378	11,947
3/31/23	11,695	12,309
4/30/23	11,508	12,169
5/31/23	11,424	11,965
6/30/23	11,809	12,419
7/31/23	12,401	13,192
8/31/23	11,877	12,380
9/30/23	11,699	12,056
10/31/23	11,245	11,587
11/30/23	12,247	12,515
12/31/23	12,974	13,004
1/31/24	12,809	12,400
2/29/24	13,335	12,990
3/31/24	13,568	13,312
4/30/24	13,483	13,371
5/31/24	13,425	13,447
6/30/24	14,107	13,977
7/31/24	14,241	14,019
8/31/24	14,648	14,245
9/30/24	14,904	15,197
10/31/24	14,134	14,521
11/30/24	13,735	13,999
12/31/24	13,582	13,980
1/31/25	13,711	14,230
2/28/25	13,079	14,299
3/31/25	13,210	14,389

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-2.64%	7.51%	2.82%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%

Key Fund Statistics

  Total Net Assets$129,087,760
  # of Portfolio Holdings282
  Portfolio Turnover Rate50%
  Investment Advisory Fees Paid$440,954

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Samsung Electronics Co. Ltd.	3.5%
Yuhan Corp.	1.3%
Reliance Industries Ltd.	1.3%
HDFC Bank Ltd.	1.2%
MediaTek, Inc.	1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	1.1%
Info Edge India Ltd.	1.0%
Hindustan Petroleum Corp. Ltd.	1.0%
International Container Terminal Services, Inc.	1.0%

Sector Breakdown (% of Net Assets)

Financials	21.1%
Information Technology	20.8%
Industrials	11.8%
Consumer Discretionary	9.5%
Consumer Staples	9.1%
Health Care	5.9%
Energy	5.7%
Materials	5.5%
Communication Services	5.4%
Utilities	4.4%
Other Sectors	1.4%
Other Assets and Liabilities (Net)	(0.6)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: DGRE

DGRE - 032025

WisdomTree Emerging Markets SmallCap Dividend Fund

Ticker: DGS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$58	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned -2.21% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Small Cap Index, which returned -2.00% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Financials and Materials exposures due to modestly positive stock selection effects.

  Health Care and Real Estate detracted from performance due to allocation effects in the former and stock selection in the latter.

  The Fund benefited modestly from its exposures to Korea due to strong allocation effects.

  India and South Africa also contributed slightly to performance due to positive allocation effects in each.

  China detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Emerging Markets SmallCap Dividend Fund $	MSCI Emerging Markets Index $	MSCI Emerging Markets Small Cap Index $	WisdomTree Emerging Markets SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,614	10,769	10,906	10,637
5/31/15	10,297	10,338	10,951	10,324
6/30/15	9,936	10,069	10,450	9,964
7/31/15	9,140	9,371	9,638	9,175
8/31/15	8,373	8,524	8,708	8,416
9/30/15	8,237	8,267	8,708	8,270
10/31/15	8,653	8,857	9,223	8,733
11/30/15	8,352	8,512	8,985	8,437
12/31/15	8,238	8,322	8,993	8,328
1/31/16	7,670	7,782	8,284	7,756
2/29/16	7,939	7,769	8,255	8,022
3/31/16	8,780	8,797	9,080	8,879
4/30/16	8,972	8,845	9,215	9,094
5/31/16	8,481	8,515	8,891	8,599
6/30/16	9,009	8,856	9,116	9,134
7/31/16	9,642	9,301	9,506	9,791
8/31/16	9,726	9,532	9,682	9,884
9/30/16	9,830	9,655	9,809	10,006
10/31/16	9,785	9,678	9,664	9,980
11/30/16	9,380	9,232	9,213	9,560
12/31/16	9,466	9,253	9,198	9,651
1/31/17	9,911	9,759	9,628	10,114
2/28/17	10,422	10,058	10,129	10,628
3/31/17	10,690	10,312	10,395	10,916
4/30/17	10,772	10,538	10,513	11,012
5/31/17	10,951	10,849	10,586	11,188
6/30/17	11,119	10,958	10,668	11,355
7/31/17	11,611	11,612	11,049	11,848
8/31/17	11,933	11,871	11,265	12,172
9/30/17	11,995	11,823	11,270	12,231
10/31/17	12,120	12,238	11,665	12,414
11/30/17	12,226	12,262	11,871	12,532
12/31/17	12,825	12,703	12,310	13,151
1/31/18	13,768	13,761	13,024	14,133
2/28/18	13,348	13,127	12,489	13,701
3/31/18	13,173	12,883	12,331	13,546
4/30/18	12,985	12,826	12,317	13,346
5/31/18	12,807	12,371	12,061	13,162
6/30/18	12,003	11,857	11,270	12,338
7/31/18	12,185	12,118	11,407	12,540
8/31/18	11,872	11,790	11,167	12,220
9/30/18	11,706	11,727	10,796	12,059
10/31/18	10,486	10,706	9,657	10,827
11/30/18	11,056	11,147	10,185	11,432
12/31/18	10,850	10,852	10,021	11,234
1/31/19	11,764	11,802	10,561	12,184
2/28/19	11,939	11,829	10,698	12,363
3/31/19	12,098	11,928	10,799	12,532
4/30/19	12,234	12,179	10,822	12,668
5/31/19	11,535	11,295	10,290	11,949
6/30/19	12,201	12,000	10,693	12,650
7/31/19	12,209	11,854	10,534	12,657
8/31/19	11,583	11,276	10,007	12,021
9/30/19	11,742	11,491	10,203	12,200
10/31/19	12,047	11,975	10,596	12,566
11/30/19	12,018	11,959	10,531	12,562
12/31/19	12,725	12,851	11,174	13,338
1/31/20	11,955	12,252	10,728	12,543
2/29/20	11,177	11,606	9,972	11,727
3/31/20	8,837	9,818	7,669	9,247
4/30/20	9,909	10,718	8,738	10,373
5/31/20	10,013	10,800	8,945	10,515
6/30/20	10,678	11,594	9,751	11,203
7/31/20	11,317	12,630	10,651	11,912
8/31/20	11,597	12,909	11,088	12,212
9/30/20	11,365	12,702	10,906	11,973
10/31/20	11,359	12,964	10,846	12,018
11/30/20	12,582	14,163	12,374	13,334
12/31/20	13,252	15,204	13,330	14,106
1/31/21	13,104	15,670	13,340	13,949
2/28/21	13,832	15,790	14,135	14,690
3/31/21	14,195	15,551	14,351	15,075
4/30/21	14,972	15,938	15,218	15,912
5/31/21	15,036	16,308	15,602	16,070
6/30/21	15,440	16,336	15,966	16,465
7/31/21	15,205	15,237	15,756	16,216
8/31/21	15,698	15,636	15,939	16,747
9/30/21	15,382	15,014	15,622	16,434
10/31/21	14,977	15,162	15,650	16,063
11/30/21	14,659	14,544	15,190	15,706
12/31/21	15,320	14,817	15,829	16,454
1/31/22	15,047	14,537	15,129	16,165
2/28/22	15,073	14,102	14,751	16,163
3/31/22	15,538	13,784	15,143	16,647
4/30/22	14,697	13,017	14,383	15,755
5/31/22	14,651	13,074	14,148	15,701
6/30/22	13,186	12,206	12,658	14,126
7/31/22	13,282	12,176	13,007	14,259
8/31/22	13,427	12,226	13,330	14,446
9/30/22	12,166	10,793	11,993	13,082
10/31/22	11,951	10,458	11,984	12,920
11/30/22	13,524	12,009	13,111	14,614
12/31/22	13,458	11,840	12,976	14,573
1/31/23	14,281	12,775	13,746	15,458
2/28/23	13,841	11,947	13,353	14,971
3/31/23	14,024	12,309	13,478	15,175
4/30/23	14,131	12,169	13,568	15,313
5/31/23	13,978	11,965	13,718	15,164
6/30/23	14,479	12,419	14,339	15,746
7/31/23	15,499	13,192	15,275	16,921
8/31/23	14,986	12,380	15,069	16,368
9/30/23	14,718	12,056	14,759	16,043
10/31/23	13,986	11,587	14,046	15,308
11/30/23	15,138	12,515	15,399	16,588
12/31/23	16,004	13,004	16,080	17,628
1/31/24	15,635	12,400	15,802	17,221
2/29/24	16,081	12,990	16,236	17,701
3/31/24	16,396	13,312	16,249	18,003
4/30/24	16,505	13,371	16,570	18,148
5/31/24	16,598	13,447	16,679	18,256
6/30/24	16,840	13,977	17,212	18,553
7/31/24	16,820	14,019	17,204	18,626
8/31/24	17,309	14,245	17,510	19,167
9/30/24	17,834	15,197	18,156	19,730
10/31/24	16,964	14,521	17,410	18,763
11/30/24	16,658	13,999	17,024	18,416
12/31/24	16,345	13,980	16,850	18,075
1/31/25	16,262	14,230	16,380	17,965
2/28/25	16,216	14,299	15,948	17,909
3/31/25	16,034	14,389	15,924	17,734

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-2.21%	12.65%	4.83%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Small Cap Index	-2.00%	15.73%	4.76%
WisdomTree Emerging Markets SmallCap Dividend Index	-1.50%	13.91%	5.90%

Key Fund Statistics

  Total Net Assets$1,546,344,444
  # of Portfolio Holdings1,082
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid$12,438,128

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Old Mutual Ltd.	0.9%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	0.9%
Alior Bank SA	0.8%
Tisco Financial Group PCL	0.8%
Growthpoint Properties Ltd.	0.7%
Transmissora Alianca de Energia Eletrica SA	0.8%
Grupa Kety SA	0.7%
United Integrated Services Co. Ltd.	0.7%
Tiger Brands Ltd.	0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	0.7%

Sector Breakdown (% of Net Assets)

Financials	16.1%
Industrials	15.8%
Information Technology	14.3%
Materials	12.1%
Consumer Discretionary	11.4%
Consumer Staples	7.9%
Real Estate	7.2%
Utilities	4.6%
Health Care	4.1%
Communication Services	3.0%
Other Sectors	2.9%
Other Assets and Liabilities (Net)	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DGS

DGS - 032025

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Ticker: DNL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	$42	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned -6.96% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI AC World ex-USA Growth Index, which returned 1.30% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund saw modest contributions from Communication Services and Real Estate, each driven by positive allocation and stock selection effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark. The Fund's large underweight produced deeply negative allocation and selection effects, which explains a significant portion of underperformance.

  Health Care and Consumer Discretionary were also major headwinds, each due to negative stock selection effects, while Information Technology was also a challenge due to poor stock selection.

  The Fund benefited from its exposure to Taiwan, primarily due to strong stock selection effects that outweighed negative allocation effects.

  China detracted significantly from performance due to poor allocation effects.

  Canada and the United Kingdom were also notable headwinds, each driven by negative stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World ex-USA Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund $17,636	MSCI AC World ex-USA Index $16,255	MSCI AC World ex USA Growth Index $16,385	WisdomTree Global ex-US Quality Dividend Growth Index $18,668
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,498	$10,505	$10,441	$10,510
5/31/15	$10,323	$10,341	$10,328	$10,334
6/30/15	$10,153	$10,053	$10,059	$10,164
7/31/15	$9,895	$10,025	$10,085	$9,908
8/31/15	$9,132	$9,258	$9,327	$9,150
9/30/15	$8,709	$8,829	$8,975	$8,724
10/31/15	$9,273	$9,486	$9,655	$9,319
11/30/15	$9,179	$9,291	$9,547	$9,234
12/31/15	$9,067	$9,116	$9,423	$9,131
1/31/16	$8,614	$8,496	$8,842	$8,661
2/29/16	$8,566	$8,398	$8,731	$8,613
3/31/16	$9,458	$9,081	$9,392	$9,507
4/30/16	$9,645	$9,320	$9,534	$9,694
5/31/16	$9,462	$9,163	$9,473	$9,509
6/30/16	$9,568	$9,023	$9,435	$9,607
7/31/16	$9,965	$9,469	$9,889	$10,024
8/31/16	$9,910	$9,529	$9,854	$9,975
9/30/16	$10,000	$9,646	$10,008	$10,087
10/31/16	$9,767	$9,508	$9,667	$9,872
11/30/16	$9,351	$9,288	$9,299	$9,459
12/31/16	$9,532	$9,525	$9,435	$9,651
1/31/17	$9,843	$9,863	$9,815	$9,965
2/28/17	$10,063	$10,020	$10,013	$10,193
3/31/17	$10,290	$10,274	$10,296	$10,430
4/30/17	$10,619	$10,494	$10,596	$10,766
5/31/17	$10,940	$10,835	$11,067	$11,101
6/30/17	$11,004	$10,868	$11,075	$11,171
7/31/17	$11,387	$11,269	$11,459	$11,567
8/31/17	$11,677	$11,328	$11,574	$11,858
9/30/17	$11,758	$11,538	$11,777	$11,952
10/31/17	$12,067	$11,755	$12,060	$12,302
11/30/17	$12,076	$11,851	$12,193	$12,317
12/31/17	$12,346	$12,116	$12,456	$12,607
1/31/18	$12,974	$12,790	$13,105	$13,250
2/28/18	$12,338	$12,187	$12,518	$12,604
3/31/18	$12,348	$11,972	$12,347	$12,628
4/30/18	$12,341	$12,163	$12,440	$12,611
5/31/18	$12,218	$11,883	$12,369	$12,490
6/30/18	$12,124	$11,659	$12,171	$12,405
7/31/18	$12,497	$11,938	$12,380	$12,793
8/31/18	$12,338	$11,688	$12,241	$12,638
9/30/18	$12,175	$11,741	$12,140	$12,471
10/31/18	$11,195	$10,786	$11,003	$11,484
11/30/18	$11,123	$10,889	$11,170	$11,415
12/31/18	$10,587	$10,395	$10,659	$10,873
1/31/19	$11,422	$11,181	$11,470	$11,737
2/28/19	$11,708	$11,400	$11,779	$12,041
3/31/19	$11,915	$11,468	$11,971	$12,257
4/30/19	$12,378	$11,771	$12,348	$12,740
5/31/19	$11,671	$11,139	$11,715	$12,005
6/30/19	$12,437	$11,809	$12,492	$12,806
7/31/19	$12,600	$11,667	$12,466	$12,977
8/31/19	$12,292	$11,306	$12,241	$12,667
9/30/19	$12,649	$11,597	$12,386	$13,042
10/31/19	$13,177	$12,002	$12,837	$13,620
11/30/19	$13,528	$12,108	$13,033	$13,979
12/31/19	$14,339	$12,632	$13,573	$14,818
1/31/20	$14,240	$12,293	$13,443	$14,713
2/29/20	$13,141	$11,321	$12,461	$13,575
3/31/20	$11,677	$9,682	$11,097	$12,055
4/30/20	$12,892	$10,415	$12,054	$13,315
5/31/20	$13,398	$10,756	$12,578	$13,845
6/30/20	$13,831	$11,242	$13,217	$14,295
7/31/20	$14,407	$11,744	$14,113	$14,916
8/31/20	$14,900	$12,246	$14,688	$15,432
9/30/20	$14,744	$11,945	$14,560	$15,280
10/31/20	$14,397	$11,688	$14,304	$14,937
11/30/20	$15,884	$13,261	$15,758	$16,494
12/31/20	$17,032	$13,978	$16,586	$17,710
1/31/21	$17,032	$14,008	$16,687	$17,723
2/28/21	$17,186	$14,285	$16,626	$17,877
3/31/21	$17,309	$14,466	$16,574	$18,025
4/30/21	$18,013	$14,892	$17,185	$18,748
5/31/21	$18,591	$15,357	$17,600	$19,461
6/30/21	$18,721	$15,258	$17,668	$19,503
7/31/21	$19,005	$15,006	$17,400	$19,811
8/31/21	$19,410	$15,292	$17,793	$20,252
9/30/21	$18,410	$14,802	$17,028	$19,217
10/31/21	$18,949	$15,155	$17,555	$19,864
11/30/21	$18,605	$14,473	$16,921	$19,509
12/31/21	$19,716	$15,071	$17,431	$20,684
1/31/22	$18,352	$14,516	$16,026	$19,256
2/28/22	$18,076	$14,228	$15,578	$18,953
3/31/22	$18,273	$14,251	$15,553	$19,197
4/30/22	$16,590	$13,356	$14,396	$17,410
5/31/22	$16,873	$13,452	$14,272	$17,709
6/30/22	$14,665	$12,295	$13,109	$15,375
7/31/22	$15,590	$12,716	$13,831	$16,363
8/31/22	$14,647	$12,307	$13,292	$15,361
9/30/22	$13,145	$11,077	$11,881	$13,746
10/31/22	$13,637	$11,408	$12,115	$14,301
11/30/22	$15,513	$12,755	$13,621	$16,289
12/31/22	$15,325	$12,659	$13,413	$16,081
1/31/23	$16,647	$13,686	$14,547	$17,479
2/28/23	$16,105	$13,206	$13,924	$16,915
3/31/23	$16,897	$13,528	$14,565	$17,747
4/30/23	$17,073	$13,763	$14,712	$17,929
5/31/23	$16,433	$13,263	$14,305	$17,261
6/30/23	$17,147	$13,858	$14,848	$18,025
7/31/23	$17,576	$14,422	$15,311	$18,490
8/31/23	$16,974	$13,770	$14,530	$17,852
9/30/23	$16,181	$13,335	$13,763	$17,025
10/31/23	$15,495	$12,785	$13,228	$16,319
11/30/23	$17,109	$13,936	$14,597	$18,035
12/31/23	$17,982	$14,636	$15,295	$18,974
1/31/24	$17,812	$14,491	$15,178	$18,789
2/29/24	$18,321	$14,858	$15,758	$19,324
3/31/24	$18,954	$15,322	$16,176	$19,994
4/30/24	$18,419	$15,047	$15,750	$19,424
5/31/24	$19,018	$15,484	$16,166	$20,059
6/30/24	$19,127	$15,469	$16,316	$20,195
7/31/24	$19,195	$15,827	$16,488	$20,283
8/31/24	$19,578	$16,278	$17,012	$20,690
9/30/24	$19,483	$16,716	$17,445	$20,602
10/31/24	$18,395	$15,896	$16,558	$19,468
11/30/24	$18,296	$15,752	$16,421	$19,361
12/31/24	$17,948	$15,446	$16,070	$18,998
1/31/25	$18,641	$16,068	$16,753	$19,748
2/28/25	$18,304	$16,291	$16,766	$19,382
3/31/25	$17,636	$16,255	$16,385	$18,668

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-6.96%	8.60%	5.84%
MSCI AC World ex-USA Index	6.09%	10.92%	4.98%
MSCI AC World ex USA Growth Index	1.30%	8.11%	5.06%
WisdomTree Global ex-US Quality Dividend Growth Index	-6.63%	9.14%	6.44%

Key Fund Statistics

  Total Net Assets$475,741,337
  # of Portfolio Holdings305
  Portfolio Turnover Rate62%
  Investment Advisory Fees Paid$2,534,443

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Industria de Diseno Textil SA	4.7%
GSK PLC	4.3%
MediaTek, Inc.	4.1%
Deutsche Post AG	3.3%
Novo Nordisk AS	3.1%
ASML Holding NV	2.8%
Nintendo Co. Ltd.	2.8%
Airbus SE	2.6%
Hermes International SCA	2.6%

Sector Breakdown (% of Net Assets)

Industrials	21.4%
Information Technology	19.6%
Consumer Discretionary	14.8%
Health Care	13.3%
Materials	9.7%
Communication Services	6.6%
Energy	4.8%
Consumer Staples	4.7%
Financials	3.4%
Utilities	0.8%
Other Sectors	0.2%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: DNL

DNL - 032025

WisdomTree Global High Dividend Fund

Ticker: DEW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$63	0.59%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.64% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI AC World Index, which returned 7.15% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Health Care, driven by a mix of strong allocation and stock selection effects.

  Utilities and Consumer Staples also contributed positively to performance due to strong allocation effects in the former and positive stock selection effects in the latter.

  Consumer Discretionary and Industrials detracted from performance due to poor stock selection effects in each sector.

  The Fund benefited meaningfully from its exposure to the United States, driven by strong stock selection effects.

  The United Kingdom also contributed positively to performance supported by a mix of positive allocation and stock selection effects.

  Germany detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree Global High Dividend Fund $	MSCI AC World Index $	WisdomTree Global High Dividend Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,538	10,290	10,539
5/31/15	10,294	10,277	10,285
6/30/15	9,996	10,035	9,990
7/31/15	9,975	10,122	9,972
8/31/15	9,255	9,428	9,253
9/30/15	8,901	9,087	8,883
10/31/15	9,572	9,800	9,559
11/30/15	9,412	9,719	9,386
12/31/15	9,230	9,543	9,198
1/31/16	8,867	8,968	8,837
2/29/16	8,905	8,906	8,869
3/31/16	9,623	9,566	9,590
4/30/16	9,806	9,707	9,777
5/31/16	9,733	9,720	9,695
6/30/16	9,940	9,661	9,902
7/31/16	10,214	10,077	10,175
8/31/16	10,186	10,111	10,145
9/30/16	10,240	10,173	10,205
10/31/16	10,057	10,000	10,030
11/30/16	10,165	10,076	10,135
12/31/16	10,527	10,294	10,501
1/31/17	10,609	10,575	10,586
2/28/17	10,835	10,872	10,807
3/31/17	10,925	11,005	10,894
4/30/17	10,942	11,177	10,909
5/31/17	11,067	11,423	11,029
6/30/17	11,118	11,475	11,083
7/31/17	11,391	11,796	11,363
8/31/17	11,364	11,841	11,332
9/30/17	11,683	12,070	11,648
10/31/17	11,663	12,321	11,628
11/30/17	11,907	12,559	11,872
12/31/17	12,132	12,762	12,087
1/31/18	12,548	13,482	12,507
2/28/18	11,864	12,915	11,824
3/31/18	11,690	12,639	11,647
4/30/18	11,846	12,760	11,790
5/31/18	11,738	12,776	11,662
6/30/18	11,733	12,706	11,657
7/31/18	12,078	13,090	11,996
8/31/18	11,984	13,192	11,900
9/30/18	12,083	13,250	12,002
10/31/18	11,471	12,257	11,398
11/30/18	11,711	12,436	11,639
12/31/18	10,938	11,560	10,865
1/31/19	11,702	12,473	11,625
2/28/19	11,968	12,807	11,887
3/31/19	12,112	12,968	12,028
4/30/19	12,299	13,406	12,214
5/31/19	11,658	12,610	11,571
6/30/19	12,330	13,436	12,239
7/31/19	12,248	13,475	12,158
8/31/19	11,919	13,156	11,825
9/30/19	12,376	13,433	12,277
10/31/19	12,596	13,800	12,511
11/30/19	12,741	14,137	12,645
12/31/19	13,183	14,635	13,085
1/31/20	12,644	14,473	12,548
2/29/20	11,465	13,304	11,372
3/31/20	9,395	11,508	9,311
4/30/20	10,279	12,741	10,178
5/31/20	10,476	13,295	10,364
6/30/20	10,590	13,720	10,476
7/31/20	10,811	14,446	10,684
8/31/20	11,087	15,330	10,959
9/30/20	10,618	14,835	10,489
10/31/20	10,354	14,475	10,231
11/30/20	11,735	16,259	11,603
12/31/20	12,184	17,014	12,051
1/31/21	12,065	16,937	11,924
2/28/21	12,610	17,329	12,462
3/31/21	13,372	17,792	13,203
4/30/21	13,726	18,570	13,550
5/31/21	14,119	18,859	13,923
6/30/21	13,874	19,107	13,683
7/31/21	13,874	19,239	13,682
8/31/21	14,118	19,720	13,920
9/30/21	13,748	18,906	13,551
10/31/21	14,080	19,871	13,881
11/30/21	13,640	19,392	13,448
12/31/21	14,678	20,168	14,474
1/31/22	14,799	19,177	14,593
2/28/22	14,655	18,682	14,446
3/31/22	15,105	19,087	14,890
4/30/22	14,490	17,559	14,279
5/31/22	14,886	17,579	14,669
6/30/22	13,715	16,098	13,511
7/31/22	14,003	17,222	13,796
8/31/22	13,632	16,588	13,429
9/30/22	12,486	15,000	12,285
10/31/22	13,332	15,905	13,145
11/30/22	14,510	17,139	14,305
12/31/22	14,292	16,464	14,081
1/31/23	15,005	17,644	14,773
2/28/23	14,540	17,139	14,303
3/31/23	14,458	17,667	14,204
4/30/23	14,696	17,921	14,422
5/31/23	13,890	17,729	13,621
6/30/23	14,587	18,758	14,299
7/31/23	15,191	19,445	14,889
8/31/23	14,728	18,902	14,425
9/30/23	14,417	18,120	14,126
10/31/23	13,881	17,575	13,601
11/30/23	14,871	19,197	14,562
12/31/23	15,688	20,120	15,364
1/31/24	15,489	20,238	15,177
2/29/24	15,698	21,106	15,381
3/31/24	16,443	21,769	16,115
4/30/24	15,997	21,050	15,675
5/31/24	16,578	21,905	16,237
6/30/24	16,447	22,393	16,108
7/31/24	17,293	22,754	16,956
8/31/24	17,935	23,332	17,585
9/30/24	18,215	23,874	17,845
10/31/24	17,884	23,338	17,561
11/30/24	18,308	24,211	17,979
12/31/24	17,457	23,638	17,123
1/31/25	18,052	24,432	17,715
2/28/25	18,643	24,284	18,302
3/31/25	18,850	23,325	18,475

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	14.64%	14.94%	6.54%
MSCI AC World Index	7.15%	15.18%	8.84%
WisdomTree Global High Dividend Index	14.64%	14.69%	6.33%

Key Fund Statistics

  Total Net Assets$117,749,481
  # of Portfolio Holdings716
  Portfolio Turnover Rate49%
  Investment Advisory Fees Paid$630,742

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Johnson & Johnson	2.1%
HSBC Holdings PLC	2.2%
Philip Morris International, Inc.	2.0%
Exxon Mobil Corp.	1.8%
Altria Group, Inc.	1.5%
Chevron Corp.	1.5%
Verizon Communications, Inc.	1.4%
AbbVie, Inc.	1.4%
AT&T, Inc.	1.3%
International Business Machines Corp.	1.2%

Sector Breakdown (% of Net Assets)

Financials	26.5%
Energy	13.1%
Utilities	12.4%
Real Estate	11.4%
Consumer Staples	10.2%
Health Care	7.4%
Communication Services	5.4%
Industrials	3.8%
Materials	3.5%
Consumer Discretionary	3.0%
Other Sectors	2.7%
Other Assets and Liabilities (Net)	0.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global High Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DEW

DEW - 032025

WisdomTree India Earnings Fund

Ticker: EPI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$85	0.84%

How did the Fund perform last year and what affected its performance?

The Fund returned 1.51% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI India Index, which returned 1.75% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Materials and Consumer Discretionary, primarily due to strong stock selection effects.

  Consumer Staples also contributed positively to performance, driven by positive stock selection.

  Financials detracted from performance due to a mix of negative allocation and stock selection effects.

  Communication Services and Energy were also headwinds, each due to a combination of poor allocation and stock selection effects.

  Foreign capital gains taxes incurred by the Fund that are not deducted from index performance were a significant detractor from Fund performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI India Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree India Earnings Fund $	MSCI India Index $	WisdomTree India Earnings Index $
3/31/15	10,000	10,000	10,000
4/30/15	9,492	9,346	9,521
5/31/15	9,686	9,610	9,718
6/30/15	9,619	9,639	9,667
7/31/15	9,783	9,810	9,837
8/31/15	8,737	8,948	8,812
9/30/15	8,797	8,989	8,896
10/31/15	9,047	9,130	9,158
11/30/15	8,806	8,694	8,924
12/31/15	8,955	8,907	9,058
1/31/16	8,250	8,294	8,352
2/29/16	7,491	7,680	7,594
3/31/16	8,669	8,685	8,784
4/30/16	8,745	8,726	8,878
5/31/16	8,830	8,890	8,977
6/30/16	9,033	9,008	9,183
7/31/16	9,550	9,519	9,715
8/31/16	9,792	9,630	9,965
9/30/16	9,725	9,541	9,918
10/31/16	9,824	9,494	10,017
11/30/16	9,121	8,786	9,333
12/31/16	9,155	8,779	9,368
1/31/17	9,548	9,161	9,778
2/28/17	10,251	9,702	10,502
3/31/17	10,885	10,282	11,159
4/30/17	11,183	10,481	11,479
5/31/17	11,260	10,665	11,522
6/30/17	11,108	10,581	11,376
7/31/17	11,992	11,397	12,287
8/31/17	11,933	11,311	12,272
9/30/17	11,389	10,894	11,816
10/31/17	12,253	11,697	12,773
11/30/17	12,162	11,615	12,689
12/31/17	12,729	12,182	13,268
1/31/18	13,152	12,601	13,741
2/28/18	12,351	11,756	12,919
3/31/18	11,805	11,335	12,340
4/30/18	12,257	11,801	12,851
5/31/18	11,732	11,377	12,344
6/30/18	11,483	11,266	12,055
7/31/18	12,174	12,000	12,782
8/31/18	12,275	12,116	12,920
9/30/18	11,066	11,013	11,566
10/31/18	10,371	10,245	10,807
11/30/18	11,263	11,307	11,753
12/31/18	11,400	11,292	11,908
1/31/19	10,999	11,074	11,481
2/28/19	10,990	11,078	11,465
3/31/19	12,160	12,100	12,748
4/30/19	12,072	12,168	12,672
5/31/19	12,132	12,195	12,731
6/30/19	12,016	12,161	12,590
7/31/19	11,299	11,527	11,821
8/31/19	10,818	11,190	11,320
9/30/19	11,063	11,534	11,585
10/31/19	11,504	12,033	12,063
11/30/19	11,458	11,965	12,020
12/31/19	11,593	12,147	12,167
1/31/20	11,398	12,051	11,968
2/29/20	10,364	11,175	10,878
3/31/20	7,550	8,366	7,910
4/30/20	8,879	9,717	9,324
5/31/20	8,646	9,447	9,095
6/30/20	9,421	10,088	9,909
7/31/20	10,423	11,136	10,982
8/31/20	10,957	11,525	11,550
9/30/20	10,969	11,597	11,594
10/31/20	11,162	11,727	11,821
11/30/20	12,508	12,739	13,269
12/31/20	13,688	14,037	14,621
1/31/21	13,495	13,710	14,418
2/28/21	14,446	14,427	15,625
3/31/21	14,758	14,754	15,936
4/30/21	14,711	14,617	15,903
5/31/21	15,931	15,885	17,459
6/30/21	15,981	15,774	17,521
7/31/21	16,283	15,910	17,909
8/31/21	17,322	17,651	19,130
9/30/21	17,804	17,757	19,728
10/31/21	17,619	17,616	19,532
11/30/21	16,970	17,081	18,756
12/31/21	17,523	17,719	19,404
1/31/22	17,590	17,477	19,521
2/28/22	16,794	16,777	18,508
3/31/22	17,364	17,390	19,270
4/30/22	17,235	17,099	19,146
5/31/22	16,160	16,103	17,915
6/30/22	14,997	15,017	16,552
7/31/22	16,094	16,417	17,863
8/31/22	16,749	17,091	18,674
9/30/22	15,703	15,992	17,463
10/31/22	16,114	16,403	18,050
11/30/22	17,079	17,254	19,283
12/31/22	16,521	16,310	18,666
1/31/23	16,470	15,822	18,626
2/28/23	15,805	15,099	17,811
3/31/23	15,967	15,274	18,046
4/30/23	16,617	15,910	18,866
5/31/23	16,795	16,374	19,152
6/30/23	17,567	17,143	20,184
7/31/23	18,477	17,655	21,374
8/31/23	18,289	17,318	21,166
9/30/23	18,772	17,608	21,810
10/31/23	18,213	17,085	21,106
11/30/23	19,342	18,226	22,635
12/31/23	20,868	19,703	24,687
1/31/24	21,656	20,178	25,708
2/29/24	22,165	20,731	26,393
3/31/24	22,048	20,899	26,252
4/30/24	22,963	21,383	27,501
5/31/24	23,156	21,535	27,756
6/30/24	24,524	23,032	29,692
7/31/24	25,262	23,948	31,159
8/31/24	25,379	24,199	31,341
9/30/24	25,669	24,710	31,688
10/31/24	24,107	22,669	29,468
11/30/24	23,990	22,575	29,301
12/31/24	23,187	21,913	28,230
1/31/25	22,447	21,134	27,214
2/28/25	20,474	19,439	24,651
3/31/25	22,381	21,266	27,198

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	1.51%	24.28%	8.39%
MSCI India Index	1.75%	20.51%	7.84%
WisdomTree India Earnings Index	3.60%	28.02%	10.52%

Key Fund Statistics

  Total Net Assets$3,063,584,197
  # of Portfolio Holdings536
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid$29,033,135

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	7.1%
HDFC Bank Ltd.	6.3%
ICICI Bank Ltd.	5.8%
Infosys Ltd.	4.4%
Oil & Natural Gas Corp. Ltd.	3.0%
Coal India Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.7%
State Bank of India	2.5%
Tata Consultancy Services Ltd.	2.5%
NTPC Ltd.	2.4%

Sector Breakdown (% of Net Assets)

Financials	24.2%
Energy	16.0%
Materials	13.5%
Information Technology	11.3%
Industrials	8.4%
Utilities	8.0%
Consumer Discretionary	8.0%
Health Care	5.3%
Consumer Staples	3.9%
Communication Services	2.0%
Other Sectors	0.9%
Other Assets and Liabilities (Net)	(1.5)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Earnings Fund

Annual Shareholder Report - March 31, 2025

Ticker: EPI

EPI - 032025

WisdomTree New Economy Real Estate Fund

Ticker: WTRE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$57	0.58%

How did the Fund perform last year and what affected its performance?

The Fund returned -1.80% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI World Real Estate Investment Trusts USD Index, which returned 3.98% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s concentration in the Real Estate sector is its primary driver of returns, and it weighed negatively on performance during the period. Virtually all the underperformance versus the benchmark is attributable to poor allocation effects resulting from an overweight to Real Estate.

  Avoiding Financials was also detrimental during the period, as Financials was the best-performing sector. This produced a negative allocation and stock selection effect.

  However, the Fund also avoided exposures to other sectors that performed poorly, which produced positive return effects. A lack of exposure to Health Care and Energy was additive due to positive allocation impacts from avoiding these underperforming sectors.

  At the country level, Australian exposures were detrimental due to a mix of allocation and stock selection effects.

  The United Kingdom was also a headwind due to poor stock selection.

  U.S. exposures were also a challenge due to a combination of negative allocation and stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI World Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree New Economy Real Estate Fund $9,102	MSCI World Index $24,776	Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index $9,016Footnote Reference*	MSCI AC World ex-USA Index $16,255	WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index $9,236Footnote Reference**
3/31/15	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,503	$10,235	$10,277	$10,505	$10,496
5/31/15	$10,138	$10,270	$10,040	$10,341	$10,134
6/30/15	$9,792	$10,031	$9,758	$10,053	$9,791
7/31/15	$9,741	$10,211	$9,888	$10,025	$9,751
8/31/15	$9,006	$9,535	$9,254	$9,258	$9,008
9/30/15	$8,928	$9,184	$9,238	$8,829	$8,927
10/31/15	$9,536	$9,911	$9,833	$9,486	$9,545
11/30/15	$9,237	$9,862	$9,444	$9,291	$9,248
12/31/15	$9,290	$9,689	$9,334	$9,116	$9,309
1/31/16	$8,550	$9,109	$8,946	$8,496	$8,567
2/29/16	$8,680	$9,041	$9,117	$8,398	$8,697
3/31/16	$9,611	$9,655	$9,884	$9,081	$9,626
4/30/16	$9,749	$9,808	$10,158	$9,320	$9,765
5/31/16	$9,488	$9,863	$9,962	$9,163	$9,504
6/30/16	$9,689	$9,752	$9,940	$9,023	$9,711
7/31/16	$10,274	$10,164	$10,363	$9,469	$10,303
8/31/16	$10,306	$10,173	$10,139	$9,529	$10,335
9/30/16	$10,359	$10,227	$10,108	$9,646	$10,389
10/31/16	$9,861	$10,029	$9,490	$9,508	$9,897
11/30/16	$9,511	$10,173	$9,181	$9,288	$9,544
12/31/16	$9,512	$10,416	$9,403	$9,525	$9,553
1/31/17	$9,825	$10,668	$9,552	$9,863	$9,873
2/28/17	$10,228	$10,964	$9,704	$10,020	$10,274
3/31/17	$10,508	$11,081	$9,727	$10,274	$10,548
4/30/17	$10,807	$11,245	$9,930	$10,494	$10,854
5/31/17	$11,251	$11,482	$10,208	$10,835	$11,295
6/30/17	$11,301	$11,527	$10,019	$10,868	$11,351
7/31/17	$11,863	$11,803	$10,338	$11,269	$11,916
8/31/17	$12,052	$11,819	$10,278	$11,328	$12,102
9/30/17	$12,209	$12,084	$10,192	$11,538	$12,262
10/31/17	$12,232	$12,313	$10,177	$11,755	$12,288
11/30/17	$12,496	$12,580	$10,504	$11,851	$12,566
12/31/17	$12,984	$12,750	$10,866	$12,116	$13,068
1/31/18	$13,626	$13,423	$11,250	$12,790	$13,721
2/28/18	$12,693	$12,867	$10,587	$12,187	$12,777
3/31/18	$12,794	$12,586	$10,709	$11,972	$12,895
4/30/18	$12,998	$12,731	$10,972	$12,163	$13,089
5/31/18	$12,846	$12,811	$10,784	$11,883	$12,929
6/30/18	$12,481	$12,805	$10,673	$11,659	$12,565
7/31/18	$12,678	$13,205	$10,790	$11,938	$12,772
8/31/18	$12,443	$13,368	$10,691	$11,688	$12,535
9/30/18	$12,196	$13,442	$10,511	$11,741	$12,277
10/31/18	$11,427	$12,455	$10,040	$10,786	$11,513
11/30/18	$11,843	$12,597	$10,193	$10,889	$11,943
12/31/18	$11,556	$11,639	$9,981	$10,395	$11,661
1/31/19	$12,814	$12,545	$10,947	$11,181	$12,936
2/28/19	$12,719	$12,922	$10,798	$11,400	$12,845
3/31/19	$13,388	$13,092	$11,110	$11,468	$13,522
4/30/19	$13,171	$13,556	$10,933	$11,771	$13,307
5/31/19	$12,742	$12,774	$10,874	$11,139	$12,872
6/30/19	$13,284	$13,615	$11,123	$11,809	$13,432
7/31/19	$12,997	$13,683	$11,017	$11,667	$13,139
8/31/19	$12,682	$13,403	$11,151	$11,306	$12,823
9/30/19	$12,936	$13,688	$11,416	$11,597	$13,076
10/31/19	$13,470	$14,036	$11,843	$12,002	$13,635
11/30/19	$13,452	$14,427	$11,781	$12,108	$13,618
12/31/19	$14,065	$14,860	$11,995	$12,632	$14,243
1/31/20	$13,494	$14,769	$12,042	$12,293	$13,668
2/29/20	$12,734	$13,521	$10,997	$11,321	$12,901
3/31/20	$9,942	$11,731	$8,328	$9,682	$10,049
4/30/20	$10,639	$13,013	$8,823	$10,415	$10,761
5/31/20	$10,315	$13,642	$8,969	$10,756	$10,432
6/30/20	$10,724	$14,002	$9,059	$11,242	$10,850
7/31/20	$10,859	$14,672	$9,290	$11,744	$10,984
8/31/20	$11,363	$15,653	$9,681	$12,246	$11,492
9/30/20	$10,913	$15,113	$9,412	$11,945	$11,032
10/31/20	$10,589	$14,649	$9,030	$11,688	$10,719
11/30/20	$11,826	$16,522	$10,329	$13,261	$11,978
12/31/20	$11,962	$17,223	$10,918	$13,978	$12,122
1/31/21	$11,703	$17,051	$10,775	$14,008	$11,865
2/28/21	$12,059	$17,488	$10,918	$14,285	$12,225
3/31/21	$12,320	$18,070	$11,075	$14,466	$12,471
4/30/21	$12,533	$18,911	$11,577	$14,892	$12,690
5/31/21	$12,826	$19,184	$11,960	$15,357	$12,970
6/30/21	$12,620	$19,470	$11,897	$15,258	$12,790
7/31/21	$12,463	$19,818	$12,236	$15,006	$12,645
8/31/21	$12,687	$20,312	$12,326	$15,292	$12,873
9/30/21	$12,106	$19,468	$11,648	$14,802	$12,295
10/31/21	$12,281	$20,571	$11,885	$15,155	$12,479
11/30/21	$11,742	$20,120	$11,473	$14,473	$11,897
12/31/21	$11,968	$20,980	$11,891	$15,071	$12,136
1/31/22	$11,692	$19,870	$11,282	$14,516	$11,860
2/28/22	$11,495	$19,367	$11,195	$14,228	$11,639
3/31/22	$11,525	$19,899	$11,515	$14,251	$11,656
4/30/22	$10,597	$18,246	$10,352	$13,356	$10,726
5/31/22	$9,945	$18,260	$9,866	$13,452	$10,071
6/30/22	$9,121	$16,678	$9,082	$12,295	$9,224
7/31/22	$9,866	$18,002	$9,817	$12,716	$10,017
8/31/22	$9,196	$17,250	$9,221	$12,307	$9,337
9/30/22	$7,824	$15,646	$7,956	$11,077	$7,929
10/31/22	$7,904	$16,770	$8,117	$11,408	$8,015
11/30/22	$8,584	$17,936	$8,685	$12,755	$8,711
12/31/22	$8,249	$17,174	$8,286	$12,659	$8,361
1/31/23	$9,153	$18,389	$9,093	$13,686	$9,285
2/28/23	$8,644	$17,947	$8,534	$13,206	$8,764
3/31/23	$8,544	$18,502	$8,338	$13,528	$8,674
4/30/23	$8,674	$18,826	$8,442	$13,763	$8,806
5/31/23	$8,244	$18,638	$8,017	$13,263	$8,374
6/30/23	$8,532	$19,765	$8,294	$13,858	$8,656
7/31/23	$8,891	$20,429	$8,462	$14,422	$9,031
8/31/23	$8,638	$19,941	$8,178	$13,770	$8,772
9/30/23	$8,046	$19,081	$7,562	$13,335	$8,163
10/31/23	$7,618	$18,527	$7,321	$12,785	$7,732
11/30/23	$8,672	$20,264	$8,212	$13,936	$8,807
12/31/23	$9,399	$21,259	$8,861	$14,636	$9,540
1/31/24	$8,995	$21,514	$8,447	$14,491	$9,136
2/29/24	$9,015	$22,426	$8,566	$14,858	$9,156
3/31/24	$9,269	$23,147	$8,671	$15,322	$9,410
4/30/24	$8,561	$22,287	$7,975	$15,047	$8,687
5/31/24	$9,048	$23,282	$8,400	$15,484	$9,191
6/30/24	$9,013	$23,756	$8,473	$15,469	$9,150
7/31/24	$9,643	$24,175	$9,000	$15,827	$9,790
8/31/24	$9,984	$24,814	$9,523	$16,278	$10,141
9/30/24	$10,394	$25,268	$9,820	$16,716	$10,554
10/31/24	$9,869	$24,767	$9,390	$15,896	$10,024
11/30/24	$9,874	$25,903	$9,669	$15,752	$10,031
12/31/24	$9,076	$25,228	$8,807	$15,446	$9,205
1/31/25	$9,191	$26,119	$8,939	$16,068	$9,328
2/28/25	$9,369	$25,931	$9,273	$16,291	$9,513
3/31/25	$9,102	$24,776	$9,016	$16,255	$9,236
Footnote	Description
Footnote*	Dow Jones Global ex-U. S Select Real Estate Securities Index through April 20, 2022; MSCI World Real Estate Investment Trust USD Index thereafter.
Footnote**	Wisdom Tree International Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-1.80%	-1.75%	-0.94%
MSCI World Index	7.04%	16.13%	9.50%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index	3.98%	1.60%	-1.03%
MSCI AC World ex-USA Index	6.09%	10.92%	4.98%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index	-1.85%	-1.67%	-0.79%

Key Fund Statistics

  Total Net Assets$14,759,281
  # of Portfolio Holdings54
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid$104,688

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

SBA Communications Corp.	6.1%
Ventas, Inc.	5.8%
Airbnb, Inc.	5.4%
Equinix, Inc.	5.1%
Digital Realty Trust, Inc.	5.0%
American Tower Corp.	4.8%
Crown Castle, Inc.	4.7%
Cellnex Telecom SA	4.5%
Prologis, Inc.	4.5%
Alexandria Real Estate Equities, Inc.	4.1%

Sector Breakdown (% of Net Assets)

Real Estate	87.2%
Communication Services	5.4%
Consumer Discretionary	5.4%
Information Technology	0.9%
Financials	0.4%
Other Assets and Liabilities (Net)	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree New Economy Real Estate Fund

Annual Shareholder Report - March 31, 2025

Ticker: WTRE

WTRE - 032025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,124,801 for the fiscal year ended March 31, 2025 and $1,066,503 for the fiscal year ended March 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)       Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., March 31, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2025

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree New Economy Real Estate Fund (WTRE)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.0%
China – 98.6%
Aerospace & Defense – 0.2%
Kuang-Chi Technologies Co. Ltd., Class A	150,500	$783,166
Air Freight & Logistics – 1.4%
JD Logistics, Inc.*(a)	876,700	1,415,286
SF Holding Co. Ltd., Class A	406,161	2,410,391
YTO Express Group Co. Ltd., Class A	153,500	268,301
ZTO Express Cayman, Inc.	102,332	2,018,941
Total Air Freight & Logistics		6,112,919
Automobile Components – 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	33,700	240,395
Fuyao Glass Industry Group Co. Ltd., Class A	32,567	262,521
Minth Group Ltd.*	1,200	3,193
Total Automobile Components		506,109
Automobiles – 4.9%
BYD Co. Ltd., Class A	98,500	5,082,323
BYD Co. Ltd., Class H	186,000	9,390,486
Geely Automobile Holdings Ltd.	552,900	1,182,507
Great Wall Motor Co. Ltd., Class H	145,900	255,034
Great Wall Motor Co. Ltd., Class A	100	359
Li Auto, Inc., Class A*	168,800	2,148,971
NIO, Inc., Class A*(b)	279,390	1,039,593
XPeng, Inc., Class A*(b)	182,600	1,849,399
Yadea Group Holdings Ltd.(a)	4,200	8,151
Total Automobiles		20,956,823
Banks – 1.4%
China Minsheng Banking Corp. Ltd., Class H(b)	3,331,900	1,498,869
China Minsheng Banking Corp. Ltd., Class A	4,011,336	2,153,100
Ping An Bank Co. Ltd., Class A	1,348,900	2,090,397
Total Banks		5,742,366
Beverages – 0.9%
Budweiser Brewing Co. APAC Ltd.(a)	1,104,400	1,331,475
Nongfu Spring Co. Ltd., Class H(a)(b)	555,300	2,408,824
Total Beverages		3,740,299
Biotechnology – 3.9%
3SBio, Inc.(a)	1,246,000	1,915,371
Akeso, Inc.*(a)	232,600	2,278,077
Ascentage Pharma Group International*(a)	263,400	1,433,748
BeiGene Ltd.*	193,100	4,124,933
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	31,500	277,764
Chongqing Zhifei Biological Products Co. Ltd., Class A	145,450	485,841
Imeik Technology Development Co. Ltd., Class A	22,612	558,461
Innovent Biologics, Inc.*(a)	405,700	2,429,935
Shanghai RAAS Blood Products Co. Ltd., Class A	593,000	559,873
Walvax Biotechnology Co. Ltd., Class A	155,000	238,071
Zai Lab Ltd.*(b)	601,400	2,202,987
Total Biotechnology		16,505,061
Investments	Shares	Value
Broadline Retail – 15.8%
Alibaba Group Holding Ltd.	2,672,200	$43,962,521
JD.com, Inc., Class A	430,052	8,888,136
MINISO Group Holding Ltd.	600	2,772
PDD Holdings, Inc., ADR*	117,761	13,937,014
Vipshop Holdings Ltd., ADR	33,675	528,024
Total Broadline Retail		67,318,467
Building Products – 0.4%
Beijing New Building Materials PLC, Class A	103,600	414,919
Xinyi Glass Holdings Ltd.(b)	1,082,000	1,066,661
Total Building Products		1,481,580
Capital Markets – 1.4%
East Money Information Co. Ltd., Class A	1,907,643	5,928,320
Chemicals – 1.6%
Dongyue Group Ltd.(b)	1,236,900	1,448,294
Ganfeng Lithium Group Co. Ltd., Class H(a)	355,140	960,849
Ganfeng Lithium Group Co. Ltd., Class A	125,300	583,396
Hengli Petrochemical Co. Ltd., Class A	198,300	419,476
LB Group Co. Ltd., Class A	174,200	426,755
Ningxia Baofeng Energy Group Co. Ltd., Class A	270,500	540,933
Rongsheng Petrochemical Co. Ltd., Class A	333,700	395,430
Satellite Chemical Co. Ltd., Class A	211,900	670,472
Tianqi Lithium Corp., Class A	122,388	510,715
Zhejiang Longsheng Group Co. Ltd., Class A	232,500	301,109
Zhejiang NHU Co. Ltd., Class A	177,860	547,834
Total Chemicals		6,805,263
Commercial Services & Supplies – 0.2%
Tuhu Car, Inc.*(a)	420,200	964,586
Communications Equipment – 1.2%
BYD Electronic International Co. Ltd.	357,500	1,851,760
Hengtong Optic-electric Co. Ltd., Class A	200,569	459,333
Suzhou TFC Optical Communication Co. Ltd., Class A	33,300	387,818
Zhongji Innolight Co. Ltd., Class A	161,300	2,189,768
Total Communications Equipment		4,888,679
Construction & Engineering – 0.3%
China Conch Venture Holdings Ltd.	1,128,163	1,120,869
Construction Materials – 0.1%
China Jushi Co. Ltd., Class A	217,700	386,508
Consumer Staples Distribution & Retail – 0.6%
East Buy Holding Ltd.*(a)(b)	398,500	652,531
JD Health International, Inc.*(a)(b)	412,300	1,756,712
Total Consumer Staples Distribution & Retail		2,409,243
Electrical Equipment – 5.2%
Contemporary Amperex Technology Co. Ltd., Class A	416,506	14,499,378
Eve Energy Co. Ltd., Class A	152,500	988,766
GEM Co. Ltd., Class A	527,000	472,899
Jiangsu Zhongtian Technology Co. Ltd., Class A	322,300	645,851
Ningbo Sanxing Medical Electric Co. Ltd., Class A	72,500	295,053
Sieyuan Electric Co. Ltd., Class A	68,400	715,452

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2025
Investments	Shares	Value
Sungrow Power Supply Co. Ltd., Class A	246,860	$2,358,215
Sunwoda Electronic Co. Ltd., Class A	153,900	469,374
TBEA Co. Ltd., Class A	588,900	974,219
Zhejiang Huayou Cobalt Co. Ltd., Class A	158,250	742,038
Total Electrical Equipment		22,161,245
Electronic Equipment, Instruments & Components – 4.4%
AAC Technologies Holdings, Inc.	347,200	2,101,862
Chaozhou Three-Circle Group Co. Ltd., Class A	151,000	823,799
Eoptolink Technology, Inc. Ltd., Class A	97,900	1,322,059
Foxconn Industrial Internet Co. Ltd., Class A	746,000	2,039,054
GoerTek, Inc., Class A	324,200	1,166,351
Kingboard Holdings Ltd.	441,800	1,257,775
Lens Technology Co. Ltd., Class A	251,900	878,161
Luxshare Precision Industry Co. Ltd., Class A	750,776	4,225,110
Maxscend Microelectronics Co. Ltd., Class A	38,400	423,590
Sunny Optical Technology Group Co. Ltd.	252,000	2,310,991
SUPCON Technology Co. Ltd., Class A	63,835	466,513
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	128,300	578,117
Wingtech Technology Co. Ltd., Class A	89,500	401,314
WUS Printed Circuit Kunshan Co. Ltd., Class A	175,000	789,992
Total Electronic Equipment, Instruments & Components		18,784,688
Entertainment – 3.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	125,600	257,565
China Ruyi Holdings Ltd.*	5,792,000	1,779,222
iQIYI, Inc., ADR*(b)	435,948	985,242
NetEase Cloud Music, Inc.*(a)	71,350	1,354,497
NetEase, Inc.	355,615	7,221,723
Tencent Music Entertainment Group, Class A	343,700	2,442,915
Total Entertainment		14,041,164
Food Products – 3.9%
China Feihe Ltd.(a)	1,850,100	1,395,844
Foshan Haitian Flavouring & Food Co. Ltd., Class A	235,147	1,313,294
Guangdong Haid Group Co. Ltd., Class A	86,503	594,672
Henan Shuanghui Investment & Development Co. Ltd., Class A	107,600	399,396
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	921,600	3,561,641
Muyuan Foods Co. Ltd., Class A	392,174	2,090,436
Tingyi Cayman Islands Holding Corp.	991,000	1,663,491
Uni-President China Holdings Ltd.	1,202,000	1,382,710
Want Want China Holdings Ltd.	2,280,100	1,435,998
Wens Foodstuff Group Co. Ltd., Class A	830,900	1,906,316
Yihai International Holding Ltd.	566,000	983,551
Total Food Products		16,727,349
Gas Utilities – 0.5%
ENN Energy Holdings Ltd.	265,800	2,193,278
Health Care Equipment & Supplies – 1.4%
APT Medical, Inc., Class A	8,998	479,627
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,680,800	1,287,556
Shanghai United Imaging Healthcare Co. Ltd., Class A	53,395	896,469
Investments	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	95,574	$3,077,983
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	39,700	318,107
Total Health Care Equipment & Supplies		6,059,742
Health Care Providers & Services – 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	679,180	1,241,348
Huadong Medicine Co. Ltd., Class A	68,040	343,670
Hygeia Healthcare Holdings Co. Ltd., Class C*(a)(b)	373,700	645,544
Total Health Care Providers & Services		2,230,562
Hotels, Restaurants & Leisure – 5.8%
H World Group Ltd.	181,970	667,743
Haidilao International Holding Ltd.(a)	71,000	160,246
Meituan, Class B*(a)	781,100	15,641,477
Tongcheng Travel Holdings Ltd.	26,800	72,164
Trip.com Group Ltd.	81,527	5,178,546
Yum China Holdings, Inc.	52,250	2,719,850
Total Hotels, Restaurants & Leisure		24,440,026
Household Durables – 3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	483,800	3,026,954
Haier Smart Home Co. Ltd., Class H	268,500	862,756
Haier Smart Home Co. Ltd., Class A	303,400	1,141,628
Hisense Home Appliances Group Co. Ltd., Class H	1,000	3,355
Midea Group Co. Ltd., Class A	690,500	7,460,088
Total Household Durables		12,494,781
Industrial Conglomerates – 0.2%
Fosun International Ltd.	1,632,200	874,809
Insurance – 4.4%
Ping An Insurance Group Co. of China Ltd., Class H	1,113,400	6,625,762
Ping An Insurance Group Co. of China Ltd., Class A	1,572,994	11,177,374
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	526,100	826,310
Total Insurance		18,629,446
Interactive Media & Services – 14.4%
Baidu, Inc., Class A*	465,450	5,381,184
Bilibili, Inc., Class Z*	85,085	1,626,176
Kanzhun Ltd., ADR*	114,124	2,187,757
Kuaishou Technology*(a)	569,900	3,981,089
Meitu, Inc.(a)	2,862,000	2,004,794
Tencent Holdings Ltd.	721,100	46,063,353
Total Interactive Media & Services		61,244,353
IT Services – 0.5%
GDS Holdings Ltd., Class A*	532,900	1,671,241
Isoftstone Information Technology Group Co. Ltd., Class A	70,000	552,609
Total IT Services		2,223,850
Life Sciences Tools & Services – 2.3%
Genscript Biotech Corp.*	760,400	1,207,992
Hangzhou Tigermed Consulting Co. Ltd., Class A	65,767	459,905
Pharmaron Beijing Co. Ltd., Class A	113,825	421,719
WuXi AppTec Co. Ltd., Class H(a)	170,695	1,518,205
WuXi AppTec Co. Ltd., Class A	367,747	3,407,249
Wuxi Biologics Cayman, Inc.*(a)	825,400	2,869,693
Total Life Sciences Tools & Services		9,884,763

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2025
Investments	Shares	Value
Machinery – 2.0%
Haitian International Holdings Ltd.	429,400	$1,134,168
Jiangsu Hengli Hydraulic Co. Ltd., Class A	42,500	465,249
Sany Heavy Industry Co. Ltd., Class A	972,748	2,553,063
Shenzhen Inovance Technology Co. Ltd., Class A	263,902	2,475,977
Yutong Bus Co. Ltd., Class A	165,800	604,930
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	268,400	1,064,971
Total Machinery		8,298,358
Marine Transportation – 0.4%
SITC International Holdings Co. Ltd.	658,000	1,788,710
Media – 0.6%
China Literature Ltd.*(a)	292,600	968,401
Focus Media Information Technology Co. Ltd., Class A	1,472,924	1,423,076
Total Media		2,391,477
Metals & Mining – 0.7%
Chifeng Jilong Gold Mining Co. Ltd., Class A	156,500	493,242
China Hongqiao Group Ltd.(b)	1,010,600	2,078,275
Shanjin International Gold Co. Ltd., Class A	170,600	450,807
Total Metals & Mining		3,022,324
Oil, Gas & Consumable Fuels – 0.1%
Guanghui Energy Co. Ltd., Class A	464,800	388,938
Passenger Airlines – 0.2%
Hainan Airlines Holding Co. Ltd., Class A*	2,684,000	517,155
Spring Airlines Co. Ltd., Class A	50,600	361,921
Total Passenger Airlines		879,076
Personal Care Products – 0.7%
Giant Biogene Holding Co. Ltd.(a)	219,000	1,983,028
Hengan International Group Co. Ltd.	407,900	1,137,672
Total Personal Care Products		3,120,700
Pharmaceuticals – 2.2%
China Medical System Holdings Ltd.	1,028,000	984,358
Hansoh Pharmaceutical Group Co. Ltd.(a)	592,100	1,864,510
HUTCHMED China Ltd.*	339,500	1,040,715
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	651,368	4,410,645
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	57,415
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	134,304	458,961
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,700	575,322
Total Pharmaceuticals		9,391,926
Real Estate Management & Development – 1.8%
Country Garden Services Holdings Co. Ltd.	1,327,300	1,175,417
ESR Group Ltd.(a)	1,065,400	1,676,092
KE Holdings, Inc., Class A	474,000	3,228,924
Longfor Group Holdings Ltd.(a)	801,700	1,010,845
Sunac China Holdings Ltd.*	3,295,000	656,433
Total Real Estate Management & Development		7,747,711
Semiconductors & Semiconductor Equipment – 3.2%
GCL Technology Holdings Ltd.*(b)	8,744,000	1,101,387
GigaDevice Semiconductor, Inc., Class A*	82,926	1,333,956
Hangzhou Silan Microelectronics Co. Ltd., Class A*	101,700	337,465
JCET Group Co. Ltd., Class A	167,507	807,116
Jinko Solar Co. Ltd., Class A	338,118	301,546
JinkoSolar Holding Co. Ltd., ADR(b)	38,855	724,257
Investments	Shares	Value
LONGi Green Energy Technology Co. Ltd., Class A	876,668	$1,912,384
Montage Technology Co. Ltd., Class A	160,840	1,732,828
Sanan Optoelectronics Co. Ltd., Class A	392,200	641,801
SG Micro Corp., Class A	37,945	455,701
Tongwei Co. Ltd., Class A	339,658	894,267
Trina Solar Co. Ltd., Class A	126,336	292,632
Will Semiconductor Co. Ltd. Shanghai, Class A	115,966	2,118,252
Xinyi Solar Holdings Ltd.(b)	2,782,765	1,073,004
Total Semiconductors & Semiconductor Equipment		13,726,596
Software – 1.0%
360 Security Technology, Inc., Class A	268,500	383,577
Beijing Kingsoft Office Software, Inc., Class A	33,933	1,396,942
Hundsun Technologies, Inc., Class A	170,010	656,089
Kingdee International Software Group Co. Ltd.*	1,139,700	1,927,747
Total Software		4,364,355
Specialty Retail – 0.2%
Chow Tai Fook Jewellery Group Ltd.	600	679
Pop Mart International Group Ltd.(a)	42,500	854,884
Topsports International Holdings Ltd.(a)	4,200	1,846
Zhongsheng Group Holdings Ltd.	2,100	3,692
Total Specialty Retail		861,101
Technology Hardware, Storage & Peripherals – 0.3%
Ninestar Corp., Class A*	85,700	285,553
Shenzhen Transsion Holdings Co. Ltd., Class A	76,399	953,160
Total Technology Hardware, Storage & Peripherals		1,238,713
Textiles, Apparel & Luxury Goods – 0.7%
ANTA Sports Products Ltd.	158,100	1,735,375
Bosideng International Holdings Ltd.	2,000	1,026
Li Ning Co. Ltd.	212,500	434,816
Shenzhou International Group Holdings Ltd.	109,800	824,174
Total Textiles, Apparel & Luxury Goods		2,995,391
Tobacco – 0.3%
Smoore International Holdings Ltd.(a)(b)	807,000	1,375,374
Total China		419,231,064
Hong Kong – 1.1%
Air Freight & Logistics – 0.4%
J&T Global Express Ltd.*	2,217,600	1,613,256
Construction & Engineering – 0.3%
Central New Energy Holding Group Ltd., Class G*	1,186,000	1,349,061
Pharmaceuticals – 0.4%
Sino Biopharmaceutical Ltd.	3,659,150	1,763,661
Total Hong Kong		4,725,978
United States – 0.3%
Biotechnology – 0.3%
Legend Biotech Corp., ADR*	36,687	1,244,790
TOTAL COMMON STOCKS (Cost: $402,259,150)		425,201,832
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd.*^ (Cost: $0)	88,957	0

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (concluded) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) March 31, 2025
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $396,999)	396,999	$396,999
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $2,185,090)	2,185,090	2,185,090
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $404,841,239)		427,783,921
Other Liabilities less Assets – (0.6)%		(2,376,743)
NET ASSETS – 100.0%		$425,407,178

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,435,710 and the total market value of the collateral held by the Fund was $14,147,521. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,962,431.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
CNH	Chinese yuan
HKD	Hong Kong dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	4/1/2025	1,200,000	HKD	154,274	USD	$—	$(38)
Citibank NA	4/1/2025	4,814,392	HKD	4,500,000	CNH	—	(539)
						$—	$(577)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$425,201,832	$—	$—	$425,201,832
Rights	—	—	0*	0
Mutual Fund	—	396,999	—	396,999
Investment of Cash Collateral for Securities Loaned	—	2,185,090	—	2,185,090
Total Investments in Securities	$425,201,832	$2,582,089	$0	$427,783,921
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(577)	$—	$(577)
Total – Net	$425,201,832	$2,581,512	$0	$427,783,344

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.3%
Argentina – 0.1%
Grupo Financiero Galicia SA, ADR	29,235	$1,592,430
Brazil – 4.5%
Allos SA	243,216	812,327
Ambev SA	1,602,103	3,776,137
B3 SA – Brasil Bolsa Balcao	2,188,559	4,638,745
Banco Bradesco SA	459,549	910,649
Banco Santander Brasil SA	187,275	873,655
Brava Energia	130,531	526,440
BRF SA	231,976	797,061
CCR SA	388,009	788,530
Cia Siderurgica Nacional SA	247,690	409,527
Cosan SA	496,299	640,341
Embraer SA*	284,744	3,268,691
Energisa SA	100,170	699,554
Eneva SA*	620,811	1,282,235
Engie Brasil Energia SA	79,681	536,989
Equatorial Energia SA	342,641	1,914,313
GPS Participacoes & Empreendimentos SA(a)	239,679	546,090
Hapvida Participacoes & Investimentos SA*(a)	1,636,048	631,265
Hypera SA	170,331	576,032
Itau Unibanco Holding SA	257,768	1,248,415
Itausa SA	453,985	768,841
Klabin SA	390,326	1,271,636
Localiza Rent a Car SA	350,544	2,055,777
Lojas Renner SA	364,482	778,262
MercadoLibre, Inc.*	11,066	21,588,327
Multiplan Empreendimentos Imobiliarios SA	108,730	429,024
Natura & Co. Holding SA	274,068	478,021
PRIO SA*	347,986	2,418,067
Raia Drogasil SA	459,727	1,529,039
Rede D’Or Sao Luiz SA(a)	404,976	1,993,893
Rumo SA	509,047	1,441,559
Santos Brasil Participacoes SA	276,880	643,418
Sendas Distribuidora SA	513,226	675,622
Suzano SA	272,201	2,515,922
Telefonica Brasil SA	139,615	1,214,637
TIM SA	349,858	1,099,481
TOTVS SA	203,860	1,187,714
Transmissora Alianca de Energia Eletrica SA	51,253	301,201
Ultrapar Participacoes SA	349,804	1,044,957
Vibra Energia SA	490,673	1,523,167
WEG SA	566,288	4,476,796
Total Brazil		74,312,357
Chile – 0.4%
Banco de Chile	14,758,498	1,945,630
Banco Santander Chile	22,763,359	1,291,472
Cencosud SA	617,135	1,879,977
Empresas CMPC SA	373,780	612,513
Empresas Copec SA	117,369	807,550
Latam Airlines Group SA*	48,436,191	757,090
Total Chile		7,294,232
Investments	Shares	Value
China – 24.3%
360 Security Technology, Inc., Class A	576,100	$823,011
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	227,800	467,144
AAC Technologies Holdings, Inc.	137,000	829,364
Aier Eye Hospital Group Co. Ltd., Class A	566,985	1,036,287
Airtac International Group	37,000	926,045
Akeso, Inc.*(a)	144,000	1,410,331
Alibaba Group Holding Ltd.	2,966,232	48,799,879
ANTA Sports Products Ltd.	202,100	2,218,339
APT Medical, Inc., Class A	10,654	567,899
Baidu, Inc., Class A*	420,100	4,856,881
BeiGene Ltd.*	150,100	3,206,383
Beijing Kingsoft Office Software, Inc., Class A	29,960	1,233,383
Beijing New Building Materials PLC, Class A	132,700	531,465
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	38,800	342,135
Bilibili, Inc., Class Z*	52,574	1,004,814
Bosideng International Holdings Ltd.	2,980,000	1,528,244
BYD Co. Ltd., Class A	101,610	5,242,790
BYD Co. Ltd., Class H	192,000	9,693,405
BYD Electronic International Co. Ltd.	131,000	678,547
Chaozhou Three-Circle Group Co. Ltd., Class A	189,100	1,031,658
Chifeng Jilong Gold Mining Co. Ltd., Class A	194,600	613,323
China Conch Venture Holdings Ltd.	400	397
China Feihe Ltd.(a)	799,000	602,821
China Hongqiao Group Ltd.	400,000	822,590
China Jushi Co. Ltd., Class A	361,700	642,168
China Medical System Holdings Ltd.	261,000	249,920
China Minsheng Banking Corp. Ltd., Class A	3,827,179	2,054,253
China Ruyi Holdings Ltd.*	3,604,000	1,107,099
Chongqing Zhifei Biological Products Co. Ltd., Class A	113,750	379,955
Chow Tai Fook Jewellery Group Ltd.	702,600	795,587
Contemporary Amperex Technology Co. Ltd., Class A	304,750	10,608,936
Country Garden Services Holdings Co. Ltd.	1,098,000	972,356
East Money Information Co. Ltd., Class A	1,461,653	4,542,331
ENN Energy Holdings Ltd.	121,700	1,004,221
Eoptolink Technology, Inc. Ltd., Class A	79,700	1,076,283
ESR Group Ltd.(a)	319,000	501,852
Eve Energy Co. Ltd., Class A	141,300	916,148
Focus Media Information Technology Co. Ltd., Class A	1,402,300	1,354,842
Foshan Haitian Flavouring & Food Co. Ltd., Class A	198,066	1,106,197
Foxconn Industrial Internet Co. Ltd., Class A	562,800	1,538,310
Fuyao Glass Industry Group Co. Ltd., Class H(a)	164,800	1,175,584
Fuyao Glass Industry Group Co. Ltd., Class A	138,682	1,117,908
Ganfeng Lithium Group Co. Ltd., Class A	151,220	704,080
GCL Technology Holdings Ltd.*	2,773,000	349,285
GDS Holdings Ltd., Class A*	174,200	546,313
Geely Automobile Holdings Ltd.	817,000	1,747,347
GEM Co. Ltd., Class A	665,900	597,540
Genscript Biotech Corp.*	358,000	568,729

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
Giant Biogene Holding Co. Ltd.(a)	91,000	$823,998
GigaDevice Semiconductor, Inc., Class A*	79,900	1,285,279
GoerTek, Inc., Class A	311,100	1,119,222
Great Wall Motor Co. Ltd., Class H	604,700	1,057,018
Gree Electric Appliances, Inc. of Zhuhai, Class A	535,300	3,349,171
Guangdong Haid Group Co. Ltd., Class A	83,500	574,027
Guanghui Energy Co. Ltd., Class A	554,000	463,579
H World Group Ltd.	322,770	1,184,412
Haidilao International Holding Ltd.(a)	280,300	632,632
Haier Smart Home Co. Ltd., Class A	516,500	1,943,477
Haier Smart Home Co. Ltd., Class H	398,800	1,281,442
Hainan Airlines Holding Co. Ltd., Class A*	3,728,800	718,468
Hangzhou Silan Microelectronics Co. Ltd., Class A*	137,600	456,590
Hangzhou Tigermed Consulting Co. Ltd., Class A	58,600	409,786
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	875,416
Henan Shuanghui Investment & Development Co. Ltd., Class A	161,200	598,352
Hengli Petrochemical Co. Ltd., Class A	235,640	498,464
Hengtong Optic-electric Co. Ltd., Class A	240,900	551,697
Huadong Medicine Co. Ltd., Class A	69,400	350,539
Hundsun Technologies, Inc., Class A	181,971	702,248
HUTCHMED China Ltd.*	308,500	945,687
Imeik Technology Development Co. Ltd., Class A	26,100	644,606
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	718,000	2,774,803
Innovent Biologics, Inc.*(a)	256,500	1,536,303
Isoftstone Information Technology Group Co. Ltd., Class A	79,800	629,974
JCET Group Co. Ltd., Class A	187,500	903,450
JD Health International, Inc.*(a)	119,200	507,883
JD Logistics, Inc.*(a)	358,300	578,416
JD.com, Inc., Class A	478,559	9,890,658
Jiangsu Hengli Hydraulic Co. Ltd., Class A	63,600	696,231
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	499,713	3,383,735
Jiangsu Zhongtian Technology Co. Ltd., Class A	343,800	688,934
Jinko Solar Co. Ltd., Class A	367,056	327,354
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	8,928
Kanzhun Ltd., ADR*	48,961	938,582
KE Holdings, Inc., Class A	379,400	2,584,502
Kingdee International Software Group Co. Ltd.*	406,000	686,729
Kuaishou Technology*(a)	481,800	3,365,658
Kuang-Chi Technologies Co. Ltd., Class A	145,800	758,708
LB Group Co. Ltd., Class A	200,900	492,165
Lens Technology Co. Ltd., Class A	304,100	1,060,137
Li Auto, Inc., Class A*	219,300	2,791,880
Li Ning Co. Ltd.	258,500	528,941
Longfor Group Holdings Ltd.(a)	243,500	307,024
LONGi Green Energy Technology Co. Ltd., Class A	666,172	1,453,203
Luxshare Precision Industry Co. Ltd., Class A	568,300	3,198,198
Maxscend Microelectronics Co. Ltd., Class A	42,500	468,817
Meituan, Class B*(a)	882,400	17,670,002
Midea Group Co. Ltd., Class A	612,900	6,621,706
MINISO Group Holding Ltd.	139,600	645,042
Montage Technology Co. Ltd., Class A	150,232	1,618,542
Investments	Shares	Value
Muyuan Foods Co. Ltd., Class A	316,276	$1,685,871
NetEase, Inc.	338,830	6,880,858
Ninestar Corp., Class A*	115,500	384,846
Ningbo Sanxing Medical Electric Co. Ltd., Class A	104,500	425,283
Ningxia Baofeng Energy Group Co. Ltd., Class A	335,800	671,517
NIO, Inc., Class A*(b)	371,720	1,383,146
Nongfu Spring Co. Ltd., Class H(a)	321,600	1,395,062
PDD Holdings, Inc., ADR*	122,427	14,489,235
Pharmaron Beijing Co. Ltd., Class A	130,866	484,856
Ping An Bank Co. Ltd., Class A	1,106,226	1,714,324
Ping An Insurance Group Co. of China Ltd., Class H	962,500	5,727,768
Ping An Insurance Group Co. of China Ltd., Class A	1,203,708	8,553,303
Pop Mart International Group Ltd.(a)	125,800	2,530,455
Rongsheng Petrochemical Co. Ltd., Class A	306,200	362,843
Sanan Optoelectronics Co. Ltd., Class A	460,000	752,749
Sany Heavy Industry Co. Ltd., Class A	805,436	2,113,938
Satellite Chemical Co. Ltd., Class A	283,390	896,673
SF Holding Co. Ltd., Class A	317,573	1,884,660
SG Micro Corp., Class A	39,900	479,180
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,017,400	1,545,404
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	111,773	381,966
Shanghai RAAS Blood Products Co. Ltd., Class A	837,900	791,092
Shanjin International Gold Co. Ltd., Class A	262,000	692,330
Shenzhen Inovance Technology Co. Ltd., Class A	218,000	2,045,316
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	79,900	2,573,198
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	51,900	415,863
Shenzhen Transsion Holdings Co. Ltd., Class A	73,049	911,366
Shenzhou International Group Holdings Ltd.	147,600	1,107,906
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	148,700	659,602
Sieyuan Electric Co. Ltd., Class A	79,900	835,740
Silergy Corp.	82,000	932,309
SITC International Holdings Co. Ltd.	233,000	633,388
Smoore International Holdings Ltd.(a)	321,000	547,082
Spring Airlines Co. Ltd., Class A	79,700	570,061
Sungrow Power Supply Co. Ltd., Class A	189,000	1,805,487
Sunny Optical Technology Group Co. Ltd.	104,600	959,245
Sunwoda Electronic Co. Ltd., Class A	173,400	528,846
SUPCON Technology Co. Ltd., Class A	76,066	555,899
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	153,700	692,569
Suzhou TFC Optical Communication Co. Ltd., Class A	37,600	437,896
TBEA Co. Ltd., Class A	511,753	846,595
Tencent Holdings Ltd.	1,188,200	75,901,366
Tencent Music Entertainment Group, Class A	103,600	736,357
Tianqi Lithium Corp., Class A	99,000	413,119
Tingyi Cayman Islands Holding Corp.	420,000	705,011
Tongcheng Travel Holdings Ltd.	252,000	678,560
Tongwei Co. Ltd., Class A	315,058	829,499

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
Trina Solar Co. Ltd., Class A	136,405	$315,955
Trip.com Group Ltd.	101,620	6,454,842
Vipshop Holdings Ltd., ADR	71,237	1,116,996
Walvax Biotechnology Co. Ltd., Class A	217,100	333,453
Want Want China Holdings Ltd.	1,007,000	634,204
Wens Foodstuff Group Co. Ltd., Class A	713,300	1,636,509
Will Semiconductor Co. Ltd. Shanghai, Class A	84,940	1,551,527
Wingtech Technology Co. Ltd., Class A	62,470	280,113
WUS Printed Circuit Kunshan Co. Ltd., Class A	187,400	845,968
WuXi AppTec Co. Ltd., Class H(a)	63,000	560,338
WuXi AppTec Co. Ltd., Class A	263,273	2,439,276
Wuxi Biologics Cayman, Inc.*(a)	411,000	1,428,936
Xinyi Glass Holdings Ltd.	407,000	401,230
Xinyi Solar Holdings Ltd.	1,291,753	498,086
XPeng, Inc., Class A*	280,200	2,837,906
Yadea Group Holdings Ltd.(a)	650,000	1,261,519
YTO Express Group Co. Ltd., Class A	181,000	316,368
Yum China Holdings, Inc.	73,894	3,846,519
Yutong Bus Co. Ltd., Class A	183,200	668,414
Zai Lab Ltd.*	393,500	1,441,429
Zhejiang Huayou Cobalt Co. Ltd., Class A	124,970	585,988
Zhejiang Leapmotor Technology Co. Ltd.*(a)	215,200	1,389,895
Zhejiang NHU Co. Ltd., Class A	240,780	741,636
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	260,400	1,033,228
Zhongji Innolight Co. Ltd., Class A	128,680	1,746,927
ZTO Express Cayman, Inc.	69,312	1,367,478
Total China		399,991,373
Czech Republic – 0.2%
Komercni Banka AS	41,531	2,005,266
Moneta Money Bank AS(a)	199,221	1,260,732
Total Czech Republic		3,265,998
Hong Kong – 0.1%
J&T Global Express Ltd.*	1,048,200	762,543
Sino Biopharmaceutical Ltd.	1,498,000	722,016
Total Hong Kong		1,484,559
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	113,291	889,628
OTP Bank Nyrt	57,013	3,819,962
Richter Gedeon Nyrt	29,968	824,044
Total Hungary		5,533,634
India – 24.2%
360 ONE WAM Ltd.	63,970	705,506
Aarti Industries Ltd.	109,059	498,579
ABB India Ltd.	14,327	929,669
ACC Ltd.	25,184	572,391
Adani Energy Solutions Ltd.*	110,872	1,131,129
Adani Enterprises Ltd.	80,297	2,175,575
Adani Green Energy Ltd.*	106,529	1,182,354
Adani Ports & Special Economic Zone Ltd.	189,770	2,626,440
Adani Power Ltd.*	231,104	1,377,066
Investments	Shares	Value
Adani Total Gas Ltd.	75,462	$532,024
Ajanta Pharma Ltd.	38,604	1,184,689
Alkem Laboratories Ltd.	12,749	728,150
Amara Raja Energy & Mobility Ltd.	32,423	380,590
Ambuja Cements Ltd.	192,082	1,209,832
Angel One Ltd.	31,812	860,950
Apar Industries Ltd.	4,256	275,855
APL Apollo Tubes Ltd.	60,492	1,079,475
Apollo Hospitals Enterprise Ltd.	35,599	2,755,624
Ashok Leyland Ltd.	542,294	1,295,707
Asian Paints Ltd.	120,944	3,312,031
Astral Ltd.	46,111	698,226
AU Small Finance Bank Ltd.(a)	113,622	710,665
Aurobindo Pharma Ltd.*	70,647	959,207
Avenue Supermarts Ltd.*(a)	46,649	2,228,520
Axis Bank Ltd.	650,284	8,384,135
Bajaj Auto Ltd.	19,196	1,769,486
Bajaj Finserv Ltd.	111,653	2,622,208
Balkrishna Industries Ltd.	29,889	893,392
Bandhan Bank Ltd.(a)	197,054	337,244
Berger Paints India Ltd.	158,319	926,510
Bharat Forge Ltd.	82,323	1,126,069
Bharti Airtel Ltd.	718,195	14,565,143
Biocon Ltd.	91,420	365,477
Blue Star Ltd.	33,030	825,591
Bosch Ltd.	2,427	805,241
Brigade Enterprises Ltd.	30,229	345,411
Britannia Industries Ltd.	35,404	2,044,939
Carborundum Universal Ltd.	26,928	319,507
Castrol India Ltd.	463,373	1,100,309
CG Power & Industrial Solutions Ltd.	193,108	1,442,563
Cipla Ltd.	156,219	2,635,924
Coforge Ltd.	18,124	1,719,514
Colgate-Palmolive India Ltd.	45,947	1,284,672
Computer Age Management Services Ltd.	21,359	930,440
Concord Biotech Ltd.	41,525	816,484
Coromandel International Ltd.	27,314	633,409
Crompton Greaves Consumer Electricals Ltd.	207,474	859,170
Cummins India Ltd.	41,885	1,495,531
Cyient Ltd.	27,621	408,761
Dabur India Ltd.	182,279	1,080,164
Deepak Nitrite Ltd.	21,802	505,969
Delhivery Ltd.*	149,665	446,688
Divi’s Laboratories Ltd.	37,229	2,515,595
Dixon Technologies India Ltd.	9,369	1,444,660
DLF Ltd.	213,869	1,702,745
Dr. Reddy’s Laboratories Ltd.	174,376	2,334,330
Eicher Motors Ltd.	42,130	2,635,919
Elgi Equipments Ltd.	55,954	315,342
Emami Ltd.	53,082	360,142
Exide Industries Ltd.	119,772	505,096
Federal Bank Ltd.	660,717	1,489,836
Fortis Healthcare Ltd.	208,282	1,701,761

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
FSN E-Commerce Ventures Ltd.*	331,389	$694,319
GE Vernova T&D India Ltd.	27,251	496,973
Gland Pharma Ltd.(a)	70,218	1,308,200
Glenmark Pharmaceuticals Ltd.	32,578	587,374
GMR Airports Infrastructure Ltd.*	1,012,474	897,068
Godrej Consumer Products Ltd.	112,211	1,521,900
Godrej Properties Ltd.*	40,343	1,005,171
Grasim Industries Ltd.	105,380	3,219,316
Great Eastern Shipping Co. Ltd.	123,201	1,342,891
Gujarat Fluorochemicals Ltd.	10,729	504,971
Havells India Ltd.	71,508	1,279,108
HCL Technologies Ltd.	289,181	5,387,941
HDFC Asset Management Co. Ltd.(a)	39,297	1,845,438
HDFC Bank Ltd.	1,578,591	33,765,013
HDFC Life Insurance Co. Ltd.(a)	267,044	2,142,351
Hero MotoCorp Ltd.	36,495	1,589,623
HFCL Ltd.	817,983	756,997
Himadri Speciality Chemical Ltd.	67,052	332,897
Hindalco Industries Ltd.	398,503	3,181,823
Hindustan Unilever Ltd.	235,903	6,234,397
Hitachi Energy India Ltd.	2,435	360,486
ICICI Bank Ltd., ADR	653,560	20,600,211
ICICI Lombard General Insurance Co. Ltd.(a)	75,562	1,584,970
ICICI Prudential Life Insurance Co. Ltd.(a)	103,373	682,542
IDFC First Bank Ltd.*	1,407,696	905,168
Indian Hotels Co. Ltd.	300,877	2,772,303
Indus Towers Ltd.*	332,670	1,301,139
IndusInd Bank Ltd.	154,554	1,175,079
Info Edge India Ltd.	24,962	2,097,307
Infosys Ltd., ADR(b)	781,449	14,261,444
Inox Wind Ltd.*	201,554	384,467
InterGlobe Aviation Ltd.*(a)	50,001	2,992,455
Ipca Laboratories Ltd.	27,844	489,267
IRB Infrastructure Developers Ltd.	1,672,921	883,900
Jindal Stainless Ltd.	111,682	759,943
Jindal Steel & Power Ltd.	104,485	1,115,232
JSW Energy Ltd.	154,108	969,841
JSW Steel Ltd.	267,587	3,328,538
Jubilant Foodworks Ltd.	103,546	804,829
Kalpataru Projects International Ltd.	25,411	289,719
Kalyan Jewellers India Ltd.	78,645	429,926
Kaynes Technology India Ltd.*	7,766	431,342
KEC International Ltd.	140,421	1,285,964
KEI Industries Ltd.	13,088	442,968
Kotak Mahindra Bank Ltd.	292,802	7,437,851
KPIT Technologies Ltd.	50,659	774,917
Larsen & Toubro Ltd.	181,355	7,409,940
Laurus Labs Ltd.(a)	161,648	1,160,079
Linde India Ltd.	5,399	395,258
Lloyds Metals & Energy Ltd.	103,695	1,561,688
LTIMindtree Ltd.(a)	26,895	1,413,260
Lupin Ltd.	82,063	1,947,055
Macrotech Developers Ltd.(a)	76,621	1,071,963
Investments	Shares	Value
Mahindra & Mahindra Ltd.	250,448	$7,811,217
Mankind Pharma Ltd.*	21,866	620,312
Marico Ltd.	166,741	1,271,248
Maruti Suzuki India Ltd.	35,967	4,848,544
Max Financial Services Ltd.*	81,469	1,093,942
Max Healthcare Institute Ltd.	240,184	3,082,510
Motherson Sumi Wiring India Ltd.	1,533,362	934,844
Mphasis Ltd.	33,139	969,366
MRF Ltd.	939	1,237,877
Multi Commodity Exchange of India Ltd.	11,640	723,376
NCC Ltd.	115,458	282,970
Nestle India Ltd.	109,220	2,876,094
Neuland Laboratories Ltd.	4,554	643,176
Oberoi Realty Ltd.	28,798	551,684
One 97 Communications Ltd.*	94,522	866,399
Oracle Financial Services Software Ltd.	6,556	602,188
Page Industries Ltd.	2,439	1,218,287
Patanjali Foods Ltd.	27,010	571,469
PB Fintech Ltd.*	95,354	1,773,541
Persistent Systems Ltd.	33,774	2,178,729
Phoenix Mills Ltd.	56,492	1,086,119
PI Industries Ltd.	26,724	1,071,868
Pidilite Industries Ltd.	42,045	1,401,607
Piramal Pharma Ltd.	485,798	1,277,406
Polycab India Ltd.	12,709	765,454
Prestige Estates Projects Ltd.	41,263	571,785
Radico Khaitan Ltd.	18,773	533,489
RBL Bank Ltd.(a)	878,819	1,784,217
Reliance Industries Ltd., GDR(a)	474,553	27,856,261
Reliance Power Ltd.*	1,249,625	628,376
Samvardhana Motherson International Ltd.	796,373	1,220,194
Schaeffler India Ltd.	9,867	389,774
Shree Cement Ltd.	4,315	1,539,913
Siemens Ltd.	27,297	1,684,767
Solar Industries India Ltd.	7,241	952,561
Sona Blw Precision Forgings Ltd.(a)	102,190	551,406
SRF Ltd.	40,821	1,403,715
Sun Pharmaceutical Industries Ltd.	295,505	5,997,397
Supreme Industries Ltd.	20,339	815,309
Suzlon Energy Ltd.*	3,196,667	2,119,081
Tata Chemicals Ltd.	30,319	306,799
Tata Communications Ltd.	38,156	704,528
Tata Consultancy Services Ltd.	256,391	10,817,332
Tata Consumer Products Ltd.	187,142	2,193,660
Tata Elxsi Ltd.	11,166	681,228
Tata Motors Ltd.	489,018	3,858,764
Tata Power Co. Ltd.	430,760	1,891,922
Tata Steel Ltd.	2,238,308	4,039,154
Tech Mahindra Ltd.	195,812	3,249,120
Thermax Ltd.	9,339	399,259
Timken India Ltd.	24,005	772,522
Titan Co. Ltd.	109,672	3,930,665
Torrent Pharmaceuticals Ltd.	41,224	1,556,863
See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
Torrent Power Ltd.	52,547	$914,089
Trent Ltd.	51,591	3,214,248
Tube Investments of India Ltd.	33,853	1,096,853
TVS Motor Co. Ltd.	68,905	1,950,800
UltraTech Cement Ltd.	32,240	4,341,372
United Spirits Ltd.	120,840	1,981,141
UNO Minda Ltd.	50,477	517,039
UPL Ltd.	138,613	1,031,823
Varun Beverages Ltd.	346,972	2,190,686
Vedanta Ltd.	419,353	2,273,576
Voltas Ltd.	71,891	1,226,914
Whirlpool of India Ltd.	68,920	798,197
Wipro Ltd.	866,161	2,657,588
Zee Entertainment Enterprises Ltd.	309,085	355,616
Zomato Ltd.*	1,821,643	4,298,756
Zydus Lifesciences Ltd.	73,595	763,223
Total India		398,542,662
Indonesia – 1.8%
Amman Mineral Internasional PT*	4,786,300	1,553,524
Astra International Tbk. PT	7,775,600	2,310,142
Bank Central Asia Tbk. PT	21,759,700	11,168,928
Barito Pacific Tbk. PT	12,000,966	514,534
Barito Renewables Energy Tbk. PT	6,392,400	2,123,080
Bumi Resources Tbk. PT*	49,961,700	280,582
Chandra Asri Pacific Tbk. PT	4,827,200	2,098,783
Charoen Pokphand Indonesia Tbk. PT	2,919,700	774,003
GoTo Gojek Tokopedia Tbk. PT*	443,492,500	2,222,819
Indah Kiat Pulp & Paper Tbk. PT	1,320,900	392,441
Indofood CBP Sukses Makmur Tbk. PT	964,400	592,558
Indofood Sukses Makmur Tbk. PT	2,063,400	884,670
Indosat Tbk. PT	3,810,900	334,834
Kalbe Farma Tbk. PT	8,143,800	558,165
Merdeka Copper Gold Tbk. PT*	4,201,700	362,828
Pantai Indah Kapuk Dua Tbk. PT	685,900	414,191
Sarana Menara Nusantara Tbk. PT	13,272,100	404,735
Sumber Alfaria Trijaya Tbk. PT	7,712,000	954,686
United Tractors Tbk. PT	613,200	872,033
Total Indonesia		28,817,536
Malaysia – 1.2%
Genting Malaysia Bhd.	2,192,000	819,993
Hartalega Holdings Bhd.	1,295,600	551,816
Hong Leong Bank Bhd.	632,608	2,871,149
Mr. DIY Group M Bhd.(a)	3,131,700	995,087
My EG Services Bhd.	4,104,000	841,609
Nestle Malaysia Bhd.	40,700	681,467
PPB Group Bhd.	271,600	703,865
Press Metal Aluminium Holdings Bhd.	3,317,500	3,767,932
QL Resources Bhd.	1,485,737	1,563,581
Sunway Bhd.	1,667,700	1,706,222
Top Glove Corp. Bhd.*	3,623,200	661,362
United Plantations Bhd.	244,850	1,235,975
Investments	Shares	Value
YTL Corp. Bhd.	4,104,800	$1,850,051
YTL Power International Bhd.	2,161,500	1,622,038
Total Malaysia		19,872,147
Mexico – 2.2%
Alfa SAB de CV, Class A	1,104,277	862,014
America Movil SAB de CV, Series B	3,980,684	2,836,918
Arca Continental SAB de CV	149,872	1,567,564
Banco del Bajio SA(a)	224,676	488,267
Cemex SAB de CV, Series CPO	3,656,511	2,064,336
Coca-Cola Femsa SAB de CV	151,006	1,380,723
Corp. Inmobiliaria Vesta SAB de CV	347,775	796,075
Fibra Uno Administracion SA de CV	826,878	966,390
Fomento Economico Mexicano SAB de CV	439,924	4,297,045
Gruma SAB de CV, Class B	45,001	812,815
Grupo Aeroportuario del Centro Norte SAB de CV	81,043	796,793
Grupo Aeroportuario del Pacifico SAB de CV, Class B	107,359	1,985,734
Grupo Aeroportuario del Sureste SAB de CV, Class B	48,302	1,322,705
Grupo Bimbo SAB de CV, Series A	383,107	1,041,931
Grupo Carso SAB de CV, Series A1	157,741	927,328
Grupo Financiero Banorte SAB de CV, Class O	550,237	3,817,293
Grupo Financiero Inbursa SAB de CV, Class O*	552,609	1,242,261
Grupo Mexico SAB de CV, Series B	704,802	3,525,001
Grupo Televisa SAB, Series CPO	961,388	332,708
Industrias Penoles SAB de CV*	41,028	761,469
Kimberly-Clark de Mexico SAB de CV, Class A	380,884	624,621
Prologis Property Mexico SA de CV	207,622	664,529
Wal-Mart de Mexico SAB de CV	1,147,872	3,162,248
Total Mexico		36,276,768
Philippines – 0.6%
ACEN Corp.	2,518,800	133,808
Ayala Corp.	83,150	858,744
Ayala Land, Inc.	1,512,700	607,988
Bank of the Philippine Islands	567,267	1,308,506
BDO Unibank, Inc.	497,518	1,332,801
International Container Terminal Services, Inc.	231,620	1,436,874
JG Summit Holdings, Inc.	865,240	249,479
Jollibee Foods Corp.	111,640	468,215
Metropolitan Bank & Trust Co.	645,930	823,991
Monde Nissin Corp.(a)	699,600	88,390
SM Investments Corp.	148,505	2,044,944
SM Prime Holdings, Inc.	2,876,000	1,206,186
Universal Robina Corp.	92,740	113,443
Total Philippines		10,673,369
Poland – 1.3%
Alior Bank SA	41,083	1,268,615
Allegro.eu SA*(a)	275,182	2,218,202
Asseco Poland SA	19,849	808,701
Bank Millennium SA*	250,657	913,948
Bank Polska Kasa Opieki SA	78,489	3,558,114

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
Budimex SA	6,223	$907,454
CCC SA*	17,959	1,083,653
CD Projekt SA	31,404	1,715,154
Dino Polska SA*(a)	21,121	2,458,489
Grupa Kety SA	3,968	846,193
LPP SA	542	2,461,222
mBank SA*	6,201	1,297,125
Santander Bank Polska SA	16,780	2,398,874
Total Poland		21,935,744
Romania – 0.1%
NEPI Rockcastle NV	196,507	1,415,901
Russia – 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC*^	383,480	0
LUKOIL PJSC, ADR*^	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^	101,979	0
Mobile TeleSystems PJSC, ADR*^	777,676	0
Novatek PJSC*^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^(b)	43,104	0
PhosAgro PJSC, GDR*^(c)	835	0
PhosAgro PJSC*^	43,175	0
Polyus PJSC*^	375,930	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PAO*^	7,201,040	0
VK Co. Ltd.*^	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia – 5.0%
Abdullah Al Othaim Markets Co.	287,762	750,263
Advanced Petrochemical Co.*	87,296	717,945
Al Rajhi Bank	1,296,160	35,245,213
Al Rajhi Co. for Co.-operative Insurance*	33,006	1,244,181
Aldrees Petroleum & Transport Services Co.	30,324	1,125,297
Alinma Bank	816,762	6,684,597
Almarai Co. JSC	112,832	1,672,432
Arabian Centres Co.(a)	148,703	815,843
Astra Industrial Group	23,739	987,253
Bank AlBilad	406,565	3,999,427
Bank Al-Jazira*	374,448	1,744,915
Bupa Arabia for Cooperative Insurance Co.	14,848	699,037
Dallah Healthcare Co.	19,039	642,568
Dar Al Arkan Real Estate Development Co.*	363,984	2,076,526
Dr. Sulaiman Al Habib Medical Services Group Co.	66,504	4,939,355
Etihad Etisalat Co.	240,552	3,911,832
Jamjoom Pharmaceuticals Factory Co.	15,058	626,229
Jarir Marketing Co.	334,854	1,158,702
Leejam Sports Co. JSC	14,427	581,526
Mobile Telecommunications Co. Saudi Arabia	327,748	983,829
Investments	Shares	Value
Mouwasat Medical Services Co.	62,874	$1,257,111
Nahdi Medical Co.	31,998	982,690
National Co. for Learning & Education	14,144	601,792
National Gas & Industrialization Co.	24,287	602,141
National Medical Care Co.	13,849	592,194
Riyadh Cables Group Co.	32,318	1,094,182
Sahara International Petrochemical Co.	218,223	1,210,055
Saudi Awwal Bank	238,021	2,379,512
Saudi Chemical Co. Holding*	282,664	651,821
Saudi Research & Media Group*	24,581	1,134,982
Saudia Dairy & Foodstuff Co.	10,745	862,212
Savola Group*	99,814	784,973
Total Saudi Arabia		82,760,635
South Africa – 2.9%
Absa Group Ltd.	277,112	2,666,720
African Rainbow Minerals Ltd.	145,335	1,152,919
Anglo American Platinum Ltd.	14,285	570,386
Capitec Bank Holdings Ltd.	29,555	4,985,843
Clicks Group Ltd.	73,146	1,347,155
Discovery Ltd.	178,099	1,931,870
Exxaro Resources Ltd.	76,340	615,762
FirstRand Ltd.	1,721,837	6,725,611
Harmony Gold Mining Co. Ltd.	205,720	2,980,786
Impala Platinum Holdings Ltd.*	278,962	1,909,911
Investec Ltd.	128,212	794,498
Kumba Iron Ore Ltd.	73,520	1,247,392
Momentum Group Ltd.	658,889	1,118,097
Mr. Price Group Ltd.	79,381	956,401
MultiChoice Group*	139,122	830,183
Nedbank Group Ltd.	150,670	2,107,442
Old Mutual Ltd.	1,937,802	1,253,804
Pepkor Holdings Ltd.(a)	519,270	720,805
Sanlam Ltd.	517,932	2,330,313
Sappi Ltd.	166,095	326,828
Shoprite Holdings Ltd.	146,042	2,165,470
Sibanye Stillwater Ltd.*	704,364	797,737
Standard Bank Group Ltd.	435,813	5,673,040
Tiger Brands Ltd.	44,072	665,876
Vodacom Group Ltd.	190,597	1,300,050
Woolworths Holdings Ltd.	273,947	759,644
Total South Africa		47,934,543
South Korea – 9.6%
Alteogen, Inc.*	10,504	2,539,507
Amorepacific Corp.	8,295	571,214
Celltrion, Inc.	36,032	4,135,439
CJ CheilJedang Corp.	7,943	1,329,677
CosmoAM&T Co. Ltd.*	5,678	146,529
Coway Co. Ltd.	15,704	863,853
DB Insurance Co. Ltd.	12,744	766,804
Doosan Bobcat, Inc.	19,712	669,338
Doosan Enerbility Co. Ltd.*	111,054	1,768,568
Ecopro BM Co. Ltd.*	12,884	841,726

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
Ecopro Co. Ltd.	24,067	$811,498
Ecopro Materials Co. Ltd.*	6,157	241,681
Enchem Co. Ltd.*	3,407	151,088
GS Holdings Corp.	36,718	917,638
Hana Financial Group, Inc.	66,558	2,693,961
Hanjin Kal Corp.	16,303	897,911
Hanmi Semiconductor Co. Ltd.	10,568	489,465
Hanwha Solutions Corp.	45,562	569,641
HD Hyundai Co. Ltd.	17,803	876,548
HD Hyundai Heavy Industries Co. Ltd.	5,351	1,013,874
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,518	1,572,236
HLB, Inc.*	27,290	1,021,174
HYBE Co. Ltd.	6,299	1,007,412
Hyundai Glovis Co. Ltd.	13,477	1,028,737
Hyundai Motor Co.	32,407	4,340,007
Hyundai Rotem Co. Ltd.	14,872	1,060,482
Hyundai Steel Co.	45,296	769,032
Kakao Corp.	74,317	1,973,375
KakaoBank Corp.	86,063	1,288,753
KB Financial Group, Inc.	85,240	4,573,148
Korea Investment Holdings Co. Ltd.	16,234	804,810
Korea Zinc Co. Ltd.	2,120	1,120,109
Korean Air Lines Co. Ltd.	47,443	686,272
Krafton, Inc.*	8,401	1,908,411
KT Corp.	40,061	1,349,423
KT&G Corp.	27,735	1,904,250
Kumho Petrochemical Co. Ltd.	14,330	1,174,622
L&F Co. Ltd.*	5,087	206,589
LG Chem Ltd.	10,830	1,801,935
LG Corp.	23,520	1,031,845
LG Display Co. Ltd.*	107,799	644,964
LG Electronics, Inc.	28,017	1,468,871
LG Energy Solution Ltd.*	9,902	2,249,385
LG H&H Co. Ltd.	2,438	517,402
LG Innotek Co. Ltd.	4,347	472,044
LIG Nex1 Co. Ltd.	4,975	837,895
LS Corp.	9,523	680,353
LS Electric Co. Ltd.	5,405	643,461
Meritz Financial Group, Inc.	21,384	1,771,713
NAVER Corp.	37,309	4,839,402
NCSoft Corp.	2,946	298,901
Posco DX Co. Ltd.	14,917	247,182
POSCO Future M Co. Ltd.*	7,690	628,256
POSCO Holdings, Inc.	17,473	3,304,741
Posco International Corp.	19,833	663,345
Samsung Biologics Co. Ltd.*(a)	4,612	3,175,938
Samsung E&A Co. Ltd.	35,597	478,172
Samsung Electro-Mechanics Co. Ltd.	14,379	1,260,665
Samsung Electronics Co. Ltd.	1,171,526	45,985,876
Samsung Fire & Marine Insurance Co. Ltd.	8,876	2,154,954
Samsung Heavy Industries Co. Ltd.*	202,042	1,849,593
Samsung Life Insurance Co. Ltd.	22,079	1,243,021
Investments	Shares	Value
Samsung SDI Co. Ltd.	12,168	$1,557,669
Samsung SDS Co. Ltd.	9,716	766,723
Samyang Foods Co. Ltd.	1,434	837,514
Shinhan Financial Group Co. Ltd.	122,863	3,925,775
SK Biopharmaceuticals Co. Ltd.*	7,494	505,368
SK Hynix, Inc.	122,921	15,919,209
SK Innovation Co. Ltd.	11,953	912,406
SK Telecom Co. Ltd.	25,090	945,667
SK, Inc.	9,749	858,044
SKC Co. Ltd.*	4,187	292,592
S-Oil Corp.	19,954	760,217
Woori Financial Group, Inc.	174,766	1,958,329
Yuhan Corp.	14,563	1,079,986
Total South Korea		158,654,215
Taiwan – 19.3%
Accton Technology Corp.	150,000	2,602,214
Acer, Inc.	797,000	850,949
Advantech Co. Ltd.	174,072	1,966,027
Alchip Technologies Ltd.	21,000	1,733,002
ASE Technology Holding Co. Ltd.	887,062	3,820,491
Asia Vital Components Co. Ltd.	88,000	1,203,283
ASMedia Technology, Inc.	9,000	474,362
Asustek Computer, Inc.	209,000	3,833,476
AUO Corp.	2,343,200	949,207
Bizlink Holding, Inc.	50,000	758,979
Cathay Financial Holding Co. Ltd.	2,332,425	4,299,207
Cheng Shin Rubber Industry Co. Ltd.	724,000	1,094,640
Chicony Electronics Co. Ltd.	170,000	860,176
Chroma ATE, Inc.	114,000	978,541
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	528,695
Compal Electronics, Inc.	1,116,000	1,070,540
Compeq Manufacturing Co. Ltd.	262,000	446,629
CTBC Financial Holding Co. Ltd.	4,695,672	5,579,226
Delta Electronics, Inc.	489,500	5,307,432
E.Sun Financial Holding Co. Ltd.	3,548,011	3,072,218
Eclat Textile Co. Ltd.	80,000	1,060,161
Elite Material Co. Ltd.	90,000	1,477,298
Eva Airways Corp.	799,000	975,814
Far Eastern International Bank	1,036,887	418,471
Far Eastern New Century Corp.	1,144,080	1,133,657
Far EasTone Telecommunications Co. Ltd.	512,000	1,418,688
Faraday Technology Corp.	37,780	241,797
Feng TAY Enterprise Co. Ltd.	210,320	753,801
First Financial Holding Co. Ltd.	1,869,420	1,523,012
Formosa Petrochemical Corp.	321,000	353,847
Formosa Plastics Corp.	1,076,000	1,186,103
Fortune Electric Co. Ltd.	56,700	767,612
Fubon Financial Holding Co. Ltd.	2,309,174	5,932,461
Giant Manufacturing Co. Ltd.	146,853	621,424
Gigabyte Technology Co. Ltd.	149,000	1,086,003
Global Unichip Corp.	21,000	664,107

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
Gold Circuit Electronics Ltd.	110,000	$665,914
Great Wall Enterprise Co. Ltd.	592	1,029
Highwealth Construction Corp.	508,000	664,787
Hiwin Technologies Corp.	99,752	724,049
Hon Hai Precision Industry Co. Ltd.	2,749,068	12,088,365
Hotai Motor Co. Ltd.	128,880	2,336,745
Innolux Corp.	1,959,726	891,254
Inventec Corp.	797,000	1,012,978
Jentech Precision Industrial Co. Ltd.	28,000	823,071
KGI Financial Holding Co. Ltd.	3,562,000	1,839,870
King Slide Works Co. Ltd.	20,000	993,901
King Yuan Electronics Co. Ltd.	261,000	689,397
Largan Precision Co. Ltd.	28,000	1,985,995
Lien Hwa Industrial Holdings Corp.	382,492	561,599
Lite-On Technology Corp., ADR	503,000	1,377,086
Lotes Co. Ltd.	27,271	1,129,361
Makalot Industrial Co. Ltd.	74,460	687,358
MediaTek, Inc.	351,000	14,694,375
Micro-Star International Co. Ltd.	262,000	1,278,337
momo.com, Inc.	129,336	1,353,641
Nan Ya Plastics Corp.	1,334,000	1,205,331
Nanya Technology Corp.*	217,000	244,433
Nien Made Enterprise Co. Ltd.	61,000	723,861
Novatek Microelectronics Corp.	195,000	3,200,813
Pegatron Corp.	584,000	1,475,720
PharmaEssentia Corp.*	96,000	1,497,719
Pou Chen Corp.	883,000	938,782
Powerchip Semiconductor Manufacturing Corp.*	275,000	125,894
Powertech Technology, Inc.	118,000	433,582
President Chain Store Corp.(b)	167,000	1,262,465
Qisda Corp.	550,000	481,214
Quanta Computer, Inc.	708,000	4,787,170
Realtek Semiconductor Corp.	131,000	2,063,489
Ruentex Development Co. Ltd.	488,300	516,206
Shanghai Commercial & Savings Bank Ltd.	1,551,159	2,102,316
Shihlin Electric & Engineering Corp.	96,000	423,583
Shin Kong Financial Holding Co. Ltd.*	4,279,043	1,572,301
SinoPac Financial Holdings Co. Ltd.	4,505,874	3,019,523
Synnex Technology International Corp.	471,000	1,012,857
TA Chen Stainless Pipe	263,532	390,903
Taishin Financial Holding Co. Ltd.	4,177,593	2,164,132
Taiwan Mobile Co. Ltd.	378,000	1,326,316
Taiwan Semiconductor Manufacturing Co. Ltd.	5,661,000	155,154,281
Tatung Co. Ltd.*	485,000	594,518
TCC Group Holdings Co. Ltd.	1,891,000	1,825,361
Tripod Technology Corp.	148,000	873,669
Unimicron Technology Corp.	324,000	902,643
Uni-President Enterprises Corp.	1,152,160	2,793,431
United Integrated Services Co. Ltd.	71,000	976,176
United Microelectronics Corp.	2,749,000	3,696,795
Voltronic Power Technology Corp.	22,000	1,013,779
Walsin Lihwa Corp.	883,977	612,348
Winbond Electronics Corp.*	1,166,904	616,796
Investments	Shares	Value
Wistron Corp.(b)	731,000	$2,098,164
Wiwynn Corp.	32,000	1,575,785
WPG Holdings Ltd.	491,000	916,859
WT Microelectronics Co. Ltd.	197,000	579,682
Yageo Corp.	136,028	1,970,619
Yuanta Financial Holding Co. Ltd.	3,148,846	3,172,318
Zhen Ding Technology Holding Ltd.	175,000	545,516
Total Taiwan		317,730,012
Thailand – 1.4%
Advanced Info Service PCL, NVDR	439,700	3,564,259
Bumrungrad Hospital PCL, NVDR	232,800	1,128,831
Central Pattana PCL, NVDR	891,000	1,234,399
Central Retail Corp. PCL, NVDR	1,211,383	892,692
CP ALL PCL, NVDR	1,635,200	2,385,922
Delta Electronics Thailand PCL, NVDR	1,558,900	3,021,302
Gulf Energy Development PCL, NVDR^	2,131,900	3,126,368
Home Product Center PCL, NVDR	1,939,000	491,537
Indorama Ventures PCL, NVDR	832,300	478,404
Intouch Holdings PCL, NVDR^	479,400	1,151,691
Minor International PCL, NVDR	1,368,400	1,058,821
Tisco Financial Group PCL, NVDR	626,800	1,829,129
True Corp. PCL, NVDR*	6,180,493	2,131,519
Total Thailand		22,494,874
Turkey – 0.8%
Akbank TAS	960,397	1,321,929
BIM Birlesik Magazalar AS	133,941	1,616,914
Coca-Cola Icecek AS	737,130	1,037,917
Ford Otomotiv Sanayi AS	21,692	605,155
Haci Omer Sabanci Holding AS	488,055	1,080,631
KOC Holding AS	397,919	1,714,940
Turkcell Iletisim Hizmetleri AS	471,828	1,190,749
Turkiye Garanti Bankasi AS	149,369	464,316
Turkiye Is Bankasi AS, Class C	2,714,075	876,563
Turkiye Petrol Rafinerileri AS	280,783	1,020,753
Turkiye Sise ve Cam Fabrikalari AS	716,187	727,880
Yapi ve Kredi Bankasi AS	1,122,530	710,891
Total Turkey		12,368,638
United States – 0.0%
Legend Biotech Corp., ADR*	16,716	567,174
TOTAL COMMON STOCKS (Cost: $1,381,530,355)		1,653,518,801
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd.*^ (Cost: $0)	13,832	0
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d) (Cost: $1,612,500)	1,612,500	1,612,500
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) March 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	11,929,970	$11,929,970
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(d)	671,605	671,605
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $12,601,575)		12,601,575
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $1,395,744,430)		1,667,732,876
Other Liabilities less Assets – (1.2)%		(18,987,576)
NET ASSETS – 100.0%		$1,648,745,300

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $4,278,059, which represents 0.3% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,933,197 and the total market value of the collateral held by the Fund was $12,601,575.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
HKD	Hong Kong dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	4/1/2025	10,440,000	HKD	1,342,183	USD	$—	$(333)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Thailand	18,216,815	—	4,278,059*	22,494,874
Other	1,631,023,927	—	—	1,631,023,927
Rights	—	—	0*	0
Mutual Fund	—	1,612,500	—	1,612,500
Investment of Cash Collateral for Securities Loaned	—	12,601,575	—	12,601,575
Total Investments in Securities	$1,649,240,742	$14,214,075	$4,278,059	$1,667,732,876
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(333)	$—	$(333)
Total – Net	$1,649,240,742	$14,213,742	$4,278,059	$1,667,732,543

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 11.6%
Allos SA	1,252,953	$4,184,786
Alupar Investimento SA	606,471	3,077,012
Ambev SA	6,938,907	16,354,918
Armac Locacao Logistica E Servicos SA	1,582,346	1,041,517
Banco do Brasil SA	5,887,657	28,977,513
BB Seguridade Participacoes SA	394,074	2,772,722
Boa Safra Sementes SA	698,196	1,267,752
Cia de Saneamento de Minas Gerais Copasa MG	891,969	3,075,675
Cia de Sanena do Parana	966,296	4,551,721
CPFL Energia SA	900,329	5,926,061
CSN Mineracao SA	2,852,492	3,082,752
Cury Construtora & Incorporadora SA	905,212	3,879,943
Cyrela Brazil Realty SA Empreendimentos & Participacoes	920,869	3,842,548
Engie Brasil Energia SA	893,433	6,021,058
Even Construtora & Incorporadora SA	1,391,197	1,471,922
Fleury SA	1,283,611	2,622,061
Grendene SA	2,400,743	2,305,324
Hypera SA	932,017	3,151,933
JHSF Participacoes SA	3,677,937	2,684,133
Klabin SA	1,878,806	6,120,926
Mahle Metal Leve SA	549,225	2,721,361
Neoenergia SA	889,740	3,246,631
Odontoprev SA	1,756,407	3,201,468
Petroleo Brasileiro SA	10,678,995	76,107,405
SLC Agricola SA	920,745	2,990,032
Tegma Gestao Logistica SA	495,230	2,909,481
TIM SA	2,516,612	7,908,831
Transmissora Alianca de Energia Eletrica SA	1,191,211	7,000,456
Vale SA	10,108,849	100,071,013
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	2,904,557	2,226,219
Vibra Energia SA	2,294,570	7,122,896
Wilson Sons SA	1,103,224	3,280,212
Total Brazil		325,198,282
Chile – 1.4%
Aguas Andinas SA, Class A	12,267,092	4,409,826
Banco de Chile	40,218,853	5,302,099
Banco Santander Chile	49,023,963	2,781,359
Cencosud Shopping SA	1,797,553	3,523,447
Colbun SA	31,246,387	4,381,830
Empresas CMPC SA	2,925,295	4,793,677
Enel Chile SA	109,156,528	7,159,572
Quinenco SA	1,056,827	4,106,414
SMU SA	20,521,876	3,794,060
Total Chile		40,252,284
Investments	Shares	Value
China – 25.9%
Agricultural Bank of China Ltd., Class H	28,405,000	$17,086,154
Anhui Conch Cement Co. Ltd., Class H	2,015,500	5,699,138
Anhui Expressway Co. Ltd., Class H	2,340,000	3,290,310
BAIC Motor Corp. Ltd., Class H(a)	8,736,000	2,268,128
Bank of Beijing Co. Ltd., Class A	2,277,049	1,892,866
Bank of Chengdu Co. Ltd., Class A	304,000	719,217
Bank of China Ltd., Class H	97,198,000	58,591,394
Bank of Chongqing Co. Ltd., Class H	2,035,500	1,755,486
Bank of Communications Co. Ltd., Class A	4,050,800	4,153,437
Bank of Communications Co. Ltd., Class H	22,318,000	19,964,947
Bank of Jiangsu Co. Ltd., Class A	7,793,870	10,190,309
Bank of Nanjing Co. Ltd., Class A	1,751,600	2,490,267
Bank of Shanghai Co. Ltd., Class A	1,890,802	2,563,261
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,570,000	2,357,210
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	393,800	739,808
Bestsun Energy Co. Ltd., Class A	2,169,400	997,233
Bros Eastern Co. Ltd., Class A	158,800	115,834
Canny Elevator Co. Ltd., Class A	1,067,000	1,070,539
China Cinda Asset Management Co. Ltd., Class H	2,052,000	290,117
China CITIC Bank Corp. Ltd., Class H	12,022,000	9,410,174
China Coal Energy Co. Ltd., Class H(b)	4,451,000	4,536,641
China Communications Services Corp. Ltd., Class H	6,504,000	3,561,179
China Construction Bank Corp., Class A	1,347,500	1,637,571
China Construction Bank Corp., Class H	140,768,054	124,479,032
China Datang Corp. Renewable Power Co. Ltd., Class H	8,853,000	2,537,459
China East Education Holdings Ltd.(a)	4,944,000	3,202,673
China Everbright Bank Co. Ltd., Class H	4,417,000	1,799,659
China Feihe Ltd.(a)	7,181,000	5,417,846
China Galaxy Securities Co. Ltd., Class H	704,500	700,851
China Hongqiao Group Ltd.	6,120,000	12,585,633
China Lesso Group Holdings Ltd., Class L	4,529,000	2,031,568
China Lilang Ltd.	3,796,000	1,771,073
China Merchants Bank Co. Ltd., Class H	2,252,000	13,285,709
China Merchants Bank Co. Ltd., Class A	10,402,217	61,976,076
China Minsheng Banking Corp. Ltd., Class A	1,772,800	951,557
China Pacific Insurance Group Co. Ltd., Class H	539,800	1,696,350
China Railway Group Ltd., Class H	7,372,000	3,249,998
China Railway Signal & Communication Corp. Ltd., Class H(a)	5,955,000	2,456,917
China Shenhua Energy Co. Ltd., Class A	2,215,100	11,691,475
China Shenhua Energy Co. Ltd., Class H	7,115,500	28,854,161
China Suntien Green Energy Corp. Ltd., Class H(b)	5,556,000	2,713,623
China XLX Fertiliser Ltd.	3,994,000	2,140,660
Chlitina Holding Ltd.	522,000	1,815,857
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,520,900	1,272,667

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025
Investments	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,094,000	$2,099,703
CIMC Enric Holdings Ltd.	2,690,000	2,281,917
CITIC Ltd.	10,754,000	13,269,206
COFCO Sugar Holding Co. Ltd., Class A	402,400	531,667
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,698,000	2,184,672
CSPC Pharmaceutical Group Ltd.	10,304,000	6,542,390
Daqin Railway Co. Ltd., Class A	1,946,300	1,751,855
EEKA Fashion Holdings Ltd.(b)	2,153,500	2,089,756
ENN Energy Holdings Ltd.	1,117,100	9,217,873
Ever Sunshine Services Group Ltd.	7,758,000	1,964,354
Flat Glass Group Co. Ltd., Class H	1,555,000	2,114,559
Focus Media Information Technology Co. Ltd., Class A	1,991,700	1,924,295
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(b)	824,000	1,800,445
Haidilao International Holding Ltd.(a)(b)	2,953,000	6,664,869
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	174,000	539,058
Henan Shuanghui Investment & Development Co. Ltd., Class A	494,200	1,834,401
Hengan International Group Co. Ltd.	1,397,000	3,896,366
Huadian Power International Corp. Ltd., Class H(b)	5,738,000	3,333,517
Huaibei Mining Holdings Co. Ltd., Class A	499,800	897,671
Huaneng Power International, Inc., Class H	7,580,000	4,393,892
Huatai Securities Co. Ltd., Class H(a)	392,200	629,109
Huaxia Bank Co. Ltd., Class A	1,272,200	1,370,969
Huaxin Cement Co. Ltd., Class H	1,474,100	1,837,817
Industrial & Commercial Bank of China Ltd., Class H	89,090,823	63,437,549
Industrial Bank Co. Ltd., Class A	9,885,800	29,388,414
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	152,000	131,375
Jiangsu Expressway Co. Ltd., Class H	3,901,727	4,633,749
Jiangzhong Pharmaceutical Co. Ltd., Class A	134,200	415,571
JNBY Design Ltd.	1,487,500	2,825,759
Kinetic Development Group Ltd.	13,092,000	1,918,291
Livzon Pharmaceutical Group, Inc., Class H	673,800	2,303,649
Luolai Lifestyle Technology Co. Ltd., Class A	489,000	545,136
Metallurgical Corp. of China Ltd., Class H	10,326,000	2,043,885
Nanjing Iron & Steel Co. Ltd., Class A	2,027,300	1,286,262
New China Life Insurance Co. Ltd., Class H	254,800	971,019
Onewo, Inc., Class H	990,600	2,902,932
PICC Property & Casualty Co. Ltd., Class H	1,420,000	2,624,526
Ping An Insurance Group Co. of China Ltd., Class H	4,711,000	28,034,819
Postal Savings Bank of China Co. Ltd., Class H(a)	3,998,000	2,471,676
Qingdao Port International Co. Ltd., Class H(a)	3,950,000	3,269,540
Shaanxi Coal Industry Co. Ltd., Class A	1,456,400	3,970,779
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,604,600	2,309,875
Shanghai Rural Commercial Bank Co. Ltd., Class A	232,600	266,985
Shenzhen Expressway Corp. Ltd., Class A	769,000	1,185,373
Investments	Shares	Value
Shenzhen Expressway Corp. Ltd., Class H	2,648,000	$2,164,605
Shenzhen Jinjia Group Co. Ltd., Class A	822,500	415,444
Sinopec Engineering Group Co. Ltd., Class H	5,295,000	3,756,719
Sinopharm Group Co. Ltd., Class H	2,002,400	4,642,918
Tian Lun Gas Holdings Ltd.	2,652,000	906,690
Tingyi Cayman Islands Holding Corp.	3,676,000	6,170,528
Uni-President China Holdings Ltd.	4,545,000	5,228,301
Weichai Power Co. Ltd., Class H	3,221,000	6,781,227
Xiamen C & D, Inc., Class A	646,800	923,123
Xiamen ITG Group Corp. Ltd., Class A	307,500	270,008
Xinyi Solar Holdings Ltd.	10,412,000	4,014,755
Yihai International Holding Ltd.	1,771,000	3,077,506
Yutong Bus Co. Ltd., Class A	215,200	785,168
Zhejiang Expressway Co. Ltd., Class H	4,313,400	3,514,897
Zhejiang Meida Industrial Co. Ltd., Class A	232,100	245,328
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	653,000	1,424,469
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,083,600	1,835,642
Zhuzhou Kibing Group Co. Ltd., Class A	649,500	510,418
ZJMI Environmental Energy Co. Ltd., Class A	116,400	202,333
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(b)	4,949,400	3,638,750
Total China		722,628,418
Czech Republic – 0.8%
CEZ AS	310,276	15,329,955
Komercni Banka AS	51,761	2,499,207
Moneta Money Bank AS(a)	571,108	3,614,147
Total Czech Republic		21,443,309
Hungary – 0.6%
Magyar Telekom Telecommunications PLC	1,243,237	5,417,758
MOL Hungarian Oil & Gas PLC	1,360,114	10,680,415
Total Hungary		16,098,173
India – 4.1%
Bharat Petroleum Corp. Ltd.	4,709,006	15,341,974
Chennai Petroleum Corp. Ltd.	242,601	1,745,870
Coal India Ltd.	5,267,657	24,541,004
DB Corp. Ltd.	537,397	1,454,897
Hindustan Petroleum Corp. Ltd.	2,142,955	9,034,647
Hindustan Zinc Ltd.	1,145,557	6,190,679
Indian Oil Corp. Ltd.	8,680,951	12,969,756
Mindspace Business Parks REIT(a)	572,627	2,510,588
Oil & Natural Gas Corp. Ltd.	5,520,123	15,912,111
Vedanta Ltd.	4,537,221	24,599,119
Total India		114,300,645
Indonesia – 3.8%
ABM Investama Tbk. PT	7,908,000	1,461,261
AKR Corporindo Tbk. PT	47,608,500	3,148,026
Astra International Tbk. PT	63,349,700	18,821,288
Astra Otoparts Tbk. PT	16,292,000	1,943,037

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025
Investments	Shares	Value
Bank Mandiri Persero Tbk. PT	54,366,700	$17,071,669
Bank Rakyat Indonesia Persero Tbk. PT	76,350,000	18,672,554
Bukit Asam Tbk. PT	20,877,600	3,177,026
Dharma Satya Nusantara Tbk. PT	43,412,700	1,992,370
Elnusa Tbk. PT	54,269,400	1,382,952
Erajaya Swasembada Tbk. PT	102,429,900	2,498,894
Hanjaya Mandala Sampoerna Tbk. PT	83,185,100	2,762,790
Indo Tambangraya Megah Tbk. PT, Class P	2,071,300	2,870,552
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	74,096,200	2,505,668
Perusahaan Gas Negara Tbk. PT	67,837,400	6,369,997
Telkom Indonesia Persero Tbk. PT	92,090,000	13,401,987
Unilever Indonesia Tbk. PT	28,861,300	2,204,683
United Tractors Tbk. PT	4,158,400	5,913,667
Total Indonesia		106,198,421
Malaysia – 4.0%
Alliance Bank Malaysia Bhd.	1,450,800	1,510,467
AMMB Holdings Bhd.	1,497,600	1,889,929
Bermaz Auto Bhd.	7,440,200	1,861,098
Carlsberg Brewery Malaysia Bhd., Class B	791,100	3,405,073
CIMB Group Holdings Bhd.	8,560,600	13,504,045
Genting Malaysia Bhd.	7,593,700	2,840,685
Heineken Malaysia Bhd.	751,100	4,529,450
Malayan Banking Bhd.	7,641,283	17,426,430
Matrix Concepts Holdings Bhd.	7,678,050	2,353,160
Maxis Bhd.	6,371,800	4,867,696
MISC Bhd.	3,608,300	5,830,200
Petronas Dagangan Bhd.	1,122,500	4,624,068
Petronas Gas Bhd.	2,067,800	7,865,795
Public Bank Bhd.	9,944,300	9,905,083
RHB Bank Bhd.	1,279,145	1,971,685
Sime Darby Bhd.	9,435,400	4,699,095
Telekom Malaysia Bhd.	3,938,800	5,813,891
TIME dotCom Bhd.	4,244,700	4,773,195
Uchi Technologies Bhd.	2,781,900	1,955,950
United Plantations Bhd.	1,347,150	6,800,261
Westports Holdings Bhd.	3,875,600	4,192,198
Total Malaysia		112,619,454
Mexico – 2.1%
Arca Continental SAB de CV	817,475	8,550,257
FIBRA Macquarie Mexico(a)	2,180,669	3,227,581
Grupo Aeroportuario del Centro Norte SAB de CV	740,996	7,285,273
Grupo Aeroportuario del Pacifico SAB de CV, Class B	561,307	10,382,050
Grupo Mexico SAB de CV, Series B	3,657,914	18,294,711
Kimberly-Clark de Mexico SAB de CV, Class A	3,541,902	5,808,454
Megacable Holdings SAB de CV, Series CPO	1,833,838	3,849,955
Total Mexico		57,398,281
Philippines – 1.3%
Aboitiz Power Corp.	6,935,900	4,678,475
DMCI Holdings, Inc.	13,398,700	2,687,935
Globe Telecom, Inc.	94,445	3,703,531
Investments	Shares	Value
Manila Electric Co.	768,040	$7,381,774
Manila Water Co., Inc.	6,180,000	3,407,235
PLDT, Inc.	290,964	6,462,477
Puregold Price Club, Inc.	6,238,100	3,063,182
Robinsons Land Corp.	12,666,300	2,598,556
Semirara Mining & Power Corp.	3,537,700	2,179,186
Total Philippines		36,162,351
Poland – 2.9%
Asseco Poland SA	212,024	8,638,420
Bank Handlowy w Warszawie SA	68,627	2,059,872
Bank Polska Kasa Opieki SA	156,882	7,111,876
Budimex SA	42,301	6,168,441
Eurocash SA	1,342,454	3,046,311
Grupa Kety SA	34,867	7,435,536
Orange Polska SA	3,034,468	6,852,984
Powszechna Kasa Oszczednosci Bank Polski SA	1,326,829	25,729,124
Powszechny Zaklad Ubezpieczen SA	180,152	2,601,473
Santander Bank Polska SA	60,325	8,624,079
Text SA	211,144	2,880,226
Total Poland		81,148,342
Romania – 0.5%
NEPI Rockcastle NV	1,812,476	13,059,516
Russia – 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO*^	14,851,900	0
Magnit PJSC*^	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR*^	13	0
Mobile TeleSystems PJSC, ADR*^	1,549,581	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	354,780	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC, ADR*^	3,217	0
Tatneft PJSC*^	1,371,750	0
Total Russia		0
Saudi Arabia – 7.0%
Abdullah Al Othaim Markets Co.	1,529,390	3,987,479
Alaseel Co.	2,232,182	2,451,705
Arabian Cement Co.	477,289	3,422,749
City Cement Co.	619,992	3,470,937
Eastern Province Cement Co.	332,836	3,203,162
Etihad Etisalat Co.	813,726	13,232,728
First Milling Co.	166,690	2,786,239
Jarir Marketing Co.	2,166,918	7,498,226
Mobile Telecommunications Co. Saudi Arabia	1,494,133	4,485,068
Nahdi Medical Co.	172,779	5,306,214
Qassim Cement Co.	244,168	3,423,859
Riyad Bank	144,051	1,265,357

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025
Investments	Shares	Value
Riyadh Cement Co.	432,549	$4,231,972
SABIC Agri-Nutrients Co.	370,145	10,459,697
Sahara International Petrochemical Co.	632,884	3,509,367
Saudi Arabian Oil Co.(a)	10,318,585	73,584,322
Saudi Aramco Base Oil Co.	194,082	5,432,702
Saudi Cement Co.	347,794	4,172,304
Saudi Electricity Co.	1,640,807	6,981,227
Saudi Investment Bank	518,792	2,016,472
Saudi National Bank	2,355,697	22,513,859
United Electronics Co.	139,941	3,514,287
Yanbu National Petrochemical Co.	469,024	4,338,763
Total Saudi Arabia		195,288,695
South Africa – 4.7%
AVI Ltd.	888,776	4,284,434
Barloworld Ltd.	764,862	4,395,735
Equites Property Fund Ltd.	4,482,362	3,424,181
FirstRand Ltd.	3,827,024	14,948,613
Grindrod Ltd.	3,121,415	2,068,848
Growthpoint Properties Ltd.	9,140,134	6,435,699
Hyprop Investments Ltd.	1,616,628	3,664,506
Investec Ltd.	228,572	1,416,403
Kumba Iron Ore Ltd.	224,293	3,805,514
Momentum Group Ltd.	1,234,289	2,094,518
Motus Holdings Ltd.	379,571	1,798,390
Nedbank Group Ltd.	603,805	8,445,502
Netcare Ltd.	4,138,188	2,963,258
Old Mutual Ltd.	984,231	636,821
Omnia Holdings Ltd.	755,465	2,758,662
Redefine Properties Ltd.	26,498,495	6,022,418
Resilient REIT Ltd.	1,286,608	3,977,649
Reunert Ltd.	320,722	1,055,884
Sanlam Ltd.	1,179,835	5,308,388
Standard Bank Group Ltd.	2,018,583	26,276,184
Sun International Ltd.	1,112,832	2,508,605
Tiger Brands Ltd.	375,994	5,680,828
Truworths International Ltd.	1,297,744	5,077,543
Vodacom Group Ltd.	1,186,487	8,092,954
Woolworths Holdings Ltd.	1,715,322	4,756,519
Total South Africa		131,898,056
South Korea – 5.6%
Asia Paper Manufacturing Co. Ltd.	279,462	1,262,086
Binggrae Co. Ltd.	54,372	3,445,099
BNK Financial Group, Inc.	201,202	1,400,557
Cheil Worldwide, Inc.	326,038	3,989,952
DB Insurance Co. Ltd.	29,100	1,750,941
Dongkuk Steel Mill Co. Ltd.	392,792	2,360,753
Dongsuh Cos., Inc.	209,907	3,798,996
Dongwon Industries Co. Ltd.	75,950	1,789,789
GOLFZON Co. Ltd.	41,097	1,772,265
GS Holdings Corp.	139,984	3,498,412
Investments	Shares	Value
Hana Tour Service, Inc.	86,182	$3,148,789
Handsome Co. Ltd.*	98,343	1,022,500
Hanil Cement Co. Ltd.	223,946	2,413,598
Hankook & Co. Co. Ltd.	211,838	2,179,522
HD Hyundai Co. Ltd.	99,304	4,889,331
Hite Jinro Co. Ltd.	194,824	2,544,289
Hyundai Motor Co.	217,653	29,148,504
Industrial Bank of Korea	146,340	1,413,212
Innocean Worldwide, Inc.	113,592	1,348,447
JB Financial Group Co. Ltd.	92,874	1,098,089
K Car Co. Ltd.	173,814	1,527,438
KB Financial Group, Inc.	231,953	12,444,338
KEPCO Plant Service & Engineering Co. Ltd.	105,730	3,001,368
Korean Reinsurance Co.	158,359	878,637
KT Corp.	229,041	7,715,065
KT&G Corp.	171,069	11,745,383
LG Uplus Corp.	731,362	5,115,809
Lotte Innovate Co. Ltd.	76,226	921,442
Lotte Shopping Co. Ltd.	73,066	3,006,995
LX Hausys Ltd.	54,549	1,087,276
MegaStudyEdu Co. Ltd.	75,926	2,085,709
S-1 Corp.	75,884	3,318,798
Samsung Fire & Marine Insurance Co. Ltd.	10,124	2,457,949
Samsung Securities Co. Ltd.	11,414	350,753
SAMT Co. Ltd.	602,419	1,094,377
SeAH Besteel Holdings Corp.	173,970	2,065,192
SGC Energy Co. Ltd.	83,766	1,260,045
Shinhan Financial Group Co. Ltd.	191,312	6,112,889
SK Telecom Co. Ltd.	296,580	11,178,397
TKG Huchems Co. Ltd.	177,821	1,895,952
Woori Financial Group, Inc.	188,343	2,110,465
Total South Korea		155,649,408
Taiwan – 18.2%
Advancetek Enterprise Co. Ltd.	1,608,000	3,951,895
Alexander Marine Co. Ltd.	247,000	1,231,187
Alltek Technology Corp.	2,313,000	2,636,761
AMPOC Far-East Co. Ltd.	958,000	2,591,022
Apacer Technology, Inc.	1,343,000	1,878,845
Arcadyan Technology Corp.	709,000	4,804,608
Bafang Yunji International Co. Ltd., Class C	577,000	2,980,363
BenQ Materials Corp.	2,461,000	1,901,202
BES Engineering Corp.	8,404,000	2,695,659
Cathay Consolidated, Inc.	606,000	1,708,353
Charoen Pokphand Enterprise	1,380,000	4,093,969
CHC Healthcare Group	1,275,000	1,824,034
CHC Resources Corp.	859,000	1,811,008
Chicony Electronics Co. Ltd.	1,440,386	7,288,151
Chicony Power Technology Co. Ltd.	799,000	2,731,315
ChipMOS Technologies, Inc.	2,918,000	2,548,664
Chong Hong Construction Co. Ltd.	1,238,000	3,691,349
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025
Investments	Shares	Value
Chun Yuan Steel Industry Co. Ltd.	3,398,000	$2,082,653
Cleanaway Co. Ltd.	645,000	3,700,700
Continental Holdings Corp.	3,084,000	2,540,393
CTBC Financial Holding Co. Ltd.	10,235,000	12,160,854
CTCI Corp.	2,469,000	2,963,321
DA CIN Construction Co. Ltd.	1,040,000	1,835,524
Da-Li Development Co. Ltd.	2,485,399	3,593,077
Darfon Electronics Corp.	1,967,000	2,348,966
Elan Microelectronics Corp.	833,000	3,412,032
Ennoconn Corp.	341,000	2,901,363
Eva Airways Corp.	7,189,000	8,779,880
Evergreen Aviation Technologies Corp.	1,030,000	3,043,235
Everlight Electronics Co. Ltd.	1,492,000	3,671,302
Far Eastern Department Stores Ltd.	4,146,000	3,028,100
Farglory Land Development Co. Ltd.	1,483,000	3,081,907
Feng Hsin Steel Co. Ltd.	1,497,000	3,052,388
Flytech Technology Co. Ltd.	1,081,000	3,955,771
Formosa International Hotels Corp.	509,000	3,165,680
Formosa Sumco Technology Corp.	553,000	1,364,075
Fulgent Sun International Holding Co. Ltd.	743,450	2,675,771
Fusheng Precision Co. Ltd.	500,000	5,248,099
Gemtek Technology Corp.	2,307,000	2,018,473
Getac Holdings Corp.	1,096,000	3,746,585
Global Brands Manufacture Ltd.(b)	1,539,000	2,966,524
Global Mixed Mode Technology, Inc.	393,000	2,692,794
Goldsun Building Materials Co. Ltd.	2,909,000	3,570,266
Grape King Bio Ltd.	762,000	3,235,961
Greatek Electronics, Inc.	1,636,000	2,838,148
Holy Stone Enterprise Co. Ltd.	1,043,200	2,742,907
Hong TAI Electric Industrial	2,547,000	2,527,631
Hsin Kuang Steel Co. Ltd.	1,727,000	2,426,460
Huaku Development Co. Ltd.	974,200	3,227,528
Hung Ching Development & Construction Co. Ltd.	1,822,000	1,799,913
Iron Force Industrial Co. Ltd.	777,000	2,050,002
ITE Technology, Inc.	698,000	2,932,641
Kindom Development Co. Ltd.	1,895,000	3,036,338
Kung Long Batteries Industrial Co. Ltd.	775,000	3,501,242
L&K Engineering Co. Ltd.	467,000	3,270,160
Lelon Electronics Corp.	1,094,000	2,649,126
Lion Travel Service Co. Ltd.	735,000	2,767,111
Lite-On Technology Corp., ADR	3,234,000	8,853,869
Makalot Industrial Co. Ltd.	581,000	5,363,346
Mayer Steel Pipe Corp.	2,493,000	2,057,321
MediaTek, Inc.	1,951,000	81,677,283
METAAGE Corp.	1,461,000	2,103,330
Nak Sealing Technologies Corp.	552,000	1,928,530
Namchow Holdings Co. Ltd.	1,539,000	2,199,399
Nan Pao Resins Chemical Co. Ltd., Class L	344,000	3,740,200
Nichidenbo Corp.	1,485,000	3,027,920
Novatek Microelectronics Corp.	1,174,000	19,270,537
Pan German Universal Motors Ltd.	353,000	3,210,782
Pegatron Corp.	3,166,000	8,000,223
Investments	Shares	Value
Powertech Technology, Inc.	1,481,000	$5,441,819
Primax Electronics Ltd.	1,318,000	3,290,782
Promate Electronic Co. Ltd.	1,111,000	2,275,371
Raydium Semiconductor Corp.	254,000	2,593,359
Sanyang Motor Co. Ltd.(b)	1,980,000	4,192,275
Sercomm Corp.	989,000	3,485,069
Sesoda Corp.	2,334,000	2,523,623
Shinkong Insurance Co. Ltd.	174,000	581,703
Sinon Corp.	2,659,000	3,355,534
Sinyi Realty, Inc.	2,018,000	1,753,461
Sitronix Technology Corp.	442,000	2,562,608
Standard Chemical & Pharmaceutical Co. Ltd.	1,455,000	2,633,702
Stark Technology, Inc.	716,000	2,932,791
Sunny Friend Environmental Technology Co. Ltd., Class T	853,000	2,093,803
Sunrex Technology Corp.	1,499,000	2,758,494
Supreme Electronics Co. Ltd.	1,827,299	2,993,903
Swancor Holding Co. Ltd.	777,000	1,673,232
Synnex Technology International Corp.	2,997,000	6,444,870
Systex Corp.	843,000	3,211,791
TaiDoc Technology Corp.	720,000	3,122,656
Taiwan Cogeneration Corp.	2,370,000	2,933,725
Taiwan Fertilizer Co. Ltd.	2,676,000	4,086,235
Taiwan FU Hsing Industrial Co. Ltd.	1,470,000	2,297,809
Taiwan Mobile Co. Ltd.	3,801,000	13,336,842
Taiwan Navigation Co. Ltd.	2,475,000	2,254,913
Taiwan Sakura Corp.	939,000	2,567,915
Taiwan Secom Co. Ltd.	953,000	3,501,724
Taiwan Surface Mounting Technology Corp.	836,000	2,668,956
Teco Electric & Machinery Co. Ltd.	3,117,000	4,600,045
Thye Ming Industrial Co. Ltd.	1,205,000	2,685,641
Topkey Corp.	401,000	2,373,210
Transcend Information, Inc.	964,000	2,917,913
Ttet Union Corp.	672,000	3,035,916
Tung Ho Steel Enterprise Corp.	2,013,000	4,316,711
TXC Corp.	950,000	2,632,332
U-Ming Marine Transport Corp.	1,733,000	3,361,349
United Integrated Services Co. Ltd.	514,000	7,066,968
United Microelectronics Corp.	18,499,000	24,877,053
Universal Cement Corp.	3,164,520	2,783,043
Wah Lee Industrial Corp.	705,000	2,091,484
Weikeng Industrial Co. Ltd.(b)	2,334,000	2,361,943
Wistron NeWeb Corp.	1,137,000	4,777,095
Wowprime Corp.	530,000	3,591,597
Yankey Engineering Co. Ltd.	373,400	4,391,618
Yem Chio Co. Ltd.	4,502,000	2,352,525
Zenitron Corp.	2,452,000	2,425,968
Zero One Technology Co. Ltd.	1,080,000	3,968,376
Zippy Technology Corp.	1,135,000	2,006,611
Zyxel Group Corp.	2,274,000	2,284,102
Total Taiwan		508,876,491

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025
Investments	Shares	Value
Thailand – 3.3%
AAPICO Hitech PCL, NVDR	2,615,100	$963,559
AP Thailand PCL, NVDR	12,076,300	2,687,577
Bangchak Corp. PCL, NVDR	2,531,300	2,835,355
Banpu PCL, NVDR	12,235,300	1,485,908
Ichitan Group PCL, NVDR	7,752,100	2,582,129
Land & Houses PCL, NVDR(b)	20,508,100	2,563,135
Major Cineplex Group PCL, NVDR	5,913,200	1,812,742
MBK PCL, NVDR	7,167,500	3,591,673
MC Group PCL, NVDR	6,520,500	1,922,034
Mega Lifesciences PCL, NVDR	2,926,000	2,522,786
MK Restaurants Group PCL, NVDR	3,435,500	1,903,829
Northeast Rubber PCL, NVDR	15,599,425	2,161,158
One Enterprise Public Co. Ltd., NVDR	13,672,500	1,007,553
Prima Marine PCL, NVDR	10,870,000	2,098,703
PTT Exploration & Production PCL, NVDR(b)	4,199,400	14,420,932
PTT PCL, NVDR	14,665,100	13,832,961
Quality Houses PCL, NVDR(b)	79,899,000	3,626,955
Rojana Industrial Park PCL, NVDR	11,528,900	1,937,059
Sabina PCL, NVDR	3,552,700	1,926,888
Sansiri PCL, NVDR	73,618,100	3,081,436
SC Asset Corp. PCL, NVDR(b)	32,506,500	2,280,486
SCB X PCL, NVDR	351,900	1,275,864
Siam City Cement PCL, NVDR	624,500	2,926,912
Taokaenoi Food & Marketing PCL, Class R, NVDR	9,145,600	2,156,663
Thai Oil PCL, NVDR	3,258,000	2,352,867
Thai Vegetable Oil PCL, NVDR	4,461,515	2,827,489
Tipco Asphalt PCL, NVDR	5,724,000	2,395,897
TMBThanachart Bank PCL, NVDR	20,869,800	1,205,742
TTW PCL, NVDR	15,421,677	3,954,859
WHA Utilities & Power PCL, NVDR	19,156,200	1,998,908
Total Thailand		92,340,059
Turkey – 1.4%
Aygaz AS	586,835	2,609,512
Bogazici Beton Sanayi Ve Ticaret AS	2,131,027	1,079,541
Enerjisa Enerji AS(a)	1,744,878	2,629,251
Galata Wind Enerji AS	2,866,522	1,921,071
KOC Holding AS	1,823,290	7,857,963
Logo Yazilim Sanayi ve Ticaret AS	859,710	2,756,218
Sok Marketler Ticaret AS	2,275,406	2,195,069
Torunlar Gayrimenkul Yatirim Ortakligi AS	2,083,880	3,332,210
Turkiye Petrol Rafinerileri AS	3,269,695	11,886,589
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,740,234	1,278,923
Yapi ve Kredi Bankasi AS	673,755	426,685
Total Turkey		37,973,032
United States – 0.3%
JBS SA	1,378,561	9,894,572
TOTAL COMMON STOCKS (Cost: $2,720,599,381)		2,778,427,789
Investments	Shares	Value
RIGHTS – 0.0%
Thailand – 0.0%
MBK PCL*^ (Cost: $0)	716,750	$29,579
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global High Dividend Fund(d) (Cost: $429,651)	7,941	445,612
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(e) (Cost: $677,831)	677,831	677,831
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e) (Cost: $10,668,365)	10,668,365	10,668,365
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,732,375,228)		2,790,249,176
Other Assets less Liabilities – 0.1%		2,869,566
NET ASSETS – 100.0%		$2,793,118,742

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $29,579, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,426,408 and the total market value of the collateral held by the Fund was $13,361,374. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,693,009.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (concluded) WisdomTree Emerging Markets High Dividend Fund (DEM) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree Global High Dividend Fund	$981,756	$7,883,101	$8,472,930	$122,161	$(68,476)	$445,612	$118,311

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	2,778,427,789	—	—	2,778,427,789
Rights	—	—	29,579*	29,579
Exchange-Traded Fund	445,612	—	—	445,612
Mutual Fund	—	677,831	—	677,831
Investment of Cash Collateral for Securities Loaned	—	10,668,365	—	10,668,365
Total Investments in Securities	$2,778,873,401	$11,346,196	$29,579	$2,790,249,176

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 97.5%
Brazil – 6.8%
Ambev SA	139,337	$328,416
Banco do Brasil SA	166,860	821,241
BB Seguridade Participacoes SA	97,672	687,224
BRF SA	52,313	179,746
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,579	313,053
CPFL Energia SA	74,948	493,316
Embraer SA*	12,044	138,258
Klabin SA	70,442	229,492
NU Holdings Ltd., Class A*	27,281	279,357
Rede D’Or Sao Luiz SA(a)	49,188	242,176
Suzano SA	28,326	261,814
Telefonica Brasil SA	26,006	226,250
TIM SA	158,758	498,921
TOTVS SA	95,078	553,936
Vibra Energia SA	48,500	150,556
WEG SA	14,424	114,029
Total Brazil		5,517,785
Chile – 2.1%
Banco de Credito & Inversiones SA	12,934	476,750
Cencosud SA	100,864	307,262
Empresas Copec SA	49,544	340,884
Enel Americas SA	3,165,796	307,276
Latam Airlines Group SA*	17,322,332	270,760
Total Chile		1,702,932
China – 14.7%
Alibaba Group Holding Ltd.	62,200	1,023,302
Anhui Gujing Distillery Co. Ltd., Class B	38,800	610,902
BOC Aviation Ltd.(a)	66,200	516,476
Bosideng International Holdings Ltd.	1,320,000	676,940
China Resources Pharmaceutical Group Ltd.(a)	204,500	132,999
China Resources Power Holdings Co. Ltd.	310,000	735,524
Fuyao Glass Industry Group Co. Ltd., Class H(a)	124,000	884,542
Hansoh Pharmaceutical Group Co. Ltd.(a)	250,000	787,245
Huaneng Power International, Inc., Class H	1,304,000	755,889
Kunlun Energy Co. Ltd.	208,000	202,912
NetEase, Inc.	9,100	184,800
Pop Mart International Group Ltd.(a)	57,000	1,146,550
Tencent Holdings Ltd.	41,700	2,663,766
Vipshop Holdings Ltd., ADR	56,214	881,435
Want Want China Holdings Ltd.	1,290,000	812,437
Total China		12,015,719
Czech Republic – 0.5%
CEZ AS	7,709	380,882
Hungary – 0.4%
MOL Hungarian Oil & Gas PLC	44,021	345,679
India – 23.7%
Alkem Laboratories Ltd.	6,915	394,945
Apollo Hospitals Enterprise Ltd.	1,735	134,302
Investments	Shares	Value
Aurobindo Pharma Ltd.*	23,477	$318,758
Axis Bank Ltd.	45,026	580,522
Balkrishna Industries Ltd.	13,134	392,579
Bharti Airtel Ltd.	18,659	378,408
Britannia Industries Ltd.	6,405	369,953
BSE Ltd.	4,431	284,080
Cipla Ltd.	22,344	377,016
Colgate-Palmolive India Ltd.	7,979	223,092
Divi’s Laboratories Ltd.	4,570	308,799
Dr. Reddy’s Laboratories Ltd.	29,234	391,349
Eicher Motors Ltd.	7,337	459,049
Havells India Ltd.	18,477	330,510
HCL Technologies Ltd.	40,060	746,387
HDFC Asset Management Co. Ltd.(a)	9,373	440,168
HDFC Bank Ltd.	27,146	580,635
Hero MotoCorp Ltd.	11,259	490,412
Hindalco Industries Ltd.	31,404	250,743
Hindustan Unilever Ltd.	7,600	200,851
ICICI Bank Ltd.	21,787	343,695
ICICI Lombard General Insurance Co. Ltd.(a)	15,036	315,391
Indian Hotels Co. Ltd.	51,602	475,465
Indus Towers Ltd.*	56,791	222,121
Infosys Ltd.	38,912	715,050
InterGlobe Aviation Ltd.*(a)	4,502	269,435
ITC Ltd.	81,594	391,157
Jubilant Foodworks Ltd.	34,912	271,360
Kotak Mahindra Bank Ltd.	21,883	555,879
LTIMindtree Ltd.(a)	4,859	255,327
Lupin Ltd.	14,470	343,320
Mahindra & Mahindra Ltd.	9,830	306,588
Mankind Pharma Ltd.*	5,313	150,723
Marico Ltd.	47,703	363,692
Maruti Suzuki India Ltd.	3,303	445,262
MRF Ltd.	157	206,972
Nestle India Ltd.	14,339	377,589
Oracle Financial Services Software Ltd.	4,104	376,965
Page Industries Ltd.	509	254,247
PI Industries Ltd.	9,492	380,713
Pidilite Industries Ltd.	14,636	487,904
SBI Cards & Payment Services Ltd.	65,631	676,562
Shriram Finance Ltd.	45,668	350,501
Sun Pharmaceutical Industries Ltd.	13,683	277,702
Tata Consultancy Services Ltd.	9,875	416,634
Tata Motors Ltd.	47,619	375,754
Tech Mahindra Ltd.	17,650	292,868
Torrent Pharmaceuticals Ltd.	8,108	306,206
Trent Ltd.	3,611	224,974
Union Bank of India Ltd.	161,340	238,181
Voltas Ltd.	9,413	160,645
Wipro Ltd.	171,778	527,056
Zydus Lifesciences Ltd.	32,865	340,829
Total India		19,349,325

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2025
Investments	Shares	Value
Indonesia – 1.4%
Astra International Tbk. PT	1,357,200	$403,226
Indofood CBP Sukses Makmur Tbk. PT	200,200	123,009
Indofood Sukses Makmur Tbk. PT	686,600	294,376
United Tractors Tbk. PT	236,200	335,900
Total Indonesia		1,156,511
Malaysia – 6.5%
AMMB Holdings Bhd.	458,000	577,983
Hong Leong Bank Bhd.	130,900	594,102
IHH Healthcare Bhd.	224,300	349,782
Kuala Lumpur Kepong Bhd.	74,400	347,060
Malayan Banking Bhd.	213,800	487,584
Maxis Bhd.	477,600	364,860
Petronas Gas Bhd.	56,900	216,444
Press Metal Aluminium Holdings Bhd.	134,200	152,421
Public Bank Bhd.	575,900	573,629
QL Resources Bhd.	292,000	307,299
RHB Bank Bhd.	316,300	487,548
Sime Darby Bhd.	269,200	134,069
Sunway Bhd.	180,700	184,874
Telekom Malaysia Bhd.	360,500	532,118
Total Malaysia		5,309,773
Mexico – 2.3%
Arca Continental SAB de CV	21,419	224,029
Cemex SAB de CV, Series CPO	180,099	101,677
Coca-Cola Femsa SAB de CV	32,884	300,675
Gruma SAB de CV, Class B	13,702	247,488
Grupo Aeroportuario del Centro Norte SAB de CV	14,900	146,493
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,975	218,388
Kimberly-Clark de Mexico SAB de CV, Class A	174,099	285,509
Promotora y Operadora de Infraestructura SAB de CV	37,632	380,215
Total Mexico		1,904,474
Philippines – 2.3%
BDO Unibank, Inc.	136,650	366,072
International Container Terminal Services, Inc.	46,350	287,536
Manila Electric Co.	25,410	244,220
Metropolitan Bank & Trust Co.	241,490	308,061
PLDT, Inc.	16,935	376,136
SM Investments Corp.	21,540	296,610
Total Philippines		1,878,635
Poland – 3.4%
Alior Bank SA	17,128	528,901
mBank SA*	2,884	603,275
Powszechna Kasa Oszczednosci Bank Polski SA	29,349	569,119
Powszechny Zaklad Ubezpieczen SA	38,621	557,704
Santander Bank Polska SA	3,710	530,383
Total Poland		2,789,382
Russia – 0.0%
GMK Norilskiy Nickel PAO*^	2,900	0
LUKOIL PJSC*^	67	0
Investments	Shares	Value
LUKOIL PJSC, ADR*^	46	$0
Magnit PJSC*^	32	0
MMC Norilsk Nickel PJSC, ADR*^	11	0
Mobile TeleSystems PJSC, ADR*^	1,696	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(b)	4	0
Polyus PJSC*^	590	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC*^	28,416	0
Severstal PAO, GDR*^(b)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(b)	223	0
Total Russia		0
South Africa – 2.7%
Bid Corp. Ltd.	14,231	340,031
Bidvest Group Ltd.	16,126	206,486
Clicks Group Ltd.	9,791	180,324
Gold Fields Ltd.	4,268	94,081
Harmony Gold Mining Co. Ltd.	6,772	98,123
OUTsurance Group Ltd.	103,363	391,716
Sasol Ltd.*	23,254	96,724
Standard Bank Group Ltd.	38,050	495,302
Vodacom Group Ltd.	38,944	265,635
Total South Africa		2,168,422
South Korea – 7.8%
Coway Co. Ltd.	3,644	200,451
DB Insurance Co. Ltd.	5,210	313,485
HD Hyundai Heavy Industries Co. Ltd.	385	72,947
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	505	68,934
Hyundai Glovis Co. Ltd.	1,722	131,445
Hyundai Motor Co.	12,351	1,654,069
Hyundai Rotem Co. Ltd.	4,707	335,643
Korea Electric Power Corp.	17,504	257,359
Krafton, Inc.*	1,865	423,662
LG Uplus Corp.	75,677	529,354
NAVER Corp.	1,998	259,163
NH Investment & Securities Co. Ltd.	40,433	384,972
Orion Corp.	3,269	261,742
Samsung Fire & Marine Insurance Co. Ltd.	875	212,436
Samsung Heavy Industries Co. Ltd.*	7,999	73,227
Samsung SDS Co. Ltd.	4,797	378,548
SK Hynix, Inc.	3,144	407,172
SK Telecom Co. Ltd.	9,967	375,666
Total South Korea		6,340,275
Taiwan – 16.2%
Asustek Computer, Inc.	21,000	385,182
Cheng Shin Rubber Industry Co. Ltd.	207,000	312,970
China Airlines Ltd.	336,000	227,694
Compal Electronics, Inc.	411,000	394,258
Eva Airways Corp.	169,000	206,399
See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2025
Investments	Shares	Value
Far Eastern New Century Corp.	177,000	$175,387
Far EasTone Telecommunications Co. Ltd.	204,000	565,259
International Games System Co. Ltd.	6,000	139,508
Largan Precision Co. Ltd.	4,000	283,714
MediaTek, Inc.	7,000	293,050
Novatek Microelectronics Corp.	34,000	558,091
Pegatron Corp.	165,000	416,941
PharmaEssentia Corp.*	4,000	62,405
Pou Chen Corp.	257,000	273,235
President Chain Store Corp.	23,000	173,872
Realtek Semiconductor Corp.	25,000	393,796
Synnex Technology International Corp.	254,000	546,212
Taiwan Mobile Co. Ltd.	122,000	428,070
Taiwan Semiconductor Manufacturing Co. Ltd.	237,500	6,509,299
Uni-President Enterprises Corp.	118,000	286,093
Vanguard International Semiconductor Corp.	103,843	291,176
Zhen Ding Technology Holding Ltd.	104,000	324,192
Total Taiwan		13,246,803
Thailand – 4.4%
Advanced Info Service PCL, NVDR	42,900	347,752
Bangkok Dusit Medical Services PCL, NVDR	498,800	320,526
Bumrungrad Hospital PCL, NVDR	37,300	180,865
Charoen Pokphand Foods PCL, NVDR	326,000	228,705
Kasikornbank PCL, NVDR	109,800	522,703
Krung Thai Bank PCL, NVDR	758,900	539,116
Minor International PCL, NVDR	401,600	310,744
PTT Exploration & Production PCL, NVDR	42,500	145,947
SCB X PCL, NVDR	142,300	515,929
TMBThanachart Bank PCL, NVDR	8,001,900	462,306
Total Thailand		3,574,593
Turkey – 1.8%
Akbank TAS	132,057	181,769
Anadolu Efes Biracilik ve Malt Sanayii AS	17,510	77,079
BIM Birlesik Magazalar AS	9,374	113,161
Coca-Cola Icecek AS	71,387	100,517
Pegasus Hava Tasimaciligi AS*	28,023	190,276
Turk Hava Yollari AO*	35,165	288,099
Turkcell Iletisim Hizmetleri AS	108,207	273,081
Turkiye Is Bankasi AS, Class C	845,474	273,062
Total Turkey		1,497,044
United Kingdom – 0.1%
Anglogold Ashanti PLC	2,941	109,828
United States – 0.4%
JBS SA	38,500	276,332
TOTAL COMMON STOCKS (Cost: $77,111,324)		79,564,394
PREFERRED STOCKS – 2.0%
Brazil – 2.0%
Banco Bradesco SA, 9.57%	207,970	460,046
Cia Energetica de Minas Gerais, 12.53%	184,541	330,570
Investments	Shares	Value
Cia Paranaense de Energia – Copel	181,517	$329,907
Itau Unibanco Holding SA, 7.37%	49,805	273,127
Petroleo Brasileiro SA, 16.28%	42,029	272,677
TOTAL PREFERRED STOCKS (Cost: $1,622,142)		1,666,327
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $42,516)	42,516	42,516
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $78,775,982)		81,273,237
Other Assets less Liabilities – 0.4%		314,638
NET ASSETS – 100.0%		$81,587,875

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2025	7,151,340,708	KRW	4,861,220	USD	$—	$(4,365)
Bank of America NA	4/3/2025	4,451,758	USD	6,497,252,068	KRW	39,130	—
Bank of America NA	4/4/2025	9,547,017	USD	835,936,781	INR	—	(232,381)
Bank of America NA	4/7/2025	243,860,906	TWD	7,347,421	USD	602	—
Bank of America NA	5/6/2025	7,090,107	USD	234,753,434	TWD	—	(748)
Bank of America NA	5/8/2025	5,120,054	USD	7,519,055,398	KRW	3,953	—
Citibank NA	4/2/2025	44,369	USD	253,179	BRL	166	—
Citibank NA	4/2/2025	631,886	USD	36,198,196	PHP	—	(674)
Citibank NA	4/2/2025	36,198,196	PHP	630,521	USD	2,038	—
Citibank NA	4/3/2025	21,519,750	CNY	2,998,140	USD	—	(30,406)
Citibank NA	4/3/2025	28,294,886	MXN	1,390,603	USD	—	(7,734)
Citibank NA	4/3/2025	248,769	USD	236,959,676	CLP	—	(144)
Citibank NA	4/3/2025	160,382	USD	3,855,099	CZK	—	(6,262)
Citibank NA	4/3/2025	1,755,972	USD	7,022,829	PLN	—	(54,902)
Citibank NA	4/4/2025	810,072,229	INR	9,472,313	USD	4,502	—
Citibank NA	4/7/2025	7,404,848	USD	243,860,906	TWD	56,826	—
Citibank NA	4/10/2025	15,910,203,359	IDR	965,144	USD	—	(4,470)
Citibank NA	5/5/2025	472,279	USD	27,133,842	PHP	—	(1,522)
Citibank NA	5/6/2025	9,687,447	USD	830,783,789	INR	—	(5,429)
Citibank NA	5/6/2025	987,794	USD	20,189,314	MXN	5,486	—
Citibank NA	5/8/2025	3,028,546	USD	21,734,966	CNY	24,440	—
Goldman Sachs	4/3/2025	22,034,775	BRL	3,832,468	USD	13,739	—
Goldman Sachs	4/3/2025	1,825,566	PLN	474,677	USD	—	(3,945)
Goldman Sachs	4/3/2025	61,511,625	THB	1,813,261	USD	26	—
Goldman Sachs	4/3/2025	556,064	USD	520,337,163	CLP	9,480	—
Goldman Sachs	4/3/2025	255,595	USD	5,170,763	MXN	2,882	—
Goldman Sachs	4/3/2025	851,985	USD	15,651,874	ZAR	1,030	—
Goldman Sachs	4/4/2025	2,738,177	USD	12,184,889	MYR	—	(7,824)
Goldman Sachs	5/6/2025	3,739,151	USD	21,613,791	BRL	—	(9,784)
Goldman Sachs	5/7/2025	1,804,612	USD	61,139,698	THB	—	(1,940)
HSBC Holdings PLC	4/2/2025	623,870	USD	36,198,196	PHP	—	(8,689)
HSBC Holdings PLC	4/2/2025	36,198,196	PHP	631,886	USD	674	—
HSBC Holdings PLC	4/3/2025	61,631,894	TRY	1,622,321	USD	—	(1,135)
HSBC Holdings PLC	4/3/2025	2,270,607	USD	16,302,960	CNY	22,307	—
HSBC Holdings PLC	4/3/2025	2,457,651	USD	83,857,030	THB	—	(14,351)
HSBC Holdings PLC	4/3/2025	1,622,321	USD	60,937,025	TRY	19,414	—
HSBC Holdings PLC	4/3/2025	30,335,111	ZAR	1,660,061	USD	—	(10,814)
HSBC Holdings PLC	4/10/2025	1,536,184	USD	25,513,947,868	IDR	—	(4,373)
HSBC Holdings PLC	5/6/2025	1,133,059	USD	45,020,054	TRY	297	—
HSBC Holdings PLC	5/6/2025	1,141,360	USD	20,911,234	ZAR	7,433	—
Morgan Stanley & Co. International	4/3/2025	757,296,839	CLP	796,526	USD	—	(1,029)
Morgan Stanley & Co. International	4/3/2025	3,696,247	CZK	160,382	USD	—	(604)
Morgan Stanley & Co. International	4/3/2025	67,175,243	HUF	180,944	USD	—	(919)
Morgan Stanley & Co. International	4/3/2025	4,950,730	PLN	1,281,295	USD	—	(4,723)
Morgan Stanley & Co. International	4/3/2025	3,754,754	USD	22,034,775	BRL	—	(91,453)
Morgan Stanley & Co. International	4/3/2025	180,944	USD	69,705,618	HUF	—	(5,862)
Morgan Stanley & Co. International	4/3/2025	451,205	USD	654,088,640	KRW	6,978	—
Morgan Stanley & Co. International	4/3/2025	1,135,008	USD	23,295,153	MXN	—	(3,507)
Morgan Stanley & Co. International	4/3/2025	808,076	USD	14,975,258	ZAR	—	(6,093)
Morgan Stanley & Co. International	4/4/2025	12,184,889	MYR	2,752,092	USD	—	(6,091)
Morgan Stanley & Co. International	5/6/2025	831,431	USD	790,607,958	CLP	1,041	—
Morgan Stanley & Co. International	5/6/2025	186,768	USD	4,301,400	CZK	709	—
Morgan Stanley & Co. International	5/6/2025	2,671,481	USD	11,819,968	MYR	4,541	—

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Multifactor Fund (EMMF) March 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	5/6/2025	1,436,038	USD	5,555,394	PLN	$5,315	$—
Morgan Stanley & Co. International	5/7/2025	178,467	USD	66,371,520	HUF	905	—
UBS Group AG	4/3/2025	22,345,405	THB	662,153	USD	—	(3,438)
UBS Group AG	4/3/2025	728,653	USD	5,216,790	CNY	9,219	—
UBS Group AG	4/4/2025	25,864,552	INR	296,136	USD	6,446	—
UBS Group AG	4/10/2025	9,603,744,509	IDR	579,481	USD	402	—
UBS Group AG	5/6/2025	568,452	USD	9,435,991,768	IDR	—	(397)
						$249,981	$(536,008)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	79,564,394	—	—	79,564,394
Preferred Stocks	1,666,327	—	—	1,666,327
Mutual Fund	—	42,516	—	42,516
Total Investments in Securities	$81,230,721	$42,516	$0	$81,273,237
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$249,981	$—	$249,981
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(536,008)	$—	$(536,008)
Total – Net	$81,230,721	$(243,511)	$0	$80,987,210

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Brazil – 4.6%
Ambev SA	86,305	$203,420
Banco do Brasil SA	53,959	265,572
BB Seguridade Participacoes SA	40,791	287,007
CCR SA	199,580	405,596
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	37,429	666,549
CPFL Energia SA	51,756	340,663
Petroleo Brasileiro SA	60,514	431,273
Raia Drogasil SA	40,047	133,195
Rede D’Or Sao Luiz SA(a)	71,096	350,040
TIM SA	168,078	528,210
TOTVS SA	24,062	140,188
Ultrapar Participacoes SA	900	2,689
Vale SA	65,305	646,477
Vibra Energia SA	328,911	1,021,019
WEG SA	61,861	489,043
Total Brazil		5,910,941
Chile – 0.3%
Banco de Chile	3,191,065	420,682
China – 0.2%
Airtac International Group	12,786	320,011
Czech Republic – 0.3%
Moneta Money Bank AS(a)	56,731	359,011
Hungary – 0.3%
Richter Gedeon Nyrt	14,857	408,530
India – 33.4%
ABB India Ltd.	6,556	425,414
Adani Ports & Special Economic Zone Ltd.	57,886	801,149
APL Apollo Tubes Ltd.	59,411	1,060,185
Apollo Hospitals Enterprise Ltd.	4,798	371,400
Ashok Leyland Ltd.	87,792	209,762
Asian Paints Ltd.	11,410	312,461
Astral Ltd.	9,243	139,960
Bajaj Auto Ltd.	6,280	578,890
Bajaj Finserv Ltd.	12,676	297,700
Bank of Baroda	57,538	153,841
Bharat Electronics Ltd.	267,698	943,728
Bharat Forge Ltd.	8,544	116,871
Bharat Petroleum Corp. Ltd.	94,451	307,722
Bharti Airtel Ltd.	27,039	548,357
Bosch Ltd.	503	166,888
Britannia Industries Ltd.	7,321	422,862
Cipla Ltd.	58,023	979,037
Coal India Ltd.	82,013	382,083
Colgate-Palmolive India Ltd.	15,165	424,011
Container Corp. of India Ltd.	22,508	182,123
Cummins India Ltd.	10,046	358,699
Dabur India Ltd.	17,263	102,298
Investments	Shares	Value
Dixon Technologies India Ltd.	1,474	$227,285
DLF Ltd.	18,116	144,233
Dr. Reddy’s Laboratories Ltd.	21,474	287,467
Eicher Motors Ltd.	5,344	334,354
GAIL India Ltd.	536,047	1,147,949
Havells India Ltd.	9,089	162,581
HCL Technologies Ltd.	25,213	469,762
HDFC Asset Management Co. Ltd.(a)	6,869	322,577
HDFC Bank Ltd.	70,756	1,513,424
Hero MotoCorp Ltd.	5,738	249,932
Hindalco Industries Ltd.	53,696	428,732
Hindustan Aeronautics Ltd.	3,625	177,171
Hindustan Petroleum Corp. Ltd.	312,154	1,316,034
Hindustan Unilever Ltd.	19,608	518,196
ICICI Bank Ltd.	66,513	1,049,259
ICICI Lombard General Insurance Co. Ltd.(a)	8,701	182,510
Indian Hotels Co. Ltd.	65,568	604,148
Indian Oil Corp. Ltd.	100,943	150,814
Indian Railway Catering & Tourism Corp. Ltd.	17,332	147,521
IndusInd Bank Ltd.	17,002	129,267
Info Edge India Ltd.	15,717	1,320,542
Infosys Ltd.	64,069	1,177,337
ITC Ltd.	116,542	558,695
Kotak Mahindra Bank Ltd.	21,781	553,288
Larsen & Toubro Ltd.	19,528	797,890
LTIMindtree Ltd.(a)	2,601	136,676
Lupin Ltd.	11,888	282,059
Mahindra & Mahindra Ltd.	18,530	577,932
Marico Ltd.	30,912	235,676
Maruti Suzuki India Ltd.	4,610	621,453
MRF Ltd.	224	295,297
Nestle India Ltd.	22,198	584,541
NMDC Ltd.	3,963	3,194
NTPC Ltd.	160,666	672,195
Oil & Natural Gas Corp. Ltd.	121,055	348,949
Oracle Financial Services Software Ltd.	1,722	158,171
Persistent Systems Ltd.	5,724	369,250
Petronet LNG Ltd.	82,957	284,959
Phoenix Mills Ltd.	14,905	286,565
PI Industries Ltd.	5,297	212,456
Pidilite Industries Ltd.	15,863	528,807
Polycab India Ltd.	2,860	172,256
Power Grid Corp. of India Ltd.	244,633	831,018
Punjab National Bank	437,388	491,926
Reliance Industries Ltd.	114,030	1,701,128
Samvardhana Motherson International Ltd.	565,272	866,103
SBI Cards & Payment Services Ltd.	26,816	276,435
Shree Cement Ltd.	1,521	542,806
Siemens Ltd.	8,264	510,053
Solar Industries India Ltd.	2,095	275,600
Sona Blw Precision Forgings Ltd.(a)	25,357	136,823
See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2025
Investments	Shares	Value
State Bank of India	66,786	$602,830
Sun Pharmaceutical Industries Ltd.	39,991	811,634
Supreme Industries Ltd.	2,644	105,987
Tata Consultancy Services Ltd.	23,040	972,075
Tata Consumer Products Ltd.	24,872	291,547
Tata Elxsi Ltd.	2,007	122,445
Tata Motors Ltd.	41,584	328,133
Tech Mahindra Ltd.	35,171	583,594
Thermax Ltd.	3,966	169,553
Titan Co. Ltd.	8,959	321,092
Torrent Pharmaceuticals Ltd.	13,368	504,855
Torrent Power Ltd.	11,064	192,465
Trent Ltd.	10,181	634,302
Tube Investments of India Ltd.	11,508	372,865
TVS Motor Co. Ltd.	28,178	797,760
UltraTech Cement Ltd.	5,248	706,685
Varun Beverages Ltd.	121,985	770,180
Zydus Lifesciences Ltd.	16,690	173,085
Total India		43,119,824
Indonesia – 2.2%
Astra International Tbk. PT	147,700	43,882
Bank Central Asia Tbk. PT	1,206,400	619,227
Bank Mandiri Persero Tbk. PT	1,184,700	372,007
Bank Negara Indonesia Persero Tbk. PT	620,800	158,949
Bank Rakyat Indonesia Persero Tbk. PT	1,099,900	268,997
Charoen Pokphand Indonesia Tbk. PT	2,125,500	563,463
Sumber Alfaria Trijaya Tbk. PT	1,929,800	238,894
United Tractors Tbk. PT	378,600	538,408
Total Indonesia		2,803,827
Malaysia – 3.0%
AMMB Holdings Bhd.	260,200	328,365
CIMB Group Holdings Bhd.	447,900	706,547
IHH Healthcare Bhd.	186,800	291,303
Mr. DIY Group M Bhd.(a)	397,300	126,241
Nestle Malaysia Bhd.	200	3,349
Petronas Dagangan Bhd.	79,100	325,847
Press Metal Aluminium Holdings Bhd.	330,600	375,487
Public Bank Bhd.	442,400	440,655
QL Resources Bhd.	502,150	528,460
Sime Darby Bhd.	433,900	216,094
Telekom Malaysia Bhd.	262,500	387,465
YTL Corp. Bhd.	92,600	41,735
YTL Power International Bhd.	96,300	72,266
Total Malaysia		3,843,814
Mexico – 4.9%
Arca Continental SAB de CV	75,936	794,241
Cemex SAB de CV, Series CPO	572,481	323,202
Coca-Cola Femsa SAB de CV	104,597	956,383
Gruma SAB de CV, Class B	23,719	428,416
Grupo Aeroportuario del Centro Norte SAB de CV	39,745	390,762
Grupo Aeroportuario del Pacifico SAB de CV, Class B	45,589	843,224
Investments	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,020	$520,845
Grupo Carso SAB de CV, Series A1	24,828	145,959
Grupo Comercial Chedraui SA de CV	55,618	313,945
Kimberly-Clark de Mexico SAB de CV, Class A	44,001	72,158
Prologis Property Mexico SA de CV	126,213	403,965
Promotora y Operadora de Infraestructura SAB de CV	85,213	860,950
Wal-Mart de Mexico SAB de CV	80,843	222,713
Total Mexico		6,276,763
Philippines – 3.4%
Ayala Land, Inc.	565,600	227,327
Bank of the Philippine Islands	196,780	453,909
BDO Unibank, Inc.	98,110	262,827
International Container Terminal Services, Inc.	205,200	1,272,975
Jollibee Foods Corp.	36,640	153,667
Manila Electric Co.	98,080	942,665
Metropolitan Bank & Trust Co.	213,830	272,776
PLDT, Inc.	7,950	176,574
SM Investments Corp.	17,220	237,123
SM Prime Holdings, Inc.	373,400	156,603
Universal Robina Corp.	173,330	212,024
Total Philippines		4,368,470
Poland – 4.1%
Bank Polska Kasa Opieki SA	19,992	906,290
CD Projekt SA	7,790	425,457
KGHM Polska Miedz SA	30,400	983,414
LPP SA	127	576,707
ORLEN SA	45,838	804,470
Powszechna Kasa Oszczednosci Bank Polski SA	73,688	1,428,916
Santander Bank Polska SA	1,576	225,306
Total Poland		5,350,560
Romania – 0.2%
NEPI Rockcastle NV	40,614	292,638
Russia – 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
MMC Norilsk Nickel PJSC, ADR*^	3	0
Mobile TeleSystems PJSC, ADR*^	24,869	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(b)	60	0
Polyus PJSC*^	13,340	0
Severstal PAO, GDR*^(b)	8,497	0
Surgutneftegas PAO*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(b)	2,248	0
Total Russia		0
Saudi Arabia – 4.7%
Alinma Bank	50,517	413,445
Arab National Bank	93,788	577,565
Arabian Internet & Communications Services Co.	48	3,890
Bupa Arabia for Cooperative Insurance Co.	5,921	278,758

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2025
Investments	Shares	Value
Co. for Cooperative Insurance	23,646	$898,915
Dallah Healthcare Co.	5,889	198,754
Dr. Sulaiman Al Habib Medical Services Group Co.	4,153	308,450
Elm Co.	1,324	342,374
Etihad Etisalat Co.	40,215	653,972
Mouwasat Medical Services Co.	8,113	162,212
Nahdi Medical Co.	1,831	56,232
Riyad Bank	20,723	182,033
Saudi Awwal Bank	21,970	219,636
Saudi Investment Bank	101,855	395,896
Saudi National Bank	69,903	668,077
Saudi Telecom Co.	56,491	682,964
Savola Group^	5,798	45,597
Total Saudi Arabia		6,088,770
South Africa – 3.7%
Bid Corp. Ltd.	27,349	653,468
Bidvest Group Ltd.	21,963	281,226
Capitec Bank Holdings Ltd.	2,968	500,693
Clicks Group Ltd.	15,222	280,349
FirstRand Ltd.	112,168	438,136
Harmony Gold Mining Co. Ltd.	25,319	366,860
Kumba Iron Ore Ltd.	9,397	159,436
OUTsurance Group Ltd.	210,646	798,288
Shoprite Holdings Ltd.	27,404	406,339
Standard Bank Group Ltd.	64,635	841,363
Total South Africa		4,726,158
South Korea – 9.4%
Amorepacific Corp.	1,378	94,893
DB Insurance Co. Ltd.	5,895	354,701
Hanjin Kal Corp.	3,824	210,612
Hanmi Pharm Co. Ltd.	1,759	269,375
Hanmi Semiconductor Co. Ltd.	3,763	174,286
Hanwha Aerospace Co. Ltd.	1,285	547,161
HD Hyundai Electric Co. Ltd.	1,523	302,014
Hyundai Glovis Co. Ltd.	9,082	693,254
Hyundai Motor Co.	5,169	692,242
Korea Aerospace Industries Ltd.	6,010	306,112
KT Corp.	9,868	332,396
LG Electronics, Inc.	4,900	256,897
LG Innotek Co. Ltd.	1,510	163,972
LS Electric Co. Ltd.	2,925	348,219
Meritz Financial Group, Inc.	5,856	485,183
NAVER Corp.	2,944	381,870
Orion Corp.	1,259	100,806
Posco DX Co. Ltd.	5,615	93,043
Posco International Corp.	4,171	139,505
Samsung Electronics Co. Ltd.	101,548	3,986,061
Samsung Fire & Marine Insurance Co. Ltd.	1,158	281,144
Samsung Life Insurance Co. Ltd.	4,687	263,873
Yuhan Corp.	22,997	1,705,448
Total South Korea		12,183,067
Investments	Shares	Value
Taiwan – 19.6%
Accton Technology Corp.	46,000	$798,012
Advantech Co. Ltd.	36,280	409,758
Alchip Technologies Ltd.	4,000	330,096
Asia Vital Components Co. Ltd.	23,000	314,494
Cheng Shin Rubber Industry Co. Ltd.	121,000	182,944
CTBC Financial Holding Co. Ltd.	454,000	539,426
E.Sun Financial Holding Co. Ltd.	513,000	444,206
Eclat Textile Co. Ltd.	23,000	304,796
Eva Airways Corp.	267,000	326,085
Far EasTone Telecommunications Co. Ltd.	211,000	584,655
Fortune Electric Co. Ltd.	23,000	311,377
Fubon Financial Holding Co. Ltd.	327,000	840,090
Global Unichip Corp.	2,000	63,248
Hotai Motor Co. Ltd.	21,000	380,755
Hua Nan Financial Holdings Co. Ltd.	509,000	426,179
MediaTek, Inc.	35,000	1,465,251
Mega Financial Holding Co. Ltd.	687,000	825,579
Nien Made Enterprise Co. Ltd.	48,000	569,596
Novatek Microelectronics Corp.	3,000	49,243
President Chain Store Corp.(c)	107,000	808,885
Quanta Computer, Inc.	116,000	784,339
SinoPac Financial Holdings Co. Ltd.	911,000	610,489
Taiwan Business Bank	1,396,000	613,857
Taiwan Semiconductor Manufacturing Co. Ltd.	430,291	11,793,233
Voltronic Power Technology Corp.	10,000	460,809
Wistron Corp.(c)	62,000	177,957
Wiwynn Corp.	13,000	640,163
Yageo Corp.	22,000	318,711
Total Taiwan		25,374,233
Thailand – 3.8%
Advanced Info Service PCL, NVDR	41,700	338,025
Airports of Thailand PCL, NVDR	196,300	218,433
Bangkok Dusit Medical Services PCL, NVDR	409,800	263,335
Bangkok Expressway & Metro PCL, NVDR(c)	1,023,100	162,852
Bumrungrad Hospital PCL, NVDR	49,800	241,477
Central Pattana PCL, NVDR	243,900	337,901
Central Retail Corp. PCL, NVDR	182,500	134,488
CP ALL PCL, NVDR	265,700	387,683
Delta Electronics Thailand PCL, NVDR	138,000	267,458
Gulf Energy Development PCL, NVDR*	196,400	288,015
Home Product Center PCL, NVDR(c)	909,900	230,660
Intouch Holdings PCL, NVDR*	91,100	218,855
Kasikornbank PCL, NVDR	61,800	294,199
Krung Thai Bank PCL, NVDR	440,400	312,856
PTT Exploration & Production PCL, NVDR	88,100	302,539
PTT Oil & Retail Business PCL, NVDR(c)	416,700	144,939
SCB X PCL, NVDR	99,600	361,114
Thai Oil PCL, NVDR	163,800	118,293
TMBThanachart Bank PCL, NVDR	3,954,900	228,492
Total Thailand		4,851,614

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) March 31, 2025
Investments	Shares	Value
Turkey – 1.2%
Akbank TAS	78,114	$107,519
BIM Birlesik Magazalar AS	23,344	281,805
Coca-Cola Icecek AS	1,676	2,360
KOC Holding AS	46,481	200,323
Turkcell Iletisim Hizmetleri AS	152,055	383,740
Turkiye Petrol Rafinerileri AS	98,776	359,088
Yapi ve Kredi Bankasi AS	349,730	221,482
Total Turkey		1,556,317
TOTAL COMMON STOCKS (Cost: $111,799,472)		128,255,230
PREFERRED STOCKS – 1.2%
Brazil – 0.8%
Cia Energetica de Minas Gerais, 12.53%	244,439	437,866
Itausa SA, 6.92%	315,632	520,759
Total Brazil		958,625
South Korea – 0.4%
Samsung Electronics Co. Ltd., 2.46%	17,103	548,225
TOTAL PREFERRED STOCKS (Cost: $1,651,031)		1,506,850
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(d) (Cost: $1,620)	1,620	1,620
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d) (Cost: $1,337,801)	1,337,801	$1,337,801
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $114,789,924)		131,101,501
Other Liabilities less Assets – (1.6)%		(2,013,741)
NET ASSETS – 100.0%		$129,087,760

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $506,870, which represents 0.4% of net assets.

^     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,261,322 and the total market value of the collateral held by the Fund was $1,337,801.

(d)  Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Thailand	4,344,744	—	506,870*	4,851,614
Other	123,403,616	—	—	123,403,616
Preferred Stocks	1,506,850	—	—	1,506,850
Mutual Fund	—	1,620	—	1,620
Investment of Cash Collateral for Securities Loaned	—	1,337,801	—	1,337,801
Total Investments in Securities	$129,255,210	$1,339,421	$506,870	$131,101,501

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.4%
Brazil – 5.0%
Allos SA	972,292	$3,247,396
Alupar Investimento SA	618,220	3,136,622
Armac Locacao Logistica E Servicos SA	460,344	303,003
Azzas 2154 SA	90,253	386,057
Bemobi Mobile Tech SA	234,192	701,229
Blau Farmaceutica SA	206,526	458,654
Boa Safra Sementes SA	278,883	506,383
Camil Alimentos SA	332,423	223,447
Cia de Saneamento de Minas Gerais Copasa MG	899,619	3,102,053
Cia de Sanena do Parana	807,165	3,802,137
Cury Construtora & Incorporadora SA	111,412	477,537
Cyrela Brazil Realty SA Empreendimentos & Participacoes	382,140	1,594,571
Dexco SA	1,119,709	1,051,746
Direcional Engenharia SA	473,969	2,600,865
EcoRodovias Infraestrutura e Logistica SA	273,830	259,122
Energisa SA	421,767	2,945,480
Even Construtora & Incorporadora SA	475,999	503,619
Fleury SA	373,049	762,036
Fras-Le SA	94,607	447,462
Grendene SA	1,852,602	1,778,969
Grupo SBF SA	111,418	227,985
Guararapes Confeccoes SA	182,797	202,021
Hypera SA	1,025,684	3,468,700
Iguatemi SA	174,953	565,089
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	104,138	232,725
Irani Papel & Embalagem SA	4,785	6,023
JHSF Participacoes SA	1,790,727	1,306,860
JSL SA	392,593	346,145
Kepler Weber SA	1,051,234	1,407,727
LOG Commercial Properties & Participacoes SA, Class E	102,010	324,678
Lojas Renner SA	2,345,482	5,008,205
M Dias Branco SA	47,813	189,911
Mahle Metal Leve SA	318,079	1,576,053
Mills Locacao Servicos & Logistica SA	187,172	309,140
Multiplan Empreendimentos Imobiliarios SA	618,345	2,439,848
Odontoprev SA	522,064	951,585
Porto Seguro SA	428,704	2,993,926
Santos Brasil Participacoes SA	590,750	1,372,794
Sao Martinho SA	604,510	2,184,728
SLC Agricola SA	967,060	3,140,436
Smartfit Escola de Ginastica e Danca SA	212,230	756,634
Tegma Gestao Logistica SA	140,351	824,564
TOTVS SA	489,603	2,852,488
Transmissora Alianca de Energia Eletrica SA	1,950,987	11,465,474
Tres Tentos Agroindustrial SA, Class S	68,381	172,993
Tupy SA	153,475	487,677
Investments	Shares	Value
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	93,839	$383,047
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	757,428	580,536
Vivara Participacoes SA	138,331	480,372
Wilson Sons SA	724,913	2,155,381
YDUQS Participacoes SA	182,633	367,967
Total Brazil		77,070,100
Chile – 1.7%
Aguas Andinas SA, Class A	15,300,935	5,500,445
Banco Itau Chile SA	350,437	4,748,325
Cencosud Shopping SA	1,488,703	2,918,060
Cia Cervecerias Unidas SA	324,901	2,457,299
Colbun SA	28,812,534	4,040,519
Parque Arauco SA	1,087,688	2,159,437
Plaza SA	480,482	991,727
SMU SA	18,790,324	3,473,933
Total Chile		26,289,745
China – 10.5%
3SBio, Inc.(a)	1,385,500	2,129,812
AIMA Technology Group Co. Ltd., Class A	47,600	290,740
AK Medical Holdings Ltd.(a)	8,000	6,118
Anhui Expressway Co. Ltd., Class H	2,224,000	3,127,201
Anhui Kouzi Distillery Co. Ltd., Class A	9,800	48,502
Anjoy Foods Group Co. Ltd., Class A	5,500	60,405
Autobio Diagnostics Co. Ltd., Class A	66,900	383,764
BAIC Motor Corp. Ltd., Class H(a)	13,910,500	3,611,584
Bank of Chongqing Co. Ltd., Class H	1,941,000	1,673,986
Bank of Suzhou Co. Ltd., Class A	5,672,600	6,152,037
Beijing Jingneng Clean Energy Co. Ltd., Class H	7,636,000	2,100,310
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	6,905,240	12,972,450
Beijing Yanjing Brewery Co. Ltd., Class A	142,800	240,755
Bethel Automotive Safety Systems Co. Ltd., Class A	11,500	98,842
Caida Securities Co. Ltd., Class A	240,500	219,783
Chifeng Jilong Gold Mining Co. Ltd., Class A	228,200	719,220
China Chunlai Education Group Co. Ltd.	62,000	33,549
China Communications Services Corp. Ltd., Class H	8,982,000	4,917,975
China Conch Venture Holdings Ltd.	1,773,000	1,761,537
China Datang Corp. Renewable Power Co. Ltd., Class H	3,967,000	1,137,027
China East Education Holdings Ltd.(a)	1,940,000	1,256,712
China Lesso Group Holdings Ltd., Class L	2,285,000	1,024,980
China Lilang Ltd.	1,769,000	825,350
China Medical System Holdings Ltd.	1,748,000	1,673,792
China National Medicines Corp. Ltd., Class A	44,800	183,864
China Nonferrous Mining Corp. Ltd.	3,443,000	2,487,007
China Rare Earth Resources & Technology Co. Ltd., Class A	82,400	359,158
China Reinsurance Group Corp., Class H	11,685,000	1,441,795
China Resources Medical Holdings Co. Ltd.	565,500	270,383

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
China Risun Group Ltd.(b)	1,747,000	$561,354
China Suntien Green Energy Corp. Ltd., Class H(b)	9,196,000	4,491,446
China World Trade Center Co. Ltd., Class A	27,500	87,050
China XLX Fertiliser Ltd.	1,453,000	778,763
Chlitina Holding Ltd.	158,000	549,627
Chongqing Brewery Co. Ltd., Class A	15,200	122,443
CIMC Enric Holdings Ltd.	1,508,000	1,279,231
COFCO Capital Holdings Co. Ltd., Class A	84,800	145,070
Dalipal Holdings Ltd.(b)	348,000	398,082
Dongyue Group Ltd.(b)	941,000	1,101,823
Eastern Air Logistics Co. Ltd., Class A	60,500	117,405
EEKA Fashion Holdings Ltd.(b)	544,000	527,897
Ever Sunshine Services Group Ltd.	4,364,000	1,104,981
Fu Shou Yuan International Group Ltd.	3,173,000	1,533,422
Fujian Funeng Co. Ltd., Class A	397,400	504,277
Gan & Lee Pharmaceuticals Co. Ltd., Class A	47,500	294,575
GRG Banking Equipment Co. Ltd., Class A	174,800	318,763
Guangshen Railway Co. Ltd., Class H	2,464,000	551,053
Guangzhou Port Co. Ltd., Class A	100,700	44,350
Guobo Electronics Co. Ltd., Class A	14,751	107,660
Hangcha Group Co. Ltd., Class A	58,180	166,791
Hangzhou Chang Chuan Technology Co. Ltd., Class A	56,300	322,958
Hangzhou EZVIZ Network Co. Ltd., Class A	26,386	139,594
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,008,200	3,123,437
Heilongjiang Agriculture Co. Ltd., Class A	333,600	635,437
Huaan Securities Co. Ltd., Class A	524,600	402,156
Hualan Biological Engineering, Inc., Class A	185,700	396,912
Huaxin Cement Co. Ltd., Class H	990,400	1,234,770
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	106,200	406,331
Hunan Valin Steel Co. Ltd., Class A	7,164,800	4,910,707
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	76,200	373,979
Ingenic Semiconductor Co. Ltd., Class A	47,800	471,691
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	6,388,500	3,481,807
Jason Furniture Hangzhou Co. Ltd., Class A	15,800	55,820
JCHX Mining Management Co. Ltd., Class A	38,800	211,999
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	122,400	375,999
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	206,100	311,168
Jiangsu Yoke Technology Co. Ltd., Class A	47,600	405,975
Jinan Acetate Chemical Co. Ltd.	117,000	3,026,971
Jinxin Fertility Group Ltd.(a)(b)	1,668,000	645,307
Jiumaojiu International Holdings Ltd.(a)(b)	1,569,000	580,790
JNBY Design Ltd.	1,197,000	2,273,905
Jointown Pharmaceutical Group Co. Ltd., Class A	1,287,200	892,868
Juneyao Airlines Co. Ltd., Class A	112,600	203,011
Kinetic Development Group Ltd.	9,670,000	1,416,886
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H(b)	78,000	163,012
Liaoning Port Co. Ltd., Class A	840,300	172,318
Livzon Pharmaceutical Group, Inc., Class A	625,200	3,052,904
Investments	Shares	Value
Livzon Pharmaceutical Group, Inc., Class H	560,700	$1,916,972
Meihua Holdings Group Co. Ltd., Class A	4,089,200	5,819,283
Meitu, Inc.(a)(b)	1,013,500	709,944
MicroPort NeuroScientific Corp.(b)	166,000	247,924
Nanjing Iron & Steel Co. Ltd., Class A	6,878,700	4,364,333
Onewo, Inc., Class H(b)	200,500	587,561
People.cn Co. Ltd., Class A	21,400	61,644
Poly Property Services Co. Ltd., Class H	201,600	811,033
Rockchip Electronics Co. Ltd., Class A	22,300	531,880
Sany Heavy Equipment International Holdings Co. Ltd.	2,061,000	1,260,923
Shandong Linglong Tyre Co. Ltd., Class A	29,300	71,537
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,268,800	3,270,060
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	8,239	96,724
Shanghai Chicmax Cosmetic Co. Ltd.(b)	79,600	485,971
Shanghai Conant Optical Co. Ltd., Class H(b)	350,000	1,243,847
Shanghai Electric Power Co. Ltd., Class A	122,600	156,078
Shanghai Jinjiang International Hotels Co. Ltd., Class A	16,200	59,530
Shanghai Lingang Holdings Corp. Ltd., Class A	193,900	252,186
Shanghai M&G Stationery, Inc., Class A	51,500	216,819
Shenzhen Capchem Technology Co. Ltd., Class A	87,400	399,476
Shenzhen Expressway Corp. Ltd., Class H(b)	3,090,000	2,525,918
Shenzhen Fortune Trend Technology Co. Ltd., Class A	9,645	193,221
Shenzhen Goodix Technology Co. Ltd., Class A	40,200	412,130
Shenzhen Kedali Industry Co. Ltd., Class A	23,700	397,452
Shenzhen Kinwong Electronic Co. Ltd., Class A	52,100	246,521
Sinoma International Engineering Co., Class A	556,100	733,211
Sinomine Resource Group Co. Ltd., Class A	119,200	526,449
Sinopec Engineering Group Co. Ltd., Class H	5,747,500	4,077,760
Southwest Securities Co. Ltd., Class A	492,200	293,996
Sunresin New Materials Co. Ltd., Class A	41,000	259,456
TangShan Port Group Co. Ltd., Class A	5,579,810	3,601,661
Tian Di Science & Technology Co. Ltd., Class A	1,239,694	1,093,662
Tian Lun Gas Holdings Ltd.	592,000	202,398
Tiangong International Co. Ltd.(b)	1,870,000	497,526
Tianli International Holdings Ltd.	793,000	386,292
Tianshui Huatian Technology Co. Ltd., Class A	276,800	403,815
Tong Ren Tang Technologies Co. Ltd., Class H	518,888	317,457
Tongkun Group Co. Ltd., Class A	279,800	451,321
Topchoice Medical Corp., Class A	47,700	297,194
TravelSky Technology Ltd., Class H	796,000	1,182,700
Wanguo Gold Group Ltd.	396,000	797,059
Weihai Guangwei Composites Co. Ltd., Class A	174,100	746,393
Western Superconducting Technologies Co. Ltd., Class A	72,884	464,935
Wintime Energy Group Co. Ltd., Class A	778,500	154,288
Wuchan Zhongda Group Co. Ltd., Class A	3,212,300	2,228,216
Xiamen Amoytop Biotech Co. Ltd., Class A	29,544	317,157
Xiamen C & D, Inc., Class A	4,224,248	6,028,909
Xiamen Tungsten Co. Ltd., Class A	301,600	801,953

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
Xtep International Holdings Ltd.	2,623,500	$1,709,593
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	47,300	302,123
Yifeng Pharmacy Chain Co. Ltd., Class A	16,700	57,253
Yihai International Holding Ltd.(b)	477,000	828,893
Yili Chuanning Biotechnology Co. Ltd., Class A	79,400	138,236
Yunda Holding Co. Ltd., Class A	301,900	286,281
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	15,800	93,962
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	1,036,100	778,583
Yunnan Copper Co. Ltd., Class A	1,285,900	2,288,318
Yunnan Tin Co. Ltd., Class A	206,500	433,412
Zhejiang Dingli Machinery Co. Ltd., Class A	60,900	495,270
Zhejiang Expressway Co. Ltd., Class H	5,334,000	4,346,562
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	245,400	526,878
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,239,400	2,099,571
Total China		162,271,123
Czech Republic – 0.5%
Moneta Money Bank AS(a)	1,143,879	7,238,817
Hungary – 0.2%
Magyar Telekom Telecommunications PLC	887,192	3,866,191
India – 10.0%
360 ONE WAM Ltd.	441,405	4,868,120
Aditya Birla Real Estate Ltd.	18,389	421,663
Aditya Birla Sun Life Asset Management Co. Ltd.	139,142	1,036,494
Advanced Enzyme Technologies Ltd.	59,353	194,053
Alembic Pharmaceuticals Ltd.	62,825	683,396
Alkyl Amines Chemicals	158	2,991
Amara Raja Energy & Mobility Ltd.	76,823	901,770
Anand Rathi Wealth Ltd.	26,654	596,306
Angel One Ltd.	97,351	2,634,676
Apar Industries Ltd.	15,155	982,280
Apollo Tyres Ltd.	463,500	2,310,383
Arvind Ltd.	565,963	2,086,791
Asahi India Glass Ltd.	45,730	322,112
Aster DM Healthcare Ltd.(a)	111,541	630,964
Atul Ltd.	7,348	527,558
Avanti Feeds Ltd.	84,785	906,301
Bajaj Consumer Care Ltd.*	214,876	395,323
Balmer Lawrie & Co. Ltd.	163,408	352,922
Balrampur Chini Mills Ltd.	57,341	367,302
Bata India Ltd.	41,162	587,482
Bayer CropScience Ltd.	25,666	1,474,273
BEML Ltd.	12,744	480,037
Bhansali Engineering Polymers Ltd.	231,982	295,594
Birla Corp. Ltd.	29,540	364,910
Birlasoft Ltd.	138,783	629,514
BLS International Services Ltd.	42,461	198,041
Brigade Enterprises Ltd.	42,926	490,493
Carborundum Universal Ltd.	46,959	557,179
Investments	Shares	Value
Care Ratings Ltd.	83,706	$1,083,142
Castrol India Ltd.	1,183,589	2,810,509
CCL Products India Ltd.	84,919	551,406
Ceat Ltd.	13,820	465,585
Cera Sanitaryware Ltd.	3,694	243,701
CESC Ltd.	2,403,390	4,326,369
Chambal Fertilisers & Chemicals Ltd.	389,284	2,848,836
Chennai Petroleum Corp. Ltd.	286,961	2,065,105
CIE Automotive India Ltd.	75,071	349,697
City Union Bank Ltd.	132,648	243,934
Clean Science & Technology Ltd.	27,810	379,818
CMS Info Systems Ltd.	105,038	567,080
Computer Age Management Services Ltd.	58,980	2,569,285
Concord Biotech Ltd.	26,658	524,162
CRISIL Ltd.	35,943	1,757,316
Crompton Greaves Consumer Electricals Ltd.	451,839	1,871,110
Cyient Ltd.	141,786	2,098,279
DB Corp. Ltd.	127,460	345,073
DCM Shriram Ltd.	28,771	363,254
Deepak Fertilisers & Petrochemicals Corp. Ltd.	81,227	1,060,757
Dhanuka Agritech Ltd.	16,852	255,099
Dr. Lal PathLabs Ltd.(a)	11,727	340,096
EIH Ltd.	127,359	526,736
Electrosteel Castings Ltd.	221,542	254,635
Elgi Equipments Ltd.	78,586	442,890
Emami Ltd.	329,509	2,235,599
Endurance Technologies Ltd.(a)	25,501	587,249
Engineers India Ltd.	720,722	1,354,044
EPL Ltd.	236,091	557,161
Equitas Small Finance Bank Ltd.(a)	300,104	193,041
FIEM Industries Ltd.	15,304	252,060
Finolex Cables Ltd.	46,150	493,154
Finolex Industries Ltd.	177,231	373,093
Firstsource Solutions Ltd.	458,987	1,827,141
Gabriel India Ltd.	69,123	468,732
Galaxy Surfactants Ltd.	17,449	418,166
Garden Reach Shipbuilders & Engineers Ltd.	20,194	398,269
GHCL Ltd.	266,082	1,914,072
Gillette India Ltd.	7,673	720,260
Gland Pharma Ltd.(a)	59,111	1,101,271
Godawari Power & Ispat Ltd.	241,194	508,279
Godfrey Phillips India Ltd.	28,341	2,244,534
Godrej Agrovet Ltd.(a)	107,784	950,444
Graphite India Ltd.	102,066	570,738
Great Eastern Shipping Co. Ltd.	346,222	3,773,819
Grindwell Norton Ltd.	31,277	620,874
Gujarat Mineral Development Corp. Ltd.	183,584	569,659
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	286,062	1,661,534
Gujarat Pipavav Port Ltd.	1,413,846	2,284,220
Gujarat State Petronet Ltd.	367,507	1,252,506
Gulf Oil Lubricants India Ltd.	37,244	499,426
Happiest Minds Technologies Ltd.	1,274	8,894
See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
HEG Ltd.	206,768	$1,168,071
Heidelberg Cement India Ltd.	328,742	760,734
Hindustan Copper Ltd.	228,421	590,050
IIFL Securities Ltd.	99,637	253,731
IndiaMart InterMesh Ltd.(a)	12,548	303,701
Indian Energy Exchange Ltd.(a)	291,409	599,268
Indo Count Industries Ltd.	51,058	151,700
Ingersoll Rand India Ltd.	16,641	696,411
Intellect Design Arena Ltd.	32,865	266,350
Ipca Laboratories Ltd.	39,874	700,655
IRB Infrastructure Developers Ltd.	1,786,270	943,788
Jammu & Kashmir Bank Ltd.	131,062	141,531
Jamna Auto Industries Ltd.	596,539	526,030
JB Chemicals & Pharmaceuticals Ltd.	50,770	964,168
Jindal Saw Ltd.	244,694	773,224
JK Cement Ltd.	15,013	866,406
JK Lakshmi Cement Ltd.	45,805	414,843
JK Paper Ltd.	172,503	630,394
JK Tyre & Industries Ltd.	92,299	299,609
Jubilant Ingrevia Ltd.	65,503	498,060
Jubilant Pharmova Ltd.	25,820	270,638
Jupiter Wagons Ltd.	30,736	132,783
Jyothy Labs Ltd.	143,252	550,902
Kajaria Ceramics Ltd.	53,273	535,332
Kalpataru Projects International Ltd.	73,498	837,975
Kansai Nerolac Paints Ltd.	307,112	836,835
Karnataka Bank Ltd.	491,236	1,010,662
Karur Vysya Bank Ltd.	769,937	1,884,836
KEC International Ltd.	39,750	364,027
Kfin Technologies Ltd.	42,630	513,520
Kirloskar Brothers Ltd.	10,854	217,493
Kirloskar Ferrous Industries Ltd.	60,265	331,494
Kirloskar Oil Engines Ltd.	63,450	534,302
Kirloskar Pneumatic Co. Ltd.	22,724	314,423
KRBL Ltd.	188,959	607,074
KSB Ltd.	33,192	277,194
LA Opala RG Ltd.	815	2,026
Laurus Labs Ltd.(a)	167,512	1,202,163
LG Balakrishnan & Bros Ltd.	25,830	359,953
LT Foods Ltd.	75,823	337,987
Mahanagar Gas Ltd.	139,058	2,256,474
Maharashtra Seamless Ltd.	32,879	262,636
Man Infraconstruction Ltd.	108,545	188,878
Mastek Ltd.	16,056	409,729
Mindspace Business Parks REIT(a)	576,143	2,526,003
Mishra Dhatu Nigam Ltd.(a)	28,706	91,314
MOIL Ltd.	87,410	330,322
MSTC Ltd.	52,423	312,738
Narayana Hrudayalaya Ltd.	24,651	488,002
Natco Pharma Ltd.	99,183	926,876
National Aluminium Co. Ltd.	1,401,533	2,878,248
Nava Ltd.	163,766	993,929
Investments	Shares	Value
Navin Fluorine International Ltd.	8,739	$430,532
Navneet Education Ltd.	43,756	71,481
NBCC India Ltd.	1,118,889	1,071,992
NCC Ltd.	523,120	1,282,087
NESCO Ltd.	35,324	376,725
Newgen Software Technologies Ltd.	13,895	161,965
NIIT Learning Systems Ltd.	74,614	361,972
NLC India Ltd.	600,920	1,720,168
NOCIL Ltd.	174,317	356,924
Orient Cement Ltd.	84,047	334,280
PCBL CHEMICAL Ltd.	381,445	1,889,318
PDS Ltd.	38,479	196,283
Praj Industries Ltd.	113,814	738,831
Puravankara Ltd.*	74,127	214,344
Quess Corp. Ltd.(a)	134,827	1,027,223
Railtel Corp. of India Ltd.	91,758	324,799
Rallis India Ltd.	118,096	296,067
Ratnamani Metals & Tubes Ltd.	15,544	471,180
RBL Bank Ltd.(a)	169,410	343,944
Redington Ltd.	1,966,927	5,590,862
Relaxo Footwears Ltd.	7,148	34,033
Rhi Magnesita India Ltd.	41,952	248,995
Route Mobile Ltd.	18,864	205,739
RR Kabel Ltd.	10,958	121,538
Sanofi India Ltd.	13,620	912,340
Saregama India Ltd.	41,435	248,036
Siyaram Silk Mills Ltd.	78,001	598,930
SKF India Ltd.	21,759	980,246
Sonata Software Ltd.	203,697	823,868
South Indian Bank Ltd.	1,137,435	307,007
Sula Vineyards Ltd.	38,176	120,304
Sumitomo Chemical India Ltd.	46,050	301,361
Sun TV Network Ltd.	237,451	1,805,625
Sundram Fasteners Ltd.	61,483	656,857
Supreme Petrochem Ltd.	91,982	676,689
Surya Roshni Ltd.	60,404	172,698
Symphony Ltd.	11,921	156,376
Tamilnad Mercantile Bank Ltd.	83,917	403,422
Tanla Platforms Ltd.	38,829	212,265
Tata Chemicals Ltd.	293,211	2,967,015
Techno Electric & Engineering Co. Ltd.	31,721	372,313
Thyrocare Technologies Ltd.(a)	43,080	342,558
Time Technoplast Ltd.	53,635	262,112
Tips Music Ltd.	45,958	339,957
Transport Corp. of India Ltd.	36,582	471,867
Trident Ltd.	1,338,473	380,061
Triveni Engineering & Industries Ltd.	107,926	485,444
Triveni Turbine Ltd.	55,056	363,036
TTK Prestige Ltd.	10,305	71,664
Ujjivan Small Finance Bank Ltd.(a)	178,243	71,758
Usha Martin Ltd.	167,312	660,361
UTI Asset Management Co. Ltd.	164,097	2,025,954

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
Vaibhav Global Ltd.	8,418	$21,568
Vardhman Textiles Ltd.	116,200	537,207
V-Guard Industries Ltd.	52,374	217,866
Vinati Organics Ltd.	20,057	370,986
VST Industries Ltd.	167,351	515,431
Welspun Corp. Ltd.	133,280	1,356,307
West Coast Paper Mills Ltd.	18,175	86,907
Whirlpool of India Ltd.	12,724	147,363
Zensar Technologies Ltd.	129,880	1,064,979
Total India		155,196,553
Indonesia – 2.4%
ABM Investama Tbk. PT	3,676,700	679,390
AKR Corporindo Tbk. PT	37,259,925	2,463,745
Aspirasi Hidup Indonesia Tbk. PT	24,087,000	727,264
Astra Otoparts Tbk. PT	3,429,700	409,037
Bank CIMB Niaga Tbk. PT	18,468,700	1,890,365
Bank Tabungan Negara Persero Tbk. PT	11,751,100	628,003
Bukit Asam Tbk. PT	32,135,900	4,890,246
Buma Internasional Grup Tbk PT	11,423,684	264,897
Ciputra Development Tbk. PT	13,818,900	625,856
Cisarua Mountain Dairy Tbk. PT	3,195,500	876,061
Dayamitra Telekomunikasi PT	41,823,700	1,426,956
Dharma Satya Nusantara Tbk. PT	15,309,600	702,614
Elnusa Tbk. PT	23,653,300	602,759
Erajaya Swasembada Tbk. PT	11,330,100	276,411
ESSA Industries Indonesia Tbk. PT	40,854,700	1,480,243
Indo Tambangraya Megah Tbk. PT, Class P	2,538,700	3,518,307
Indocement Tunggal Prakarsa Tbk. PT	1,200,200	376,874
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	26,698,670	902,854
Jasa Marga Persero Tbk. PT	4,013,800	964,669
Map Aktif Adiperkasa PT	4,239,700	168,974
Mayora Indah Tbk. PT	6,798,200	833,354
MD Entertainment Tbk. PT	1,527,600	261,980
Medco Energi Internasional Tbk. PT, Class T	9,609,100	594,766
Medikaloka Hermina Tbk. PT	5,751,500	368,152
Mitra Adiperkasa Tbk. PT	3,914,300	319,101
Mitra Keluarga Karyasehat Tbk. PT	6,309,000	853,391
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,151,600	340,751
Pakuwon Jati Tbk. PT	42,710,900	876,915
Perusahaan Gas Negara Tbk. PT	67,421,000	6,330,897
Sarana Menara Nusantara Tbk. PT	41,030,300	1,251,226
Summarecon Agung Tbk. PT	18,193,000	432,853
XL Axiata Tbk. PT	5,195,100	715,267
Total Indonesia		37,054,178
Malaysia – 5.9%
Aeon Co. M Bhd.	1,881,400	589,329
AFFIN Bank Bhd.	860,300	544,776
Alliance Bank Malaysia Bhd.	2,782,400	2,896,831
AMMB Holdings Bhd.	7,293,200	9,203,813
Bank Islam Malaysia Bhd.	3,803,300	2,194,129
Bermaz Auto Bhd.	5,924,100	1,481,859
Bursa Malaysia Bhd.	1,700,900	2,985,918
Investments	Shares	Value
Cahya Mata Sarawak Bhd.	1,439,000	$301,582
Carlsberg Brewery Malaysia Bhd., Class B	270,300	1,163,432
CTOS Digital Bhd.	1,780,200	461,348
Dayang Enterprise Holdings Bhd.	1,282,900	566,644
Dialog Group Bhd.	5,251,300	1,822,423
DRB-Hicom Bhd.	3,270,300	493,769
Eco World Development Group Bhd.	3,660,500	1,625,056
Farm Fresh Bhd.	400,400	157,904
Fraser & Neave Holdings Bhd.	343,400	1,880,478
Frontken Corp. Bhd.	784,700	659,590
Genting Malaysia Bhd.	11,272,500	4,216,868
Heineken Malaysia Bhd.	624,600	3,766,602
Hibiscus Petroleum Bhd.	2,375,260	1,011,660
IJM Corp. Bhd.	5,458,100	2,582,988
Inari Amertron Bhd.	6,471,575	2,960,518
IOI Properties Group Bhd.	3,816,300	1,702,822
KPJ Healthcare Bhd.	6,774,100	4,060,644
Leong Hup International Bhd.	4,534,062	648,818
Mah Sing Group Bhd.	2,358,300	669,624
Malayan Cement Bhd.	463,200	506,258
Malaysian Pacific Industries Bhd.	111,000	477,769
Malaysian Resources Corp. Bhd.	3,880,700	376,045
Matrix Concepts Holdings Bhd.	5,405,700	1,656,733
MBSB Bhd.	19,712,728	3,176,248
Mega First Corp. Bhd.	1,116,900	1,009,300
Mi Technovation Bhd.	1,045,400	428,761
My EG Services Bhd.	6,731,143	1,380,358
Nationgate Holdings Bhd.	593,900	179,341
QL Resources Bhd.	2,429,100	2,556,371
Sam Engineering & Equipment M Bhd.	277,400	231,922
Scientex Bhd.	1,228,200	982,560
Sime Darby Property Bhd.	4,201,300	1,268,674
SKP Resources Bhd.	2,196,300	447,922
SP Setia Bhd. Group	2,425,900	645,084
Sunway Construction Group Bhd.	369,800	365,008
Syarikat Takaful Malaysia Keluarga Bhd.	1,851,100	1,510,081
TIME dotCom Bhd.	4,195,000	4,717,307
TSH Resources Bhd.	7,319,100	1,979,250
Uchi Technologies Bhd.	1,467,900	1,032,078
UEM Sunrise Bhd.	1,113,700	189,486
Unisem M Bhd.	1,167,000	523,342
United Plantations Bhd.	1,625,250	8,204,079
Velesto Energy Bhd.	10,195,100	379,085
ViTrox Corp. Bhd.	518,600	351,772
VS Industry Bhd.	4,479,950	873,275
Westports Holdings Bhd.	4,154,800	4,494,206
Yinson Holdings Bhd.	1,442,494	715,152
Total Malaysia		91,306,892
Mexico – 3.4%
Alsea SAB de CV	737,530	1,568,917
Bolsa Mexicana de Valores SAB de CV	3,107,093	5,160,706
Corp. Inmobiliaria Vesta SAB de CV	2,283,685	5,227,474

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
FIBRA Macquarie Mexico(a)	3,027,064	$4,480,320
Genomma Lab Internacional SAB de CV, Class B	1,541,298	1,907,576
Gentera SAB de CV	4,313,046	6,647,213
Grupo Aeroportuario del Centro Norte SAB de CV	1,037,145	10,196,930
La Comer SAB de CV	355,199	585,625
Megacable Holdings SAB de CV, Series CPO	1,335,198	2,803,111
Operadora De Sites Mexicanos SAB de CV	2,144,919	1,522,331
Promotora y Operadora de Infraestructura SAB de CV	403,972	4,081,533
Qualitas Controladora SAB de CV	764,043	6,641,319
Regional SAB de CV	262,227	1,669,373
Total Mexico		52,492,428
Philippines – 0.8%
Century Pacific Food, Inc.	650,300	415,351
DigiPlus Interactive Corp.	1,478,500	932,702
DMCI Holdings, Inc.	7,481,600	1,500,896
GT Capital Holdings, Inc.	60,450	537,685
LT Group, Inc.	4,010,900	853,696
Manila Water Co., Inc.	3,514,300	1,937,548
Megaworld Corp.	32,579,000	1,019,072
Puregold Price Club, Inc.	3,692,600	1,813,230
Robinsons Land Corp.	5,377,626	1,103,247
Semirara Mining & Power Corp.	3,864,000	2,380,183
Total Philippines		12,493,610
Poland – 3.2%
Alior Bank SA	398,654	12,310,164
Asseco Poland SA	184,071	7,499,540
Auto Partner SA	71,041	329,742
Budimex SA	52,720	7,687,767
CD Projekt SA	46,236	2,525,215
Eurocash SA	5,903	13,395
Grupa Kety SA	51,732	11,032,069
Orange Polska SA	2,059,191	4,650,437
Text SA	107,170	1,461,912
Warsaw Stock Exchange	169,661	1,984,045
Total Poland		49,494,286
Saudi Arabia – 4.5%
Abdullah Al Othaim Markets Co.	1,517,135	3,955,528
Al Babtain Power & Telecommunication Co.	73,482	901,115
Al Hammadi Holding	137,864	1,530,760
Al Jouf Agricultural Development Co.	18,559	249,855
Al Masane Al Kobra Mining Co.	34,283	529,174
Alamar Foods	12,234	241,347
Alandalus Property Co.	97,708	612,124
Alaseel Co.	445,708	489,541
Al-Dawaa Medical Services Co.	48,642	1,071,107
Aldrees Petroleum & Transport Services Co.	53,978	2,003,076
AlJazira Takaful Ta’awuni Co.	112,349	451,660
Almunajem Foods Co.	49,163	1,140,247
Arabian Cement Co.	46,713	334,990
Arabian Drilling Co.	40,199	1,026,649
Astra Industrial Group	72,061	2,996,858
Ataa Educational Co.	25,291	485,445
Investments	Shares	Value
Bawan Co.	106,771	$1,494,356
Catrion Catering Holding Co.	71,798	2,365,768
City Cement Co.	233,997	1,309,999
East Pipes Integrated Co. for Industry	12,569	501,942
Eastern Province Cement Co.	214,280	2,062,197
Electrical Industries Co.	1,362,745	2,201,550
First Milling Co.	58,149	971,966
Gulf Insurance Group	100,240	724,189
Leejam Sports Co. JSC	43,391	1,749,012
Maharah Human Resources Co.	552,290	893,711
Mobile Telecommunications Co. Saudi Arabia	1,283,934	3,854,095
Modern Mills Co.	107,476	1,161,833
National Co. for Glass Industries	15,207	192,565
National Co. for Learning & Education	14,253	606,430
National Gas & Industrialization Co.	42,312	1,049,030
National Medical Care Co.	13,082	559,397
Northern Region Cement Co.	148,118	354,589
Qassim Cement Co.	82,450	1,156,159
Retal Urban Development Co.	270,093	1,260,064
Riyadh Cables Group Co.	53,547	1,812,927
Riyadh Cement Co.	303,674	2,971,085
Saudi Automotive Services Co.	45,639	826,128
Saudi Cement Co.	265,352	3,183,290
Saudi Chemical Co. Holding*	352,118	811,981
Saudi Ground Services Co.	166,389	2,288,841
Saudi Paper Manufacturing Co.	18,903	296,816
Saudi Steel Pipe Co.	21,430	350,778
Saudia Dairy & Foodstuff Co.	30,871	2,477,186
Southern Province Cement Co.	20,133	178,729
Sumou Real Estate Co.	37,912	483,110
Sustained Infrastructure Holding Co.	116,389	933,942
Tanmiah Food Co.	19,768	648,200
Theeb Rent A Car Co.	61,090	1,140,012
United Electronics Co.	132,474	3,326,771
United International Transportation Co.	86,783	1,922,547
Yamama Cement Co.	192,050	2,012,094
Yanbu Cement Co.	236,143	1,484,432
Zahrat Al Waha For Trading Co., Class C	48,460	403,715
Total Saudi Arabia		70,040,912
South Africa – 9.0%
Afrimat Ltd.(b)	347,782	1,099,210
AVI Ltd.	1,533,736	7,393,528
Barloworld Ltd.	548,289	3,151,069
Coronation Fund Managers Ltd.	2,000,388	4,229,856
DataTec Ltd.	493,165	1,488,727
Dis-Chem Pharmacies Ltd.(a)	585,897	965,245
DRDGOLD Ltd.	1,526,076	2,356,503
Equites Property Fund Ltd.(b)	4,314,080	3,295,626
Foschini Group Ltd.	831,927	5,623,408
Grindrod Ltd.	2,245,837	1,488,522
Growthpoint Properties Ltd.	16,403,098	11,549,656
Hosken Consolidated Investments Ltd.	44,768	328,508
Hyprop Investments Ltd.	2,363,927	5,358,452
Investec Ltd.	1,171,950	7,262,281
JSE Ltd.	314,444	2,118,132
Life Healthcare Group Holdings Ltd.	1,656,427	1,245,569

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
Momentum Group Ltd.	5,073,364	$8,609,208
Motus Holdings Ltd.	780,190	3,696,505
Mr. Price Group Ltd.	764,695	9,213,228
Netcare Ltd.	4,142,151	2,966,095
Old Mutual Ltd.	22,385,397	14,483,888
Omnia Holdings Ltd.	603,708	2,204,505
PSG Financial Services Ltd.	1,786,577	1,754,337
Redefine Properties Ltd.	36,577,201	8,313,046
Resilient REIT Ltd.	1,878,396	5,807,208
Reunert Ltd.	550,144	1,811,190
Santam Ltd.	146,977	2,981,910
Sun International Ltd.	731,548	1,649,095
Tiger Brands Ltd.	687,637	10,389,387
Truworths International Ltd.	1,233,883	4,827,681
Wilson Bayly Holmes-Ovcon Ltd.	84,265	827,352
Total South Africa		138,488,927
South Korea – 11.1%
Advanced Process Systems Corp.	20,062	230,934
Aekyung Industrial Co. Ltd.	9,374	83,013
Ahnlab, Inc.	4,604	232,936
Asia Cement Co. Ltd.	68,477	465,504
Asia Paper Manufacturing Co. Ltd.	105,600	476,903
BGF retail Co. Ltd.	19,093	1,418,522
BH Co. Ltd.	19,555	181,672
Binggrae Co. Ltd.	14,819	938,956
BNK Financial Group, Inc.	1,201,443	8,363,186
Boryung	48,750	287,037
Caregen Co. Ltd.	68,740	1,169,397
Cheil Worldwide, Inc.	398,417	4,875,704
Cheryong Electric Co. Ltd.	5,880	126,585
Chong Kun Dang Pharmaceutical Corp.	5,478	289,432
CJ CheilJedang Corp.	9,772	1,635,856
CJ Corp.	33,969	2,682,917
CJ Logistics Corp.	6,944	406,973
Classys, Inc.	6,502	249,041
CLIO Cosmetics Co. Ltd.	15,457	195,036
Coway Co. Ltd.	123,050	6,768,795
CS Wind Corp.	6,576	151,393
Cuckoo Homesys Co. Ltd.	21,407	300,934
Daesang Corp.	60,168	941,849
Daesang Holdings Co. Ltd.	49,087	369,361
Daewon Pharmaceutical Co. Ltd.	32,825	300,274
Daewoong Pharmaceutical Co. Ltd.	912	69,987
Daishin Securities Co. Ltd.	204,330	2,250,752
DB HiTek Co. Ltd.	54,880	1,593,290
DGB Financial Group, Inc.	812,096	4,952,545
DongKook Pharmaceutical Co. Ltd., Class L	29,779	295,464
Dongkuk Industries Co. Ltd.	47,949	114,785
Dongkuk Steel Mill Co. Ltd.	202,666	1,218,061
Dongsuh Cos., Inc.	168,991	3,058,479
Dongsung Finetec Co. Ltd.	65,531	976,846
Dongwon F&B Co. Ltd.	13,398	292,072
Dongwon Industries Co. Ltd.	32,275	760,572
Dongwon Systems Corp.	8,549	189,558
Doosan Bobcat, Inc.	170,452	5,787,844
Douzone Bizon Co. Ltd.	7,666	286,857
Ecopro HN Co. Ltd.	6,664	115,177
Investments	Shares	Value
F&F Co. Ltd.	25,621	$1,103,138
Fila Holdings Corp.	67,926	1,750,623
GOLFZON Co. Ltd.	157	6,770
Grand Korea Leisure Co. Ltd.	91,583	664,871
GS Holdings Corp.	150,243	3,754,800
GS Retail Co. Ltd.	45,485	440,486
Hana Tour Service, Inc.	63,109	2,305,782
Hancom, Inc.	29,403	362,021
Handsome Co. Ltd.*	52,465	545,494
Hanil Cement Co. Ltd.	93,559	1,008,340
Hanjin Kal Corp.	12,630	695,615
Hanjin Transportation Co. Ltd.	31,616	414,390
Hankook & Co. Co. Ltd.	104,091	1,070,953
Hanmi Science Co. Ltd.	22,969	411,024
Hansae Co. Ltd.	50,861	384,437
Hanwha General Insurance Co. Ltd.	171,420	461,001
Hanwha Life Insurance Co. Ltd.*	884,040	1,527,933
Hanwha Systems Co. Ltd.	89,245	1,945,511
HD Hyundai Construction Equipment Co. Ltd.	26,513	1,182,957
HD Hyundai Infracore Co. Ltd.	198,967	1,137,726
HDC Holdings Co. Ltd.	61,003	616,866
HDC Hyundai Development Co.-Engineering & Construction, Class E	72,191	980,523
Hite Jinro Co. Ltd.	77,689	1,014,574
HK inno N Corp.	10,194	240,918
HL Mando Co. Ltd.	23,840	624,940
Hotel Shilla Co. Ltd.*	788	20,603
HPSP Co. Ltd.	15,938	283,042
Humedix Co. Ltd.	15,417	407,281
Huons Co. Ltd.	22,239	370,776
Hyosung Heavy Industries Corp.	2,055	598,009
Hyosung TNC Corp.	5,443	802,126
Hyundai Autoever Corp.	4,276	346,436
Hyundai Department Store Co. Ltd.*	17,060	693,986
Hyundai Marine & Fire Insurance Co. Ltd.*	227,037	3,368,936
Hyundai Wia Corp.	27,707	831,680
HyVision System, Inc.	33,162	350,650
Iljin Electric Co. Ltd.	16,340	276,310
Innocean Worldwide, Inc.	88,623	1,052,041
JB Financial Group Co. Ltd.	446,475	5,278,866
JW Pharmaceutical Corp.	1,597	22,504
JYP Entertainment Corp.	18,393	739,467
K Car Co. Ltd.	88,465	777,411
KEPCO Engineering & Construction Co., Inc.	7,520	293,650
KEPCO Plant Service & Engineering Co. Ltd.	60,421	1,715,177
KG Dongbusteel	25,296	100,669
KISWIRE Ltd.	23,519	268,013
KIWOOM Securities Co. Ltd.	31,836	2,743,625
Koh Young Technology, Inc.	10,505	96,881
Kolmar BNH Co. Ltd.	49,065	404,516
Kolmar Korea Co. Ltd.	12,096	515,056
Kolon Industries, Inc.	28,181	558,835
Korea Aerospace Industries Ltd.	26,215	1,335,229
Korea Electric Terminal Co. Ltd.	9,013	409,487
Korea Electronic Power Industrial Development Co. Ltd.	3,339	21,655
Korea Investment Holdings Co. Ltd.	127,635	6,327,576

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
Korea United Pharm, Inc.	30,035	$396,727
Korean Reinsurance Co.	641,027	3,556,666
Kumho Petrochemical Co. Ltd.	19,984	1,638,077
Kyung Dong Navien Co. Ltd.	6,457	314,847
LEENO Industrial, Inc.	13,118	1,675,719
LG Uplus Corp.	916,444	6,410,440
LIG Nex1 Co. Ltd.	13,750	2,315,789
Lotte Innovate Co. Ltd.	18,804	227,308
Lotte Rental Co. Ltd.	46,618	895,952
Lotte Shopping Co. Ltd.	33,847	1,392,956
LS Electric Co. Ltd.	13,354	1,589,784
LX Hausys Ltd.	18,584	370,418
LX INTERNATIONAL Corp.	74,307	1,271,672
LX Semicon Co. Ltd.	37,223	1,357,470
MegaStudyEdu Co. Ltd.	12,936	355,356
Mirae Asset Securities Co. Ltd.	566,351	3,526,953
Nexen Tire Corp.*	40,093	147,030
NH Investment & Securities Co. Ltd.	625,454	5,955,087
NHN KCP Corp.	40,424	204,522
NICE Information Service Co. Ltd.	131,458	1,040,951
NongShim Co. Ltd.	3,341	917,782
Orion Corp.	21,369	1,710,971
Paradise Co. Ltd.	60,422	448,497
Partron Co. Ltd.	65,972	299,730
PharmaResearch Co. Ltd.	3,477	783,948
Philoptics Co. Ltd.*	18,194	411,450
Poongsan Corp.	32,256	1,358,147
Posco DX Co. Ltd.	16,493	273,297
PSK Holdings, Inc.	4,201	99,711
S-1 Corp.	63,943	2,796,556
Samsung Securities Co. Ltd.	202,212	6,213,985
SAMT Co. Ltd.	264,324	480,181
Samyang Corp.	17,230	513,682
Samyang Foods Co. Ltd.	2,384	1,392,353
SeAH Besteel Holdings Corp.	61,065	724,901
Seegene, Inc.	68,352	1,025,860
Sejin Heavy Industries Co. Ltd.	51,765	231,317
SFA Engineering Corp.	325	4,679
SGC Energy Co. Ltd.	37,789	568,439
Shinsegae International, Inc.	8,562	55,006
Shinsegae, Inc.	6,567	611,433
SL Corp.	30,882	804,295
SM Entertainment Co. Ltd.	7,464	543,896
SNT Motiv Co. Ltd.	52,571	921,108
Soop Co. Ltd.	6,738	372,020
Soulbrain Co. Ltd.	886	113,480
ST Pharm Co. Ltd.	5,253	257,210
Sungwoo Hitech Co. Ltd.	31,406	115,173
TKG Huchems Co. Ltd.	82,713	881,898
Tokai Carbon Korea Co. Ltd.	5,471	295,750
Tongyang Life Insurance Co. Ltd.	175,924	610,507
TS Corp.	208,487	386,533
Unid Co. Ltd.	12,525	604,773
Total South Korea		172,238,977
Taiwan – 25.5%
AcBel Polytech, Inc.	332,000	288,978
Adlink Technology, Inc.	92,000	224,441
Investments	Shares	Value
Advanced Energy Solution Holding Co. Ltd.	53,000	$1,329,689
Advancetek Enterprise Co. Ltd.	796,000	1,956,286
Alexander Marine Co. Ltd.	2,508	12,501
Allied Supreme Corp.	145,000	1,181,312
Allis Electric Co. Ltd.	158,207	478,874
Alltek Technology Corp.	796,240	907,693
AMPOC Far-East Co. Ltd.	413,000	1,117,006
AP Memory Technology Corp.	158,000	1,196,807
Apacer Technology, Inc.	115,000	160,884
Arcadyan Technology Corp.	478,681	3,243,829
Asia Optical Co., Inc.	373,000	1,539,071
ASMedia Technology, Inc.	34,000	1,792,034
ASROCK, Inc.	118,000	657,481
Bank of Kaohsiung Co. Ltd.	706,000	243,467
BenQ Materials Corp.	475,000	366,953
BES Engineering Corp.	3,269,000	1,048,561
Bizlink Holding, Inc.	158,000	2,398,374
Bora Pharmaceuticals Co. Ltd.	59,000	1,199,458
C Sun Manufacturing Ltd.	37,000	160,470
Capital Futures Corp.	538,180	796,673
Capital Securities Corp.	7,258,340	5,541,719
Cathay Consolidated, Inc.	158,000	445,412
Cathay Real Estate Development Co. Ltd.	1,156,000	748,558
Central Reinsurance Co. Ltd.	1,473,000	1,204,486
Century Iron & Steel Industrial Co. Ltd.	142,000	677,871
Charoen Pokphand Enterprise	475,100	1,409,453
CHC Resources Corp.	85,000	179,203
Chenbro Micom Co. Ltd.	60,000	452,677
Cheng Loong Corp.	1,747,000	986,560
Cheng Uei Precision Industry Co. Ltd.	796,000	1,318,575
Chicony Electronics Co. Ltd.	1,791,652	9,065,508
Chicony Power Technology Co. Ltd.	530,625	1,813,898
China Bills Finance Corp.	1,749,000	790,151
China General Plastics Corp.	620,000	224,080
China Metal Products	392,000	342,384
China Steel Chemical Corp.(b)	159,726	455,089
China Wire & Cable Co. Ltd.	159,000	164,495
Chin-Poon Industrial Co. Ltd.	356,000	344,715
ChipMOS Technologies, Inc.	1,429,000	1,248,129
Chong Hong Construction Co. Ltd.	657,000	1,958,979
Chun Yuan Steel Industry Co. Ltd.	1,114,000	682,777
Chung-Hsin Electric & Machinery Manufacturing Corp.	561,000	2,213,418
Cleanaway Co. Ltd.	211,161	1,211,540
Compeq Manufacturing Co. Ltd.	2,627,000	4,478,223
Continental Holdings Corp.	1,745,000	1,437,414
CTCI Corp.	1,121,190	1,345,664
Cub Elecparts, Inc.	13,000	31,284
Cyberlink Corp.	75,000	245,087
CyberPower Systems, Inc.	102,000	858,640
DA CIN Construction Co. Ltd.	1,114,000	1,966,129
Da-Li Development Co. Ltd.	480,916	695,248
Darfon Electronics Corp.	588,000	702,182
Daxin Materials Corp.	86,000	424,787
Delpha Construction Co. Ltd.	475,000	560,086
Depo Auto Parts Ind Co. Ltd.	232,000	1,348,573
Dynamic Holding Co. Ltd.	72,000	98,017
See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
Edom Technology Co. Ltd.	158,000	$123,250
Elan Microelectronics Corp.	158,409	648,855
Ennoconn Corp.	159,243	1,354,902
Eternal Materials Co. Ltd.	1,735,319	1,452,959
Evergreen Aviation Technologies Corp.	159,000	469,781
Evergreen International Storage & Transport Corp.	1,675,000	1,594,157
Everlight Electronics Co. Ltd.	1,105,165	2,719,433
Far Eastern Department Stores Ltd.	2,760,841	2,016,426
Far Eastern International Bank	9,253,670	3,734,634
Faraday Technology Corp.	158,582	1,014,944
Farglory F T Z Investment Holding Co. Ltd.(b)	71,429	82,610
Farglory Land Development Co. Ltd.	805,640	1,674,246
FDC International Hotels Corp.	102,000	169,270
Feng Hsin Steel Co. Ltd.	708,950	1,445,551
FIC Global, Inc.	158,000	164,412
Flytech Technology Co. Ltd.	545,000	1,994,353
Formosa Advanced Technologies Co. Ltd.	158,000	135,146
Formosa International Hotels Corp.	158,000	982,667
Formosa Laboratories, Inc.	33,000	64,703
Formosa Sumco Technology Corp.	33,000	81,400
Fositek Corp.	17,871	311,642
Foxsemicon Integrated Technology, Inc.	439,197	3,571,514
Fulgent Sun International Holding Co. Ltd.	324,368	1,167,441
Fusheng Precision Co. Ltd.	364,000	3,820,616
G Shank Enterprise Co. Ltd.	475,103	1,159,050
Gemtek Technology Corp.	1,114,000	974,677
Genius Electronic Optical Co. Ltd.(b)	158,280	1,868,707
Getac Holdings Corp.	1,325,292	4,530,401
Giant Manufacturing Co. Ltd.	591,051	2,501,097
Global Brands Manufacture Ltd.	793,400	1,529,331
Global Mixed Mode Technology, Inc.	194,000	1,329,267
Global PMX Co. Ltd.	103,000	310,218
Gold Circuit Electronics Ltd.	347,000	2,100,655
Goldsun Building Materials Co. Ltd.	3,333,000	4,090,648
Gourmet Master Co. Ltd.	200,000	548,151
Grape King Bio Ltd.	284,988	1,210,249
Great Wall Enterprise Co. Ltd.	1,429,259	2,483,796
Greatek Electronics, Inc.	1,052,000	1,825,019
HD Renewable Energy Co. Ltd.	57,583	347,727
Highwealth Construction Corp.	1,277,447	1,671,714
Hiwin Technologies Corp.	361,000	2,620,315
Hiyes International Co. Ltd.	159,000	699,164
Holy Stone Enterprise Co. Ltd.	130,900	344,178
Hong TAI Electric Industrial	475,000	471,388
Hsin Kuang Steel Co. Ltd.	228,000	320,343
Huaku Development Co. Ltd.	1,059,425	3,509,879
Huang Hsiang Construction Corp.	167,000	323,915
Hung Ching Development & Construction Co. Ltd.	159,000	157,073
Hung Sheng Construction Ltd.	476,000	363,424
IBF Financial Holdings Co. Ltd.	7,464,000	2,877,470
Ichia Technologies, Inc.	475,000	515,021
Iron Force Industrial Co. Ltd.	220,905	582,826
ITE Technology, Inc.	401,000	1,684,798
J&V Energy Technology Co. Ltd.	118,000	536,646
JPC connectivity, Inc.	194,000	709,916
JSL Construction & Development Co. Ltd.	61,480	154,059
Investments	Shares	Value
Kaori Heat Treatment Co. Ltd.	58,577	$391,660
Kenda Rubber Industrial Co. Ltd.	2,065,000	1,632,595
Kindom Development Co. Ltd.	921,200	1,476,029
King Slide Works Co. Ltd.	124,004	6,162,385
King Yuan Electronics Co. Ltd.	1,825,000	4,820,495
King’s Town Bank Co. Ltd.(b)	3,971,000	5,860,372
Kinik Co.	158,495	1,028,708
Kinpo Electronics	1,016,000	654,842
KMC Kuei Meng International, Inc.	100,000	337,324
KS Terminals, Inc.	143,000	260,137
Kung Long Batteries Industrial Co. Ltd.	334,000	1,508,923
L&K Engineering Co. Ltd.	302,981	2,121,620
Lelon Electronics Corp.	478,000	1,157,479
Lian HWA Food Corp.	159,282	611,654
Lien Hwa Industrial Holdings Corp.	1,240,078	1,820,761
Lintes Technology Co. Ltd.	69,406	259,208
Lion Travel Service Co. Ltd.	377,000	1,419,321
Lotus Pharmaceutical Co. Ltd.	143,000	956,133
Machvision, Inc.	145,000	2,054,740
Makalot Industrial Co. Ltd.	612,218	5,651,527
Marketech International Corp.	158,000	742,354
Mayer Steel Pipe Corp.	528,000	435,726
Merida Industry Co. Ltd.	415,043	1,881,303
Merry Electronics Co. Ltd.	782,622	2,840,327
METAAGE Corp.	24,000	34,552
momo.com, Inc.	162,000	1,695,505
MSSCORPS Co. Ltd.	81,897	323,123
Nak Sealing Technologies Corp.	121,000	422,739
Namchow Holdings Co. Ltd.	198,000	282,964
Nan Pao Resins Chemical Co. Ltd., Class L	158,000	1,717,883
Nichidenbo Corp.	1,083,000	2,208,240
Nien Made Enterprise Co. Ltd.	285,000	3,381,974
Nuvoton Technology Corp.	377,872	880,876
O-Bank Co. Ltd.	3,967,000	1,176,868
Orient Semiconductor Electronics Ltd.	257,000	244,209
Pan Jit International, Inc.	676,000	1,030,212
Pan-International Industrial Corp.	952,000	1,284,530
Pegavision Corp.(b)	69,000	746,058
Phoenix Silicon International Corp.	158,000	552,007
Posiflex Technology, Inc.	187,000	1,509,404
Pou Chen Corp.	5,068,000	5,388,161
Powertech Technology, Inc.	2,257,000	8,293,171
President Securities Corp.	1,113,520	818,309
Primax Electronics Ltd.	1,747,000	4,361,909
Prince Housing & Development Corp.	2,064,000	624,748
Promate Electronic Co. Ltd.	796,000	1,630,239
Qisda Corp.	4,950,000	4,330,924
Raydium Semiconductor Corp.	159,000	1,623,402
Rechi Precision Co. Ltd.	793,000	723,677
Rexon Industrial Corp. Ltd.	202,000	188,600
Ruentex Engineering & Construction Co.	118,000	627,272
Run Long Construction Co. Ltd.	319,000	336,750
Sakura Development Co. Ltd.	98,000	185,950
San Fu Chemical Co. Ltd.	158,000	504,420
Sanyang Motor Co. Ltd.	932,000	1,973,333
Scientech Corp.(b)	29,000	240,193

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
ScinoPharm Taiwan Ltd.	123,000	$77,795
SDI Corp.	159,000	386,935
Sercomm Corp.	534,488	1,883,445
Sesoda Corp.	802,000	867,158
ShenMao Technology, Inc.	158,000	281,238
Shihlin Electric & Engineering Corp.	180,000	794,217
Shin Zu Shing Co. Ltd.	523,072	3,544,649
Shinfox Energy Co. Ltd.	61,988	156,265
Shinkong Insurance Co. Ltd.	552,000	1,845,403
Shiny Chemical Industrial Co. Ltd.	158,637	635,456
ShunSin Technology Holding Ltd.	19,000	87,268
Sigurd Microelectronics Corp.	2,064,000	4,736,896
Sinbon Electronics Co. Ltd.	386,120	2,959,643
Sincere Navigation Corp.	271,000	200,786
Sinon Corp.	1,748,000	2,205,894
Sinyi Realty, Inc.	1,148,000	997,509
Sitronix Technology Corp.	363,000	2,104,585
Sonix Technology Co. Ltd.	417,000	487,301
Standard Chemical & Pharmaceutical Co. Ltd.	159,000	287,807
Standard Foods Corp.	454,896	469,932
Stark Technology, Inc.	387,000	1,585,182
Sunny Friend Environmental Technology Co. Ltd., Class T	169,000	414,833
Sunonwealth Electric Machine Industry Co. Ltd.	231,000	610,156
Sunrex Technology Corp.	486,000	894,348
Supreme Electronics Co. Ltd.	1,565,868	2,565,566
Swancor Holding Co. Ltd.	247,000	531,903
Symtek Automation Asia Co. Ltd.	138,118	765,416
Syncmold Enterprise Corp.	389,000	1,098,959
Synnex Technology International Corp.	4,603,600	9,899,768
Systex Corp.	475,000	1,809,728
TA Chen Stainless Pipe	4,585,800	6,802,218
Ta Ya Electric Wire & Cable(b)	477,976	564,315
Taichung Commercial Bank Co. Ltd.	5,210,174	3,224,729
TaiDoc Technology Corp.	159,000	689,587
Taiflex Scientific Co. Ltd.	25,000	32,678
Tainan Spinning Co. Ltd.	1,517,000	612,237
Taiwan Business Bank	3,405,810	1,497,623
Taiwan Cogeneration Corp.	364,223	450,857
Taiwan Fertilizer Co. Ltd.	1,859,000	2,838,681
Taiwan FU Hsing Industrial Co. Ltd.	602,000	941,007
Taiwan Hon Chuan Enterprise Co. Ltd.	533,608	2,362,484
Taiwan Mask Corp.	27,000	30,617
Taiwan Navigation Co. Ltd.	1,322,000	1,204,442
Taiwan Paiho Ltd.	475,000	902,718
Taiwan PCB Techvest Co. Ltd.	666,302	640,164
Taiwan Sakura Corp.	478,000	1,307,203
Taiwan Secom Co. Ltd.	507,000	1,862,932
Taiwan Surface Mounting Technology Corp.	909,000	2,902,010
Teco Electric & Machinery Co. Ltd.	3,018,000	4,453,942
Test Research, Inc.	793,115	2,615,649
Thinking Electronic Industrial Co. Ltd.(b)	158,000	694,767
Thye Ming Industrial Co. Ltd.	475,000	1,058,655
Ton Yi Industrial Corp.	2,388,000	1,226,275
Tong Hsing Electronic Industries Ltd.	304,214	1,012,443
Tong Yang Industry Co. Ltd.	1,074,685	4,159,236
Topco Scientific Co. Ltd.	474,776	3,732,145
Investments	Shares	Value
Topkey Corp.	297,000	$1,757,714
Transcend Information, Inc.	793,479	2,401,766
Tripod Technology Corp.	1,157,928	6,835,446
TSEC Corp.	223,000	113,842
TSRC Corp.	525,000	306,754
Ttet Union Corp.	90,000	406,596
Tung Ho Steel Enterprise Corp.	1,201,722	2,576,993
TXC Corp.	1,429,549	3,961,103
TYC Brother Industrial Co. Ltd.(b)	475,000	773,963
U-Ming Marine Transport Corp.	1,255,420	2,435,029
Union Bank of Taiwan	1,114,283	568,846
United Integrated Services Co. Ltd.	796,000	10,944,176
Universal Cement Corp.	1,428,365	1,256,178
VisEra Technologies Co. Ltd.	78,000	513,305
Visual Photonics Epitaxy Co. Ltd.	158,750	542,674
Waffer Technology Corp.	158,500	231,049
Wah Lee Industrial Corp.	478,580	1,419,777
Walsin Technology Corp.	397,000	1,034,275
Weikeng Industrial Co. Ltd.	2,048,431	2,072,955
Weltrend Semiconductor	158,000	237,934
Winmate, Inc.	158,000	690,008
WinWay Technology Co. Ltd.	56,000	1,612,409
Wisdom Marine Lines Co. Ltd.	879,000	1,861,116
Wistron NeWeb Corp.	478,587	2,010,779
Wowprime Corp.	73,000	494,692
Yankey Engineering Co. Ltd.	201,000	2,363,994
Yem Chio Co. Ltd.	2,064,000	1,078,545
YFY, Inc.	1,747,000	1,496,940
Yulon Motor Co. Ltd.	378,496	472,514
YungShin Global Holding Corp.	475,000	806,867
Zenitron Corp.	855,000	845,923
Zero One Technology Co. Ltd.	487,000	1,789,444
Zhen Ding Technology Holding Ltd.	1,076,000	3,354,145
Zippy Technology Corp.	652,000	1,152,696
Zyxel Group Corp.	94,000	94,418
Total Taiwan		394,066,232
Thailand – 4.6%
Amata Corp. PCL, NVDR	2,551,000	1,533,984
Bangchak Corp. PCL, NVDR	1,822,100	2,040,967
Bangchak Sriracha PCL, NVDR(b)	3,467,400	551,922
Bangkok Chain Hospital PCL, NVDR	3,805,600	1,570,476
Banpu PCL, NVDR	27,026,800	3,282,253
BCPG PCL, NVDR	3,853,612	783,785
Berli Jucker PCL, NVDR	1,975,700	1,316,163
Central Plaza Hotel PCL, NVDR	904,300	766,356
Chularat Hospital PCL, NVDR	17,469,900	875,426
Com7 PCL, NVDR	1,778,100	1,006,323
Ditto Thailand PCL, NVDR	724,200	232,683
Erawan Group PCL, NVDR	9,979,700	782,491
Gunkul Engineering PCL, NVDR	20,727,300	940,900
Ichitan Group PCL, NVDR	4,211,600	1,402,832
KCE Electronics PCL, NVDR	1,330,000	615,505
Kiatnakin Phatra Bank PCL, NVDR	1,927,600	3,096,660
Land & Houses PCL, NVDR	14,040,500	1,754,804
Mega Lifesciences PCL, NVDR	1,372,400	1,183,278
MK Restaurants Group PCL, NVDR	1,062,000	588,522

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025
Investments	Shares	Value
Moshi Moshi Retail Corp. PLC, NVDR	453,800	$498,277
Northeast Rubber PCL, NVDR	11,545,175	1,599,479
Osotspa PCL, NVDR(b)	8,354,300	3,324,482
Precious Shipping PCL, NVDR	4,718,300	862,298
Prima Marine PCL, NVDR	6,633,300	1,280,711
PTG Energy PCL, NVDR	3,252,700	651,978
Quality Houses PCL, NVDR	44,669,800	2,027,752
Ratch Group PCL, NVDR	1,170,100	870,892
Rojana Industrial Park PCL, NVDR	6,328,000	1,063,216
Sansiri PCL, NVDR	75,635,900	3,165,895
SCGJWD Logistics PCL, NVDR	2,356,900	479,370
Siam City Cement PCL, NVDR	489,800	2,295,599
SISB PCL, NVDR	723,300	343,261
Star Petroleum Refining PCL, NVDR	7,142,300	1,136,873
Supalai PCL, NVDR	6,419,900	3,027,808
Thai Oil PCL, NVDR	3,246,000	2,344,200
Thai Vegetable Oil PCL, NVDR	1,891,155	1,198,521
Tipco Asphalt PCL, NVDR	6,498,000	2,719,870
Tisco Financial Group PCL, NVDR	4,171,800	12,174,155
TTW PCL, NVDR	4,742,600	1,216,231
WHA Corp. PCL, NVDR	31,468,800	3,172,389
WHA Utilities & Power PCL, NVDR	11,995,100	1,251,663
Total Thailand		71,030,250
Turkey – 1.0%
AG Anadolu Grubu Holding AS	46,012	357,876
Agesa Hayat ve Emeklilik AS	69,963	235,727
Akcansa Cimento AS	93,801	407,967
Alfa Solar Enerji Sanayi VE Ticaret AS	140,236	190,810
Anadolu Efes Biracilik ve Malt Sanayii AS	271,049	1,193,150
Anadolu Hayat Emeklilik AS	100,970	233,671
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	122,686	191,009
Aselsan Elektronik Sanayi ve Ticaret AS^	1	3
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS, Class T	317,105	948,970
Aydem Yenilenebilir Enerji AS, Class A	334,698	169,023
Aygaz AS	82,535	367,012
Bogazici Beton Sanayi Ve Ticaret AS	1,069,406	541,742
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	126,218	288,444
Celebi Hava Servisi AS	6,501	505,211
Cimsa Cimento Sanayi ve Ticaret AS	215,435	292,277
Enerjisa Enerji AS(a)	719,246	1,083,788
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	135,975	486,441
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	33,751	370,983
Is Yatirim Menkul Degerler AS, Class A	412,073	437,038
Iskenderun Demir ve Celik AS	317,967	306,573
Jantsa Jant Sanayi Ve Ticaret AS	270,486	163,744
Kocaer Celik Sanayi Ve Ticaret AS	696,793	230,183
Logo Yazilim Sanayi ve Ticaret AS	106,259	340,665
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	608,754	1,110,536
Migros Ticaret AS	52,572	685,883
Nuh Cimento Sanayi AS	313,817	2,176,285
Torunlar Gayrimenkul Yatirim Ortakligi AS	124,290	198,745
Turkiye Petrol Rafinerileri AS^	0	1
Turkiye Sigorta AS	580,913	276,682
Investments	Shares	Value
Turkiye Sise ve Cam Fabrikalari AS^	0	$0	‡
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	1,331,442
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	446,872	231,557
Total Turkey		15,353,438
United States – 0.1%
GCC SAB de CV	139,621	1,282,357
TOTAL COMMON STOCKS (Cost: $1,351,684,927)		1,537,275,016
RIGHTS – 0.0%
Taiwan – 0.0%
J&V Energy Technology Co. Ltd.*† (Cost: $0)	1,298	2,775
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $318,329)	318,329	318,329
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)	15,431,335	15,431,335
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(c)	254,843	254,843
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (cost: $15,686,178)		15,686,178
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $1,367,689,434)		$1,553,282,298
Other Liabilities less Assets – (0.4)%		(6,937,854)
NET ASSETS – 100.0%		$1,546,344,444

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $2,775, which represents 0.0% of net assets.

*     Non-income producing security.

^     Share amount represents a fractional share.

‡     Amount is less than $1.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,795,130 and the total market value of the collateral held by the Fund was $19,351,647. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,665,469.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund^	$6,455,912	$22,459,014	$29,177,064	$284,191	$(22,053)	$—	$425,758

^     As of March 31, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/2/2025	210,342	USD	1,200,000	BRL	$832	$—
Deutsche Bank	4/2/2025	222,054	USD	4,200,000	ZAR	692	—
Citibank NA	4/2/2025	97,743	USD	2,000,000	MXN	—	(17)
						$1,524	$(17)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,537,275,016	$—	$—	$1,537,275,016
Rights	—	—	2,775*	2,775
Mutual Fund	—	318,329	—	318,329
Investment of Cash Collateral for Securities Loaned	—	15,686,178	—	15,686,178
Total Investments in Securities	$1,537,275,016	$16,004,507	$2,775	$1,553,282,298
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,524	$—	$1,524
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(17)	$—	$(17)
Total — Net	$1,537,275,016	$16,006,014	$2,775	$1,553,283,805

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 3.1%
APA Group	646,214	$3,181,237
BlueScope Steel Ltd.	77,868	1,032,579
Champion Iron Ltd.	110,168	333,645
Cochlear Ltd.	6,507	1,063,584
Codan Ltd.	3,072	29,844
Domino’s Pizza Enterprises Ltd.	18,376	292,802
Glencore PLC	1,709,271	6,184,098
IDP Education Ltd.	39,609	232,261
Netwealth Group Ltd.	24,069	383,064
Pinnacle Investment Management Group Ltd.	31,544	345,171
Pro Medicus Ltd.	1,987	247,380
REA Group Ltd.	8,053	1,101,752
Technology One Ltd.	10,644	184,657
WiseTech Global Ltd.	4,738	239,830
Total Australia		14,851,904
Austria – 0.5%
Mondi PLC	104,072	1,541,448
Wienerberger AG	27,631	915,707
Total Austria		2,457,155
Belgium – 0.2%
Melexis NV	11,117	622,045
Tessenderlo Group SA(a)	2,447	65,156
Total Belgium		687,201
Brazil – 3.2%
Petroleo Brasileiro SA	1,678,316	11,961,076
PRIO SA*	82,777	575,197
Raia Drogasil SA	193,764	644,454
WEG SA	163,683	1,293,998
Yara International ASA	26,105	782,804
Total Brazil		15,257,529
Canada – 5.1%
Alimentation Couche-Tard, Inc.	59,201	2,919,225
ARC Resources Ltd.	109,393	2,198,881
Canadian National Railway Co.	79,041	7,690,743
Constellation Software, Inc.	424	1,342,592
Gildan Activewear, Inc.	21,547	952,455
Paramount Resources Ltd., Class A	48,853	633,044
Restaurant Brands International, Inc.	67,063	4,469,935
TFI International, Inc.	5,244	405,966
Tourmaline Oil Corp.	40,136	1,935,340
Veren, Inc.	194,160	1,284,282
West Fraser Timber Co. Ltd.	7,622	585,346
Total Canada		24,417,809
Chile – 0.4%
Antofagasta PLC	78,681	1,694,488
China – 2.0%
China Medical System Holdings Ltd.	518,000	496,009
Giant Biogene Holding Co. Ltd.(b)	95,600	865,651
Investments	Shares	Value
Jinan Acetate Chemical Co. Ltd.	30,000	$776,146
MINISO Group Holding Ltd.	139,800	645,966
Nongfu Spring Co. Ltd., Class H(a)(b)	376,900	1,634,947
Pop Mart International Group Ltd.(b)	93,400	1,878,732
Prosus NV	46,334	2,130,879
Silergy Corp.	24,000	272,871
Yadea Group Holdings Ltd.(b)	506,000	982,045
Total China		9,683,246
Denmark – 4.6%
Coloplast AS, Class B	28,157	2,948,317
DSV AS	5,913	1,140,787
Novo Nordisk AS, Class B	218,734	14,878,485
Novonesis (Novozymes) B, Class B	25,155	1,460,488
Pandora AS	10,096	1,540,705
Total Denmark		21,968,782
France – 6.0%
Airbus SE	70,821	12,452,814
Gaztransport & Technigaz SA	8,551	1,295,922
Hermes International SCA	4,688	12,209,257
Verallia SA(b)	64,775	2,001,142
Vivendi SE	154,546	460,255
Total France		28,419,390
Germany – 4.9%
Dermapharm Holding SE	11,833	465,904
Deutsche Post AG, Registered Shares	364,267	15,534,647
Fielmann Group AG	13,123	593,244
Hugo Boss AG	13,118	493,969
Nemetschek SE	2,292	264,418
Rheinmetall AG	2,843	4,050,662
Schott Pharma AG & Co. KGaA	7,356	187,048
Sixt SE(a)	10,461	894,393
Stroeer SE & Co. KGaA	13,035	758,934
Total Germany		23,243,219
Hong Kong – 0.5%
Techtronic Industries Co. Ltd.	181,500	2,175,350
India – 8.5%
Angel One Ltd.	20,691	559,975
APL Apollo Tubes Ltd.	32,765	584,689
Asahi India Glass Ltd.	55,783	392,924
Astral Ltd.	18,461	279,542
Balkrishna Industries Ltd.	19,055	569,560
Bayer CropScience Ltd.	6,053	347,689
Bharat Dynamics Ltd.	28,336	424,812
Bharat Electronics Ltd.	287,488	1,013,494
Blue Star Ltd.	16,556	413,820
Britannia Industries Ltd.	15,713	907,584
Coforge Ltd.	7,114	674,940
Colgate-Palmolive India Ltd.	21,683	606,254
Computer Age Management Services Ltd.	10,260	446,946
Concord Biotech Ltd.	25,047	492,486
Coromandel International Ltd.	31,231	724,244
See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) March 31, 2025
Investments	Shares	Value
CRISIL Ltd.	10,487	$512,728
Crompton Greaves Consumer Electricals Ltd.	140,220	580,665
Cummins India Ltd.	16,515	589,679
Deepak Nitrite Ltd.	17,618	408,869
Divi’s Laboratories Ltd.	12,638	853,961
Elgi Equipments Ltd.	50,609	285,219
Emami Ltd.	73,780	500,571
Firstsource Solutions Ltd.	120,803	480,894
Gland Pharma Ltd.(b)	33,495	624,030
GlaxoSmithKline Pharmaceuticals Ltd.	19,775	666,401
Godfrey Phillips India Ltd.	6,423	508,685
Gujarat Gas Ltd.	84,271	406,554
Havells India Ltd.	22,702	406,085
HDFC Asset Management Co. Ltd.(b)	21,238	997,364
Hindustan Aeronautics Ltd.	16,615	812,055
Hindustan Copper Ltd.	146,595	378,680
Indian Energy Exchange Ltd.(b)	221,005	454,486
Indian Railway Catering & Tourism Corp. Ltd.	53,835	458,217
Info Edge India Ltd.	6,269	526,721
JB Chemicals & Pharmaceuticals Ltd.	31,534	598,859
Jindal Stainless Ltd.	62,071	422,364
Jindal Steel & Power Ltd.	47,292	504,776
JSW Steel Ltd.	81,585	1,014,843
Jubilant Foodworks Ltd.	81,793	635,750
Jupiter Wagons Ltd.	54,087	233,661
Kajaria Ceramics Ltd.	26,818	269,490
Kfin Technologies Ltd.	40,483	487,657
KPIT Technologies Ltd.	15,588	238,445
KPR Mill Ltd.	46,323	491,290
L&T Technology Services Ltd.(b)	7,655	403,177
Laurus Labs Ltd.(b)	114,937	824,854
LTIMindtree Ltd.(b)	9,306	489,005
Marico Ltd.	110,899	845,504
Metro Brands Ltd.	22,267	263,981
Narayana Hrudayalaya Ltd.	34,483	682,640
Navin Fluorine International Ltd.	15,865	781,598
Nestle India Ltd.	46,506	1,224,644
Newgen Software Technologies Ltd.	16,413	191,316
Oberoi Realty Ltd.	28,358	543,255
Oracle Financial Services Software Ltd.	4,938	453,570
PCBL CHEMICAL Ltd.	95,420	472,621
Persistent Systems Ltd.	6,986	450,660
Polycab India Ltd.	5,275	317,710
Ratnamani Metals & Tubes Ltd.	12,084	366,298
RR Kabel Ltd.	9,125	101,208
SBI Cards & Payment Services Ltd.	78,464	808,852
Schaeffler India Ltd.	9,828	388,233
Solar Industries India Ltd.	4,110	540,675
Sona Blw Precision Forgings Ltd.(b)	82,836	446,974
Sonata Software Ltd.	50,479	204,166
Sumitomo Chemical India Ltd.	65,889	431,191
Sundram Fasteners Ltd.	34,111	364,427
Supreme Industries Ltd.	10,355	415,090
Investments	Shares	Value
Tata Communications Ltd.	28,988	$535,247
Tata Elxsi Ltd.	5,125	312,672
Titan Co. Ltd.	22,450	804,612
Torrent Pharmaceuticals Ltd.	17,555	662,981
Trent Ltd.	6,000	373,815
Trident Ltd.	742,248	210,762
Triveni Turbine Ltd.	47,542	313,489
Tube Investments of India Ltd.	11,699	379,053
Varun Beverages Ltd.	94,072	593,945
Vedant Fashions Ltd.	31,870	289,290
Vinati Organics Ltd.	14,932	276,191
Total India		40,551,664
Indonesia – 0.1%
Cisarua Mountain Dairy Tbk. PT	696,900	191,059
Sumber Alfaria Trijaya Tbk. PT	3,456,300	427,863
Total Indonesia		618,922
Israel – 0.4%
Camtek Ltd.	2,075	118,644
Newmed Energy LP	587,133	1,967,639
Total Israel		2,086,283
Italy – 0.7%
Brunello Cucinelli SpA	4,828	550,726
Carel Industries SpA(b)	2,109	38,409
PRADA SpA	340,600	2,370,537
Technogym SpA(b)	43,835	563,946
Total Italy		3,523,618
Japan – 11.1%
Advantest Corp.	21,300	921,851
Asics Corp.	35,700	750,812
BayCurrent, Inc.	6,500	281,229
Capcom Co. Ltd.	44,900	1,100,131
Cosmo Energy Holdings Co. Ltd.	19,900	852,344
CyberAgent, Inc.	60,400	456,211
Daifuku Co. Ltd.	38,400	935,220
Dentsu Soken, Inc.	3,500	142,303
Disco Corp.	6,300	1,259,452
GMO Payment Gateway, Inc.	6,500	344,430
Goldwin, Inc.	6,500	358,991
Hoya Corp.	13,400	1,503,624
Internet Initiative Japan, Inc.	16,900	293,721
Kakaku.com, Inc.	30,300	432,293
Keyence Corp.	6,500	2,541,929
Kobe Bussan Co. Ltd.	9,300	219,160
Kotobuki Spirits Co. Ltd.	20,700	336,372
Lasertec Corp.	2,500	211,983
Macnica Holdings, Inc.	30,100	387,773
Maruwa Co. Ltd.	300	60,827
MonotaRO Co. Ltd.	19,900	372,277
Nintendo Co. Ltd.	194,700	13,163,147
Nippon Steel Corp.	325,700	6,958,750
Olympus Corp.	54,300	707,164

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) March 31, 2025
Investments	Shares	Value
Recruit Holdings Co. Ltd.	32,700	$1,674,361
Rorze Corp.	4,300	40,271
Round One Corp.	30,100	198,265
Sanrio Co. Ltd.	13,000	597,231
SCREEN Holdings Co. Ltd.	13,100	840,541
Shin-Etsu Chemical Co. Ltd.	228,700	6,478,355
Socionext, Inc.	10,000	119,333
Tokyo Electron Ltd.	60,000	8,068,744
Total Japan		52,609,095
Malaysia – 0.1%
Nestle Malaysia Bhd.	28,800	482,217
Mexico – 1.5%
Alsea SAB de CV	253,854	540,013
America Movil SAB de CV, Series B	4,225,245	3,011,210
Grupo Aeroportuario del Centro Norte SAB de CV	125,674	1,235,593
Grupo Aeroportuario del Pacifico SAB de CV, Class B	130,436	2,412,571
Total Mexico		7,199,387
Netherlands – 5.1%
ASM International NV	1,157	519,164
ASML Holding NV	20,544	13,448,134
Universal Music Group NV	252,673	6,940,801
Wolters Kluwer NV	22,623	3,507,985
Total Netherlands		24,416,084
Norway – 1.3%
Aker ASA, Class A	26,010	1,535,715
Golden Ocean Group Ltd.	80,687	645,058
Kongsberg Gruppen ASA	12,769	1,860,566
Mowi ASA	114,261	2,110,672
Total Norway		6,152,011
Portugal – 0.7%
Jeronimo Martins SGPS SA	155,203	3,285,947
Russia – 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC*^	68,533	0
LUKOIL PJSC, ADR*^	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*^	12	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC*^	8,504	0
PhosAgro PJSC, GDR*^(c)	166	0
Total Russia		0
Saudi Arabia – 1.1%
Aldrees Petroleum & Transport Services Co.	16,829	624,509
Catrion Catering Holding Co.	18,557	611,459
Dr. Sulaiman Al Habib Medical Services Group Co.	16,968	1,260,240
Electrical Industries Co.	242,836	392,308
Elm Co.	1,862	481,496
Leejam Sports Co. JSC	12,762	514,413
Mouwasat Medical Services Co.	32,457	648,950
Investments	Shares	Value
SAL Saudi Logistics Services	7,268	$383,638
United Electronics Co.	19,777	496,652
Total Saudi Arabia		5,413,665
South Africa – 0.2%
Clicks Group Ltd.	50,393	928,105
South Korea – 0.7%
Celltrion, Inc.	6,892	790,977
Classys, Inc.	8,332	319,134
Hanjin Kal Corp.	9,726	535,673
Hanmi Semiconductor Co. Ltd.	4,091	189,478
HD Hyundai Electric Co. Ltd.	1,163	230,626
LEENO Industrial, Inc.	2,678	342,093
Posco DX Co. Ltd.	12,877	213,378
Samyang Foods Co. Ltd.	1,402	818,825
Total South Korea		3,440,184
Spain – 5.1%
Acerinox SA	111,489	1,301,853
Industria de Diseno Textil SA	455,532	22,561,223
Laboratorios Farmaceuticos Rovi SA	6,608	367,605
Total Spain		24,230,681
Sweden – 3.2%
Epiroc AB, Class B	39,865	698,474
Epiroc AB, Class A	90,071	1,803,195
EQT AB	86,399	2,616,457
Evolution AB(b)	40,820	3,031,500
Fortnox AB	15,590	134,993
Hemnet Group AB	2,524	83,622
HMS Networks AB	1,314	57,739
Lifco AB, Class B	11,726	414,171
Sandvik AB	198,104	4,141,506
Sectra AB, Class B	7,673	182,829
Securitas AB, Class B	96,631	1,365,518
Thule Group AB(b)	23,487	673,389
Total Sweden		15,203,393
Switzerland – 2.3%
Belimo Holding AG, Registered Shares	971	593,739
Comet Holding AG, Registered Shares	204	50,611
Georg Fischer AG, Registered Shares	10,750	780,051
Lonza Group AG, Registered Shares	3,612	2,213,536
Sika AG, Registered Shares	13,130	3,163,963
Sonova Holding AG, Registered Shares	5,490	1,591,619
Straumann Holding AG, Registered Shares	6,486	776,707
Sulzer AG, Registered Shares	5,057	856,218
VAT Group AG(b)	2,711	964,592
Total Switzerland		10,991,036
Taiwan – 12.3%
Accton Technology Corp.	67,000	1,162,322
Advantech Co. Ltd.	121,000	1,366,614
Alchip Technologies Ltd.	11,000	907,763
ASE Technology Holding Co. Ltd.	820,000	3,531,662
Asia Vital Components Co. Ltd.	37,000	505,926
ASMedia Technology, Inc.	10,000	527,069

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) March 31, 2025
Investments	Shares	Value
Bora Pharmaceuticals Co. Ltd.	34,000	$691,213
Compeq Manufacturing Co. Ltd.	303,000	516,521
Faraday Technology Corp.	34,849	223,038
Fortune Electric Co. Ltd.	30,500	412,913
Global Unichip Corp.	17,000	537,610
Gold Circuit Electronics Ltd.	74,000	447,978
Jentech Precision Industrial Co. Ltd.	10,000	293,954
Lotes Co. Ltd.	17,337	717,969
Lotus Pharmaceutical Co. Ltd.	69,000	461,351
MediaTek, Inc.	470,000	19,676,229
TA Chen Stainless Pipe	972,000	1,441,789
Taiwan Semiconductor Manufacturing Co. Ltd.	843,000	23,104,586
Voltronic Power Technology Corp.	12,000	552,970
Wiwynn Corp.	25,000	1,231,082
Total Taiwan		58,310,559
Turkey – 2.4%
Akbank TAS	1,011,562	1,392,354
Aselsan Elektronik Sanayi ve Ticaret AS	244,901	773,536
BIM Birlesik Magazalar AS	97,971	1,182,690
Coca-Cola Icecek AS	422,249	594,549
Eregli Demir ve Celik Fabrikalari TAS	986,714	585,370
KOC Holding AS	424,441	1,829,244
Migros Ticaret AS	49,128	640,951
Turkcell Iletisim Hizmetleri AS	467,606	1,180,094
Turkiye Garanti Bankasi AS	251,456	781,655
Turkiye Is Bankasi AS, Class C	2,730,825	881,973
Turkiye Sise ve Cam Fabrikalari AS	328,514	333,877
Yapi ve Kredi Bankasi AS	1,599,564	1,012,994
Total Turkey		11,189,287
United Kingdom – 5.8%
Admiral Group PLC	86,537	3,183,384
Ashtead Group PLC	35,739	1,912,555
Auto Trader Group PLC(b)	67,341	646,862
Bellway PLC	31,603	965,129
Croda International PLC	26,143	986,340
Howden Joinery Group PLC	87,220	809,445
InterContinental Hotels Group PLC	15,085	1,606,745
JD Sports Fashion PLC	174,203	152,675
Man Group PLC	475,582	1,216,052
Persimmon PLC	76,622	1,178,392
RELX PLC	204,259	10,211,065
Rightmove PLC	89,681	793,622
RS Group PLC	79,063	573,014
Sage Group PLC	108,797	1,694,988
Softcat PLC	21,554	439,848
Spectris PLC	15,395	460,612
Spirax Group PLC	6,812	543,382
Total United Kingdom		27,374,110
United States – 6.2%
BRP, Inc.	3,198	107,966
CSL Ltd.	38,735	6,017,050
Investments	Shares	Value
Experian PLC	63,372	$2,918,533
GSK PLC	1,073,655	20,260,701
Total United States		29,304,250
TOTAL COMMON STOCKS (Cost: $465,413,073)		472,166,571
WARRANTS – 0.0%
Canada – 0.0%
Constellation Software, Inc.*^ (Cost: $0)	545	0
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	2,485	104,569
WisdomTree International Equity Fund(d)	2,780	161,670
TOTAL EXCHANGE-TRADED FUNDS (Cost: $259,402)		266,239
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(e) (Cost: $117,162)	117,162	117,162
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e) (Cost: $765,171)	765,171	765,171
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $466,554,808)		473,315,143
Other Assets less Liabilities – 0.5%		2,426,194
NET ASSETS – 100.0%		$475,741,337

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,410,217 and the total market value of the collateral held by the Fund was $2,545,321. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,780,150.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of March 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (concluded) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$418	$1,778,260	$1,649,562	$(24,582)	$ 35	$104,569	$18,867
WisdomTree International Equity Fund	548	2,671,442	2,486,726	(30,275)	6,681	161,670	25,784
Total	$966	$4,449,702	$4,136,288	$(54,857)	$6,716	$266,239	$44,651

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/2/2025	129,968	USD	187,000	CAD	$39	$—
Bank of Montreal	4/2/2025	172,469	USD	1,192,000	DKK	—	(118)
						$39	$(118)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	472,166,571	—	—	472,166,571
Warrants	—	—	0*	0
Exchange-Traded Funds	266,239	—	—	266,239
Mutual Fund	—	117,162	—	117,162
Investment of Cash Collateral for Securities Loaned	—	765,171	—	765,171
Total Investments in Securities	$472,432,810	$882,333	$0	$473,315,143
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$39	$—	$39
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(118)	$—	$(118)
Total — Net	$472,432,810	$882, 254	$0	$473,315,064

*     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 2.4%
Ampol Ltd.	153	$2,233
ANZ Group Holdings Ltd.	14,496	262,775
APA Group	1,299	6,395
Bank of Queensland Ltd.	6,443	27,061
Bendigo & Adelaide Bank Ltd.	825	5,465
BHP Group Ltd.	26,666	634,766
Challenger Ltd.	3,153	11,848
Coles Group Ltd.	3,891	47,354
Endeavour Group Ltd.	340	813
Fortescue Ltd.	30,205	289,298
Mirvac Group	12,037	15,677
National Australia Bank Ltd.	10,272	217,762
Premier Investments Ltd.	236	2,931
Rio Tinto Ltd.(a)	559	40,230
Rio Tinto PLC	9,285	549,675
Scentre Group	19,549	40,931
Stockland	9,084	27,737
Suncorp Group Ltd.	3,752	44,961
Telstra Group Ltd.	75,334	197,636
Transurban Group	10,370	86,527
Vicinity Ltd.	39,136	53,653
Viva Energy Group Ltd.(b)	3,676	3,906
Westpac Banking Corp.	12,497	245,851
Total Australia		2,815,485
Austria – 0.1%
BAWAG Group AG(b)	305	31,299
Erste Group Bank AG	1,090	75,025
Mondi PLC	2,567	38,021
Total Austria		144,345
Belgium – 0.1%
Aedifica SA	93	6,274
KBC Group NV	973	88,287
Solvay SA	499	17,680
Warehouses De Pauw CVA	447	10,584
Total Belgium		122,825
Brazil – 1.4%
Allos SA	2,888	9,646
Ambev SA	28,863	68,030
B3 SA – Brasil Bolsa Balcao	4,866	10,314
Banco do Brasil SA	40,732	200,472
BB Seguridade Participacoes SA	3,527	24,816
CSN Mineracao SA	23,294	25,174
Engie Brasil Energia SA	3,608	24,315
Hypera SA	4,498	15,211
Klabin SA	16,817	54,788
Lojas Renner SA	14,874	31,760
Multiplan Empreendimentos Imobiliarios SA	2,548	10,054
Neoenergia SA	6,033	22,014
Investments	Shares	Value
Petroleo Brasileiro SA	57,376	$408,909
Telefonica Brasil SA	3,870	33,669
TIM SA	21,859	68,695
Transmissora Alianca de Energia Eletrica SA	12,591	73,994
Vale SA	53,466	529,279
Vibra Energia SA	10,921	33,901
Total Brazil		1,645,041
Canada – 2.9%
Atco Ltd., Class I	1,014	35,311
Bank of Montreal	2,358	225,143
Bank of Nova Scotia	5,599	265,430
BCE, Inc.	68	1,561
Brookfield Infrastructure Corp., Class A	1,205	43,511
Brookfield Renewable Corp.	1,141	31,846
Canadian Imperial Bank of Commerce	4,666	262,437
Canadian Natural Resources Ltd.	8,586	264,157
Canadian Utilities Ltd., Class A	1,261	32,418
Capital Power Corp.	461	15,320
Enbridge, Inc.	15,890	703,168
Fortis, Inc.	763	34,751
Great-West Lifeco, Inc.	3,194	125,119
IGM Financial, Inc.	1,643	50,526
Keyera Corp.	1,701	52,865
Magna International, Inc.	1,206	40,983
Manulife Financial Corp.	3,230	100,631
Pembina Pipeline Corp.	2,012	80,466
Power Corp. of Canada	1,887	66,709
RioCan Real Estate Investment Trust	161	1,918
Sun Life Financial, Inc.	1,749	100,085
Suncor Energy, Inc.	4,188	162,137
TC Energy Corp.	5,858	276,609
TELUS Corp.	2,677	38,390
Toronto-Dominion Bank	7,687	460,552
Total Canada		3,472,043
Chile – 0.2%
Banco de Chile	452,948	59,713
Banco Santander Chile	646,538	36,681
Cencosud Shopping SA	9,507	18,635
Colbun SA	94,434	13,243
Enel Chile SA	821,495	53,882
Quinenco SA	1,913	7,433
Total Chile		189,587
China – 2.7%
Agricultural Bank of China Ltd., Class H	146,074	87,866
Anhui Conch Cement Co. Ltd., Class H	15,500	43,829
Bank of China Ltd., Class H	581,000	350,229
Bank of Communications Co. Ltd., Class H	106,000	94,824
BOC Hong Kong Holdings Ltd.	79,000	318,831
China CITIC Bank Corp. Ltd., Class H	42,000	32,875
China Coal Energy Co. Ltd., Class H(a)	18,000	18,346
See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
China Construction Bank Corp., Class H	806,536	$713,207
China Feihe Ltd.(b)	46,000	34,706
China Hongqiao Group Ltd.	34,000	69,920
China Merchants Bank Co. Ltd., Class H	12,000	70,794
China Nonferrous Mining Corp. Ltd.	24,000	17,336
China Pacific Insurance Group Co. Ltd., Class H	5,800	18,227
China Railway Group Ltd., Class H	77,000	33,946
China Shenhua Energy Co. Ltd., Class H	35,500	143,957
CITIC Ltd.	68,000	83,904
CSPC Pharmaceutical Group Ltd.	70,000	44,446
GF Securities Co. Ltd., Class H	3,600	4,858
Haidilao International Holding Ltd.(a)(b)	23,000	51,911
Hengan International Group Co. Ltd.	13,500	37,653
Huaneng Power International, Inc., Class H(a)	50,000	28,984
Huatai Securities Co. Ltd., Class H(b)	2,600	4,171
Industrial & Commercial Bank of China Ltd., Class H	535,000	380,949
New China Life Insurance Co. Ltd., Class H	1,700	6,479
Onewo, Inc., Class H	6,900	20,220
Ping An Insurance Group Co. of China Ltd., Class H	29,000	172,577
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	38,800	29,722
Sinopharm Group Co. Ltd., Class H	14,000	32,462
Tsingtao Brewery Co. Ltd., Class H	6,000	43,186
Uni-President China Holdings Ltd.	30,000	34,510
Weichai Power Co. Ltd., Class H	23,000	48,422
Wilmar International Ltd.	14,300	35,641
Xinyi Solar Holdings Ltd.	68,000	26,220
Yihai International Holding Ltd.	17,000	29,541
Total China		3,164,749
Czech Republic – 0.1%
CEZ AS	1,187	58,647
Denmark – 0.1%
Danske Bank AS	2,193	71,473
Spar Nord Bank AS*	1,908	57,599
Tryg AS	777	18,461
Total Denmark		147,533
Finland – 0.6%
Elisa OYJ	732	35,645
Kesko OYJ, Class B	1,301	26,512
Nordea Bank Abp	44,682	568,085
Valmet OYJ	618	16,656
Total Finland		646,898
France – 3.3%
Amundi SA(b)	500	38,887
AXA SA	20,124	856,476
Cie Generale des Etablissements Michelin SCA	2,306	80,731
Credit Agricole SA	32,738	593,225
Engie SA	37,516	730,865
FDJ UNITED(b)	641	20,121
Gecina SA	244	22,891
Orange SA	15,311	198,385
Investments	Shares	Value
Rexel SA	949	$25,402
Rubis SCA	345	9,704
Societe Generale SA	1,207	53,964
TotalEnergies SE	13,888	895,009
Veolia Environnement SA	1,599	54,840
Vinci SA	2,573	323,239
Total France		3,903,739
Germany – 1.5%
Allianz SE, Registered Shares	3,007	1,143,678
Daimler Truck Holding AG	3,004	120,452
Deutsche Lufthansa AG, Registered Shares	1,734	12,542
Deutsche Post AG, Registered Shares	5,137	219,074
DWS Group GmbH & Co. KGaA(b)	523	28,445
E.ON SE	13,509	203,710
Evonik Industries AG	1,670	35,962
HochTief AG	49	8,310
Traton SE	327	10,985
Total Germany		1,783,158
Hong Kong – 0.3%
Cathay Pacific Airways Ltd.	17,000	22,637
CK Asset Holdings Ltd.	9,000	36,380
CK Infrastructure Holdings Ltd.	2,500	14,974
CLP Holdings Ltd.	10,000	81,488
CTF Services Ltd.	1,000	923
DFI Retail Group Holdings Ltd., Registered Shares	4,800	11,472
Hang Seng Bank Ltd.	500	6,773
HKT Trust & HKT Ltd.	16,000	21,387
Hongkong Land Holdings Ltd.	3,200	13,824
Jardine Matheson Holdings Ltd.	900	38,124
Link REIT	66	309
Man Wah Holdings Ltd.	15,200	8,772
PCCW Ltd.	19,000	11,820
Power Assets Holdings Ltd.	3,000	17,968
Sun Hung Kai Properties Ltd.	3,000	28,495
Swire Pacific Ltd., Class B	2,500	3,477
United Laboratories International Holdings Ltd.	2,000	3,758
WH Group Ltd.(b)	16,500	15,142
Wharf Real Estate Investment Co. Ltd.	2,000	4,864
Yue Yuen Industrial Holdings Ltd.(a)	3,000	4,812
Total Hong Kong		347,399
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	4,642	36,452
Richter Gedeon Nyrt	2,691	73,995
Total Hungary		110,447
India – 0.6%
Bharat Petroleum Corp. Ltd.	21,037	68,539
Coal India Ltd.	29,761	138,651
Hindustan Petroleum Corp. Ltd.	9,837	41,473
Hindustan Zinc Ltd.	6,193	33,467
Indian Oil Corp. Ltd.	46,492	69,461

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
Mindspace Business Parks REIT(b)	1,246	$5,463
Oil & Natural Gas Corp. Ltd.	27,966	80,614
Power Grid Corp. of India Ltd.	28,615	97,205
Vedanta Ltd.	26,221	142,160
Total India		677,033
Indonesia – 0.3%
AKR Corporindo Tbk. PT	334,000	22,085
Bank CIMB Niaga Tbk. PT	121,300	12,416
Bank Mandiri Persero Tbk. PT	318,800	100,106
Bank Negara Indonesia Persero Tbk. PT	4,000	1,024
Bank Rakyat Indonesia Persero Tbk. PT	462,100	113,014
First Pacific Co. Ltd.	10,000	6,054
Hanjaya Mandala Sampoerna Tbk. PT	572,200	19,004
Indofood Sukses Makmur Tbk. PT	135,800	58,223
Perusahaan Gas Negara Tbk. PT	533,700	50,115
Telkom Indonesia Persero Tbk. PT	97,000	14,117
Unilever Indonesia Tbk. PT	12,600	963
United Tractors Tbk. PT	4,000	5,688
Total Indonesia		402,809
Israel – 0.1%
Bank Hapoalim BM	3,429	46,076
Bank Leumi Le-Israel BM	1,351	18,059
Israel Discount Bank Ltd., Class A	4,370	30,158
Mizrahi Tefahot Bank Ltd.	691	30,870
Plus500 Ltd.	341	12,078
Total Israel		137,241
Italy – 2.9%
A2A SpA	9,819	23,599
Banca Mediolanum SpA	2,676	42,983
Banco BPM SpA	2,122	21,423
Enel SpA	108,796	881,059
Eni SpA	23,319	360,155
FinecoBank Banca Fineco SpA	2,050	40,291
Generali	3,484	121,860
Hera SpA	7,544	32,596
Intesa Sanpaolo SpA	225,074	1,150,954
Italgas SpA	3,395	24,332
Mediobanca Banca di Credito Finanziario SpA	2,333	43,510
Poste Italiane SpA(b)	2,182	38,726
Snam SpA	10,606	54,934
Terna – Rete Elettrica Nazionale	5,469	49,411
UniCredit SpA	9,762	543,380
Total Italy		3,429,213
Japan – 1.2%
Amada Co. Ltd.	1,600	15,488
Cosmo Energy Holdings Co. Ltd.	300	12,849
Dai-ichi Life Holdings, Inc.	4,800	36,368
Daiwa Securities Group, Inc.	3,400	22,595
EXEO Group, Inc.	100	1,123
Honda Motor Co. Ltd.	23,700	212,768
Investments	Shares	Value
Inpex Corp.	900	$12,383
Isuzu Motors Ltd.	800	10,788
Japan Tobacco, Inc.	7,900	217,337
JFE Holdings, Inc.	2,900	35,479
Komatsu Ltd.	1,500	43,192
Lixil Corp.	500	5,776
Marui Group Co. Ltd.	1,900	34,299
Mazda Motor Corp.	3,200	20,162
Nippon Express Holdings, Inc.	600	10,913
Nippon Steel Corp.	2,300	49,141
Niterra Co. Ltd.	300	9,070
Obayashi Corp.	500	6,634
Ono Pharmaceutical Co. Ltd.	200	2,143
Sankyo Co. Ltd.	600	8,721
SBI Holdings, Inc.	800	21,308
Seino Holdings Co. Ltd.	600	9,252
SoftBank Corp.	176,400	245,832
Sojitz Corp.	600	13,168
Subaru Corp.	1,600	28,300
Sumitomo Corp.	2,586	58,312
Takeda Pharmaceutical Co. Ltd.	5,100	150,504
Toyo Seikan Group Holdings Ltd.	400	6,540
Toyoda Gosei Co. Ltd.	700	12,555
Toyota Boshoku Corp.	1,500	19,946
Toyota Tsusho Corp.	2,400	40,011
Total Japan		1,372,957
Malaysia – 0.6%
Celcomdigi Bhd.	50,700	39,760
CIMB Group Holdings Bhd.	45,800	72,248
Genting Malaysia Bhd.	21,000	7,856
Malayan Banking Bhd.	38,693	88,242
Maxis Bhd.	41,800	31,933
MISC Bhd.	30,500	49,281
Petronas Dagangan Bhd.	9,100	37,487
Petronas Gas Bhd.	16,300	62,004
Public Bank Bhd.	85,800	85,462
RHB Bank Bhd.	5,667	8,735
Sime Darby Bhd.	59,500	29,633
Telekom Malaysia Bhd.	47,500	70,113
TIME dotCom Bhd.	21,100	23,727
United Plantations Bhd.	6,900	34,830
Westports Holdings Bhd.	27,000	29,205
Total Malaysia		670,516
Mexico – 0.5%
Arca Continental SAB de CV	4,488	46,941
Coca-Cola Femsa SAB de CV	7,635	69,811
Fomento Economico Mexicano SAB de CV	13,466	131,532
Grupo Aeroportuario del Centro Norte SAB de CV	5,391	53,003
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,747	69,305
Grupo Mexico SAB de CV, Series B	21,630	108,180

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
Qualitas Controladora SAB de CV	843	$7,328
Wal-Mart de Mexico SAB de CV	20,355	56,076
Total Mexico		542,176
Netherlands – 0.7%
Aegon Ltd.	7,566	49,445
ASR Nederland NV	749	42,865
ING Groep NV	33,991	660,541
Koninklijke KPN NV	10,644	45,036
Koninklijke Vopak NV	606	26,249
Total Netherlands		824,136
Norway – 1.1%
DNB Bank ASA	12,385	323,890
Equinor ASA	29,463	779,320
Gjensidige Forsikring ASA	847	19,441
Telenor ASA	6,836	97,661
Var Energi ASA	13,820	44,485
Wallenius Wilhelmsen ASA	709	4,893
Total Norway		1,269,690
Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	61,100	35,235
Aboitiz Power Corp.	44,200	29,814
DMCI Holdings, Inc.	114,900	23,050
Globe Telecom, Inc.	590	23,136
Manila Electric Co.	3,750	36,042
PLDT, Inc.	1,475	32,761
Semirara Mining & Power Corp.	40,200	24,763
Universal Robina Corp.	9,870	12,073
Total Philippines		216,874
Poland – 0.4%
Bank Polska Kasa Opieki SA	1,633	74,028
Budimex SA	329	47,976
Orange Polska SA	32,276	72,891
Powszechna Kasa Oszczednosci Bank Polski SA	9,069	175,861
Santander Bank Polska SA	589	84,204
Total Poland		454,960
Portugal – 0.0%
EDP SA	652	2,192
Navigator Co. SA	7,728	27,330
Total Portugal		29,522
Romania – 0.1%
NEPI Rockcastle NV	11,490	82,789
Russia – 0.0%
Evraz PLC*^	5,263	0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*^	5	0
Mobile TeleSystems PJSC, ADR*^	3,583	0
Novolipetsk Steel PJSC*^	11,640	0
Investments	Shares	Value
PhosAgro PJSC*^	247	$0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	830	0
Sberbank of Russia PJSC*^	14,088	0
Sberbank of Russia PJSC, ADR*^	6,465	0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC*^	2,124	0
Tatneft PJSC, ADR*^	85	0
Total Russia		0
Saudi Arabia – 1.0%
Abdullah Al Othaim Markets Co.	8,433	21,987
Arab National Bank	1,713	10,549
Etihad Etisalat Co.	6,642	108,012
Mobile Telecommunications Co. Saudi Arabia	17,178	51,565
Nahdi Medical Co.	1,231	37,805
Saudi Arabian Oil Co.(b)	59,654	425,407
Saudi Awwal Bank	2,385	23,843
Saudi Electricity Co.	23,033	98,000
Saudi National Bank	15,683	149,885
Saudi Telecom Co.	13,918	168,266
United Electronics Co.	1,437	36,087
Yanbu National Petrochemical Co.	4,810	44,495
Total Saudi Arabia		1,175,901
Singapore – 1.5%
ComfortDelGro Corp. Ltd.	16,600	18,031
DBS Group Holdings Ltd.	22,105	764,243
Genting Singapore Ltd.	61,400	34,261
Keppel Infrastructure Trust	27,600	8,727
Keppel Ltd.	3,900	20,021
Netlink NBN Trust	59,300	38,825
Oversea-Chinese Banking Corp. Ltd.	34,413	442,932
Singapore Airlines Ltd.	19,400	98,003
Singapore Telecommunications Ltd.	40,300	102,841
United Overseas Bank Ltd.	9,213	261,084
Venture Corp. Ltd.	1,200	11,026
Total Singapore		1,799,994
South Africa – 0.4%
FirstRand Ltd.	25,393	99,187
Growthpoint Properties Ltd.	71,392	50,268
Nedbank Group Ltd.	4,192	58,634
Old Mutual Ltd.	22,387	14,485
Sanlam Ltd.	9,409	42,334
Standard Bank Group Ltd.	14,128	183,906
Tiger Brands Ltd.	2,216	33,481
Truworths International Ltd.	342	1,338
Woolworths Holdings Ltd.	12,073	33,478
Total South Africa		517,111
South Korea – 0.5%
Doosan Bobcat, Inc.	1,129	38,336
Hyundai Motor Co.	1,136	152,135
KB Financial Group, Inc.	1,484	79,617

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
KT Corp.	1,436	$48,371
KT&G Corp.	870	59,733
LG Corp.	995	43,652
Samsung Fire & Marine Insurance Co. Ltd.	52	12,625
Samsung Life Insurance Co. Ltd.	171	9,627
Shinhan Financial Group Co. Ltd.	1,353	43,232
SK Telecom Co. Ltd.	1,979	74,590
Woori Financial Group, Inc.	5,034	56,408
Total South Korea		618,326
Spain – 2.6%
Acerinox SA	3,717	43,403
ACS Actividades de Construccion y Servicios SA	567	32,308
Banco Bilbao Vizcaya Argentaria SA	62,981	853,463
Banco de Sabadell SA	4,306	12,005
Banco Santander SA	91,613	613,159
CaixaBank SA	70,138	543,525
Endesa SA	2,331	61,690
Iberdrola SA	38,780	625,839
Inmobiliaria Colonial Socimi SA	1,783	10,506
Mapfre SA	4,743	14,561
Merlin Properties Socimi SA	1,606	17,096
Naturgy Energy Group SA	2,016	56,010
Repsol SA	3,261	43,327
Sacyr SA	9,455	32,805
Telefonica SA	31,330	147,351
Total Spain		3,107,048
Sweden – 0.8%
H & M Hennes & Mauritz AB, Class B(a)	2,485	32,618
Skandinaviska Enskilda Banken AB, Class A(a)	9,546	156,327
SKF AB, Class B	1,518	30,556
Svenska Handelsbanken AB, Class A(a)	4,978	56,073
Swedbank AB, Class A	7,181	162,920
Volvo AB, Class B	16,931	494,188
Total Sweden		932,682
Switzerland – 0.9%
Baloise Holding AG, Registered Shares	148	30,980
Banque Cantonale Vaudoise, Registered Shares	298	32,469
Cembra Money Bank AG	95	10,678
EFG International AG	888	13,168
Helvetia Holding AG, Registered Shares	160	33,040
Kuehne & Nagel International AG, Registered Shares	316	72,683
Swiss Life Holding AG, Registered Shares	92	83,499
Swiss Prime Site AG, Registered Shares	49	6,015
Swisscom AG, Registered Shares	68	39,159
Zurich Insurance Group AG	1,118	777,135
Total Switzerland		1,098,826
Taiwan – 1.7%
ASE Technology Holding Co. Ltd.	29,000	124,900
Asustek Computer, Inc.	4,000	73,368
Cheng Shin Rubber Industry Co. Ltd.	25,000	37,798
Chicony Electronics Co. Ltd.	7,000	35,419
Investments	Shares	Value
Chunghwa Telecom Co. Ltd.	37,000	$143,197
Compal Electronics, Inc.	33,000	31,656
CTBC Financial Holding Co. Ltd.	83,480	99,188
E.Sun Financial Holding Co. Ltd.	16,000	13,854
Eva Airways Corp.	42,000	51,294
Far Eastern New Century Corp.	40,000	39,636
Far EasTone Telecommunications Co. Ltd.	23,000	63,730
Formosa Petrochemical Corp.	29,000	31,968
Getac Holdings Corp.	4,000	13,674
Lite-On Technology Corp., ADR	19,000	52,017
Makalot Industrial Co. Ltd.	4,000	36,925
MediaTek, Inc.	10,000	418,643
Mega Financial Holding Co. Ltd.	39,000	46,867
Micro-Star International Co. Ltd.	5,000	24,396
momo.com, Inc.	3,000	31,398
Novatek Microelectronics Corp.	6,000	98,487
Pegatron Corp.	13,680	34,568
Powertech Technology, Inc.	7,000	25,721
Qisda Corp.	24,000	20,999
Realtek Semiconductor Corp.	4,000	63,007
Synnex Technology International Corp.	10,000	21,504
Taiwan Mobile Co. Ltd.	22,000	77,193
Teco Electric & Machinery Co. Ltd.	23,000	33,943
Tripod Technology Corp.	4,000	23,613
Uni-President Enterprises Corp.	29,000	70,311
United Microelectronics Corp.	93,000	125,064
Total Taiwan		1,964,338
Thailand – 0.3%
Advanced Info Service PCL, NVDR	9,000	72,955
Banpu PCL, NVDR	53,400	6,485
Home Product Center PCL, NVDR	95,900	24,311
I-TAIL Corp. PCL, NVDR	16,300	6,342
Land & Houses PCL, NVDR	6,000	750
Osotspa PCL, NVDR	19,500	7,760
PTT Exploration & Production PCL, NVDR	26,500	91,002
PTT PCL, NVDR	97,300	91,779
Ratch Group PCL, NVDR	30,900	22,999
SCB X PCL, NVDR	3,600	13,052
Thai Oil PCL, NVDR	800	578
Tisco Financial Group PCL, NVDR	2,500	7,295
Total Thailand		345,308
Turkey – 0.1%
Enerjisa Enerji AS(b)	24,872	37,478
KOC Holding AS	11,751	50,644
Turkiye Petrol Rafinerileri AS	13,324	48,438
Yapi ve Kredi Bankasi AS	1,724	1,092
Total Turkey		137,652
United Kingdom – 4.1%
Admiral Group PLC	881	32,409
Barclays PLC	30,730	114,155
British American Tobacco PLC	22,836	937,913
British Land Co. PLC	7,557	36,032
See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
BT Group PLC	24,102	$51,595
CK Hutchison Holdings Ltd.	7,500	42,174
Drax Group PLC	670	5,063
Dunelm Group PLC	733	8,406
Hammerson PLC	4,584	14,603
HSBC Holdings PLC	222,977	2,515,152
Imperial Brands PLC	7,780	287,705
Investec PLC	729	4,509
J Sainsbury PLC	8,571	26,020
Land Securities Group PLC	1,918	13,616
Lloyds Banking Group PLC	164,234	152,799
LondonMetric Property PLC	1,071	2,535
National Grid PLC	20,635	268,877
NatWest Group PLC	14,862	86,669
Reckitt Benckiser Group PLC	2,391	161,408
Schroders PLC	5,262	23,622
Severn Trent PLC	172	5,619
Taylor Wimpey PLC	11,006	15,357
TORM PLC, Class A	20	327
Total United Kingdom		4,806,565
United States – 60.7%
AbbVie, Inc.	7,891	1,653,322
Acadia Realty Trust	3,804	79,694
ADT, Inc.	22,153	180,325
AES Corp.	9,897	122,921
AGCO Corp.	1,120	103,678
Agree Realty Corp.	2,599	200,617
Alexandria Real Estate Equities, Inc.	2,321	214,716
ALLETE, Inc.	2,255	148,153
Alliant Energy Corp.	3,078	198,069
Altria Group, Inc.	30,286	1,817,766
Amcor PLC(a)	25,712	249,406
Ameren Corp.	2,593	260,337
American Electric Power Co., Inc.	5,065	553,453
American Financial Group, Inc.	801	105,203
American Healthcare REIT, Inc.	5,643	170,983
American Tower Corp.	3,265	710,464
Americold Realty Trust, Inc.	6,348	136,228
Amgen, Inc.	2,416	752,705
Antero Midstream Corp.	13,819	248,742
APA Corp.	7,555	158,806
Archer-Daniels-Midland Co.	4,510	216,525
Archrock, Inc.	5,148	135,084
Associated Banc-Corp.	3,721	83,834
AT&T, Inc.	53,143	1,502,884
Atlantic Union Bankshares Corp.	2,031	63,245
Atlas Energy Solutions, Inc.(a)	4,102	73,180
AvalonBay Communities, Inc.	1,283	275,357
Avista Corp.	3,268	136,831
Bank of Hawaii Corp.	1,180	81,385
Bank OZK	1,984	86,205
BankUnited, Inc.	1,915	65,953
Investments	Shares	Value
Banner Corp.	1,101	$70,211
Best Buy Co., Inc.	2,677	197,054
Black Hills Corp.	1,617	98,071
Blue Owl Capital, Inc.	4,895	98,096
BP PLC	70,084	394,500
Bristol-Myers Squibb Co.	14,040	856,300
Brixmor Property Group, Inc.	5,809	154,229
Broadstone Net Lease, Inc.	5,509	93,873
Buckle, Inc.	2,056	78,786
Cadence Bank	2,922	88,712
Cal-Maine Foods, Inc.	1,299	118,079
Camden Property Trust	1,631	199,471
Campbell Soup Co.	3,757	149,979
CareTrust REIT, Inc.	5,404	154,446
Carter’s, Inc.	1,485	60,736
Cathay General Bancorp	1,971	84,812
Chevron Corp.	10,797	1,806,230
Citigroup, Inc.	9,664	686,047
Citizens Financial Group, Inc.	3,709	151,958
Civitas Resources, Inc.	3,175	110,776
Clearway Energy, Inc., Class C	3,237	97,984
Clorox Co.	1,295	190,689
CME Group, Inc.	2,267	601,412
CMS Energy Corp.	3,121	234,418
CNA Financial Corp.	5,881	298,696
Cogent Communications Holdings, Inc.	1,718	105,331
Columbia Banking System, Inc.	3,486	86,941
Comerica, Inc.	1,761	104,005
Community Financial System, Inc.	1,207	68,630
Conagra Brands, Inc.	7,587	202,345
Consolidated Edison, Inc.	3,727	412,169
COPT Defense Properties	3,978	108,480
Corebridge Financial, Inc.	4,228	133,478
Coterra Energy, Inc.	8,592	248,309
Cousins Properties, Inc.	5,503	162,339
CubeSmart	4,240	181,090
Cullen/Frost Bankers, Inc.	770	96,404
CVB Financial Corp.	4,160	76,794
Darden Restaurants, Inc.	1,473	306,030
Digital Realty Trust, Inc.	2,153	308,503
Dillard’s, Inc., Class A	442	158,293
Dominion Energy, Inc.	7,204	403,928
DT Midstream, Inc.	1,824	175,980
DTE Energy Co.	1,899	262,575
Duke Energy Corp.	7,000	853,790
Eastman Chemical Co.	1,633	143,884
Edison International	4,255	250,705
Energizer Holdings, Inc.	2,738	81,921
Entergy Corp.	4,616	394,622
EPR Properties	3,152	165,827
Equity Residential	4,655	333,205
Essential Properties Realty Trust, Inc.	4,821	157,357
Essential Utilities, Inc.	5,016	198,282

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
Essex Property Trust, Inc.	875	$268,249
Evergy, Inc.	3,783	260,838
Eversource Energy	3,975	246,887
Exelon Corp.	7,535	347,213
Extra Space Storage, Inc.	1,815	269,509
Exxon Mobil Corp.	18,258	2,171,424
Federal Realty Investment Trust	2,011	196,716
Federated Hermes, Inc.	2,090	85,209
Fidelity National Financial, Inc.	1,985	129,184
Fifth Third Bancorp	4,164	163,229
First American Financial Corp.	1,273	83,547
First Financial Bancorp	3,002	74,990
First Horizon Corp.	6,289	122,132
First Interstate BancSystem, Inc., Class A	2,960	84,804
First Merchants Corp.	1,971	79,707
FirstEnergy Corp.	5,800	234,436
Flowers Foods, Inc.	7,683	146,054
FMC Corp.	2,782	117,373
FNB Corp.	4,028	54,177
Four Corners Property Trust, Inc.	3,999	114,771
Fulton Financial Corp.	4,164	75,327
Gaming & Leisure Properties, Inc.	5,670	288,603
General Mills, Inc.	5,262	314,615
Gilead Sciences, Inc.	10,274	1,151,202
Glacier Bancorp, Inc.	1,649	72,919
GSK PLC	10,682	201,578
HA Sustainable Infrastructure Capital, Inc.(a)	2,383	69,679
Hancock Whitney Corp.	1,519	79,672
Hasbro, Inc.	2,409	148,129
Healthcare Realty Trust, Inc.	11,543	195,077
Helmerich & Payne, Inc.(a)	3,232	84,420
HF Sinclair Corp.	4,261	140,102
Highwoods Properties, Inc.	3,940	116,782
Hormel Foods Corp.	6,579	203,554
Host Hotels & Resorts, Inc.	12,448	176,886
HP, Inc.	7,278	201,528
Huntington Bancshares, Inc.	11,711	175,782
Huntsman Corp.	7,353	116,104
IDACORP, Inc.	1,612	187,347
Independence Realty Trust, Inc.	7,979	169,394
Independent Bank Corp.	1,260	78,939
Innovative Industrial Properties, Inc.	1,005	54,360
International Business Machines Corp.	5,817	1,446,455
International Paper Co.	4,565	243,543
Interpublic Group of Cos., Inc.	5,793	157,338
InvenTrust Properties Corp.	2,860	83,998
Invesco Ltd.	6,075	92,158
Invitation Homes, Inc.	7,020	244,647
J M Smucker Co.	1,525	180,575
Jackson Financial, Inc., Class A	813	68,113
JBS SA	8,535	61,260
Johnson & Johnson	15,219	2,523,919
Investments	Shares	Value
Kellanova	2,765	$228,085
Kennametal, Inc.	4,365	92,975
Kilroy Realty Corp.	4,127	135,201
Kimberly-Clark Corp.	3,092	439,744
Kimco Realty Corp.	8,287	176,016
Kinder Morgan, Inc.	18,593	530,458
Kinetik Holdings, Inc.	2,010	104,399
Kodiak Gas Services, Inc.	2,151	80,232
Kraft Heinz Co.	11,210	341,120
Lamar Advertising Co., Class A	1,761	200,367
Lazard, Inc.	1,526	66,076
LCI Industries	991	86,643
LXP Industrial Trust	11,530	99,735
M&T Bank Corp.	1,015	181,431
Macerich Co.	7,885	135,385
Macy’s, Inc.	9,529	119,684
ManpowerGroup, Inc.	1,858	107,541
Marriott Vacations Worldwide Corp.	1,582	101,628
Medtronic PLC	6,656	598,108
Mid-America Apartment Communities, Inc.	1,493	250,197
Moelis & Co., Class A	771	44,996
Molson Coors Beverage Co., Class B	3,277	199,471
Morgan Stanley	7,828	913,293
MSC Industrial Direct Co., Inc., Class A	2,205	171,262
Murphy Oil Corp.(a)	5,011	142,312
National Fuel Gas Co.	2,974	235,511
National Health Investors, Inc.	1,557	115,000
National Storage Affiliates Trust	2,987	117,688
NBT Bancorp, Inc.	1,508	64,693
New Jersey Resources Corp.	3,948	193,689
Nexstar Media Group, Inc.	1,017	182,267
NiSource, Inc.	4,914	197,002
NNN REIT, Inc.	4,210	179,557
Noble Corp. PLC(a)	4,813	114,068
Nordstrom, Inc.	5,877	143,693
Northern Oil & Gas, Inc.	3,176	96,010
Northern Trust Corp.	1,463	144,325
Northwestern Energy Group, Inc.	2,693	155,844
OGE Energy Corp.	5,043	231,776
Old National Bancorp(a)	4,510	95,567
Old Republic International Corp.	2,309	90,559
ONE Gas, Inc.	2,255	170,455
OneMain Holdings, Inc.	3,618	176,848
ONEOK, Inc.	4,703	466,632
Organon & Co.	9,206	137,077
Outfront Media, Inc.	6,038	97,453
Ovintiv, Inc.	4,005	171,414
PACCAR, Inc.	4,275	416,257
Pactiv Evergreen, Inc.	6,302	113,499
Park Hotels & Resorts, Inc.	8,819	94,187
Patterson-UTI Energy, Inc.	14,802	121,672
PBF Energy, Inc., Class A	4,210	80,369

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree Global High Dividend Fund (DEW) March 31, 2025
Investments	Shares	Value
PepsiCo, Inc.	9,435	$1,414,684
Perrigo Co. PLC	5,733	160,753
Philip Morris International, Inc.	14,811	2,350,950
Phillips 66	2,857	352,782
Phillips Edison & Co., Inc.	4,898	178,728
Pinnacle West Capital Corp.	2,486	236,792
PNC Financial Services Group, Inc.	1,815	319,023
Polaris, Inc.	2,153	88,144
Portland General Electric Co.	3,905	174,163
PotlatchDeltic Corp.	3,023	136,398
PPL Corp.	8,392	303,035
Premier, Inc., Class A	4,937	95,185
Principal Financial Group, Inc.	1,592	134,317
Prologis, Inc.	5,027	561,968
Prosperity Bancshares, Inc.	1,191	85,002
Provident Financial Services, Inc.	4,242	72,835
Prudential Financial, Inc.	2,585	288,693
Public Storage	1,572	470,484
Radian Group, Inc.	2,392	79,103
Rayonier, Inc.	5,036	140,404
Realty Income Corp.	8,084	468,953
Regency Centers Corp.	2,961	218,403
Regions Financial Corp.	10,612	230,599
Rexford Industrial Realty, Inc.	3,877	151,785
Reynolds Consumer Products, Inc.	5,437	129,727
Robert Half, Inc.	2,625	143,194
Ryman Hospitality Properties, Inc.	1,726	157,825
Sabra Health Care REIT, Inc.	8,788	153,526
Scotts Miracle-Gro Co.	1,787	98,088
Sempra	4,398	313,841
Shell PLC	31,383	1,144,340
Simmons First National Corp., Class A	3,367	69,125
Simon Property Group, Inc.	3,997	663,822
Sirius XM Holdings, Inc.	7,890	177,880
SITE Centers Corp.	6,542	83,999
SL Green Realty Corp.	2,321	133,922
Sonoco Products Co.	3,512	165,907
Southern Co.	8,452	777,161
Southwest Gas Holdings, Inc.	2,183	156,739
Spire, Inc.	2,418	189,208
STAG Industrial, Inc.	5,501	198,696
State Street Corp.	2,360	211,291
Sunstone Hotel Investors, Inc.	7,794	73,342
Swiss Re AG	1,748	296,355
Synovus Financial Corp.	2,010	93,947
T Rowe Price Group, Inc.	1,992	183,005
Tanger, Inc.	3,792	128,132
Tapestry, Inc.	3,912	275,444
Target Corp.	2,693	281,041
TEGNA, Inc.	6,288	114,567
TFS Financial Corp.	6,737	83,471
TPG, Inc.	1,122	53,216
TransDigm Group, Inc.	480	663,979
Travel & Leisure Co.	2,809	130,029
Trinity Industries, Inc.	2,968	83,282
TXNM Energy, Inc.	3,555	190,121
Tyson Foods, Inc., Class A	3,578	228,312
Investments	Shares	Value
U.S. Bancorp	10,227	$431,784
UDR, Inc.	4,211	190,211
UGI Corp.	7,422	245,446
United Bankshares, Inc.	2,364	81,960
United Community Banks, Inc.	2,851	80,199
Urban Edge Properties	4,588	87,172
Vail Resorts, Inc.	645	103,213
Valero Energy Corp.	2,208	291,611
Valley National Bancorp	9,995	88,856
Ventas, Inc.	3,699	254,343
Verizon Communications, Inc.	36,601	1,660,221
Viatris, Inc.	18,587	161,893
VICI Properties, Inc.	15,443	503,751
Virtu Financial, Inc., Class A	1,917	73,076
Webster Financial Corp.	2,299	118,513
WEC Energy Group, Inc.	3,525	384,155
Wendy’s Co.	8,227	120,361
Whirlpool Corp.	1,844	166,200
Williams Cos., Inc.	8,625	515,430
WP Carey, Inc.	4,527	285,699
Xcel Energy, Inc.	5,862	414,971
Total United States		71,465,560
TOTAL COMMON STOCKS (Cost: $101,558,029)		116,631,123
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree International High Dividend Fund(d)	5,622	238,715
WisdomTree U.S. High Dividend Fund(a)(d)	792	78,535
TOTAL EXCHANGE-TRADED FUNDS (Cost: $286,461)		317,250
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(e) (Cost: $15,849)	15,849	15,849
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e) (Cost: $383,275)	383,275	383,275
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $102,243,614)		117,347,497
Other Assets less Liabilities – 0.3%		401,984
NET ASSETS – 100.0%		$117,749,481

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $884,117 and the total market value of the collateral held by the Fund was $922,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $539,050.

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Global High Dividend Fund (DEW) March 31, 2025

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
IDR	Indonesian rupiah
SAR	Saudi Arabian riyal
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree International High Dividend Fund	$—	$1,016,744	$ 808,995	$ 6,545	$24,421	$238,715	$ 14,925
WisdomTree U.S. High Dividend Fund	—	338,221	273,156	7,102	6,368	78,535	2,848
Total	$—	$1,354,965	$1,082,151	$13,647	$30,789	$317,250	$17,773

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/8/2025	93,353	USD	1,548,727,781	IDR	$—	$(169)
Bank of Montreal	4/2/2025	9,951	USD	100,000	SEK	—	(4)
Goldman Sachs	4/7/2025	78,094	USD	293,000	SAR	—	(17)
Standard Chartered Bank	4/2/2025	5,408	USD	5,000	EUR	7	—
						$7	$(190)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	116,631,123	—	—	116,631,123
Exchange-Traded Funds	317,250	—	—	317,250
Mutual Fund	—	15,849	—	15,849
Investment of Cash Collateral for Securities Loaned	—	383,275	—	383,275
Total Investments in Securities	$116,948,373	$399,124	$0	$117,347,497
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$7	$—	$7
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(190)	$—	$(190)
Total – Net	$116,948,373	$398,941	$0	$117,347,314

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 101.5%
India – 101.5%
Aerospace & Defense – 1.3%
Bharat Dynamics Ltd.	137,718	$2,064,662
Bharat Electronics Ltd.	5,205,361	18,350,690
Garden Reach Shipbuilders & Engineers Ltd.	23,984	473,016
Hindustan Aeronautics Ltd.	335,841	16,414,157
Mazagon Dock Shipbuilders Ltd.	102,070	3,157,187
Total Aerospace & Defense		40,459,712
Air Freight & Logistics – 0.0%
Transport Corp. of India Ltd.	41,697	537,845
Automobile Components – 1.2%
Apollo Tyres Ltd.	621,046	3,095,693
Asahi India Glass Ltd.	187,234	1,318,836
Balkrishna Industries Ltd.	92,543	2,766,140
Bharat Forge Ltd.	206,751	2,828,078
Bosch Ltd.	10,355	3,435,628
Ceat Ltd.	18,636	627,832
CIE Automotive India Ltd.	59,680	278,003
Endurance Technologies Ltd.(a)	33,450	770,302
Exide Industries Ltd.	1,141,239	4,812,771
FIEM Industries Ltd.	16,437	270,721
Gabriel India Ltd.	161,037	1,092,013
JBM Auto Ltd.	10,918	75,595
JK Tyre & Industries Ltd.	410,009	1,330,919
Minda Corp. Ltd.	167,986	1,059,930
Motherson Sumi Wiring India Ltd.	350,923	213,947
Pricol Ltd.*	56,429	298,048
Samvardhana Motherson International Ltd.	2,308,999	3,537,822
Sansera Engineering Ltd.(a)	35,198	501,064
Sona Blw Precision Forgings Ltd.(a)	239,867	1,294,295
Steel Strips Wheels Ltd.	617,948	1,289,866
Sundram Fasteners Ltd.	55,357	591,410
Suprajit Engineering Ltd.	146,880	646,394
Tube Investments of India Ltd.	74,495	2,413,674
UNO Minda Ltd.	149,186	1,528,121
Varroc Engineering Ltd.*(a)	184,661	929,327
Total Automobile Components		37,006,429
Automobiles – 5.3%
Bajaj Auto Ltd.	161,907	14,924,578
Eicher Motors Ltd.	243,364	15,226,391
Hero MotoCorp Ltd.	274,403	11,952,250
Mahindra & Mahindra Ltd.	2,604,827	81,241,894
Maruti Suzuki India Ltd.	170,333	22,961,799
Tata Motors Ltd.	1,089,234	8,594,973
TVS Motor Co. Ltd.	240,133	6,798,512
Total Automobiles		161,700,397
Investments	Shares	Value
Banks – 21.9%
AU Small Finance Bank Ltd.(a)	308,711	$1,930,877
Axis Bank Ltd.	3,515,377	45,323,881
Bandhan Bank Ltd.(a)	1,602,460	2,742,494
Bank of Baroda	5,739,697	15,346,374
Bank of India	2,841,661	3,561,364
Bank of Maharashtra	3,280,640	1,778,641
Canara Bank	11,288,570	11,754,456
Central Bank of India Ltd.*	2,058,470	1,030,048
City Union Bank Ltd.	1,604,356	2,950,337
CSB Bank Ltd.*	228,810	809,124
DCB Bank Ltd.	822,516	1,077,891
Equitas Small Finance Bank Ltd.(a)	2,727,243	1,754,293
Federal Bank Ltd.	7,596,039	17,128,136
HDFC Bank Ltd.	9,088,817	194,403,758
ICICI Bank Ltd.	11,324,955	178,653,989
IDBI Bank Ltd.	1,888,328	1,716,612
IDFC First Bank Ltd.*	26,102,019	16,783,959
Indian Bank	1,297,583	8,217,633
Indian Overseas Bank*	2,001,511	912,561
IndusInd Bank Ltd.	789,792	6,004,812
Jammu & Kashmir Bank Ltd.	1,169,045	1,262,428
Jana Small Finance Bank Ltd.*	41,419	197,252
Karnataka Bank Ltd.	782,874	1,610,675
Karur Vysya Bank Ltd.	1,957,986	4,793,226
Kotak Mahindra Bank Ltd.	1,967,378	49,975,970
Punjab National Bank	4,229,707	4,757,106
RBL Bank Ltd.(a)	1,746,770	3,546,369
South Indian Bank Ltd.	3,352,801	904,959
State Bank of India	8,346,761	75,340,327
Suryoday Small Finance Bank Ltd.*	84,455	99,116
Tamilnad Mercantile Bank Ltd.	89,207	428,853
UCO Bank	696,597	290,953
Ujjivan Small Finance Bank Ltd.(a)	6,123,069	2,465,060
Union Bank of India Ltd.	6,406,593	9,457,825
Yes Bank Ltd.*	9,946,028	1,964,245
Total Banks		670,975,604
Beverages – 0.4%
Globus Spirits Ltd.	41,864	515,313
Radico Khaitan Ltd.	118,334	3,362,805
Sula Vineyards Ltd.	55,767	175,739
United Breweries Ltd.	32,601	762,556
United Spirits Ltd.	219,888	3,605,008
Varun Beverages Ltd.	684,039	4,318,835
Total Beverages		12,740,256
Biotechnology – 0.1%
Biocon Ltd.	305,635	1,221,861
Broadline Retail – 0.0%
RattanIndia Enterprises Ltd.*	727,318	349,310
See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
Building Products – 0.2%
Astral Ltd.	31,735	$480,541
Blue Star Ltd.	124,361	3,108,425
Carysil Ltd.	6,816	49,741
Cera Sanitaryware Ltd.	8,408	554,694
Electrosteel Castings Ltd.	1,112,198	1,278,333
Kajaria Ceramics Ltd.	13,351	134,162
Prince Pipes & Fittings Ltd.	16,575	47,559
Total Building Products		5,653,455
Capital Markets – 0.7%
360 ONE WAM Ltd.	164,714	1,816,580
Anand Rathi Wealth Ltd.	29,252	654,429
Angel One Ltd.	106,672	2,886,936
Authum Investment & Infrastucture Ltd.	42,142	853,194
Care Ratings Ltd.	22,287	288,390
CRISIL Ltd.	19,227	940,042
HDFC Asset Management Co. Ltd.(a)	146,865	6,896,972
IIFL Securities Ltd.	33,679	85,765
Indian Energy Exchange Ltd.(a)	409,354	841,817
Kfin Technologies Ltd.	15,292	184,207
Multi Commodity Exchange of India Ltd.	41,170	2,558,539
Nippon Life India Asset Management Ltd.(a)	205,131	1,388,500
Share India Securities Ltd.	30,198	58,359
UTI Asset Management Co. Ltd.	163,350	2,016,732
Total Capital Markets		21,470,462
Chemicals – 3.8%
Aarti Industries Ltd.	44,271	202,391
Alkyl Amines Chemicals	4,952	93,750
Anupam Rasayan India Ltd.	111,499	990,638
Archean Chemical Industries Ltd.	33,537	203,209
Asian Paints Ltd.	348,286	9,537,753
Atul Ltd.	6,880	493,958
Balaji Amines Ltd.	6,334	89,457
BASF India Ltd.	4,095	211,940
Bayer CropScience Ltd.	4,950	284,332
Berger Paints India Ltd.	571,672	3,345,524
Bhansali Engineering Polymers Ltd.	142,862	182,036
Carborundum Universal Ltd.	12,190	144,637
Castrol India Ltd.	910,296	2,161,557
Chambal Fertilisers & Chemicals Ltd.	684,731	5,010,960
Clean Science & Technology Ltd.	99,333	1,356,651
Coromandel International Ltd.	360,742	8,365,576
DCM Shriram Ltd.	200,771	2,534,874
Deepak Fertilisers & Petrochemicals Corp. Ltd.	544,043	7,104,751
Deepak Nitrite Ltd.	118,387	2,747,462
EID Parry India Ltd.*	732,393	6,731,615
Epigral Ltd.	22,498	501,196
Fine Organic Industries Ltd.	13,483	632,091
Finolex Industries Ltd.	616,831	1,298,504
Galaxy Surfactants Ltd.	32,552	780,109
Investments	Shares	Value
Garware Hi-Tech Films Ltd.	15,744	$726,621
GHCL Ltd.	762,172	5,482,716
Gujarat Fluorochemicals Ltd.	73,208	3,445,609
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	314,185	1,824,881
Himadri Speciality Chemical Ltd.	442,014	2,194,491
India Glycols Ltd.	13,895	180,417
Indigo Paints Ltd.	39,857	439,594
Jindal Poly Films Ltd.	23,858	192,140
Jubilant Ingrevia Ltd.	168,925	1,284,441
Kansai Nerolac Paints Ltd.	230,100	626,989
Kiri Industries Ltd.*	354,419	2,584,567
Laxmi Organic Industries Ltd.	216,113	443,111
Linde India Ltd.	12,490	914,387
Mayur Uniquoters Ltd.	53,161	294,283
Navin Fluorine International Ltd.	51,570	2,540,625
NOCIL Ltd.	120,932	247,615
Paradeep Phosphates Ltd.(a)	396,140	479,321
PCBL CHEMICAL Ltd.	593,584	2,940,054
PI Industries Ltd.	98,330	3,943,899
Pidilite Industries Ltd.	83,415	2,780,712
Polyplex Corp. Ltd.	65,594	916,885
Rallis India Ltd.	433,939	1,087,887
Rashtriya Chemicals & Fertilizers Ltd.	675,918	992,614
Responsive Industries Ltd.	132,131	292,204
Rossari Biotech Ltd.	46,816	331,186
Sharda Cropchem Ltd.	66,530	444,883
Solar Industries India Ltd.	17,768	2,337,400
SRF Ltd.	241,968	8,320,574
Styrenix Performance Materials Ltd.	18,924	604,434
Sudarshan Chemical Industries Ltd.	229,345	2,656,965
Sumitomo Chemical India Ltd.	107,549	703,823
Supreme Industries Ltd.	58,612	2,349,520
Tata Chemicals Ltd.	699,934	7,082,663
Vinati Organics Ltd.	22,644	418,837
Total Chemicals		117,111,319
Commercial Services & Supplies – 0.1%
CMS Info Systems Ltd.	101,958	550,452
Indian Railway Catering & Tourism Corp. Ltd.	153,690	1,308,134
ION Exchange India Ltd.	78,777	430,556
Total Commercial Services & Supplies		2,289,142
Construction & Engineering – 2.2%
Ashoka Buildcon Ltd.*	1,572,539	3,541,835
Dilip Buildcon Ltd.(a)	43,128	240,131
Engineers India Ltd.	190,074	357,098
G R Infraprojects Ltd.	73,863	901,289
GMR Power & Urban Infra Ltd.*	764,474	1,022,578
HG Infra Engineering Ltd.	28,459	351,873
IRB Infrastructure Developers Ltd.	2,892,592	1,528,321
ITD Cementation India Ltd.	74,245	484,094
J Kumar Infraprojects Ltd.	106,093	787,451

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
Kalpataru Projects International Ltd.	135,854	$1,548,916
KEC International Ltd.	218,476	2,000,785
KNR Constructions Ltd.	405,978	1,083,574
Larsen & Toubro Ltd.	847,003	34,607,489
Man Infraconstruction Ltd.	123,069	214,151
NBCC India Ltd.	2,181,843	2,090,393
NCC Ltd.	1,918,450	4,701,827
Patel Engineering Ltd.*	330,577	151,148
PNC Infratech Ltd.	48,321	143,144
Power Mech Projects Ltd.	14,899	473,723
Praj Industries Ltd.	142,792	926,943
PSP Projects Ltd.*	8,050	59,627
Rail Vikas Nigam Ltd.	1,268,082	5,220,096
Ramky Infrastructure Ltd.*	21,741	114,018
Techno Electric & Engineering Co. Ltd.	16,554	194,296
Voltas Ltd.	159,080	2,714,908
Welspun Enterprises Ltd.	476,067	2,691,062
Total Construction & Engineering		68,150,770
Construction Materials – 2.2%
ACC Ltd.	72,218	1,641,397
Ambuja Cements Ltd.	772,894	4,868,086
Birla Corp. Ltd.	28,169	347,974
Dalmia Bharat Ltd.	124,084	2,644,420
Grasim Industries Ltd.	1,127,641	34,448,973
JK Cement Ltd.	41,138	2,374,089
JK Lakshmi Cement Ltd.	111,860	1,013,084
Orient Cement Ltd.	560,080	2,227,608
Ramco Cements Ltd.	82,084	861,199
Shree Cement Ltd.	5,550	1,980,653
UltraTech Cement Ltd.	120,043	16,164,742
Total Construction Materials		68,572,225
Consumer Finance – 0.1%
Satin Creditcare Network Ltd.*	386,122	645,912
SBFC Finance Ltd.*	661,347	682,761
SBI Cards & Payment Services Ltd.	253,008	2,608,153
Total Consumer Finance		3,936,826
Consumer Staples Distribution & Retail – 0.1%
Avenue Supermarts Ltd.*(a)	63,269	3,022,492
Medplus Health Services Ltd.*	26,864	238,868
Total Consumer Staples Distribution & Retail		3,261,360
Containers & Packaging – 0.1%
AGI Greenpac Ltd.	60,580	528,385
Cosmo First Ltd.	63,524	457,372
EPL Ltd.	207,851	490,516
Time Technoplast Ltd.	278,463	1,360,835
Total Containers & Packaging		2,837,108
Diversified Consumer Services – 0.0%
NIIT Learning Systems Ltd.	24,549	119,094
Investments	Shares	Value
Diversified Telecommunication Services – 0.4%
HFCL Ltd.	1,217,173	$1,126,425
Indus Towers Ltd.*	1,902,253	7,440,091
Railtel Corp. of India Ltd.	69,031	244,352
Tata Communications Ltd.	184,719	3,410,729
Total Diversified Telecommunication Services		12,221,597
Electric Utilities – 3.3%
Adani Energy Solutions Ltd.*	125,517	1,280,538
CESC Ltd.	3,718,371	6,693,481
Power Grid Corp. of India Ltd.	19,442,936	66,047,635
Reliance Infrastructure Ltd.*	1,216,445	3,680,966
SJVN Ltd.	515,753	552,667
Tata Power Co. Ltd.	3,159,376	13,876,156
Torrent Power Ltd.	552,554	9,612,038
Total Electric Utilities		101,743,481
Electrical Equipment – 1.8%
ABB India Ltd.	24,947	1,618,793
Amara Raja Energy & Mobility Ltd.	260,342	3,055,967
Bharat Heavy Electricals Ltd.	530,169	1,342,472
CG Power & Industrial Solutions Ltd.	361,582	2,701,104
Elecon Engineering Co. Ltd.	93,215	489,836
Finolex Cables Ltd.	106,707	1,140,260
Graphite India Ltd.	73,255	409,631
Havells India Ltd.	199,121	3,561,802
HEG Ltd.	272,943	1,541,906
KEI Industries Ltd.	123,985	4,196,320
Olectra Greentech Ltd.	13,793	188,404
Polycab India Ltd.	44,714	2,693,093
RR Kabel Ltd.	70,775	784,986
Suzlon Energy Ltd.*	44,723,559	29,647,394
Triveni Turbine Ltd.	45,283	298,593
V-Guard Industries Ltd.	22,740	94,594
Total Electrical Equipment		53,765,155
Electronic Equipment, Instruments & Components – 0.3%
Redington Ltd.	2,710,815	7,705,314
Syrma SGS Technology Ltd.	15,619	84,041
Total Electronic Equipment, Instruments & Components		7,789,355
Entertainment – 0.1%
Saregama India Ltd.	266,662	1,596,275
Financial Services – 0.4%
Bajaj Finserv Ltd.	481,664	11,312,039
Infibeam Avenues Ltd.	1,055,084	204,295
Muthoot Microfin Ltd.*	168,114	241,611
Total Financial Services		11,757,945
Food Products – 1.3%
Adani Wilmar Ltd.*	20,134	60,850
Avanti Feeds Ltd.	88,550	946,547
Balrampur Chini Mills Ltd.	276,996	1,774,317

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
Bikaji Foods International Ltd.	25,268	$195,410
Britannia Industries Ltd.	111,373	6,432,915
CCL Products India Ltd.	84,288	547,309
Dalmia Bharat Sugar & Industries Ltd.	171,788	725,460
Godrej Agrovet Ltd.(a)	34,941	308,111
Gujarat Ambuja Exports Ltd.	257,858	308,081
Hatsun Agro Product Ltd.	45,710	515,620
Heritage Foods Ltd.	38,486	173,378
Kaveri Seed Co. Ltd.	101,681	1,502,686
KRBL Ltd.	265,607	853,323
LT Foods Ltd.	572,203	2,550,637
Marico Ltd.	540,992	4,124,572
Mrs. Bectors Food Specialities Ltd.	44,522	761,233
Nestle India Ltd.	227,625	5,994,056
Parag Milk Foods Ltd.(a)	62,426	109,153
Patanjali Foods Ltd.	88,020	1,862,299
Tata Consumer Products Ltd.	481,622	5,645,524
Triveni Engineering & Industries Ltd.	583,621	2,625,091
Venky’s India Ltd.	7,469	141,328
Zydus Wellnes Ltd.	20,796	408,876
Total Food Products		38,566,776
Gas Utilities – 1.1%
Adani Total Gas Ltd.	18,043	127,207
GAIL India Ltd.	8,854,757	18,962,529
Gujarat Gas Ltd.	288,622	1,392,416
Gujarat State Petronet Ltd.	1,683,926	5,739,011
Indraprastha Gas Ltd.	2,070,187	4,919,669
Mahanagar Gas Ltd.	179,703	2,916,015
Total Gas Utilities		34,056,847
Ground Transportation – 0.1%
Container Corp. of India Ltd.	200,944	1,625,937
VRL Logistics Ltd.	6,398	35,421
Total Ground Transportation		1,661,358
Health Care Equipment & Supplies – 0.0%
Poly Medicure Ltd.	25,084	658,924
Health Care Providers & Services – 0.7%
Apollo Hospitals Enterprise Ltd.	57,186	4,426,617
Aster DM Healthcare Ltd.(a)	235,441	1,331,840
Dr. Lal PathLabs Ltd.(a)	28,384	823,168
Fortis Healthcare Ltd.	424,577	3,468,991
Global Health Ltd.*	27,116	380,159
Krishna Institute of Medical Sciences Ltd.*(a)	15,885	118,869
Krsnaa Diagnostics Ltd.	50,237	463,093
Max Healthcare Institute Ltd.	662,172	8,498,284
Metropolis Healthcare Ltd.*(a)	52,664	964,000
Narayana Hrudayalaya Ltd.	76,215	1,508,785
Rainbow Children’s Medicare Ltd.	7,219	118,387
Thyrocare Technologies Ltd.(a)	48,870	388,599
Vijaya Diagnostic Centre Pvt Ltd.	1,711	20,162
Total Health Care Providers & Services		22,510,954
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.4%
Chalet Hotels Ltd.*	19,537	$187,307
Delta Corp. Ltd.	35,782	34,839
EIH Ltd.	81,197	335,817
Indian Hotels Co. Ltd.	1,029,217	9,483,283
ITC Hotels Ltd.*	577,928	1,335,477
Jubilant Foodworks Ltd.	190,942	1,484,130
Lemon Tree Hotels Ltd.*(a)	91,016	136,738
Mahindra Holidays & Resorts India Ltd.*	3,325	11,085
Total Hotels, Restaurants & Leisure		13,008,676
Household Durables – 0.4%
Amber Enterprises India Ltd.*	10,027	845,924
Bajaj Electricals Ltd.	181,453	1,154,879
Cello World Ltd.	74,901	478,688
Crompton Greaves Consumer Electricals Ltd.	669,706	2,773,318
Dixon Technologies India Ltd.	25,316	3,903,621
LA Opala RG Ltd.	131,280	326,432
Orient Electric Ltd.	147,366	358,741
Symphony Ltd.	22,907	300,486
TTK Prestige Ltd.	49,850	346,671
Whirlpool of India Ltd.	21,295	246,628
Total Household Durables		10,735,388
Household Products – 0.0%
Jyothy Labs Ltd.	60,811	233,860
Independent Power & Renewable Electricity Producers – 3.4%
Adani Green Energy Ltd.*	59,370	658,941
Adani Power Ltd.*	2,812,471	16,758,507
Jaiprakash Power Ventures Ltd.*	8,113,694	1,352,717
JSW Energy Ltd.	566,287	3,563,787
KPI Green Energy Ltd.(a)	59,258	283,213
NHPC Ltd.	9,126,478	8,777,051
NLC India Ltd.	751,545	2,151,341
NTPC Ltd.	17,305,162	72,401,368
Total Independent Power & Renewable Electricity Producers		105,946,925
Independent Power and Renewable Electricity Producers – 0.1%
Gujarat Industries Power Co. Ltd.	258,958	546,592
Reliance Power Ltd.*	3,539,857	1,780,024
Total Independent Power and Renewable Electricity Producers		2,326,616
Industrial Conglomerates – 0.4%
Apar Industries Ltd.	26,684	1,729,539
Balmer Lawrie & Co. Ltd.	104,379	225,433
Godrej Industries Ltd.*	154,462	2,049,584
Nava Ltd.	916,501	5,562,431
Siemens Ltd.	59,377	3,664,740
Total Industrial Conglomerates		13,231,727

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
Insurance – 1.2%
General Insurance Corp. of India(a)	1,848,251	$9,105,835
HDFC Life Insurance Co. Ltd.(a)	454,769	3,648,368
ICICI Lombard General Insurance Co. Ltd.(a)	343,006	7,194,809
ICICI Prudential Life Insurance Co. Ltd.(a)	215,481	1,422,758
Life Insurance Corp. of India	641,300	5,997,897
Max Financial Services Ltd.*	114,723	1,540,467
New India Assurance Co. Ltd.(a)	458,304	828,537
SBI Life Insurance Co. Ltd.(a)	284,781	5,157,194
Star Health & Allied Insurance Co. Ltd.*	505	2,107
Total Insurance		34,897,972
IT Services – 10.6%
Cigniti Technologies Ltd.*	46,509	796,702
Coforge Ltd.	31,332	2,972,622
Cyient Ltd.	110,235	1,631,358
Happiest Minds Technologies Ltd.	12	84
HCL Technologies Ltd.	2,342,159	43,638,459
Infosys Ltd.	7,391,123	135,819,911
LTIMindtree Ltd.(a)	79,126	4,157,859
Mastek Ltd.	10,408	265,599
Mphasis Ltd.	151,967	4,445,265
Persistent Systems Ltd.	123,836	7,988,543
Protean eGov Technologies Ltd.	6,124	96,067
Sonata Software Ltd.	246,124	995,467
Tata Consultancy Services Ltd.	1,774,049	74,848,481
Tata Technologies Ltd.	57,981	461,216
Tech Mahindra Ltd.	1,260,482	20,915,249
Wipro Ltd.	7,332,012	22,496,360
Zensar Technologies Ltd.	320,664	2,629,353
Total IT Services		324,158,595
Life Sciences Tools & Services – 0.4%
Divi’s Laboratories Ltd.	163,498	11,047,700
Syngene International Ltd.(a)	126,539	1,075,113
Total Life Sciences Tools & Services		12,122,813
Machinery – 0.9%
Action Construction Equipment Ltd.	23,923	351,851
AIA Engineering Ltd.	42,487	1,666,076
Ashok Leyland Ltd.	1,159,520	2,770,449
BEML Ltd.	8,167	307,632
Cochin Shipyard Ltd.(a)	164,429	2,708,469
Confidence Petroleum India Ltd.	947,836	520,313
Craftsman Automation Ltd.	17,706	1,010,354
Cummins India Ltd.	183,880	6,565,552
Elgi Equipments Ltd.	219,002	1,234,236
Escorts Kubota Ltd.	38,028	1,445,996
Force Motors Ltd.	3,347	354,221
GMM Pfaudler Ltd.	84,188	998,663
Greaves Cotton Ltd.	222,131	558,235
Grindwell Norton Ltd.	23,268	461,889
Investments	Shares	Value
ISGEC Heavy Engineering Ltd.	26,214	$321,969
Jamna Auto Industries Ltd.	179,414	158,208
Kirloskar Brothers Ltd.	37,345	748,320
Kirloskar Oil Engines Ltd.	36,110	304,076
LG Balakrishnan & Bros Ltd.	39,752	553,963
NRB Bearings Ltd.	116,652	277,080
Rolex Rings Ltd.*	35,997	538,697
Schaeffler India Ltd.	1,899	75,016
SKF India Ltd.	28,353	1,277,307
Technocraft Industries India Ltd.*	8,433	259,075
Tega Industries Ltd.	11,558	199,551
Thermax Ltd.	46,987	2,008,777
Timken India Ltd.	18,869	607,236
Titagarh Rail System Ltd.	37,618	350,444
Total Machinery		28,633,655
Marine Transportation – 0.1%
Shipping Corp. of India Ltd.	986,646	1,907,898
Media – 0.1%
Affle India Ltd.*	47,373	891,536
DB Corp. Ltd.	48,452	131,174
Sun TV Network Ltd.	204,060	1,551,713
Zee Entertainment Enterprises Ltd.	21,903	25,201
Total Media		2,599,624
Metals & Mining – 7.3%
APL Apollo Tubes Ltd.	138,181	2,465,829
Ashapura Minechem Ltd.*	47,494	199,595
Godawari Power & Ispat Ltd.	705,379	1,486,476
Goodluck India Ltd.	11,989	98,012
Gravita India Ltd.	21,836	468,016
Hindalco Industries Ltd.	7,058,401	56,357,375
Hindustan Zinc Ltd.	863,232	4,664,972
Jai Balaji Industries Ltd.*	111,517	179,920
Jindal Saw Ltd.	779,564	2,463,394
Jindal Stainless Ltd.	1,005,263	6,840,340
Jindal Steel & Power Ltd.	933,230	9,960,932
JSW Steel Ltd.	1,091,716	13,579,952
Kirloskar Ferrous Industries Ltd.	161,005	885,624
Lloyds Metals & Energy Ltd.	13,470	202,864
Maharashtra Seamless Ltd.	310,078	2,476,887
Mishra Dhatu Nigam Ltd.(a)	6,619	21,055
MOIL Ltd.	146,735	554,511
National Aluminium Co. Ltd.	4,072,693	8,363,857
NMDC Ltd.	22,621,672	18,232,847
Ramkrishna Forgings Ltd.	121,766	1,101,660
Ratnamani Metals & Tubes Ltd.	27,401	830,598
Sandur Manganese & Iron Ores Ltd.	240,939	1,240,460
Sarda Energy & Minerals Ltd.	450,443	2,708,271
Steel Authority of India Ltd.	3,927,282	5,292,279
Surya Roshni Ltd.	278,721	796,877
Tata Steel Ltd.	23,576,656	42,545,420
See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
Usha Martin Ltd.	386,672	$1,526,149
Vedanta Ltd.	6,499,330	35,236,942
Welspun Corp. Ltd.	251,425	2,558,594
Total Metals & Mining		223,339,708
Office REITs – 0.0%
Mindspace Business Parks REIT(a)	234,368	1,027,548
Oil, Gas & Consumable Fuels – 16.0%
Aegis Logistics Ltd.	478,909	4,512,998
Bharat Petroleum Corp. Ltd.	2,698,315	8,791,129
Chennai Petroleum Corp. Ltd.	111,606	803,169
Coal India Ltd.	17,721,537	82,561,245
Great Eastern Shipping Co. Ltd.	1,066,726	11,627,310
Hindustan Oil Exploration Co. Ltd.*	366,103	732,699
Hindustan Petroleum Corp. Ltd.	228,108	961,698
Indian Oil Corp. Ltd.	14,885,603	22,239,802
Mangalore Refinery & Petrochemicals Ltd.	479,867	754,785
Oil & Natural Gas Corp. Ltd.	31,248,514	90,075,859
Oil India Ltd.	7,959,465	36,015,363
Petronet LNG Ltd.	3,700,980	12,712,951
Reliance Industries Ltd.	14,662,379	218,737,015
Total Oil, Gas & Consumable Fuels		490,526,023
Paper & Forest Products – 0.1%
Aditya Birla Real Estate Ltd.	32,937	755,251
Century Plyboards India Ltd.	101,016	837,875
Greenpanel Industries Ltd.	238,154	632,217
JK Paper Ltd.	358,229	1,309,109
West Coast Paper Mills Ltd.	23,004	109,997
Total Paper & Forest Products		3,644,449
Passenger Airlines – 0.2%
InterGlobe Aviation Ltd.*(a)	117,515	7,033,026
Personal Care Products – 1.1%
Bajaj Consumer Care Ltd.*	599,419	1,102,795
Colgate-Palmolive India Ltd.	142,578	3,986,462
Dabur India Ltd.	345,142	2,045,271
Emami Ltd.	431,826	2,929,783
Godrej Consumer Products Ltd.	286,592	3,887,002
Hindustan Unilever Ltd.	777,015	20,534,796
Total Personal Care Products		34,486,109
Pharmaceuticals – 4.1%
Aarti Drugs Ltd.	103,839	413,424
Aarti Pharmalabs Ltd.	88,891	779,217
Aether Industries Ltd.*	4,943	48,058
Ajanta Pharma Ltd.	38,893	1,193,557
Alembic Pharmaceuticals Ltd.	127,282	1,384,544
Alivus Life Sciences Ltd.*	39,989	505,825
Alkem Laboratories Ltd.	44,585	2,546,440
AMI Organics Ltd.	4,155	118,652
Aurobindo Pharma Ltd.*	588,532	7,990,773
Investments	Shares	Value
Caplin Point Laboratories Ltd.	126,197	$2,952,631
Cipla Ltd.	733,205	12,371,561
Dr. Reddy’s Laboratories Ltd.	1,558,946	20,869,239
FDC Ltd.	60,243	277,665
Gland Pharma Ltd.(a)	77,611	1,445,936
GlaxoSmithKline Pharmaceuticals Ltd.	55,789	1,880,041
Granules India Ltd.	420,557	2,393,026
Hikal Ltd.	75,363	352,204
Indoco Remedies Ltd.	90,775	247,338
IOL Chemicals & Pharmaceuticals Ltd.	426,382	305,049
Ipca Laboratories Ltd.	156,508	2,750,117
JB Chemicals & Pharmaceuticals Ltd.	71,229	1,352,703
Laurus Labs Ltd.(a)	729,956	5,238,586
Lupin Ltd.	219,231	5,201,550
Mankind Pharma Ltd.*	25,617	726,723
Marksans Pharma Ltd.	399,549	1,039,956
Natco Pharma Ltd.	178,527	1,668,355
Neuland Laboratories Ltd.	24,117	3,406,120
Sun Pharmaceutical Industries Ltd.	1,710,062	34,706,421
Supriya Lifescience Ltd.	7,144	61,362
Suven Pharmaceuticals Ltd.*	304,492	4,100,387
Torrent Pharmaceuticals Ltd.	84,455	3,189,523
Zydus Lifesciences Ltd.	459,987	4,770,335
Total Pharmaceuticals		126,287,318
Professional Services – 0.5%
Computer Age Management Services Ltd.	31,800	1,385,271
Datamatics Global Services Ltd.	60,304	452,672
eClerx Services Ltd.	120,340	3,909,844
Firstsource Solutions Ltd.	1,320,831	5,257,981
L&T Technology Services Ltd.(a)	32,456	1,709,406
Latent View Analytics Ltd.*	56,611	243,439
Quess Corp. Ltd.(a)	148,144	1,128,683
RITES Ltd.	63,644	166,324
TeamLease Services Ltd.*	8,122	172,019
Total Professional Services		14,425,639
Real Estate Management & Development – 0.8%
Brigade Enterprises Ltd.	50,388	575,758
DLF Ltd.	498,902	3,972,071
Godrej Properties Ltd.*	48,461	1,207,436
Macrotech Developers Ltd.(a)	23,975	335,421
Mahindra Lifespace Developers Ltd.	2,465	8,624
NESCO Ltd.	64,688	689,887
Oberoi Realty Ltd.	250,250	4,794,049
Phoenix Mills Ltd.	429,532	8,258,211
Prestige Estates Projects Ltd.	278,247	3,855,693
Sobha Ltd.	97,312	1,394,400
Valor Estate Ltd.*	230,252	405,778
Total Real Estate Management & Development		25,497,328

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (concluded) WisdomTree India Earnings Fund (EPI) (consolidated) March 31, 2025
Investments	Shares	Value
Software – 0.4%
Birlasoft Ltd.	213,391	$967,933
CE Info Systems Ltd.	48,078	950,254
Intellect Design Arena Ltd.	138,967	1,126,239
KPIT Technologies Ltd.	70,635	1,080,485
Newgen Software Technologies Ltd.	196,686	2,292,647
Oracle Financial Services Software Ltd.	65,523	6,018,480
Rategain Travel Technologies Ltd.*	14,956	77,866
Route Mobile Ltd.	1,518	16,556
Tanla Platforms Ltd.	1,780	9,731
Tata Elxsi Ltd.	8,396	512,232
Total Software		13,052,423
Specialty Retail – 0.1%
Go Fashion India Ltd.*	44,287	348,659
Metro Brands Ltd.	21,134	250,549
Senco Gold Ltd.	24,702	78,711
Trent Ltd.	47,863	2,981,984
Total Specialty Retail		3,659,903
Textiles, Apparel & Luxury Goods – 0.7%
Arvind Ltd.	633,595	2,336,160
Bata India Ltd.	13,720	195,818
Campus Activewear Ltd.	371,113	1,001,025
Gokaldas Exports Ltd.*	91,936	867,327
Indo Count Industries Ltd.	16,067	47,737
Kalyan Jewellers India Ltd.	51,549	281,801
KPR Mill Ltd.	136,956	1,452,521
LUX Industries Ltd.	35,835	576,626
Monte Carlo Fashions Ltd.	1,782	10,951
Page Industries Ltd.	3,813	1,904,604
Relaxo Footwears Ltd.	11,314	53,868
Rupa & Co. Ltd.	31,010	64,790
Safari Industries India Ltd.	4,715	109,032
Siyaram Silk Mills Ltd.	50,443	387,326
Titan Co. Ltd.	166,386	5,963,305
Trident Ltd.	642,271	182,373
Vaibhav Global Ltd.	1,479	3,789
Vardhman Textiles Ltd.	343,533	1,588,196
Investments	Shares	Value
Vedant Fashions Ltd.	29,976	$272,098
Welspun Living Ltd.	530,609	838,818
Total Textiles, Apparel & Luxury Goods		18,138,165
Tobacco – 1.0%
Godfrey Phillips India Ltd.	36,920	2,923,968
ITC Ltd.	5,592,309	26,809,192
VST Industries Ltd.	205,926	634,239
Total Tobacco		30,367,399
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	81,311	2,203,048
IndiaMart InterMesh Ltd.(a)	277	6,704
MMTC Ltd.*	1,435,676	876,464
MSTC Ltd.	59,319	353,877
Total Trading Companies & Distributors		3,440,093
Transportation Infrastructure – 0.5%
Adani Ports & Special Economic Zone Ltd.	1,006,420	13,928,978
Gujarat Pipavav Port Ltd.	573,148	925,982
JSW Infrastructure Ltd.	159,262	595,887
Total Transportation Infrastructure		15,450,847
Wireless Telecommunication Services – 1.4%
Bharti Airtel Ltd.	2,154,484	43,693,382
TOTAL COMMON STOCKS (Cost: $2,271,694,878)		3,108,594,951
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $5,551,487)	5,551,487	5,551,487
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $2,277,246,365)		3,114,146,438
Other Liabilities less Assets – (1.7)%		(50,562,241)
NET ASSETS – 100.0%		$3,063,584,197

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,108,594,951	$—	$—	$3,108,594,951
Mutual Fund	—	5,551,487	—	5,551,487
Total Investments in Securities	$3,108,594,951	$5,551,487	$—	$3,114,146,438

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments WisdomTree New Economy Real Estate Fund (WTRE) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 5.4%
Dexus	39,655	$174,954
Goodman Group	27,394	485,316
NEXTDC Ltd.*	18,338	129,243
Total Australia		789,513
Belgium – 1.1%
Warehouses De Pauw CVA	6,837	161,887
Canada – 1.7%
Allied Properties Real Estate Investment Trust	4,736	53,933
Dream Industrial Real Estate Investment Trust	11,678	91,687
Granite Real Estate Investment Trust	2,377	110,737
Total Canada		256,357
China – 0.8%
ESR Group Ltd.(a)	71,000	111,698
Italy – 0.9%
Infrastrutture Wireless Italiane SpA(a)	13,216	139,761
Japan – 4.0%
Activia Properties, Inc.	21	47,746
GLP J-REIT	199	160,488
Japan Logistics Fund, Inc.	84	51,735
LaSalle Logiport REIT	79	73,590
Mitsubishi Estate Logistics REIT Investment Corp.	60	46,101
Mitsui Fudosan Logistics Park, Inc.	86	59,178
Nippon Prologis REIT, Inc.	101	156,424
Total Japan		595,262
Singapore – 5.4%
CapitaLand Ascendas REIT	151,936	301,815
Frasers Logistics & Commercial Trust	136,200	92,718
Keppel DC REIT	53,805	86,066
Keppel REIT	75,400	48,243
Mapletree Industrial Trust	86,909	135,785
Mapletree Logistics Trust	142,458	138,844
Total Singapore		803,471
Spain – 5.5%
Cellnex Telecom SA(a)	18,796	666,562
Merlin Properties Socimi SA	13,507	143,787
Total Spain		810,349
Sweden – 1.5%
Fabege AB	6,904	56,015
Sagax AB, Class B	7,550	158,289
Total Sweden		214,304
United Kingdom – 6.5%
Derwent London PLC	4,548	108,367
LondonMetric Property PLC	76,066	180,066
Segro PLC	56,545	504,184
Tritax Big Box REIT PLC	94,282	170,859
Total United Kingdom		963,476
Investments	Shares	Value
United States – 66.5%
Airbnb, Inc., Class A*	6,627	$791,661
Alexandria Real Estate Equities, Inc.	6,583	608,993
American Tower Corp.	3,282	714,163
Americold Realty Trust, Inc.	11,884	255,031
COPT Defense Properties	4,928	134,387
Cousins Properties, Inc.	6,277	185,171
Crown Castle, Inc.	6,702	698,549
Digital Realty Trust, Inc.	5,123	734,075
DigitalBridge Group, Inc.	7,184	63,363
Douglas Emmett, Inc.	6,152	98,432
EastGroup Properties, Inc.	1,817	320,065
Equinix, Inc.	926	755,014
First Industrial Realty Trust, Inc.	3,972	214,329
Healthpeak Properties, Inc.	26,309	531,968
Iron Mountain, Inc.	4,615	397,075
JBG SMITH Properties	2,857	46,026
Kilroy Realty Corp.	4,800	157,248
LXP Industrial Trust	9,470	81,915
Prologis, Inc.	5,948	664,927
Rexford Industrial Realty, Inc.	9,146	358,066
SBA Communications Corp.	4,066	894,561
Terreno Realty Corp.	3,979	251,552
Ventas, Inc.	12,431	854,756
Total United States		9,811,327
TOTAL COMMON STOCKS (Cost: $18,489,473)		14,657,405
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.23%(b) (Cost: $16,441)	16,441	16,441
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $18,505,914)		14,673,846
Other Assets less Liabilities – 0.6%		85,435
NET ASSETS – 100.0%		$14,759,281

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

CURRENCY ABBREVIATIONS:
GBP	British pound
JPY	Japanese yen
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (concluded) WisdomTree New Economy Real Estate Fund (WTRE) March 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	4/2/2025	6,440	SGD	4,803	USD	$–	$(12)
Standard Chartered Bank	4/1/2025	235,930	JPY	1,213	GBP	11	—
						$11	$(12)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,657,405	$—	$—	$14,657,405
Mutual Fund	—	16,441	—	16,441
Total Investments in Securities	$14,657,405	$16,441	$—	$14,673,846
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$11	$—	$11
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(12)	$—	$(12)
Total – Net	$14,657,405	$16,440	$—	$14,673,845

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

64    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust March 31, 2025
	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund
ASSETS:
Investments in securities, at cost	$404,841,239	$1,395,744,430	$2,731,945,577	$78,775,982
Investments in affiliates, at cost (Note 3)	—	—	429,651	—
Foreign currency, at cost	629,106	865,512	5,081,081	81,034
Investments in securities, at value[1,2] (Note 2)	427,783,921	1,667,732,876	2,789,803,564	81,273,237
Investments in affiliates, at value (Note 3)	—	—	445,612	—
Foreign currency, at value	629,135	861,605	5,075,969	81,125
Unrealized appreciation on foreign currency contracts	—	—	—	249,981
Receivables:
Investment securities sold	904,455	—	—	101,819
Capital shares sold	—	131,100	—	—
Dividends	64,125	3,783,759	11,806,193	314,271
Securities lending income	5,777	353	3,164	—
Interest	643	3,795	7,699	154
Foreign tax reclaims	—	134,205	395,221	1,350
Foreign capital gains tax refund	—	—	—	135,654
Other (Note 6)	—	289,408	351,278	—
Total Assets	429,388,056	1,672,937,101	2,807,888,700	82,157,591
LIABILITIES:
Unrealized depreciation on foreign currency contracts	577	333	—	536,008
Payables:
Cash collateral received for securities loaned (Note 2)	2,185,090	12,601,575	10,668,365	—
Investment securities purchased	1,675,299	1,518,456	—	—
Advisory fees (Note 3)	118,285	451,251	1,513,988	33,402
Service fees (Note 2)	1,627	6,205	10,580	306
Foreign capital gains tax	—	9,527,158	2,471,642	—
Other (Note 6)	—	86,823	105,383	—
Total Liabilities	3,980,878	24,191,801	14,769,958	569,716
NET ASSETS	$425,407,178	$1,648,745,300	$2,793,118,742	$81,587,875
NET ASSETS:
Paid-in capital	$1,049,659,690	$2,314,519,839	$4,138,213,283	$82,167,449
Total distributable earnings (loss)	(624,252,512)	(665,774,539)	(1,345,094,541)	(579,574)
NET ASSETS	$425,407,178	$1,648,745,300	$2,793,118,742	$81,587,875
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,525,000	53,800,000	66,600,000	3,100,000
Net asset value per share	$33.96	$30.65	$41.94	$26.32
[1] Includes market value of securities out on loan of:	$13,435,710	$10,933,197	$10,426,408	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

WisdomTree Trust    65

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2025
	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund
ASSETS:
Investments in securities, at cost	$114,789,924	$1,367,689,434	$466,295,406	$101,957,153
Investments in affiliates, at cost (Note 3)	—	—	259,402	286,461
Foreign currency, at cost	157,500	2,129,731	392,650	64,405
Investments in securities, at value[1,2] (Note 2)	131,101,501	1,553,282,298	473,048,904	117,030,247
Investments in affiliates, at value (Note 3)	—	—	266,239	317,250
Cash	—	—	—	15,585
Foreign currency, at value	157,463	2,134,039	392,596	64,736
Unrealized appreciation on foreign currency contracts	—	1,524	39	7
Receivables:
Investment securities sold	—	—	—	191,835
Dividends	433,970	8,748,544	1,273,729	460,150
Securities lending income	957	11,104	209	220
Interest	644	2,437	527	304
Foreign tax reclaims	8,286	273,582	1,539,438	137,348
Foreign capital gains tax refund	—	—	78,258	—
Other (Note 6)	—	264,290	153,707	8,820
Total Assets	131,702,821	1,564,717,818	476,753,646	118,226,502
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	17	118	190
Payables:
Cash collateral received for securities loaned (Note 2)	1,337,801	15,686,178	765,171	383,275
Investment securities purchased	—	—	—	15,578
Due to broker	—	—	15,272	—
Advisory fees (Note 3)	35,444	793,407	183,711	57,743
Service fees (Note 2)	487	6,019	1,925	439
Foreign capital gains tax	1,241,329	1,808,466	—	17,150
Other (Note 6)	—	79,287	46,112	2,646
Total Liabilities	2,615,061	18,373,374	1,012,309	477,021
NET ASSETS	$129,087,760	$1,546,344,444	$475,741,337	$117,749,481
NET ASSETS:
Paid-in capital	$140,036,063	$1,811,849,249	$550,093,127	$118,331,011
Total distributable earnings (loss)	(10,948,303)	(265,504,805)	(74,351,790)	(581,530)
NET ASSETS	$129,087,760	$1,546,344,444	$475,741,337	$117,749,481
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,300,000	32,000,000	13,400,000	2,100,000
Net asset value per share	$24.36	$48.32	$35.50	$56.07
[1] Includes market value of securities out on loan of:	$1,261,322	$11,795,130	$2,410,217	$884,117
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

66    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2025
	WisdomTree India Earnings Fund (consolidated)	WisdomTree New Economy Real Estate Fund
ASSETS:
Investments in securities, at cost	$2,277,246,365	$18,505,914
Foreign currency, at cost	10,775,230	1,437
Investments in securities, at value	3,114,146,438	14,673,846
Cash	183,500	—
Foreign currency, at value	10,922,503	1,437
Unrealized appreciation on foreign currency contracts	—	11
Receivables:
Dividends	738,368	60,710
Interest	14,516	50
Foreign tax reclaims	—	37,034
Total Assets	3,126,005,325	14,773,088
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	12
Payables:
Investment securities purchased	—	6,369
Advisory fees (Note 3)	2,087,400	7,370
Service fees (Note 2)	11,066	56
Foreign capital gains tax	60,322,662	—
Total Liabilities	62,421,128	13,807
NET ASSETS	$3,063,584,197	$14,759,281
NET ASSETS:
Paid-in capital	$2,406,763,810	$63,187,195
Total distributable earnings (loss)	656,820,387	(48,427,914)
NET ASSETS	$3,063,584,197	$14,759,281
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	69,800,000	850,000
Net asset value per share	$43.89	$17.36

See Notes to Financial Statements.

WisdomTree Trust    67

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund
INVESTMENT INCOME:
Dividends	$7,463,194	$40,927,331	$198,953,746	$1,364,317
Dividends from affiliates (Note 3)	—	—	118,311	—
Interest	—	8,653	22,924	—
Other income (Note 6)	—	93,587	180,762	—
Securities lending income, net (Note 2)	202,961	407,754	1,419,653	2,027
Less: Foreign withholding taxes on dividends	(468,177)	(5,784,669)	(23,062,863)	(177,510)
Total investment income	7,197,978	35,652,656	177,632,533	1,188,834
EXPENSES:
Advisory fees (Note 3)	1,238,073	6,058,717	18,033,555	186,011
Service fees (Note 2)	17,022	83,307	125,948	1,705
Other fees (Note 6)	—	35,396	56,211	—
Total expenses	1,255,095	6,177,420	18,215,714	187,716
Expense waivers (Note 3)	—	—	(6,744)	—
Net expenses	1,255,095	6,177,420	18,208,970	187,716
Net investment income	5,942,883	29,475,236	159,423,563	1,001,118
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(38,543,577)	(39,083,059)	241,939,890	(2,489,892)
Investment transactions in affiliates (Note 3)	—	—	122,161	—
In-kind redemptions	1,459,911	37,585,219	3,791,057	—
Foreign currency contracts	88,714	424,106	(1,710,197)	644,070
Foreign currency related transactions	341,727	(959,888)	(845,466)	(11,026)
Net realized gain (loss)	(36,653,225)	(2,033,622)	243,297,445	(1,856,848)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	132,262,917	92,901,422	(243,473,988)	884,082
Investment transactions in affiliates (Note 3)	—	—	(68,476)	—
Foreign currency contracts	(577)	(333)	(2,100)	(395,280)
Translation of assets and liabilities denominated in foreign currencies	(435,122)	(36,936)	883,593	(2,449)
Net increase (decrease) in unrealized appreciation/depreciation	131,827,218	92,864,153	(242,660,971)	486,353
Net realized and unrealized gain (loss) on investments	95,173,993	90,830,531	636,474	(1,370,495)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,116,876	$120,305,767	$160,060,037	$(369,377)
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$(5,982,767)	$(10,918,034)	$(38,122)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$(1,334,712)	$(7,490,212)	$(96,732)

See Notes to Financial Statements.

68    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund
INVESTMENT INCOME:
Dividends	$4,007,589	$99,108,681	$15,997,524	$5,267,956
Dividends from affiliates (Note 3)	—	425,758	44,651	17,773
Interest	1,589	25,003	4,022	5,269
Non-cash dividends	—	—	1,196	—
Other income (Note 6)	—	100,464	251,133	9,321
Securities lending income, net (Note 2)	13,307	4,665,567	99,399	15,878
Less: Foreign withholding taxes on dividends	(573,588)	(14,681,707)	(2,049,833)	(302,582)
Total investment income	3,448,897	89,643,766	14,348,092	5,013,615
EXPENSES:
Advisory fees (Note 3)	440,954	12,447,910	2,535,644	630,935
Service fees (Note 2)	6,062	94,432	26,564	4,786
Other fees (Note 6)	—	32,877	74,695	2,645
Total expenses	447,016	12,575,219	2,636,903	638,366
Expense waivers (Note 3)	—	(9,782)	(1,201)	(193)
Net expenses	447,016	12,565,437	2,635,702	638,173
Net investment income	3,001,881	77,078,329	11,712,390	4,375,442
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	3,667,061	181,347,366	25,945,204	6,012,661
Investment transactions in affiliates (Note 3)	—	284,191	(54,857)	13,647
In-kind redemptions	107,798	32,353,135	15,513,976	1,038,759
Foreign currency contracts	(15,712)	(2,036,780)	(22,512)	(1,130)
Foreign currency related transactions	(89,324)	(1,118,944)	(72,154)	139,643
Net realized gain	3,669,823	210,828,968	41,309,657	7,203,580
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	(10,261,483)	(309,931,660)	(92,541,631)	2,878,032
Investment transactions in affiliates (Note 3)	—	(22,053)	6,716	30,789
Foreign currency contracts	1,847	(4,398)	(76)	(186)
Translation of assets and liabilities denominated in foreign currencies	35,607	1,065,383	(13,449)	(698)
Net increase (decrease) in unrealized appreciation/depreciation	(10,224,029)	(308,892,728)	(92,548,440)	2,907,937
Net realized and unrealized gain (loss) on investments	(6,554,206)	(98,063,760)	(51,238,783)	10,111,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,552,325)	$(20,985,431)	$(39,526,393)	$14,486,959
1 Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(688,532)	$(14,380,597)	$(584,487)	$(43,178)
2 Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(601,131)	$(8,505,689)	$(411,894)	$(30,803)
See Notes to Financial Statements.

WisdomTree Trust    69

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree India Earnings Fund (consolidated)	WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:
Dividends	$60,495,608	$501,274
Interest	261,579	—
Non-cash dividends	—	—
Securities lending income, net (Note 2)	—	3,009
Less: Foreign withholding taxes on dividends	(13,212,832)	(23,842)
Total investment income	47,544,355	480,441
EXPENSES:
Advisory fees (Note 3)	29,033,135	104,688
Service fees (Note 2)	153,911	796
Interest expense (Note 7)	187,824	—
Total expenses	29,374,870	105,484
Net investment income	18,169,485	374,957
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(100,807,364)	50,718
In-kind redemptions	—	380,647
Futures contracts	2,795,631	—
Foreign currency contracts	(132,710)	(785)
Foreign currency related transactions	(2,360,148)	2,619
Net realized gain (loss)	(100,504,591)	433,199
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	96,418,771	(787,515)
Foreign currency contracts	—	—
Translation of assets and liabilities denominated in foreign currencies	(414,808)	101
Net increase (decrease) in unrealized appreciation/depreciation	96,003,963	(787,414)
Net realized and unrealized loss on investments	(4,500,628)	(354,215)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,668,857	$20,742
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(42,370,267)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(14,839,112)	$—

See Notes to Financial Statements.

70    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,942,883	$8,432,706	$29,475,236	$34,889,126
Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(36,653,225)	(210,900,122)	(2,033,622)	(155,767,445)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	131,827,218	38,974,364	92,864,153	277,025,315
Net increase (decrease) in net assets resulting from operations	101,116,876	(163,493,052)	120,305,767	156,146,996
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,653,130)	(9,480,375)	(27,356,455)	(38,726,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,593,446	18,772,219	99,800,352	58,062,651
Cost of shares redeemed	(44,297,190)	(223,139,933)	(533,866,173)	(356,148,643)
Net decrease in net assets resulting from capital share transactions	(29,703,744)	(204,367,714)	(434,065,821)	(298,085,992)
Net Increase (Decrease) in Net Assets	64,760,002	(377,341,141)	(341,116,509)	(180,664,996)
NET ASSETS:
Beginning of year	$360,647,176	$737,988,317	$1,989,861,809	$2,170,526,805
End of year	$425,407,178	$360,647,176	$1,648,745,300	$1,989,861,809
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	13,625,000	21,125,000	67,400,000	78,100,000
Shares created	450,000	600,000	3,200,000	2,100,000
Shares redeemed	(1,550,000)	(8,100,000)	(16,800,000)	(12,800,000)
Shares outstanding, end of year	12,525,000	13,625,000	53,800,000	67,400,000

See Notes to Financial Statements.

WisdomTree Trust    71

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Multifactor Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$159,423,563	$153,875,607	$1,001,118	$164,748
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	243,297,445	(27,656,890)	(1,856,848)	(66,740)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(242,660,971)	281,442,280	486,353	1,713,775
Net increase (decrease) in net assets resulting from operations	160,060,037	407,660,997	(369,377)	1,811,783
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(155,305,578)	(151,734,500)	(682,440)	(102,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,245,236	468,240,984	59,139,827	19,634,914
Cost of shares redeemed	(50,929,669)	(65,958,356)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(15,684,433)	402,282,628	59,139,827	19,634,914
Net Increase (Decrease) in Net Assets	(10,929,974)	658,209,125	58,088,010	21,344,697
NET ASSETS:
Beginning of year	$2,804,048,716	$2,145,839,591	$23,499,865	$2,155,168
End of year	$2,793,118,742	$2,804,048,716	$81,587,875	$23,499,865
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	67,000,000	56,800,000	900,000	100,000
Shares created	800,000	12,000,000	2,200,000	800,000
Shares redeemed	(1,200,000)	(1,800,000)	—	—
Shares outstanding, end of year	66,600,000	67,000,000	3,100,000	900,000

See Notes to Financial Statements.

72    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,001,881	$2,540,230	$77,078,329	$128,837,762
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	3,669,823	(2,740,624)	210,828,968	108,117,217
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(10,224,029)	17,692,247	(308,892,728)	210,592,857
Net increase (decrease) in net assets resulting from operations	(3,552,325)	17,491,853	(20,985,431)	447,547,836
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,564,657)	(2,519,500)	(70,658,478)	(132,233,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,765,633	32,394,808	—	142,156,692
Cost of shares redeemed	(2,608,859)	—	(1,117,157,131)	(390,765,422)
Net increase (decrease) in net assets resulting from capital share transactions	156,774	32,394,808	(1,117,157,131)	(248,608,730)
Net Increase (Decrease) in Net Assets	(5,960,208)	47,367,161	(1,208,801,040)	66,706,106
NET ASSETS:
Beginning of year	$135,047,968	$87,680,807	$2,755,145,484	$2,688,439,378
End of year	$129,087,760	$135,047,968	$1,546,344,444	$2,755,145,484
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	5,300,000	3,900,000	54,000,000	58,800,000
Shares created	100,000	1,400,000	—	3,000,000
Shares redeemed	(100,000)	—	(22,000,000)	(7,800,000)
Shares outstanding, end of year	5,300,000	5,300,000	32,000,000	54,000,000

See Notes to Financial Statements.

WisdomTree Trust    73

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global High Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$11,712,390	$10,917,762	$4,375,442	$4,991,477
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	41,309,657	5,504,097	7,203,580	6,506,454
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(92,548,440)	54,254,730	2,907,937	3,064,156
Net increase (decrease) in net assets resulting from operations	(39,526,393)	70,676,589	14,486,959	14,562,087
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(12,197,894)	(11,257,500)	(4,336,423)	(5,057,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,079,853	89,140,274	5,495,698	—
Cost of shares redeemed	(130,125,585)	(33,044,679)	(7,345,039)	(35,963,863)
Net increase (decrease) in net assets resulting from capital share transactions	(115,045,732)	56,095,595	(1,849,341)	(35,963,863)
Net Increase (Decrease) in Net Assets	(166,770,019)	115,514,684	8,301,195	(26,459,276)
NET ASSETS:
Beginning of year	$642,511,356	$526,996,672	$109,448,286	$135,907,562
End of year	$475,741,337	$642,511,356	$117,749,481	$109,448,286
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	16,500,000	14,900,000	2,150,000	2,900,000
Shares created	400,000	2,500,000	100,000	—
Shares redeemed	(3,500,000)	(900,000)	(150,000)	(750,000)
Shares outstanding, end of year	13,400,000	16,500,000	2,100,000	2,150,000
See Notes to Financial Statements.

74    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree India Earnings Fund (consolidated)		WisdomTree New Economy Real Estate Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$18,169,485	$9,794,189	$374,957	$512,280
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(100,504,591)	14,925,794	433,199	(1,253,263)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	96,003,963	420,026,363	(787,414)	2,218,729
Net increase in net assets resulting from operations	13,668,857	444,746,346	20,742	1,477,746
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(8,923,660)	—	(408,122)	(558,000)
Tax return of capital	—	(1,524,000)	—	—
Total distributions to shareholders	(8,923,660)	(1,524,000)	(408,122)	(558,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	718,527,252	1,674,291,062	—	—
Cost of shares redeemed	(538,036,438)	(25,399,122)	(4,745,466)	(6,689,089)
Net increase (decrease) in net assets resulting from capital share transactions	180,490,814	1,648,891,940	(4,745,466)	(6,689,089)
Net Increase (Decrease) in Net Assets	185,236,011	2,092,114,286	(5,132,846)	(5,769,343)
NET ASSETS:
Beginning of year	$2,878,348,186	$786,233,900	$19,892,127	$25,661,470
End of year	$3,063,584,197	$2,878,348,186	$14,759,281	$19,892,127
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	66,400,000	25,000,000	1,100,000	1,500,000
Shares created	15,200,000	42,000,000	—	—
Shares redeemed	(11,800,000)	(600,000)	(250,000)	(400,000)
Shares outstanding, end of year	69,800,000	66,400,000	850,000	1,100,000

See Notes to Financial Statements.

WisdomTree Trust    75

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$26.47	$34.93	$40.89	$64.41	$38.44
Investment Operations:
Net investment income[2]	0.46	0.44	0.36	0.60	0.23
Net realized and unrealized gain (loss)	7.54	(8.42)	(5.94)	(23.54)	26.10
Total from investment operations	8.00	(7.98)	(5.58)	(22.94)	26.33
Dividends to shareholders:
Net investment income	(0.51)	(0.48)	(0.38)	(0.58)	(0.35)
Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.51)	(0.48)	(0.38)	(0.58)	(0.36)
Net asset value, end of year	$33.96	$26.47	$34.93	$40.89	$64.41
TOTAL RETURN[3]	30.63%	(22.97)%	(13.72)%	(35.81)%	68.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$425,407	$360,647	$737,988	$835,280	$914,692
Ratio to average net assets of:
Expenses, net of expense waivers[10]	0.32%	0.32%	0.32%	0.32%	0.32%[4]
Expenses, prior to expense waivers[10]	0.32%	0.32%	0.32%	0.32%	0.38%
Net investment income	1.54%	1.48%	0.99%	1.10%	0.37%
Portfolio turnover rate[5]	28%	33%	39%	36%	20%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$29.52	$27.79	$33.10	$40.31	$24.40
Investment Operations:
Net investment income[2]	0.48	0.47	0.56	0.62	0.41
Net realized and unrealized gain (loss)	1.09	1.78	(5.27)	(7.28)	15.91
Net increase from payment by sub-adviser	—	—	—	0.00[6]	0.00[6]
Total from investment operations	1.57	2.25	(4.71)	(6.66)	16.32
Dividends to shareholders:
Net investment income	(0.44)	(0.52)	(0.60)	(0.55)	(0.41)
Net asset value, end of year	$30.65	$29.52	$27.79	$33.10	$40.31
TOTAL RETURN[3]	5.29%	8.22%	(14.20)%	(16.70)%[7]	67.18%[8]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,648,745	$1,989,862	$2,170,527	$3,319,866	$4,719,936
Ratio to average net assets of:
Expenses, net of expense waivers[10]	0.33%[9]	0.33%[9]	0.32%	0.32%	0.32%[4]
Expenses, prior to expense waivers[10]	0.33%[9]	0.33%[9]	0.32%	0.32%	0.37%
Net investment income	1.56%	1.67%	1.97%	1.62%	1.11%
Portfolio turnover rate[5]	18%	31%	28%	18%	34%

1        Shares were adjusted to reflect a 2:1 share split effective October 16, 2020.

2        Based on average shares outstanding.

3        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4        The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

5        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6        Amount represents less than $0.005.

7        Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

8        Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

9        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.32%.

10      Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

76    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$41.85	$37.78	$43.98	$44.27	$32.45
Investment Operations:
Net investment income[1]	2.37	2.40	2.81	2.75	1.76
Net realized and unrealized gain (loss)	0.03	4.03	(6.21)	(0.30)	11.93
Total from investment operations	2.40	6.43	(3.40)	2.45	13.69
Dividends to shareholders:
Net investment income	(2.31)	(2.36)	(2.80)	(2.74)	(1.87)
Net asset value, end of year	$41.94	$41.85	$37.78	$43.98	$44.27
TOTAL RETURN[2]	5.67%	17.69%	(6.97)%	5.65%	43.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,793,119	$2,804,049	$2,145,840	$2,119,845	$1,916,702
Ratio to average net assets of:
Expenses[3,4]	0.64%[5]	0.64%[5]	0.63%[6]	0.64%[5]	0.63%
Net investment income	5.57%	6.15%	7.53%	6.16%	4.58%
Portfolio turnover rate[7]	52%	42%	43%	53%	62%
WisdomTree Emerging Markets Multifactor Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$26.11	$21.55	$23.66	$25.81	$17.75
Investment Operations:
Net investment income[1]	0.69	0.60	0.90	1.01	0.56
Net realized and unrealized gain (loss)	(0.07)[8]	4.37	(2.30)	(2.44)	7.90
Total from investment operations	0.62	4.97	(1.40)	(1.43)	8.46
Dividends to shareholders:
Net investment income	(0.41)	(0.41)	(0.71)	(0.72)	(0.40)
Net asset value, end of year	$26.32	$26.11	$21.55	$23.66	$25.81
TOTAL RETURN[2]	2.32%	23.29%	(5.74)%	(5.72)%	48.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$81,588	$23,500	$2,155	$2,366	$5,162
Ratio to average net assets of:
Expenses[3]	0.48%	0.48%	0.48%	0.48%[4]	0.48%[4]
Net investment income	2.58%	2.47%	4.21%	3.91%	2.51%
Portfolio turnover rate[7]	124%	112%	123%	115%	125%

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies in which the Fund invests.

4        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

6        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8        The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.
See Notes to Financial Statements.

WisdomTree Trust    77

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$25.48	$22.48	$26.27	$29.51	$19.43
Investment Operations:
Net investment income[1]	0.57	0.55	0.80	0.83	0.61
Net realized and unrealized gain (loss)	(1.21)	3.00	(3.69)	(3.28)	10.08
Total from investment operations	(0.64)	3.55	(2.89)	(2.45)	10.69
Dividends to shareholders:
Net investment income	(0.48)	(0.55)	(0.90)	(0.79)	(0.61)
Net asset value, end of year	$24.36	$25.48	$22.48	$26.27	$29.51
TOTAL RETURN[2]	(2.64)%	16.02%	(10.75)%	(8.48)%	55.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$129,088	$135,048	$87,681	$86,705	$94,431
Ratio to average net assets of:
Expenses, net of expense waivers[6]	0.32%	0.32%	0.32%	0.32%	0.32%[3]
Expenses, prior to expense waivers[6]	0.32%	0.32%	0.32%	0.32%	0.42%
Net investment income	2.18%	2.38%	3.61%	2.89%	2.38%
Portfolio turnover rate[4]	50%	55%	40%	42%	57%
WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$51.02	$45.72	$53.44	$50.79	$32.98
Investment Operations:
Net investment income[1]	1.84	2.15	2.25	1.99	1.58
Net realized and unrealized gain (loss)	(2.87)	5.36	(7.65)	2.80	18.04
Total from investment operations	(1.03)	7.51	(5.40)	4.79	19.62
Dividends to shareholders:
Net investment income	(1.67)	(2.21)	(2.32)	(2.14)	(1.81)
Net asset value, end of year	$48.32	$51.02	$45.72	$53.44	$50.79
TOTAL RETURN[2]	(2.21)%	16.92%	(9.76)%	9.48%	60.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,546,344	$2,755,145	$2,688,439	$2,575,592	$1,935,213
Ratio to average net assets of:
Expenses[5,6]	0.59%[7]	0.59%[7]	0.58%	0.61%[8,9]	0.63%
Net investment income	3.59%	4.53%	4.96%	3.75%	3.65%
Portfolio turnover rate[4]	34%	51%	53%	45%	59%

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

4        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6        Does not include expenses of the underlying investment companies in which the Fund invests.

7        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

8        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.

9        Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

See Notes to Financial Statements.

78    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$38.94	$35.37	$39.95	$38.60	$26.57
Investment Operations:
Net investment income[2]	0.74	0.66	1.38	1.01	0.80
Net realized and unrealized gain (loss)	(3.40)	3.59	(4.62)	1.15	11.94
Total from investment operations	(2.66)	4.25	(3.24)	2.16	12.74
Dividends to shareholders:
Net investment income	(0.78)	(0.68)	(1.34)	(0.81)	(0.71)
Net asset value, end of year	$35.50	$38.94	$35.37	$39.95	$38.60
TOTAL RETURN[3]	(6.96)%	12.18%	(7.53)%	5.57%	48.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$475,741	$642,511	$526,997	$567,239	$355,130
Ratio to average net assets of:
Expenses[4]	0.44%[6]	0.43%[5,6]	0.43%[5,6]	0.54%[5,7,8]	0.58%
Net investment income	1.94%	1.85%	4.16%	2.44%	2.29%
Portfolio turnover rate[10]	62%	66%	67%	59%	56%
WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$50.91	$46.86	$51.03	$46.89	$34.33
Investment Operations:
Net investment income[2]	2.13	2.10	1.91	1.95	1.63
Net realized and unrealized gain (loss)	5.16	4.12	(4.21)	4.02	12.62
Total from investment operations	7.29	6.22	(2.30)	5.97	14.25
Dividends to shareholders:
Net investment income	(2.13)	(2.17)	(1.87)	(1.83)	(1.69)
Net asset value, end of year	$56.07	$50.91	$46.86	$51.03	$46.89
TOTAL RETURN[3]	14.64%	13.73%	(4.28)%	12.96%	42.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$117,749	$109,448	$135,908	$68,889	$65,641
Ratio to average net assets of:
Expenses[4,5]	0.59%[9]	0.58%	0.58%[8]	0.58%[8]	0.58%
Net investment income	4.02%	4.44%	4.09%	3.98%	4.05%
Portfolio turnover rate[10]	49%	41%	45%	39%	48%

1        Per share amounts were adjusted to reflect a 2:1 share split effective June 9, 2021.

2        Based on average shares outstanding.

3        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4        Does not include expenses of the underlying investment companies in which the Fund invests.

5        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

7        Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

8        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

9        Included in the expense ratio are “Other fees” decribed in Note 6. Without these expenses, the expense ratio would have been 0.58%.

10      Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    79

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$43.35	$31.45	$36.34	$31.26	$16.19
Investment Operations:
Net investment income[1]	0.24	0.25	0.41	0.38	0.16
Net realized and unrealized gain (loss)	0.42	11.71	(3.45)	5.20	15.16
Net increase from payment by sub-adviser	—	—	—	0.00[2]	—
Total from investment operations	0.66	11.96	(3.04)	5.58	15.32
Dividends to shareholders:
Net investment income	(0.12)	—	(1.85)	(0.50)	(0.25)
Tax return of capital	—	(0.06)	—	—	—
Total dividends and distributions to shareholders	(0.12)	(0.06)	(1.85)	(0.50)	(0.25)
Net asset value, end of year	$43.89	$43.35	$31.45	$36.34	$31.26
TOTAL RETURN[3]	1.51%	38.08%	(8.05)%	17.85%[4]	95.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,063,584	$2,878,348	$786,234	$893,841	$787,825
Ratio to average net assets of:
Expenses[5,6]	0.84%[9]	0.87%[7]	0.85%[8]	0.84%[9]	0.84%[9]
Net investment income	0.52%	0.66%	1.25%	1.07%	0.67%
Portfolio turnover rate[10]	30%	29%	51%	30%	23%
WisdomTree New Economy Real Estate Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$18.08	$17.11	$23.34	$26.55	$22.11
Investment Operations:
Net investment income[1]	0.38	0.40	0.35	1.14	0.89
Net realized and unrealized gain (loss)	(0.69)[13]	1.00	(6.37)	(2.74)	4.35
Total from investment operations	(0.31)	1.40	(6.02)	(1.60)	5.24
Dividends to shareholders:
Net investment income	(0.41)	(0.43)	(0.21)	(1.61)	(0.80)
Net asset value, end of year	$17.36	$18.08	$17.11	$23.34	$26.55
TOTAL RETURN[3]	(1.80)%	8.42%	(25.82)%	(6.45)%	23.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$14,759	$19,892	$25,661	$54,850	$63,711
Ratio to average net assets of:
Expenses[5]	0.58%	0.58%	0.59%[11]	0.59%[11]	0.58%
Net investment income	2.07%	2.34%	1.90%	4.48%	3.59%
Portfolio turnover rate[10]	15%	20%	165%[12]	7%	39%

1        Based on average shares outstanding.

2        Amount represents less than $0.005.

3        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4        Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

5        Does not include expenses of the underlying investment companies in which the Fund invests.

6        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7        Includes interest expense of 0.04% for the fiscal year.

8        Includes interest expense of 0.02% for the fiscal year.

9        Includes interest expense of 0.01% for the fiscal year.

10      Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

11      Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

12      The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

13      The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.
See Notes to Financial Statements.

80    WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund”)	June 5, 2007

The India Earnings Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund (the “Parent Fund”) include the accounts of the Portfolio (a wholly-owned and controlled Mauritius subsidiary). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Portfolio. All intercompany accounts and transactions have been eliminated in the consolidation.

WisdomTree Trust    81

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

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Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal year ended March 31, 2025 and open positions in such derivatives as of March 31, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at March 31, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At March 31, 2025, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

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Notes to Financial Statements (continued)

As of March 31, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
China ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ —	Unrealized depreciation on foreign currency contracts	$ 577
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	333
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	249,981	Unrealized depreciation on foreign currency contracts	536,008
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,524	Unrealized depreciation on foreign currency contracts	17
Global ex-U.S, Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	39	Unrealized depreciation on foreign currency contracts	118
Global High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	7	Unrealized depreciation on foreign currency contracts	190
New Economy Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	11	Unrealized depreciation on foreign currency contracts	12

For the fiscal year ended March 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign currency risk	$ 88,714	$ (577)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	424,106	(333)
Emerging Markets High Dividend Fund
Foreign currency risk	(1,710,197)	(2,100)
Emerging Markets Multifactor Fund
Foreign currency risk	644,070	(395,280)
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	(15,712)	1,847
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	(2,036,780)	(4,398)
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	(22,512)	(76)
Global High Dividend Fund
Foreign currency risk	(1,130)	(186)
India Earnings Fund (consolidated)
Equity risk	2,795,631	—
Foreign currency risk	(132,710)	—
New Economy Real Estate Fund
Foreign currency risk	(785)	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

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Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
China ex-State-Owned Enterprises Fund
Foreign currency risk	$ 31,552	$ 100,409	$ —
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	103,245	1,853,596	—
Emerging Markets High Dividend Fund
Foreign currency risk	699,168	894,138	—
Emerging Markets Multifactor Fund
Foreign currency risk	16,061,420	44,681,853	—
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	42,691	11,726	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	47,752	2,644,266	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	—	152,759	—
Global High Dividend Fund
Foreign currency risk	33,307	31,149	—
India Earnings Fund (consolidated)
Equity risk[1]	—	—	27,183,385
Foreign currency risk	—	183,399	—
New Economy Real Estate Fund
Foreign currency risk	543	1,641	—
[1] The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

During the fiscal year ended, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were made into restricted foreign cash accounts held by State Street Bank & Trust Company on behalf of the Emerging Markets ex-State- Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, Global ex-U.S. Quality Dividend Growth Fund, and Global High Dividend Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”,

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Notes to Financial Statements (continued)

foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of March 31, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required. Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal. Further, Indian tax laws have introduced certain General Anti-Avoidance Rules (“GAAR”) applicable to financial years beginning on or after April 1, 2017 (i.e., investments made into India on or after April 1, 2017). GAAR is applied if the “main purpose” of the arrangement is to obtain a tax benefit. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio. In the absence of any clear guidance on the applicability of the GAAR provisions to the Portfolio, and its limited benefit only with respect to dividend income, the Portfolio has elected not to claim any benefit of the tax treaty with effect from April 1, 2017 (other than on grandfathered investments). Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including

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Notes to Financial Statements (continued)

any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM. Interest expense associated with a short-term loan that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year ended, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The India Earnings Fund utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., currency, equity, or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

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Notes to Financial Statements (continued)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of March 31, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

88    WisdomTree Trust

Notes to Financial Statements (continued)

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
China ex-State-Owned Enterprises Fund
Securities Lending	$13,435,710	$—	$(13,435,710)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	—	—	—	—	577	—	—	577
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	10,933,197	—	(10,933,197)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	333	—	—	333
Emerging Markets High Dividend Fund
Securities Lending	10,426,408	—	(10,426,408)[1]	—	—	—	—	—
Emerging Markets Multifactor Fund
Foreign Currency Contracts	249,981	(223,322)	—	26,659	536,008	(223,322)	—	312,686
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,261,322	—	(1,261,322)[1]	—	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	11,795,130	—	(11,795,130)[1]	—	—	—	—	—
Foreign Currency Contracts	1,524	—	—	1,524	17	—	—	17
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	2,410,217	—	(2,410,217)[1]	—	—	—	—	—
Foreign Currency Contracts	39	—	—	39	118	—	—	118
Global High Dividend Fund
Securities Lending	884,117	—	(884,117)[1]	—	—	—	—	—
Foreign Currency Contracts	7	—	—	7	190	—	—	190
New Economy Fund
Foreign Currency Contracts	11	—	—	11	12	—	—	12
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

WisdomTree Trust    89

Notes to Financial Statements (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

90    WisdomTree Trust

Notes to Financial Statements (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
Global High Dividend Fund	0.58%
India Earnings Fund (consolidated)	0.83%
New Economy Real Estate Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2025		For the Fiscal Year Ended March 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	$807	$24,912	$355
Emerging Markets High Dividend Fund	304	12,792	404
Emerging Markets Quality Dividend Growth Fund	299	7,269	155
Emerging Markets SmallCap Dividend Fund	172	8,309	676
India Earnings Fund (consolidated)	210	9,179	4

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% - 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery

WisdomTree Trust    91

Notes to Financial Statements (continued)

of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

The India Earnings Fund issues and redeems shares on a cash basis only as certain securities markets in which this Fund invest does not permit in-kind transfers of securities.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$110,646,944	$121,745,275	$742,653	$18,614,214
Emerging Markets ex-State-Owned Enterprises Fund	343,496,032	662,897,250	17,653,925	133,593,748
Emerging Markets High Dividend Fund	1,485,143,609	1,497,250,386	3,400,726	20,145,557
Emerging Markets Multifactor Fund	96,093,238	49,646,360	13,003,979	—
Emerging Markets Quality Dividend Growth Fund	68,756,104	68,648,133	624,698	590,811
Emerging Markets SmallCap Dividend Fund	725,772,733	1,534,775,842	—	309,077,445
Global ex-U.S. Quality Dividend Growth Fund	371,437,492	401,154,170	10,902,308	95,860,623
Global High Dividend Fund	53,443,066	58,729,796	10,158,531	6,755,322
India Earnings Fund (consolidated)	1,198,018,545	1,044,361,349	—	—
New Economy Real Estate Fund	2,773,342	2,709,618	—	4,732,594

6. FEDERAL INCOME TAXES

At March 31, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
					Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$444,966,037	$77,828,633	$(95,010,749)	$(17,182,116)	$—	$(577)	$(577)	$(17,182,693)
Emerging Markets ex-State-Owned Enterprises Fund	1,442,546,482	489,020,170	(263,833,776)	225,186,394	—	(333)	(333)	225,186,061
Emerging Markets High Dividend Fund	2,743,141,432	411,051,745	(363,944,001)	47,107,744	—	—	—	47,107,744
Emerging Markets Multifactor Fund	79,775,056	5,577,520	(4,079,339)	1,498,181	65,276	(54,518)	10,758	1,508,939
Emerging Markets Quality Dividend Growth Fund	115,543,677	27,323,461	(11,765,637)	15,557,824	—	—	—	15,557,824
Emerging Markets SmallCap Dividend Fund	1,376,690,543	312,534,518	(135,942,763)	176,591,755	1,524	(17)	1,507	176,593,262
Global ex-U.S. Quality Dividend Growth Fund	468,616,086	64,232,399	(59,533,342)	4,699,057	39	(118)	(79)	4,698,978
Global High Dividend Fund	102,458,996	19,104,862	(4,216,361)	14,888,501	7	(190)	(183)	14,888,318
India Earnings Fund (consolidated)	2,301,086,771	917,019,121	(103,959,454)	813,059,667	—	—	—	813,059,667
New Economy Real Estate Fund	18,541,418	635,884	(4,503,456)	(3,867,572)	11	(12)	(1)	(3,867,573)

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

92    WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
China ex-State-Owned Enterprises Fund	$—	$(607,070,009)	$(17,182,116)	$(387)	$—	$(624,252,512)
Emerging Markets ex-State-Owned Enterprises Fund	—	(881,618,757)	225,186,394	(9,536,779)	194,603	(665,774,539)
Emerging Markets High Dividend Fund	—	(1,389,938,347)	47,107,744	(2,503,123)	239,185	(1,345,094,541)
Emerging Markets Multifactor Fund	122,107	(2,209,497)	1,498,181	9,634	1	(579,574)
Emerging Markets Quality Dividend Growth Fund	40,742	(25,307,488)	15,557,824	(1,239,381)	—	(10,948,303)
Emerging Markets SmallCap Dividend Fund	—	(440,475,360)	176,591,755	(1,799,580)	178,380	(265,504,805)
Global ex-U.S. Quality Dividend Growth Fund	390,590	(79,537,177)	4,699,057	(11,592)	107,332	(74,351,790)
Global High Dividend Fund	431,672	(15,889,325)	14,888,501	(18,271)	5,893	(581,530)
India Earnings Fund (consolidated)	—	(96,065,049)	813,059,667	(60,174,231)	—	656,820,387
New Economy Real Estate Fund	41,071	(44,601,053)	(3,867,572)	(360)	—	(48,427,914)
[1] The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024, was as follows:

Fund	Year Ended March 31, 2025	Year Ended March 31, 2024
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital
China ex-State-Owned Enterprises Fund	$6,653,130	$9,480,375	$—
Emerging Markets ex-State-Owned Enterprises Fund	27,356,455	38,726,000	—
Emerging Markets High Dividend Fund	155,305,578	151,734,500	—
Emerging Markets Multifactor Fund	682,440	102,000	—
Emerging Markets Quality Dividend Growth Fund	2,564,657	2,519,500	—
Emerging Markets SmallCap Dividend Fund	70,658,478	132,233,000	—
Global ex-U.S. Quality Dividend Growth Fund	12,197,894	11,257,500	—
Global High Dividend Fund	4,336,423	5,057,500	—
India Earnings Fund (consolidated)	8,923,660	—	1,524,000
New Economy Real Estate Fund	408,122	558,000	—
* Includes short-term capital gains, if any.

At March 31, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
China ex-State-Owned Enterprises Fund	$178,627,140	$428,287,386	$ 606,914,526
Emerging Markets ex-State-Owned Enterprises Fund	262,153,812	618,450,077	880,603,889
Emerging Markets High Dividend Fund	499,681,866	890,256,481	1,389,938,347
Emerging Markets Multifactor Fund	2,209,497	—	2,209,497
Emerging Markets Quality Dividend Growth Fund	13,574,678	11,732,810	25,307,488
Emerging Markets SmallCap Dividend Fund	332,920,761	106,195,701	439,116,462
Global ex-U.S. Quality Dividend Growth Fund	76,975,021	2,562,156	79,537,177
Global High Dividend Fund	2,422,490	13,466,835	15,889,325
India Earnings Fund (consolidated)	62,889,589	175,609	63,065,198
New Economy Real Estate Fund	9,510,458	35,090,595	44,601,053

WisdomTree Trust    93

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2025, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Fund	Late Year Ordinary Losses
China ex-State-Owned Enterprises Fund	$155,483
Emerging Markets ex-State-Owned Enterprises Fund	1,014,868
Emerging Markets High Dividend Fund	—
Emerging Markets Multifactor Fund	—
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	1,358,898
Global ex-U.S. Quality Dividend Growth Fund	—
Global High Dividend Fund	—
India Earnings Fund (consolidated)	32,999,851
New Economy Real Estate Fund	—

During the fiscal year ended March 31, 2025, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
China ex-State-Owned Enterprises Fund	$—
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	247,281,444
Emerging Markets Multifactor Fund	—
Emerging Markets Quality Dividend Growth Fund	4,214,406
Emerging Markets SmallCap Dividend Fund	187,767,930
Global ex-U.S. Quality Dividend Growth Fund	25,209,714
Global High Dividend Fund	6,110,112
India Earnings Fund (consolidated)	—
New Economy Real Estate Fund	88,440

At March 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
China ex-State-Owned Enterprises Fund	$4,087,816	$(4,087,816)
Emerging Markets ex-State-Owned Enterprises Fund	(34,690,055)	34,690,055
Emerging Markets High Dividend Fund	74,135	(74,135)
Emerging Markets Multifactor Fund	—	—
Emerging Markets Quality Dividend Growth Fund	(104,368)	104,368
Emerging Markets SmallCap Dividend Fund	(31,266,253)	31,266,253
Global ex-U.S. Quality Dividend Growth Fund	(15,427,349)	15,427,349
Global High Dividend Fund	(1,020,881)	1,020,881
India Earnings Fund (consolidated)	—	—
New Economy Real Estate Fund	(276,927)	276,927

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes,

94    WisdomTree Trust

Notes to Financial Statements (continued)

generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year ended March 31, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. DEMAND NOTE

On December 9, 2024, the India Earnings Fund entered into a demand note agreement with Bank of America, N.A. which allowed the India Earnings Fund to borrow up to $295,000,000 with a final maturity date of December 24, 2024. During the period from December 9, 2024 through December 12, 2024, the India Earnings Fund had an average outstanding demand note balance of $240,000,000 and a weighted average interest rate of 7.14% per annum. On December 13, 2024, the India Earnings Fund fully repaid amounts borrowed under the demand note and interest expense related to the demand note was $187,824.

8. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM uses to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

9. SUBSEQUENT EVENTS

On April 10, 2025, WisdomTree New Economy Real Estate Fund (WTRE) changed its investment objective, principal investment strategies and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940. As of April 10, 2025, WTRE seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the “WTRE Index”). WisdomTree, Inc., the index provider and parent company of the Fund’s investment adviser, WTAM, designed the WTRE Index to provide global exposure to equity securities of exchange-listed companies, including REITs, considered to be “new economy” companies. Companies eligible for inclusion in the WTRE Index are primarily involved in the investment themes of new economy infrastructure or next-generation digital infrastructure. WTRE invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investments in constituents of the WTRE Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

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Notes to Financial Statements (concluded)

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

96    WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund and WisdomTree New Economy Real Estate Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as it relates to WisdomTree India Earnings Fund) of WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund and WisdomTree New Economy Real Estate Fund (collectively referred to as the “Funds”), (ten of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments (consolidated as it relates to WisdomTree India Earnings Fund), as of March 31, 2025, and the related statements of operations (consolidated as it relates to WisdomTree India Earnings Fund) for the year then ended, the statements of changes in net assets (consolidated as it relates to WisdomTree India Earnings Fund) for each of the two years in the period then ended, the financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to WisdomTree India Earnings Fund) of each of the Funds (ten of the funds constituting WisdomTree Trust) at March 31, 2025, the results of their operations (consolidated as it relates to WisdomTree India Earnings Fund) for the year then ended, the changes in their net assets (consolidated as it relates to WisdomTree India Earnings Fund) for each of the two years in the period then ended and their financial highlights (consolidated as it relates to WisdomTree India Earnings Fund) for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
May 30, 2025

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Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
China ex-State-Owned Enterprises Fund	$4,381,648
Emerging Markets ex-State-Owned Enterprises Fund	18,561,968
Emerging Markets High Dividend Fund	101,172,634
Emerging Markets Multifactor Fund	542,578
Emerging Markets Quality Dividend Growth Fund	2,107,580
Emerging Markets SmallCap Dividend Fund	43,593,514
Global ex-U.S. Quality Dividend Growth Fund	9,042,932
Global High Dividend Fund	3,797,188
India Earnings Fund (consolidated)	8,923,660
New Economy Real Estate Fund	63,819

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2025. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
China ex-State-Owned Enterprises Fund	$6,222,335	$428,127
Emerging Markets ex-State-Owned Enterprises Fund	38,019,081	12,422,853
Emerging Markets High Dividend Fund	181,604,090	28,881,296
Emerging Markets Multifactor Fund	1,354,911	206,548
Emerging Markets Quality Dividend Growth Fund	4,221,348	1,230,564
Emerging Markets SmallCap Dividend Fund	90,214,931	25,410,164
Global ex-U.S. Quality Dividend Growth Fund	14,888,421	2,026,706
Global High Dividend Fund	—	—
India Earnings Fund (consolidated)	103,016,189	55,583,099
New Economy Real Estate Fund	—	—

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2025, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
China ex-State-Owned Enterprises Fund	0.73%
Emerging Markets ex-State-Owned Enterprises Fund	0.19%
Emerging Markets High Dividend Fund	0.01%
Emerging Markets Multifactor Fund	0.24%
Emerging Markets Quality Dividend Growth Fund	0.00%
Emerging Markets SmallCap Dividend Fund	0.00%
Global ex-U.S. Quality Dividend Growth Fund	0.00%
Global High Dividend Fund	46.01%
India Earnings Fund (consolidated)	0.00%
New Economy Real Estate Fund	0.11%

98    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	406,282
Phillip G. Goff	369,377
Joel Goldberg	424,750
Toni Massaro	387,815
Melinda A. Raso Kirstein	406,282
Victor Ugolyn	554,021

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

WisdomTree Trust    99

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)
Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: June 9, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date: June 9, 2025